   As filed with the Securities and Exchange Commission on February 29, 2000


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                     Securities Act of 1933 File #33-27489
                 Investment Company Act of 1940 File #811-5775
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No.


                        Post-Effective Amendment No. 33


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 36


                                  WM Trust II

               (Exact name of Registrant as specified in Charter)

                                      AND

                     Securities Act of 1933 File #333-01999
                 Investment Company Act of 1940 File #811-07577
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No.


                         Post-Effective Amendment No. 9


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 11


                    WM Strategic Asset Management Portfolios

               (Exact name of Registrant as specified in Charter)

                                      AND

                     Securities Act of 1933 File #333-36941
                 Investment Company Act of 9140 File #811-00123
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No.


                        Post-Effective Amendment No. 78



      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 76


                                   WM Trust I

               (Exact name of Registrant as specified in Charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                    (Address of principal executive offices)

       Registrant's telephone number, including area code (206) 461-3800

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                    (Name and address of agent for service)


With a copy to:

Joseph B. Kittredge, Esq.
Ropes & Gray
One International Place
Boston, MA 02110




It is proposed that this filing will become effective:

      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

      [X] on March 1, 2000 pursuant to paragraph (b) of Rule 485

      [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

      [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

      [ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

      [ ] on March 1, 2000 pursuant to paragraph (a)(ii) of Rule 485

      [ ] this post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                            WM   GROUP   OF   FUNDS
                                   PROSPECTUS
                                 MARCH 1, 2000
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Money Funds

- Market Fund
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- Tax-Exempt Money Market Fund
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- California Money Fund
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Fixed-Income Funds

- Short Term Income Fund
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- U.S. Government Securities Fund
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- Income Fund
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- High Yield Fund
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Municipal Funds

- Tax-Exempt Bond Fund
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- California Municipal Fund
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- California Insured Intermediate Municipal Fund
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- Florida Insured Municipal Fund
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Equity Funds

- Bond & Stock Fund
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- Growth & Income Fund
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- Growth Fund of the Northwest
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- Growth Fund
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- Mid Cap Stock Fund
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- Small Cap Stock Fund
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- International Growth Fund
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WM Strategic Asset Management Portfolios, LLC

- Strategic Growth Portfolio
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- Conservative Growth Portfolio
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- Balanced Income Portfolio
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- Flexible Income Portfolio
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- Income Portfolio
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                  WM Group of Funds provides a broad selection
                    of investment alternatives to investors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a crime.

                            WM   GROUP   OF   FUNDS

--------------------------------------------------------------------------------

                                    CONTENTS


                                                  PAGE
Risk/Return Summary.............................    2
  Money Funds...................................    3
  Fixed-Income Funds............................    6
  Municipal Funds...............................   10
  Equity Funds..................................   14
  Strategic Asset Management Portfolios.........   21
  Summary of Principal Risks....................   26
Fees and Expenses of the Funds and Portfolios...   31
Description of the Funds and Portfolios.........   35
  Money Funds...................................   35
  Fixed-Income Funds............................   36
  Municipal Funds...............................   37
  Equity Funds..................................   39
  Strategic Asset Management Portfolios.........   41
Common Investment Practices.....................   41
Ways to Set Up Your Account.....................   50
How Can I Invest in the Funds and Portfolios?...   51
Which Class of Shares is Best for Me?...........   53
  Class A Shares................................   53
  Class B Shares................................   54
  Distribution Plans............................   56
Distribution of Income and Capital Gains........   56
How Can I Sell Shares?..........................   57
How Can I Exchange My Shares?...................   57
Dividends, Capital Gains and Taxes..............   58
Organization....................................   59
Financial Highlights............................   63

                              RISK/RETURN SUMMARY

WM Group of Funds provides a broad range of investment choices, including asset allocation strategies available through WM Strategic Asset Management Portfolios, LLC (the "Portfolios"). This summary identifies the investment objective, principal investment strategies and principal risks of each Fund and Portfolio. The principal investment strategies identified in this summary are not the only investment strategies available to the Funds and Portfolios, and some of the principal investment strategies may not be available at any given time. For a discussion of all of the investment strategies available to the Funds and Portfolios, please see the Statement of Additional Information (the "SAI").

The principal investment strategies identified in this summary provide specific information about each of the Funds and Portfolios, but there are some general principles WM Advisors and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Fund's and Portfolio's principal investment strategies includes a short discussion of some of the principal risks of investing in such Fund or Portfolio. You can find additional information about each Fund and Portfolio, including a more detailed description of these and other principal risks of an investment in each Fund or Portfolio, after this summary. Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds and Portfolios, and the related risks, before you invest.


Below the description of each Fund or Portfolio is a bar chart showing how the investment returns of its Class A shares have varied in the past ten years, or in the years since the Fund or Portfolio began if that is less than ten years. The bar chart is intended to provide some indication of the volatility of the Fund's or Portfolio's returns. The table following each bar chart shows how, for each class of shares, average annual total returns of the Fund or Portfolio compare to returns of a broad-based securities market index for the last one, five and ten years (or, for a newer Fund or Portfolio, for the life of the Fund or Portfolio). Performance shown in the table reflects the maximum applicable sales charge, but performance shown in the bar chart does not reflect any sales charges. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.



There can be no assurance that any Fund or Portfolio will achieve its objective. It is possible to lose money "by investing" in the Funds and Portfolios. An investment in a Fund or Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Funds.

--------------------------------------------------------------------------------
                               MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk, and
- Foreign Investment     - Money Market Risk.
  Risk,

YEARLY performance of Class A Shares*
[Money Market Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             7.58
1991                                                                             5.39
1992                                                                             3.06
1993                                                                             2.41
1994                                                                             3.47
1995                                                                             5.33
1996                                                                             4.87
1997                                                                             5.04
1998                                                                             5.00
1999                                                                             4.56


During the periods shown above, the highest quarterly return was 1.87% (for the quarter ended 6/30/90), and the lowest was 0.56% (for the quarter ended 6/30/93).


PERFORMANCE TABLE*


Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (5/2/94)
CLASS A SHARES                                        4.56%        4.96%        4.66%              N/A
CLASS B SHARES                                        3.43%        4.00%         N/A              3.80%
MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX**      4.85%        5.35%        5.28%             5.28%



 * The Fund's performance through December 31, 1997 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Class B share average annual total returns shown in the Performance Table reflect the maximum applicable contingent deferred sales charge.


** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                          TAX-EXEMPT MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income that is exempt from federal income tax while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities that generate income exempt from federal income tax. The Fund's investments may include VARIABLE RATE OBLIGATIONS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL LEASES, WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES and ALTERNATIVE MINIMUM TAX ("AMT")- SUBJECT BONDS.

Among the principal risks of investing in the Fund are:

- Market Risk,          - Management Risk,
- Credit Risk,          - Tax Risk, and
- Liquidity Risk,       - Money Market Risk.

YEARLY performance of Class A Shares*
[Tax-Exempt Money Market Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             5.76
1991                                                                             4.18
1992                                                                             2.41
1993                                                                             2.06
1994                                                                             2.37
1995                                                                             4.00
1996                                                                             3.05
1997                                                                             3.18
1998                                                                             3.07
1999                                                                             2.69


During the periods shown above, the highest quarterly return was 1.44% (for the quarter ended 6/30/95), and the lowest was 0.46% (for the quarter ended 3/31/94).


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past         Past         Past
(for periods ended December 31, 1999)                         One Year    Five Years    Ten Years
CLASS A SHARES                                                  2.69%       3.20%         3.27%
MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX**                4.85%       5.35%         5.28%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                             CALIFORNIA MONEY fund

OBJECTIVE This Fund seeks to maximize current income that is exempt from federal and California state personal income tax, consistent with safety of principal and maintenance of liquidity.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental bodies that generate income exempt from California state personal income tax. The Fund may also invest in VARIABLE RATE OBLIGATIONS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL LEASES, WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES AND ALTERNATIVE MINIMUM TAX
("AMT") -- SUBJECT BONDS.


Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk,
- Geographic             - Tax Risk, and
  Concentration Risk,    - Money Market Risk.

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[California Money Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             5.02
1991                                                                             3.85
1992                                                                             2.60
1993                                                                             1.85
1994                                                                             2.20
1995                                                                             3.11
1996                                                                             2.76
1997                                                                             2.85
1998                                                                             2.48
1999                                                                             2.27


During the periods shown above, the highest quarterly return was 1.30% (for the quarter ended 12/31/90), and the lowest was 0.43% (for the quarter ended 12/31/90).


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past         Past         Past
(for periods ended December 31, 1999)                         One Year    Five Years    Ten Years
CLASS A SHARES                                                  2.27%        2.70%        2.90%
MERRILL LYNCH 3-MONTH U.S. TREASURY
BILL INDEX**                                                    4.85%        5.35%        5.28%


 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                             SHORT TERM INCOME fund


OBJECTIVE This Fund (formerly known as Short Term High Quality Bond Fund) seeks as high a level of current income as is consistent with prudent investment management and stability of principal.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in short-term bonds and other FIXED-INCOME SECURITIES, which are rated in the top four categories by a nationally recognized statistical rating organization ("investment grade") or are of comparable quality. Under normal circumstances, the Fund maintains a dollar-weighted average portfolio duration of three years or less. The Fund's investments may include CORPORATE SECURITIES, U.S. AND FOREIGN GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS AND MORTGAGE- AND ASSET-BACKED SECURITIES.


Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk, and
- Foreign                - Management Risk.
  Investment Risk,

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1994                                                                             -2.05
1995                                                                             10.03
1996                                                                              4.09
1997                                                                              5.77
1998                                                                              6.30
1999                                                                              2.92


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 3.28% (for the quarter ended 6/30/95), and the lowest was -1.52 (for the quarter ended 12/31/94).


PERFORMANCE TABLE*


Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1999)      One Year    Five Years    Inception (11/1/93)    Inception (6/30/94)
CLASS A SHARES                              -0.48%        5.07%         3.81%                   N/A
CLASS B SHARES                              -2.00%        4.96%          N/A                   4.26%
LEHMAN BROTHERS MUTUAL FUND SHORT (1-5)
INVESTMENT GRADE DEBT INDEX**                2.49%        7.30%         5.90%                  6.80%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.

** This index includes all investment-grade, corporate debt securities with maturities of one to five years.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES fund

OBJECTIVE This Fund seeks a high level of current income consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which involve leverage.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk, and
- Leveraging Risk,       - Management Risk.

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              9.45
1991                                                                             14.72
1992                                                                              6.12
1993                                                                              8.12
1994                                                                             -4.91
1995                                                                             19.45
1996                                                                              2.48
1997                                                                              9.92
1998                                                                              7.21
1999                                                                              0.13


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 6.48% (for the quarter ended 6/30/95), and the lowest was -3.68% (for the quarter ended 3/31/94).


PERFORMANCE TABLE*


Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       -4.41%        6.65%       6.58%              N/A
CLASS B SHARES                                       -5.33%        6.59%       N/A                5.49%
LEHMAN BROTHERS GOVERNMENT BOND INDEX**              -2.23%        7.44%       7.48%              6.37%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.

** This index includes all U.S. Government agency and Treasury securities.

--------------------------------------------------------------------------------
                                  INCOME fund

OBJECTIVE This Fund seeks a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in LOWER-RATED SECURITIES (which are sometimes called "junk bonds"). The Fund may also invest in convertible securities.

Among the principal risks of investing in the Fund are:
- Market Risk,
- Credit Risk,
- Currency Risk,
- Foreign Investment Risk,          - Leveraging Risk,
                                    - Derivatives Risk,
                                    - Liquidity Risk, and
                                    - Management Risk.

YEARLY performance of Class A Shares*
[Income Fund Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              8.21
1991                                                                             17.29
1992                                                                              7.38
1993                                                                             10.82
1994                                                                             -4.82
1995                                                                             21.58
1996                                                                              3.46
1997                                                                             10.51
1998                                                                              7.15
1999                                                                              0.09


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 8.04% (for the quarter ended 6/30/95), and the lowest was -3.95% (for the quarter ended 3/31/94).


PERFORMANCE TABLE*


Average Annual Total Returns                                Past        Past        Past         Since Class B
(for periods ended December 31, 1999)                     One Year   Five Years   Ten Years   Inception (3/30/94)
CLASS A SHARES                                             -4.43%       7.32%       7.43%             N/A
CLASS B SHARES                                             -5.30%       7.30%        N/A             6.13%
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX*           -2.15%       7.61%       7.65%            6.51%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.

** This index is generally considered representative of the U.S. government and corporate bond markets.

--------------------------------------------------------------------------------
                                HIGH YIELD fund

OBJECTIVE  This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding LOWER-RATED SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:
- Market Risk,
- Credit Risk,
- Currency Risk,
- Foreign Investment Risk,
                                    - Leveraging Risk,
                                    - Derivatives Risk,
                                    - Liquidity Risk,
                                    - Management Risk, and
                                    - Smaller Company Risk.

YEARLY performance of Class A Shares*

[Income Fund Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1999                                                                             12.02


Sales charges are not included in the return shown in the above bar chart. If those charges were included, the return shown would have been lower. During the period shown above, the highest quarterly return was 4.72% (for the quarter ended 6/30/99), and the lowest was 0.88% (for the quarter ended 9/30/99).



PERFORMANCE TABLE*



Average Annual Total Returns                              Past         Since Class A          Since Class B
(for periods ended December 31, 1999)                   One Year    Inception (4/8/98)     Inception (5/5/98)
CLASS A SHARES                                            7.02%            1.98%                   N/A
CLASS B SHARES                                            6.10%             N/A                   2.39%
LEHMAN BROTHERS HIGH YIELD INDEX**                        2.39%            0.52%                  0.31%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.


** This index includes all below investment-grade, corporate debt securities.

--------------------------------------------------------------------------------
                              TAX-EXEMPT BOND fund

OBJECTIVE This Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities, including MUNICIPAL LEASES, AMT-SUBJECT BONDS and INVERSE FLOATING RATE OBLIGATIONS, that generate income exempt from federal income tax. The Fund may also invest in taxable FIXED-INCOME SECURITIES (including junk bonds) and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk, and
- Leveraging Risk,       - Tax Risk.
- Derivatives Risk,


YEARLY performance of Class A Shares
YEARLY PERFORMANCE GRAPH

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              6.71
1991                                                                             11.36
1992                                                                              9.00
1993                                                                             12.54
1994                                                                             -6.53
1995                                                                             18.25
1996                                                                              2.52
1997                                                                              8.59
1998                                                                              5.08
1999                                                                              -4.4



Sales Charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 7.29% (for the quarter ended 3/31/95), and the lowest was -6.33% (for the quarter ended 3/31/94).


PERFORMANCE TABLE*


Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       -8.69%        4.77%        5.58%              N/A
CLASS B SHARES                                       -9.67%        4.72%        N/A                3.97%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**               -2.06%        6.91%        6.89%              6.05%



 * Average annual total returns shown in the Performance Table reflect deduction of the applicable sales charges.

** This index includes all investment grade, tax-exempt bond issues.

--------------------------------------------------------------------------------
                           CALIFORNIA MUNICIPAL fund

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-and long-term California MUNICIPAL OBLIGATIONS, including municipal leases and AMT-SUBJECT BONDS. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,          - Derivatives Risk,
- Credit Risk,          - Liquidity Risk,
- Leveraging Risk,      - Management Risk, and
- Geographic            - Tax Risk.
  Concentration Risk,

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
Yearly Performance Graph

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              6.47
1991                                                                              9.65
1992                                                                              9.17
1993                                                                             13.65
1994                                                                             -8.61
1995                                                                             18.09
1996                                                                              4.42
1997                                                                             10.30
1998                                                                              6.09
1999                                                                             -4.53


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 7.76% (for the quarter ended 3/31/95), and the lowest was -6.61% (for the quarter ended 3/31/94).


PERFORMANCE TABLE*


Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (6/30/94)
CLASS A SHARES                                       -8.84%        5.65%        5.71%              N/A
CLASS B SHARES                                       -9.81%        5.66%         N/A              4.77%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**               -2.06%        6.91%        6.89%             6.12%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.

** This index includes all investment grade tax-exempt bond issues.

--------------------------------------------------------------------------------
                 CALIFORNIA INSURED INTERMEDIATE MUNICIPAL fund

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-term insured California MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The weighted average effective maturity of the Fund's investments is ten years or less, and the maximum effective maturity of any of its investments is fifteen years. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Leveraging Risk,       - Management Risk, and
- Geographic Concentra-  - Tax Risk.
  tion Risk,

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[California Insured Intermediate Municipal Fund Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1995                                                                             16.45
1996                                                                              3.91
1997                                                                              7.14
1998                                                                              5.26
1999                                                                             -0.83


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 7.23% (for the quarter ended 3/31/95), and the lowest was -1.77% (for the quarter ended 6/30/99).


PERFORMANCE TABLE*


Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1999)      One Year    Five Years    Inception (4/04/94)    Inception (6/30/94)
CLASS A SHARES                              -5.31%        5.27%             4.89%                   N/A
CLASS B SHARES                              -6.36%        5.28%              N/A                   4.76%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**      -2.06%        6.91%             6.05%                  6.12%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.


** This index includes all investment grade tax-exempt bond issues.

--------------------------------------------------------------------------------
                         FLORIDA INSURED MUNICIPAL fund

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal income tax as is consistent with prudent investment management and preservation of capital. The Fund also seeks to ensure that the value of its shares is exempt from Florida intangible personal property tax.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-and long-term insured Florida MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Leveraging Risk,       - Management Risk, and
- Geographic             - Tax Risk.
  Concentration Risk,

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[Florida Insured Municipal Fund Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1994                                                                             -8.48
1995                                                                             17.57
1996                                                                              3.41
1997                                                                             10.01
1998                                                                              5.99
1999                                                                             -4.85


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 6.99% (for the quarter ended 3/31/95), and the lowest was -8.33% (for the quarter ended 3/31/94).


PERFORMANCE TABLE*


Average Annual Total Returns                  Past         Past         Since Class A          Since Class B
(for periods ended December 31, 1999)       One Year    Five Years    Inception (6/7/93)    Inception (6/30/94)
CLASS A SHARES                                -9.11%       5.18%             3.58%                  N/A
CLASS B SHARES                               -10.14%       5.21%              N/A                  4.56%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**        -2.06%       6.91%             5.37%                 6.12%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.


** This index includes all investment grade tax-exempt bond issues.

--------------------------------------------------------------------------------
                               BOND & STOCK fund

OBJECTIVE This Fund seeks to provide continuity of income, conservation of principal and long-term growth of income and principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, preferred stocks, bonds and convertible securities. At least 25% of the Fund's assets are generally invested in FIXED-INCOME SECURITIES. The Fund's investments may include U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITORY RECEIPTS
(ADRs) and EUROPEAN DEPOSITORY RECEIPTS (EDRs), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITs).
In selecting equity investments for the Fund, WM Advisors looks for long-term potential for growth in "value" stocks currently selling for less than WM Advisors believes they are worth. In selecting debt investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation.

Among the risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Currency Risk,         - Management Risk, and
- Foreign Investment     - Smaller Company Risk.
  Risk,


YEARLY performance of Class A Shares
[Yearly Performance Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              0.08
1991                                                                             21.75
1992                                                                              9.89
1993                                                                              9.27
1994                                                                             -2.13
1995                                                                             31.18
1996                                                                             13.60
1997                                                                             19.89
1998                                                                              6.93
1999                                                                              4.83



Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 12.85% (for the quarter ended 12/31/98), and the lowest was -10.15% (for the quarter ended 9/30/98).


PERFORMANCE TABLE*


Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       -0.96%       13.61%       10.48%              N/A
CLASS B SHARES                                       -0.90%       13.85%         N/A             12.17%
STANDARD & POOR'S 500 INDEX**                        21.04%       28.54%       18.19%            25.52%
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND***         -2.15%        7.61%        7.65%             6.51%



  * Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.


 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

*** This index is generally considered representative of the U.S. Government and corporate bond markets.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk          - Liquidity Risk,
- Foreign                - Management Risk, and
  Investment Risk        - Smaller Company Risk.


YEARLY performance of Class A Shares
[Yearly Performance Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             -5.98
1991                                                                             27.39
1992                                                                             11.01
1993                                                                              6.83
1994                                                                              2.58
1995                                                                             33.15
1996                                                                             22.28
1997                                                                             29.52
1998                                                                             14.41
1999                                                                             18.26



Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 21.33% (for the quarter ended 12/31/98), and the lowest was -14.72% (for the quarter ended 9/30/90).


PERFORMANCE TABLE*


Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       11.74%       21.95%       14.67%               N/A
CLASS B SHARES                                       12.36%       22.26%          N/A            19.81%
STANDARD & POOR'S 500 INDEX**                        21.04%       28.54%       18.19%            25.52%



 * Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.


** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                          GROWTH FUND OF THE NORTHWEST


OBJECTIVE This Fund (formerly known as Northwest Fund) seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, Idaho, Montana, Oregon and Washington. The Fund's investments may include REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITS).

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.
- Geographic
  Concentration Risk,

YEARLY performance of Class A Shares*
[Yearly Performance Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             -1.14
1991                                                                             43.98
1992                                                                              3.54
1993                                                                              2.50
1994                                                                             -1.42
1995                                                                             26.52
1996                                                                             22.56
1997                                                                             32.88
1998                                                                             22.98
1999                                                                             42.27


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 45.26% (for the quarter ended 12/31/98), and the lowest was -23.42% (for the quarter ended 9/30/90).


PERFORMANCE TABLE*


Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       34.45%       27.78%       17.64%               N/A
CLASS B SHARES                                       36.07%       28.04%          N/A            23.54%
STANDARD & POOR'S 500 INDEX**                        21.04%       28.54%       18.19%            25.52%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.

** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                                  GROWTH fund

OBJECTIVE  This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or the sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's sub-advisor looks for individual companies that it believes have exceptional potential for growth, regardless of economic conditions. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.


YEARLY performance of Class A Shares
[Yearly Performance Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1994                                                                              0.65
1995                                                                             36.25
1996                                                                             16.92
1997                                                                              9.78
1998                                                                             57.10
1999                                                                             94.42



Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 42.69% (for the quarter ended 12/31/99), and the lowest was -8.60% (for the quarter ended 6/30/94).


PERFORMANCE TABLE*


Average Annual Total Returns                  Past         Past         Since Class A          Since Class B
(for periods ended December 31, 1999)       One Year    Five Years    Inception (4/5/93)    Inception (6/30/94)
CLASS A SHARES                               83.23%       38.24%            30.25%                   N/A
CLASS B SHARES                               88.09%       38.71%               N/A                36.85%
STANDARD & POOR'S 500 INDEX**                21.04%       28.54%            21.63%                26.73%



 * Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.


** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund

OBJECTIVE  The Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily (at least 65% of its assets) in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies which have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.



In determining whether securities should be sold, the Advisor considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.



Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk,
- Currency Risk,         - Derivatives Risk, and
- Foreign Investment     - Smaller Company Risk.
  Risk,
- Leveraging Risk,



NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE MID CAP STOCK FUND BECAUSE IT HAD NOT BEEN IN OPERATION FOR A FULL YEAR AS OF THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                              SMALL CAP STOCK fund


OBJECTIVE This Fund (formerly known as Emerging Growth Fund) seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities, including FOREIGN INVESTMENTS, of companies with market capitalizations of less than $1.4 billion. The Fund may also invest in REPURCHASE AGREEMENTS and utilize STRATEGIC TRANSACTIONS (derivatives) such as futures and options on futures.
In selecting investments for the Fund, WM Advisors looks for small cap companies that it expects to achieve growth in earnings and revenues or that it believes are currently undervalued relative to their true worth.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,
                         - Smaller Company Risk.


YEARLY performance of Class A Shares
[Emerging Growth Fund Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1991                                                                             39.29
1992                                                                             15.40
1993                                                                             22.27
1994                                                                             -0.34
1995                                                                             32.26
1996                                                                              8.50
1997                                                                             12.63
1998                                                                              4.94
1999                                                                             71.61



Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 54.03% (for the quarter ended 12/31/99), and the lowest was -10.63% (for the quarter ended 3/31/99).


PERFORMANCE TABLE*


Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1999)      One Year    Five Years    Inception (7/18/90)    Inception (6/30/94)
CLASS A SHARES                              61.75%       22.43%            17.11%                    N/A
CLASS B SHARES                              65.05%       22.74%               N/A                 22.58%
STANDARD & POOR'S 500 INDEX**               21.04%       28.54%            19.07%                 26.73%
RUSSELL 2000 INDEX***                       21.26%       16.69%            14.65%                 16.08%



  * Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

*** This index represents the smallest 2000 companies followed by Russell and is used to measure the small cap market.

--------------------------------------------------------------------------------
                           INTERNATIONAL GROWTH fund

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS and REPURCHASE AGREEMENTS.


In selecting investments for the Fund, Capital Guardian Trust Company seeks to identify foreign stocks which have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.


Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,
                         - Smaller Company Risk.


YEARLY performance of Class A Shares
[International Growth Fund Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1991                                                                             14.42
1992                                                                            -10.57
1993                                                                             32.35
1994                                                                             -1.31
1995                                                                              4.87
1996                                                                              8.02
1997                                                                             -2.49
1998                                                                              4.08
1999                                                                             49.91



Sales charges are not included in the returns shown in the bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 29.06% (for the quarter ended 12/31/99), and the lowest was -17.45% (for the quarter ended 9/30/98).


PERFORMANCE TABLE*


Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1999)      One Year    Five Years    Inception (7/18/90)    Inception (6/30/94)
CLASS A SHARES                              41.71%       10.25%             6.25%                    N/A
CLASS B SHARES                              43.64%       10.50%               N/A                  9.14%
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE
INDEX*                                      26.96%       12.83%             8.78%                 11.41%



 * Average annual total returns shown in the Performance Table reflect deduction of the applicable sales charges.

** This index includes stock markets of Europe, Australia and the Far East weighted by capitalization and represents the equity markets of 18 countries.

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a higher level of capital growth while exposing you to corresponding levels of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.


The Portfolio may invest up to 25% of its assets in each of the Money Market, Short Term Income and High Yield Funds. It may also invest up to 50% of its assets in each of the Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Strategic Growth Portfolio Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1996                                                                             14.59
1997                                                                             12.38
1998                                                                             22.63
1999                                                                             44.48


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 25.23% (for the quarter ended 12/31/99), and the lowest was -12.72% (for the quarter ended 9/30/98).


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 1999)                         One Year       (5/31/95)
CLASS A SHARES                                                36.51%          22.24%
CLASS B SHARES                                                38.44%          22.79%
STANDARD & POOR'S 500 INDEX**                                 21.04%          26.93%
RUSSELL 3000 INDEX***                                         20.90%          25.57%



  * The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996, represents the performance of the Sierra Asset Management Account ("SAM Account"), Aggressive Growth Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.
*** This index is intended to represent the equity market as a whole.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low level of income and the potential for a medium to high level of capital growth while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 30% of its assets in each of the Money Market, Short Term Income, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 40% of its assets in each of the Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Conservative Growth Portfolio Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1991                                                                             22.87
1992                                                                              4.46
1993                                                                             18.58
1994                                                                             -3.47
1995                                                                             22.65
1996                                                                             11.26
1997                                                                              8.65
1998                                                                             18.82
1999                                                                             40.28


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 22.16% (for the quarter ended 12/31/99), and the lowest was -11.99% (for the quarter ended 9/30/98).


PERFORMANCE TABLE*


                                                                             Since Class A      Since Class B
Average Annual Total Returns                        Past      Past Five        Inception          Inception
(for periods ended December 31, 1999)             One Year      Years          (9/30/90)          (6/30/94)
CLASS A SHARES                                     32.52%       18.50%           14.94%               N/A
CLASS B SHARES                                     33.76%       18.72%             N/A              17.31%
RUSSELL 3000 INDEX**                               20.90%       26.94%           21.08%             25.27%
CAPITAL MARKET BENCHMARK***                        16.46%       15.76%           13.34%             14.78%



  * The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account"), Growth Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.


 ** This index is intended to represent the equity market as a whole.

*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 35% S&P 500, 20% MSCI EAFE + Emerging Markets, 20% Lehman Bros. Mutual Fund (1-5) Gov/Corp Index, 20% Salomon Bros. 90-day T-Bills, and 5% Russell 2000 Growth. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                               BALANCED portfolio

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and the potential for a medium level of capital growth while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in both the Equity Funds and the Fixed-Income Funds.


The Portfolio may invest up to 40% of its assets in each of the Money Market, Short Term Income Bond, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 30% of its assets in each of the Growth & Income, Growth Fund of the Northwest, Growth, Small Cap Stock, Mid Cap Stock and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*

[Balanced Portfolio Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1991                                                                             17.41
1992                                                                              2.46
1993                                                                             16.20
1994                                                                             -4.62
1995                                                                             21.73
1996                                                                              8.50
1997                                                                             10.22
1998                                                                             16.27
1999                                                                             26.97


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.47% (for the quarter ended 9/30/98).


PERFORMANCE TABLE*


Average Annual Total Returns                     Past         Past         Since Class A         Since Class B
(for periods ended December 31, 1999)          One Year    Five Years   Inception (9/30/90)   Inception (6/30/94)
CLASS A SHARES                                  19.94%       15.34%            11.96%                  N/A
CLASS B SHARES                                  21.00%       15.44%              N/A                 14.29%
LEHMAN BROTHERS AGGREGATE BOND INDEX**          -0.82%        7.73%             7.92%                 7.20%
RUSSELL 3000 INDEX***                           20.90%       26.94%            21.08%                25.27%
CAPITAL MARKET BENCHMARK****                     9.35%       10.70%             9.04%                10.02%



   * The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account") Balanced Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.


  ** This index is intended to represent the fixed-income market as a whole.

 *** This index is intended to represent the equity market as a whole.

**** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 25% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index, 25% Salomon Bros 90-day T-Bills, 20% Lehman Bros Mortgage Index, 15% S&P 500, and 15% MSCI EAFE + Emerging Markets. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                           FLEXIBLE INCOME portfolio

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a medium to high level of reinvestment income and the potential for a low to medium level of capital growth, while exposing you to a low to medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Money Market, Short Term Income Bond, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 30% of its assets in each of the Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock and Small Cap Stock Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*

[Flexible Income Portfolio Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1994                                                                              -6.1
1995                                                                             20.98
1996                                                                              6.48
1997                                                                             10.25
1998                                                                              9.24
1999                                                                              8.64


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 5.83% (for the quarter ended 12/31/98), and the lowest was -3.84% (for the quarter ended 6/30/94).


PERFORMANCE TABLE*


Average Annual Total Returns                       Past        Past         Since Class A         Since Class B
(for periods ended December 31, 1999)            One Year   Five Years   Inception (3/31/93)   Inception (6/30/94)
CLASS A SHARES                                     3.75%      10.24%            7.47%                  N/A
CLASS B SHARES                                     2.76%       9.94%             N/A                  9.23%
LEHMAN BROTHERS AGGREGATE BOND INDEX**            -0.82%       7.73%            6.03%                 7.20%
CAPITAL MARKET BENCHMARK***                        4.99%       8.41%            6.90%                 7.98%



  * The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account") Value Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.


 ** This index is intended to represent the fixed-income market as a whole.

*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 40% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index, 40% Salomon Bros 90-day T-Bills, 10% Lehman Bros Mortgage Index and 10% S&P 500. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                                INCOME portfolio

OBJECTIVE This Portfolio seeks long-term total return through reinvestment of current income consistent with preservation of capital. In general, relative to the other Portfolios, the Income Portfolio should offer you the potential for a high level of income while maintaining principal and exposing you to a low level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests 100% of its investable assets in the Fixed-Income Funds.



The Portfolio may invest up to 50% of its assets in each of the Money Market, Short Term Income and U.S. Government Securities Funds. It may also invest up to 40% of its assets in either of the Income and High Yield Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*

[Income Portfolio Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
1991                                                                             16.51
1992                                                                              7.12
1993                                                                             10.51
1994                                                                              -7.5
1995                                                                             16.67
1996                                                                              2.24
1997                                                                              8.29
1998                                                                              5.28
1999                                                                              1.97


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would have been lower. During the periods shown above, the highest quarterly return was 5.57% (for the quarter ended 6/30/95), and the lowest was -4.34% (for the quarter ended 3/31/94).


PERFORMANCE TABLE*


Average Annual Total Returns                         Past        Past         Since Class A        Since Class B
(for periods ended December 31, 1999)              One Year   Five Years   Inception (9/30/90)   Inception 6/30/94
CLASS A SHARES                                      -2.59%       6.02%            6.34%                 N/A
CLASS B SHARES                                      -3.66%       5.67%             N/A                 5.12%
LEHMAN BROTHERS AGGREGATE BOND INDEX**              -0.82%       7.73%            7.92%                7.20%
CAPITAL MARKET BENCHMARK***                          2.81%       6.39%            6.26%                6.13%



  * The Portfolio's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance for the Sierra Asset Management Agreement Account ("SAM Account"), Fixed Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.


 ** This index is intended to represent the fixed-income market as a whole.


*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 20% Salomon Bros, 90-day T-Bills, 30% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index, 10% Lehman Bros Mortgages Index and 10% Lehman Bros BAA LT Corporate Bond Index. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund or Portfolio changes with the value of the investments held by that Fund or Portfolio. Many factors can affect that value, and it is possible that you may lose money on investments in the Funds and Portfolios. Factors that may affect a particular Fund or Portfolio as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Funds and Portfolios are subject to principal risks. These risks can change over time, because the types of investments made by the Funds and Portfolios can change over time. Investments mentioned in this summary and described in greater detail under "Description of the Funds" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Funds, their investments and the related risks.

- MARKET RISK. Each of the Funds and Portfolios is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.

    One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Fund or Portfolio is likely to be worth less because its income-producing equity or debt investments are likely to be worth less.


    Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.



    Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be compounded for Funds such as the Tax-Exempt Bond, California Municipal, Florida Insured Municipal, Income and U.S. Government Securities Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Income and Short Term Income that invest in debt securities paying no interest, such as ZERO-COUPON, PRINCIPAL-ONLY and INTEREST-ONLY SECURITIES.


    The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risks of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.


- CREDIT RISK. Each of the Funds may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES. This is the risk that the issuer or the guarantor (or, in the case of the California Insured Intermediate Municipal Fund and the Florida Insured Municipal Fund, the insurer) of a debt security, or the counterparty to any of a Fund's portfolio transactions (including without limitation REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in Credit Ratings, apply. Credit risk is particularly significant for Funds such as the Income, High Yield, Tax-Exempt Bond, Bond & Stock, Growth & Income, Growth, Mid Cap Stock and Small Cap Stock Funds that may invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Short Term Income, Income, High Yield, Bond & Stock, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. The Money Market Fund may also make U.S. dollar denominated FOREIGN INVESTMENTS.


- CURRENCY RISK. Funds such as the Short Term Income, Income, High Yield, Bond & Stock, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds that invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.


- FOREIGN INVESTMENT RISK. Each of the Funds with FOREIGN INVESTMENTS such as the Short Term Income, Income, High Yield, Bond & Stock, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The Money Market Fund and the Growth Fund of the Northwest may also make U.S. dollar denominated FOREIGN INVESTMENTS.


- GEOGRAPHIC CONCENTRATION RISK. Funds such as the California Money, Growth Fund of the Northwest, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds that invest significant portions of their assets in concentrated geographic areas like the northwestern United States, California or Florida generally have more exposure to regional economic risks than Funds making investments more broadly.


- LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The Income, Short Term Income, U.S. Government Securities, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The Municipal Funds, the Fixed-Income Funds, and the Growth & Income Fund may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Funds such as the California Money, California Insured Intermediate Municipal, Short Term Income, U.S. Government Securities, Mid Cap Stock, Small Cap Stock, Growth and International Growth Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests.


- NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. Each of the California Money, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds is NON-DIVERSIFIED. This means they can invest a greater portion of their assets in a relatively small number of issuers and will have greater concentration of risk. Some of those issuers may present substantial credit or other risks.

- DERIVATIVES RISK. Each of the Funds, except the Money Funds, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, enter into STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

- LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price.

  All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.


  MANAGEMENT RISK. Each Fund and Portfolio is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Funds or Portfolios, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Funds or Portfolios.


  SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds, the High Yield Fund, and the Small Cap Stock Fund in particular, generally have the greatest exposure to this risk.

  TAX RISK. The Tax-Exempt Money Market, California Money and the Municipal Funds are subject to the risk that some or all of the interest they receive might become taxable by law or be determined by the Internal Revenue Service (or the relevant state tax authority) to be taxable. In this event, the value of the Funds' investments would likely fall, and some or all of the income distributions paid by the Funds might become taxable. In addition, some or all of the income distributions paid by these Funds may be subject to federal alternative minimum income tax.

  MONEY MARKET RISK. While the Money Funds are designed to be relatively low risk investments, they are not entirely free of risk. The Money Funds may not be able to maintain a net asset value of $1.00 per share, as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, the Money Funds are still subject to the risk that the value of your investment may be eroded over time by inflation.


  PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.


  PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by its Advisor and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.

  In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the Growth, Growth & Income, Mid Cap Stock and Small Cap Stock Funds and up to 25% of its assets in the High Yield Fund. Each of these Funds may invest significant amounts of its assets in lower-rated securities ("junk bonds"). The Portfolios may also be exposed to FOREIGN INVESTMENT RISK through their investments in the Growth, Mid Cap Stock or Small Cap Stock Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the 28 extent to which each Portfolio invests in each Fund.

    Investing in Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Dividends, Capital Gains and Taxes" for additional information about the tax implications of investing in the Portfolios.

    Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

    The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds.

                            PRINCIPAL RISKS by fund

The following chart summarizes the Principal Risks of each Fund other than Market Risk, Credit Risk, Liquidity Risk, Management Risk and Portfolio Reallocation Risk, which apply to all of the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                    Foreign     Geographic                                                  Smaller        Money
                        Currency   Investment  Concentration  Leveraging  Non-Diversification  Derivatives  Company  Tax   Market
           Fund           Risk        Risk         Risk          Risk            Risk             Risk       Risk    Risk   Risk
    MONEY
    MARKET                             X                                                                                     X
    fund
    TAX-EXEMPT
    MONEY MARKET                                                                                                      X      X
    fund
    CALIFORNIA
    MONEY                                            X                             X                                  X      X
    fund
    SHORT TERM
    INCOME                  X          X                          X                                 X
    fund
    U.S. GOVERNMENT
    SECURITIES                                                    X                                 X
    fund
    INCOME
    fund                    X          X                          X                                 X
    HIGH YIELD
    fund                    X          X                          X                                 X          X
    TAX-EXEMPT
    BOND                                                          X                                 X                 X
    fund
    CALIFORNIA
    MUNICIPAL                                        X            X                X                X                 X
    fund
    CALIFORNIA INSURED
    INTERMEDIATE                                     X            X                X                X                 X
    MUNICIPAL fund
    FLORIDA INSURED
    MUNICIPAL                                        X            X                X                X                 X
    fund
    BOND &
    STOCK                   X          X                                                            X          X
    fund
    GROWTH &
    INCOME                  X          X                          X                                 X          X
    fund
    GROWTH FUND OF
    THE NORTHWEST                      X             X                                              X          X
    GROWTH
    fund                    X          X                          X                                 X          X
    MID CAP
    STOCK                   X          X                          X                                 X          X
    fund
    SMALL CAP
    STOCK                   X          X                          X                                 X          X
    fund
    INTERNATIONAL
    GROWTH                  X          X                          X                                 X          X
    fund

--------------------------------------------------------------------------------

                         FEES AND EXPENSES OF THE FUNDS
                                 AND PORTFOLIOS


This table describes the fees and expenses that you may pay if you invest in Class A or Class B shares of a Fund or Portfolio. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The Examples on the next two pages are intended to help you compare the cost of investing in the Funds and Portfolios with the costs of investing in other mutual funds. The Examples assume that your investment has a 5% return each year, required for illustration purposes by the Securities and Exchange Commission, and that the Fund's or Portfolio's operating expenses remain the same. Your actual costs may be higher or lower than those in the Examples.



-----------------------------------------------------------------------------------------------------------------
                                SHAREHOLDER FEES                            CLASS A         CLASS B
                   (fees paid directly from your investment)             SHARES (in %)   SHARES (in %)
         ----------------------------------------------------------------------------------------------------
         Maximum sales charge (load) imposed on purchases (as a
         percentage of offering price)
         Equity Funds and Strategic Growth, Conservative Growth and
           Balanced Portfolios                                                5.50            0.00
         ----------------------------------------------------------------------------------------------------
         Fixed-Income Funds, Municipal Funds and Flexible Income and
           Income Portfolios                                                  4.50(1)         0.00
         ----------------------------------------------------------------------------------------------------
         Money Funds                                                          0.00(2)         0.00
         ----------------------------------------------------------------------------------------------------
         Maximum deferred sales charge (load) (as a percentage of
         original purchase price or redemption proceeds, as
         applicable)(5)                                                       0.00(3)         5.00(4)
         ----------------------------------------------------------------------------------------------------
         (1) 3.50% for Short Term Income Fund.
         (2) Regular sales charges apply when Class A shares of a Money Fund (on which no sales charge was paid at time of purchase) are exchanged for shares of any other Fund.
         (3) Certain investors who purchase Class A shares without paying an initial sales charge may be subject to a deferred sales charge of 1.00% on redemptions within the first year or 0.50%
             on redemptions within the second year after purchase. Class A shares are not otherwise subject to a deferred sales charge.
         (4) The maximum deferred sales charge is imposed on shares redeemed in the first year. For shares held longer than one year, the deferred sales charge declines according to the schedules set forth under "Buying Class B Shares -- Contingent deferred sales charge" in this Prospectus. The maximum deferred sales charge for Class B shares of the Short Term
             Income Fund is 4.00%.
         (5) A $10 fee may be charged for redemptions made by wire transfer.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
         CLASS A SHARES                                   from Fund assets)
         --------------------------------------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating       Expense          Net
                                               Fees      Fees(3)    Expenses    Expenses    Reimbursement(1)   Expenses
         --------------------------------------------------------------------------------------------------------------
         Money Market Fund                     0.45        0.00       0.28        0.73            N/A            0.73
         --------------------------------------------------------------------------------------------------------------
         Tax-Exempt Money Market Fund(1)       0.45        0.00       0.44        0.89           0.17            0.72
         --------------------------------------------------------------------------------------------------------------
         California Money Fund                 0.45        0.00       0.36        0.81            N/A            0.81
         --------------------------------------------------------------------------------------------------------------
         Short Term Income Fund(1)             0.50        0.25       0.41        1.16           0.16            1.00
         --------------------------------------------------------------------------------------------------------------
         U.S. Government Securities
         Fund(1,2)                             0.50        0.25       0.29        1.04           0.08            0.96
         --------------------------------------------------------------------------------------------------------------
         Income Fund(1,2)                      0.50        0.25       0.35        1.10           0.06            1.04
         --------------------------------------------------------------------------------------------------------------
         High Yield Fund                       0.63        0.25       0.49        1.37            N/A            1.37
         --------------------------------------------------------------------------------------------------------------
         Tax-Exempt Bond Fund(1)               0.48        0.25       0.16        0.89           0.01            0.88
         --------------------------------------------------------------------------------------------------------------
         California Municipal Fund(1,2)        0.50        0.25       0.16        0.91           0.03            0.88
         --------------------------------------------------------------------------------------------------------------
         California Insured Intermediate
         Municipal Fund(2)                     0.50        0.25       0.22        0.97            N/A            0.97
         --------------------------------------------------------------------------------------------------------------
         Florida Insured Municipal Fund(2)     0.50        0.25       0.39        1.14            N/A            1.14
         --------------------------------------------------------------------------------------------------------------
         Bond & Stock Fund                     0.59        0.25       0.21        1.05            N/A            1.05
         --------------------------------------------------------------------------------------------------------------
         Growth & Income Fund                  0.53        0.25       0.22        1.00            N/A            1.00
         --------------------------------------------------------------------------------------------------------------
         Growth Fund of the Northwest          0.63        0.25       0.27        1.15            N/A            1.15
         --------------------------------------------------------------------------------------------------------------
         Growth Fund(1)                        0.85        0.25       0.36        1.46           0.16            1.30
         --------------------------------------------------------------------------------------------------------------
         Mid Cap Stock Fund                    0.75        0.25       0.79        1.79            N/A            1.79
         --------------------------------------------------------------------------------------------------------------
         Small Cap Stock Fund                  0.85        0.25       0.84        1.94            N/A            1.94
         --------------------------------------------------------------------------------------------------------------
         International Growth Fund             0.99        0.25       0.65        1.89            N/A            1.89
         --------------------------------------------------------------------------------------------------------------
         Strategic Growth Portfolio(4)         0.15        0.25       0.69        1.09            N/A            1.09
         --------------------------------------------------------------------------------------------------------------
         Conservative Growth Portfolio(4)      0.15        0.25       0.63        1.03            N/A            1.03
         --------------------------------------------------------------------------------------------------------------
         Balanced Portfolio(4)                 0.15        0.25       0.64        1.04            N/A            1.04
         --------------------------------------------------------------------------------------------------------------
         Flexible Income Portfolio(4)          0.15        0.25       0.66        1.06            N/A            1.06
         --------------------------------------------------------------------------------------------------------------
         Income Portfolio(4)                   0.15        0.25       0.84        1.24            N/A            1.24
         --------------------------------------------------------------------------------------------------------------

-------------------------------------------  ---------------------------------------------
                                             EXAMPLES: You would pay the
                                             following expenses on a $10,000
                                             investment assuming a 5% annual
                                             return and redemption at the end of
         CLASS A SHARES                      each period:
         ----------------------------------  ---------------------------------------------

                                              One     Three     Five       Ten
                                             Year     Years     Years     Years
         ----------------------------------  ---------------------------------------------
         Money Market Fund                   $ 75    $  233    $  409    $  906
         -------------------------------------------------------------------------------------
         Tax-Exempt Money Market Fund(1)       91       284       497     1,096
         ---------------------------------------------------------------------------------------------
         California Money Fund                 83       259       453     1,002
         -----------------------------------------------------------------------------------------------------
         Short Term Income Fund(1)            464       706       970     1,710
         -------------------------------------------------------------------------------------------------------------
         U.S. Government Securities
         Fund(1,2)                            551       766     1,002     1,664
         --------------------------------------------------------------------------------------------------------------
         Income Fund(1,2)                     557       784     1,033     1,730
         --------------------------------------------------------------------------------------------------------------
         High Yield Fund                      583       864     1,171     2,022
         --------------------------------------------------------------------------------------------------------------
         Tax-Exempt Bond Fund(1)              537       721       924     1,497
         --------------------------------------------------------------------------------------------------------------
         California Municipal Fund(1,2)       539       727       935     1,519
         --------------------------------------------------------------------------------------------------------------
         California Insured Intermediate
         Municipal Fund(2)                    545       745       966     1,586
         --------------------------------------------------------------------------------------------------------------
         Florida Insured Municipal Fund(2)    561       796     1,054     1,774
         --------------------------------------------------------------------------------------------------------------
         Bond & Stock Fund                    651       866     1,101     1,762
         --------------------------------------------------------------------------------------------------------------
         Growth & Income Fund                 646       851     1,076     1,707
         --------------------------------------------------------------------------------------------------------------
         Growth Fund of the Northwest         661       895     1,152     1,871
         --------------------------------------------------------------------------------------------------------------
         Growth Fund(1)                       690       986     1,309     2,300
         --------------------------------------------------------------------------------------------------------------
         Mid Cap Stock Fund                   722     1,082       N/A       N/A
         --------------------------------------------------------------------------------------------------------------
         Small Cap Stock Fund                 736     1,126     1,545     2,690
         --------------------------------------------------------------------------------------------------------------
         International Growth Fund            731     1,111     1,521     2,640
         --------------------------------------------------------------------------------------------------------------
         Strategic Growth Portfolio(4)        655       878     1,122     1,806
         --------------------------------------------------------------------------------------------------------------
         Conservative Growth Portfolio(4)     649       860     1,091     1,740
         --------------------------------------------------------------------------------------------------------------
         Balanced Portfolio(4)                650       863     1,096     1,751
         --------------------------------------------------------------------------------------------------------------
         Flexible Income Portfolio(4)         552       769     1,007     1,673
         --------------------------------------------------------------------------------------------------------------
         Income Portfolio(4)                  569       822     1,098     1,867
         --------------------------------------------------------------------------------------------------------------



    (1) Reflects the Advisor's obligation to limit Total Annual Fund Operating Expenses through October 31, 2000, as described on page 62.


    (2) Reflects reduction in Management Fees effective January 1, 1999.


    (3) 12b-1 fees represent servicing fees which are paid to the Distributor. See "Which Class of Shares is Best for Me -- Distribution Plans."


    (4) Does not include underlying Fund expenses that the Portfolios bear indirectly.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                                                                    ANNUAL FUND
                                                                OPERATING EXPENSES
                                                            (expenses that are deducted
     CLASS B SHARES                                              from Fund assets)
     ------------------------------------------------------------------------------------------------------------
                                               Distribution                 Total
                                                   and                     Annual
                                                 Service                    Fund
                                  Management     (12b-1)        Other     Operating       Expense          Net
                                     Fees        Fees(3)      Expenses    Expenses    Reimbursement(1)   Expenses
     ------------------------------------------------------------------------------------------------------------
     Money Market Fund              0.45%         1.00%         0.33%       1.78%         N/A              1.78%
     ------------------------------------------------------------------------------------------------------------
     Short Term Income Fund(1)       0.50          1.00         0.44        1.94          0.16             1.78
     ------------------------------------------------------------------------------------------------------------
     U.S. Government Securities
     Fund(1,2)                       0.50          1.00         0.28        1.78          0.08             1.70
     ------------------------------------------------------------------------------------------------------------
     Income Fund(1,2)                0.50          1.00         0.35        1.85          0.06             1.79
     ------------------------------------------------------------------------------------------------------------
     High Yield Fund                 0.63          1.00         0.30        1.93          N/A              1.93
     ------------------------------------------------------------------------------------------------------------
     Tax-Exempt Bond Fund(1)         0.48          1.00         0.16        1.64          0.01             1.63
     ------------------------------------------------------------------------------------------------------------
     California Municipal
     Fund(1,2)                       0.50          1.00         0.16        1.66          0.03             1.63
     ------------------------------------------------------------------------------------------------------------
     California Insured
     Intermediate Municipal
     Fund(2)                         0.50          1.00         0.22        1.72          N/A              1.72
     ------------------------------------------------------------------------------------------------------------
     Florida Insured Municipal
     Fund(2)                         0.50          1.00         0.38        1.88          N/A              1.88
     ------------------------------------------------------------------------------------------------------------
     Bond & Stock Fund               0.59          1.00         0.25        1.84          N/A              1.84
     ------------------------------------------------------------------------------------------------------------
     Growth & Income Fund            0.53          1.00         0.31        1.84          N/A              1.84
     ------------------------------------------------------------------------------------------------------------
     Growth Fund of the Northwest    0.63          1.00         0.36        1.99          N/A              1.99
     ------------------------------------------------------------------------------------------------------------
     Growth Fund(1)                  0.85          1.00         0.40        2.25          0.16             2.09
     ------------------------------------------------------------------------------------------------------------
     Mid Cap Stock Fund              0.75          1.00         0.97        2.72          N/A              2.72
     ------------------------------------------------------------------------------------------------------------
     Small Cap Stock Fund            0.85          1.00         1.01        2.86          N/A              2.86
     ------------------------------------------------------------------------------------------------------------
     International Growth Fund       0.99          1.00         0.82        2.81          N/A              2.81
     ------------------------------------------------------------------------------------------------------------
     Strategic Growth
     Portfolio(5)                    0.15          1.00         0.70        1.85          N/A              1.85
     ------------------------------------------------------------------------------------------------------------
     Conservative Growth
     Portfolio(5)                    0.15          1.00         0.63        1.78          N/A              1.78
     ------------------------------------------------------------------------------------------------------------
     Balanced Portfolio(5)           0.15          1.00         0.63        1.78          N/A              1.78
     ------------------------------------------------------------------------------------------------------------
     Flexible Income Portfolio(5)    0.15          1.00         0.66        1.81          N/A              1.81
     ------------------------------------------------------------------------------------------------------------
     Income Portfolio(5)             0.15          1.00         0.83        1.98          N/A              1.98
     ------------------------------------------------------------------------------------------------------------

---------------------------------  -------------------------------------------------------------------------------
                                   EXAMPLES: You would pay the following expenses on
                                   a $10,000 investment assuming a 5% annual return and
                                   either
                                   a) redemption at the end of each period or
     CLASS B SHARES                b) no redemption:
     ----------------------------  ---------------------------------------------------------------------------

                                                  (a)                                 (b)
                                   One    Three     Five      Ten      One    Three     Five      Ten
                                   Year   Years    Years    Years(4)   Year   Years    Years    Years(4)
     ----------------------------  ---------------------------------------------------------------------------
     Money Market Fund             $681   $  860   $1,070    $1,815    $181   $  560   $  970    $1,815
     ------------------------------------------------------------------------------------------------------------
     Short Term Income Fund(1)      597      809    1,053     2,060     197      609    1,053     2,060
     ------------------------------------------------------------------------------------------------------------
     U.S. Government Securities
     Fund(1,2)                      681      860    1,070       898     181      560      970     1,898
     ------------------------------------------------------------------------------------------------------------
     Income Fund(1,2)               688      882    1,107     1,971     188      582    1,007     1,971
     ------------------------------------------------------------------------------------------------------------
     High Yield Fund                696      906    1,148     2,107     196      606    1,048     2,107
     ------------------------------------------------------------------------------------------------------------
     Tax-Exempt Bond Fund(1)        667      817      997     1,742     167      517      897     1,742
     ------------------------------------------------------------------------------------------------------------
     California Municipal
     Fund(1,2)                      669      823    1,108     1,764     169      523      908     1,764
     ------------------------------------------------------------------------------------------------------------
     California Insured
     Intermediate Municipal
     Fund(2)                        675      842    1,039     1,830     175      542      939     1,830
     ------------------------------------------------------------------------------------------------------------
     Florida Insured Municipal
     Fund(2)                        691      891    1,122     2,006     191      591    1,022     2,006
     ------------------------------------------------------------------------------------------------------------
     Bond & Stock Fund              687      879    1,101     1,949     187      579    1,001     1,949
     ------------------------------------------------------------------------------------------------------------
     Growth & Income Fund           687      879    1,101     1,936     187      579    1,001     1,936
     ------------------------------------------------------------------------------------------------------------
     Growth Fund of the Northwest   702      924    1,179     2,097     202      624    1,079     2,097
     ------------------------------------------------------------------------------------------------------------
     Growth Fund(1)                 728    1,003    1,311     2,383     228      703    1,211     2,383
     ------------------------------------------------------------------------------------------------------------
     Mid Cap Stock Fund             775    1,144      N/A       N/A     275      844      N/A       N/A
     ------------------------------------------------------------------------------------------------------------
     Small Cap Stock Fund           789    1,186    1,615     2,963     289      886    1,515     2,963
     ------------------------------------------------------------------------------------------------------------
     International Growth Fund      731    1,111    1,521     2,640     731    1,111    1,521     2,640
     ------------------------------------------------------------------------------------------------------------
     Strategic Growth
     Portfolio(5)                   688      882    1,107     1,968     188      582    1,007     1,968
     ------------------------------------------------------------------------------------------------------------
     Conservative Growth
     Portfolio(5)                   681      860    1,070     1,895     181      560      970     1,895
     ------------------------------------------------------------------------------------------------------------
     Balanced Portfolio(5)          681      860    1,070     1,898     181      560      970     1,898
     ------------------------------------------------------------------------------------------------------------
     Flexible Income Portfolio(5)   688      882    1,107     1,960     188      582    1,007     1,960
     ------------------------------------------------------------------------------------------------------------
     Income Portfolio(5)            701      921    1,174     2,113     201      621    1,074     2,113
     ------------------------------------------------------------------------------------------------------------



  (1) Reflects the Advisor's obligation to limit Total Annual Fund Operating Express through October 31, 2000, as described on page 62.


  (2) Reflects reduction in Management Fees effective January 1, 1999.


  (3) 0.25% of the 12b-1 fees shown represent servicing fees which are paid to the Distributor. Long-term Class B shareholders may pay more than the sales charge paid by Class A shareholders. See "Which Class of Shares is Best for Me -- Distribution Plans."


  (4) Class B shares convert to Class A shares after eight years; accordingly, the expense amounts for years nine and ten are based on Class A share expenses.


  (5) Does not include underlying Fund expenses that the Portfolios bear indirectly.

--------------------------------------------------------------------------------

ESTIMATED AGGREGATE PORTFOLIO EXPENSES

The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses shown in the table above for each Portfolio and for each underlying Fund's Class I shares, which are available only to the Portfolios. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at October 31, 1999. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.

-------------------------------------------------------------------------------------------------------
                                                        EXAMPLES: You would pay the following
                                                        combined expenses on a $10,000 investment
                                                        assuming a 5% annual return and redemption at
                                                        the end of each period.
         ----------------------------------------------------------------------------------------------
                                              Total
                                             Annual
                                            Combined
                                            Operating     One        Three         Five         Ten
                                            Expenses      Year       Years        Years        Years
         ----------------------------------------------------------------------------------------------
         CLASS A SHARES
         ----------------------------------------------------------------------------------------------
         Strategic Growth Portfolio           1.93%       $735       $1,123       $1,540       $2,680
         ----------------------------------------------------------------------------------------------
         Conservative Growth Portfolio        1.80%        723        1,085        1,477        2,549
         ----------------------------------------------------------------------------------------------
         Balanced Portfolio                   1.60%        704        1,028        1,380        2,349
         ----------------------------------------------------------------------------------------------
         Flexible Income Portfolio            1.25%        572          829        1,110        1,893
         ----------------------------------------------------------------------------------------------
         Income Portfolio                     1.24%        571          826        1,105        1,882

         CLASS B SHARES
         ----------------------------------------------------------------------------------------------
         Strategic Growth Portfolio           2.69%        772        1,135        1,531        2,835
         ----------------------------------------------------------------------------------------------
         Conservative Growth Portfolio        2.55%        758        1,093        1,462        2,698
         ----------------------------------------------------------------------------------------------
         Balanced Portfolio                   2.34%        737        1,031        1,358        2,492
         ----------------------------------------------------------------------------------------------
         Flexible Income Portfolio            2.00%        703          927        1,184        2,131
         ----------------------------------------------------------------------------------------------
         Income Portfolio                     1.98%        701          921        1,174        2,113
-------------------------------------------------------------------------------------------------------

-------------------------------------------  ---------------------------------------------------------
                                             EXAMPLES: You would pay the following
                                             combined expenses on a $10,000 investment
                                             assuming a 5% annual return and no redemption
                                             at the end of each period.
         ----------------------------------  ---------------------------------------------------------

                                               One           Three       Five         Ten
                                              Year           Years       Years       Years
         ----------------------------------  ---------------------------------------------------------
         CLASS A SHARES
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Strategic Growth Portfolio           $735          $1,123      $1,540      $2,680
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Conservative Growth Portfolio         723           1,085       1,477       2,549
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Balanced Portfolio                    704           1,026       1,360       2,349
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Flexible Income Portfolio             572             829       1,110       1,893
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Income Portfolio                      571             826       1,105       1,882
         CLASS B SHARES
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Strategic Growth Portfolio            272             835       1,431       2,835
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Conservative Growth Portfolio         258             793       1,362       2,698
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Balanced Portfolio                    237             731       1,258       2,492
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Flexible Income Portfolio             203             627       1,084       2,131
         ----------------------------------------------------------------------------------------------   --------------------------
-------------------------------
         Income Portfolio                      121             621       1,074       2,113
-------------------------------------------------------------------------------------------------------



As of October 31, 1999, the Portfolios' assets were allocated among the underlying Funds as follows:



-------------------------------------------------------------------------------------------------------------------------------
                                                         Strategic    Conservative                 Flexible
                                                          Growth         Growth       Balanced      Income       Income
                                                         Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          8%             8%           --           10%          10%
-------------------------------------------------------------------------------------------------------------------------------
  Short Term Income Fund                                    --              1%           14%          20%          15%
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund                           --              4%           19%          20%          33%
-------------------------------------------------------------------------------------------------------------------------------
  Income Fund                                               --              1%            3%          20%          29%
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Fund                                           --              3%            2%           5%          10%
-------------------------------------------------------------------------------------------------------------------------------
  Growth & Income Fund                                      37%            35%           27%          19%          --
-------------------------------------------------------------------------------------------------------------------------------
  Growth Fund of the Northwest                               3%            --            --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Growth Fund                                               41%            33%           21%           6%          --
-------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund                                 10%            14%           13%          --           --
-------------------------------------------------------------------------------------------------------------------------------
  Other Assets                                               1%             1%            1%          --            3%
-------------------------------------------------------------------------------------------------------------------------------

                    DESCRIPTION OF THE FUNDS AND PORTFOLIOS

This section provides a more complete description of the principal investment strategies and risks of each Fund and Portfolio. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Funds and Portfolios that may engage in such practices to a significant extent. You can find additional descriptions of the Funds' strategies and risks in the Statement of Additional Information ("SAI"). Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

MONEY FUNDS

The Money Funds invest only in U.S. dollar-denominated short-term, money market securities. They will only purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities that are, or have issuers that are,

- rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities,

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by a Money Fund (except U.S. Government Securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and each Money Fund's average portfolio maturity will not exceed 90 days. The Money Funds will attempt to maintain a stable net asset value ("NAV") of $1.00, but there can be no assurance that any Money Fund will be able to do so.

MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests solely in money market instruments that are selected from the following six general categories:

- U.S. Government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate obligations rated in one of the two highest rating categories by Moody's or S&P; and

- repurchase agreements.

TAX-EXEMPT MONEY MARKET FUND. The Tax-Exempt Money Market Fund invests primarily in a diversified selection of Municipal Obligations, the income from which is exempt from federal income tax. These obligations include fixed income obligations issued by states, counties, cities or other governmental bodies that generate income exempt from federal income tax. Short-term Municipal Obligations may include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes, or other forms of short-term municipal loans and obligations. Under normal market conditions, the Fund will not invest more than 20% of its assets in obligations that pay interest subject to alternative minimum tax ("AMT-Subject Bonds").

For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes.

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

CALIFORNIA MONEY FUND. To accomplish its objective, the California Money Fund invests in a portfolio of

Municipal Obligations. It is a fundamental policy of the Fund to invest, under normal market conditions, at least 80% of its total assets in Municipal Obligations. The Fund normally invests at least 80% of its total assets in Municipal Obligations issued by the State of California and its political subdivisions and certain other governmental issuers (such as the Commonwealth of Puerto Rico), which produce income that is exempt from California state personal income tax. The Fund may also invest in AMT-Subject Bonds.

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes or California personal income tax.

FIXED-INCOME FUNDS


SHORT TERM INCOME FUND. The Short Term Income Fund maintains a portfolio duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity of the present value of future cash flows, including coupon payments and principal repayments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.


The Fund will invest substantially all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by the Advisor ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase.

The Fund may invest in obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.


U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in U.S. Government securities, including mortgage-backed securities and collateralized mortgage obligations and repurchase agreements which are secured by U.S. Government Securities. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.



INCOME FUND.  The Income Fund invests most of its assets in:


- debt and convertible debt securities;

- U.S. Government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies;


- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P or Moody's; and

- deposits in U.S. banks.


The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund. It may also purchase and sell currencies on a spot (i.e., cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").



HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 65% of its assets in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Baa by Moody's or of equivalent quality as determined by the Advisor. The remainder of the Fund's assets may be invested in any other securities the Advisor believes are consistent with the Fund's objective. These may include higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.


MUNICIPAL FUNDS

Each of the Municipal Funds and the California Money Fund, invests most of its assets in Municipal Obligations. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest which may affect the ability of a Fund to purchase sufficient amounts of tax-exempt securities.

TAX-EXEMPT BOND FUND. The Tax-Exempt Bond Fund will invest at least 80% of its assets in Municipal Obligations, including inverse floating rate obligations, under normal market conditions.


The Fund specifically limits these investments to: municipal bonds, municipal notes and securities of unaffiliated tax-exempt mutual funds. The Fund also may invest up to 35% of its assets in lower-rated securities.


In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:

- U.S. Government securities;

- commercial paper rated in the highest grade by either S&P or Moody's;

- obligations of U.S. banks;

- time or demand deposits in U.S. banks; and

- repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.

Interest income from these investments that is distributed to you by the Fund may be taxable.

The Fund may also purchase and sell interest rate futures and options. The Fund may also invest in AMT-Subject Bonds, although, so long as its name includes the words "tax-exempt" and the SEC so requires, those investments will be limited to 20% of the Fund's total assets.

CALIFORNIA MUNICIPAL FUND. The California Municipal Fund invests primarily in intermediate- and long-term California municipal obligations which are Municipal Obligations that generate interest which is exempt from California state personal income tax. It is a fundamental policy of the Fund that, under normal market conditions, at least 80% of its total assets will be invested in these obligations. The Fund may also invest in AMT-Subject Bonds.

The Fund will invest primarily in investment grade Municipal Obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of Municipal Obligations.

The Fund may, under normal circumstances, invest up to 20% of its assets in

- Municipal Obligations that are not exempt from California personal income tax;

- short-term Municipal Obligations;

- taxable cash equivalents, including short-term U.S. Government securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements (collectively "Short-Term Instruments"); and

- securities of money market mutual funds (subject to the limitations set forth under "Common Investment Practices").

The Fund may, for temporary defensive purposes, invest in these securities without limitation. Also, as a non-diversified investment company under the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a small number of issuers.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND. The California Insured Intermediate Municipal Fund will invest primarily in insured intermediate-term California Municipal Obligations. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets in Insured California Municipal Obligations (except when maintaining a temporary defensive position). Under normal market conditions, the dollar-weighted average maturity of the securities in which the Fund invests will be more than three years but less than ten years. The maximum effective maturity (the maturity date without regard to call provisions, except that for pooled single family mortgage securities effective maturity is the average life of the underlying mortgage obligations) of any Municipal Obligation in which the Fund invests will be fifteen years.


All of the Municipal Obligations in which the Fund invests, taking into account any insurance, are investment grade securities. For more information, see "About Bond Insurance" on the following page.


The Fund may invest without limitation in AMT-Subject Bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in

- uninsured Municipal Obligations;

- Municipal Obligations that are not exempt from California personal income tax; and

- short-term Municipal Obligations and taxable cash equivalents, including Short-Term Instruments and securities of unaffiliated money market mutual funds (subject to the limitations set forth under "Common Investment Practices") and may, for temporary defensive purposes, invest in these securities without limitation.

In addition, the Fund may invest in inverse floating rate obligations. The Fund may engage in hedging transactions through the use of financial futures and options thereon. It may also purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate and variable rate obligations, including participation interests therein (referred to collectively as "Hedging Transactions").


FLORIDA INSURED MUNICIPAL FUND. The Florida Insured Municipal Fund will invest primarily in insured, intermediate- and long-term Municipal Obligations issued by the State of Florida and its political subdivisions. The Fund will invest primarily in investment-grade Municipal Obligations. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in insured Florida Municipal Obligations. See "About Bond Insurance" on the following page. The Fund may invest without limitation in AMT-Subject Bonds and up to 10% of its total assets in the securities of unaffiliated money market mutual funds. The Fund may also invest in inverse floating rate obligations.



The Fund may invest up to 20% in aggregate of its total assets in:


- uninsured Municipal Obligations;

- Municipal Obligations that are not exempt from Florida intangible personal property tax; and

- Short-Term Instruments and securities of unaffiliated money market mutual funds and, for temporary defensive purposes, invest in these securities without limitation.

Florida does not impose an income tax on individuals. Distributions of investment income and capital gains by the Fund will be subject to Florida corporate income taxes. Florida imposes a tax on intangible personal property owned by Florida residents. Based on a ruling the Fund has received from the Florida Department of Revenue, if the Fund's assets consist, on the last business day of the calendar year, solely of assets exempt from Florida intangible personal property tax, shares of the Fund owned by Florida residents will be exempt from Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include Florida Municipal Obligations; obligations of the U. S. Government or its agencies; and cash.

ABOUT BOND INSURANCE. The insured Municipal Obligations in which the California Insured Intermediate Municipal and Florida Insured Municipal Funds will invest and the other Municipal Funds may invest are insured under insurance policies that relate to the specific Municipal Obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the Municipal Obligations are outstanding and the insurer remains in business.

The insured Municipal Obligations are insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured Municipal Obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

EQUITY FUNDS


BOND & STOCK FUND. The Fund invests in a combination of equity and fixed-income securities. Under normal market conditions, at least 25% of the Bond & Stock Fund's assets will be invested in fixed-income securities, including preferred stocks and that portion of the value of convertible securities which is not attributable to a conversion feature. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities, and may also invest up to 35% of its assets, in below investment grade bonds (sometimes called junk bonds). The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in real estate investment trusts, known as "REITs." The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.



GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.


GROWTH FUND OF THE NORTHWEST. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the common stocks of companies whose principal executive offices are located in the Northwest States of Alaska, Idaho, Montana, Oregon and Washington.

The Fund is permitted to invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs, and may write (sell) covered call options.

Because the Fund concentrates its investments in companies located or doing business in the Northwest, the Fund is not intended as a complete investment program, and could be adversely impacted by economic trends within the five-state area.


GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in non-investment-grade debt securities.


The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to

5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 65% of its assets) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P Mid Cap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.



The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total net assets. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.



SMALL CAP STOCK FUND. The Small Cap Stock Fund invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities of issuers located in developing or emerging countries. The Fund may invest up to 35% of its assets in non-investment-grade debt securities ("junk bonds") if the Advisor believes that doing so will be consistent with the goal of capital appreciation.


INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that the Fund's sub-advisor believes present attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging markets countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return for tax-advantaged retirement and other long-term investment or savings accounts.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, the Advisor's outlook for the economy and the financial markets, and the relative market valuations of the Funds.


In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:


- short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions;

- other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of the Advisor;

- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Advisor. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisor's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder vote, each Portfolio will concentrate its investments in shares of the Funds.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds may invest, and strategies which the Advisor or the respective sub-advisor may employ in pursuit of that Fund's investment objective and a summary of risks and restrictions associated with these securities and investment practices. For more information, see the SAI.


BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the California Money, Short Term Income, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The Money Market, Tax-Exempt Money Market, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, Bond & Stock, Growth & Income and Growth Fund of the Northwest may borrow up to 5% of their total assets for emergency purposes. In addition, the Money Market and Tax-Exempt Money Market Funds may borrow up to one-third of their total assets to meet redemption requests. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Funds and Portfolios.



The Income, Short Term Income and U.S. Government Securities Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.



Each of the Short Term Income, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).



FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by a Fund may be subject to the risk of default. Fixed-Income securities, including Municipal Obligations, rated in the lower end of the investment-grade category (Baa or BBB) and lower-rated securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.


The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The Municipal Funds, Fixed-Income Funds and the Bond & Stock and Growth & Income Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein and assignments thereof.


The Money Funds may purchase floating rate and variable rate obligations, including participation interests therein.

The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Municipal Obligations purchased by the Municipal Funds may include floating rate, inverse floating rate and variable rate obligations, including variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Advisor or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

Each Fund may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Equity Funds and Fixed-Income Funds (with the exception of the U.S. Government Securities, Bond & Stock, Growth & Income Funds and Growth Fund of the Northwest) may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.


These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Advisor or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Advisor or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.


Each of the Funds other than the Money Funds (with the exception of the U.S. Government Securities, Bond & Stock, Growth & Income Funds and Growth Fund of the Northwest) may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.


While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


FOREIGN INVESTMENTS. The Money Market, Bond & Stock, Growth & Income Funds and Growth Fund of the Northwest may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The High Yield, Income, Short Term Income, Small Cap Stock, Mid Cap Stock and International Growth Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from


- fluctuations in currency exchange rates,

- devaluation of currencies,

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions,

- reduced availability of public information concerning issuers, and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The Equity Funds, the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), GLOBAL DEPOSITARY RECEIPTS ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.



GEOGRAPHIC CONCENTRATION. Potential investors in the Growth Fund of the Northwest, the Municipal Funds (other than the Tax-Exempt Bond Fund) and the California Money Fund should consider the possibly greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California and Florida municipal issuers in the case of the Municipal Funds. In addition to factors affecting the state or regional economy, certain California and Florida constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences affecting California and Florida municipal obligations, respectively. See the SAI for a more detailed description of these risks.


HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Advisor or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the Tax-Exempt Money Market, California Money, California Insured Intermediate Municipal, California Municipal, Florida Insured Municipal, Short Term Income, Tax-Exempt

Bond, Small Cap Stock, Mid Cap Stock, Growth and International Growth Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with the Advisor or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (its sub-advisor), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of each Money Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven calendar days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and


- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).



Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Trusts' Board of Trustees.


Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Money Market, Tax-Exempt Money Market, Income, U.S. Government Securities, Tax-Exempt Bond, Bond & Stock, Growth & Income and Growth Fund of the Northwest Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.


LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Short Term Income, Growth, Small Cap Stock, and International Growth Funds each may lend portfolio securities up to 20% of total assets. The Money Market, U.S. Government Securities, Income, High Yield, Bond & Stock, and Growth & Income Funds and the Growth Fund of the Northwest Mid Cap Stock may lend portfolio securities up to 33% of total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.



LOWER-RATED SECURITIES. The Income, Tax-Exempt Bond, Bond & Stock, Small Cap Stock, and Mid Cap Stock Funds may each invest up to 35% of their total assets, and the Growth and Growth and Income Funds may invest up to 20% of its total assets, in non-investment grade debt securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 65% of its assets in them.


Non-investment-grade debt securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The California Insured Intermediate Municipal, California Municipal, Florida Insured Municipal, Short Term Income, Income, U.S. Government Securities, Bond & Stock, Growth & Income Mid Cap Stock, Small Cap Stock and International Growth Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.



To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.



The U.S. Government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. Also, the guarantees do not extend to the yield or value of the Fund's shares.



Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.



In addition, the Short Term Income, Income, Bond & Stock, Mid Cap Stock and Growth & Income Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.



The Money Market, Tax-Exempt Money Market, Short Term Income, Income, Bond & Stock, Mid Cap Stock, Small Cap Stock and High Yield Funds may purchase ASSET-BACKED SECURITIES. These Funds will not invest more than 10% of their total assets in asset-backed securities, except that the Short Term Income Fund may invest up to 25% of its total assets in such securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.


MUNICIPAL OBLIGATIONS, LEASES AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

The Tax-Exempt Money Market, California Money and California Insured Intermediate Municipal Funds may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

"AMT-Subject Bonds" are Municipal Obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Dividends, Capital Gains and Taxes" for a discussion of the tax consequences of investing in AMT-Subject Bonds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.


REAL ESTATE INVESTMENT TRUSTS. The Income, High Yield, Bond & Stock, Growth & Income, Mid Cap Stock Funds and the Growth Fund of the Northwest may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.


REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. The Tax-Exempt Money Market and California Money Funds' investments in repurchase agreements are limited by their restrictions on investment in taxable instruments. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.


STAND-BY COMMITMENTS. The California Money, Tax-Exempt Money Market and the Municipal Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Obligations at a specified price. A Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities acquired with the commitment, thus increasing the cost of the securities and reducing the yield otherwise available from them. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each of the Funds and Portfolios except the Money Funds may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Fund or Portfolio may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "Strategic Transactions."

Strategic Transactions may be used

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations,

- to protect the Fund's unrealized gains in the value of its portfolio securities,

- to facilitate the sale of such securities for investment purposes,

- to manage the effective maturity or duration of the Fund's portfolio, or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any Strategic Transaction is a function of numerous variables including market conditions.

The use of Strategic Transactions involves special considerations and risks; for example,

- the ability of the Fund to utilize Strategic Transactions successfully will depend on the ability of the Advisor or the sub-advisor to predict pertinent market movements,

- the risk that the other party to a Strategic Transaction will fail to meet its obligations to the Fund,


- the risk that the Fund will be unable to close out a Strategic Transaction at a time when it would otherwise do so, due to the illiquidity of the Strategic Transaction, and


- the risk of imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions.

Strategic Transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.


U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC bonds).



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The California

Money Fund and the Municipal Funds may purchase Municipal Obligations offered on a "forward commitment" basis.

When-issued Municipal Obligations may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. No when-issued or forward commitments will be made by the California Money Fund or any Municipal Fund if, as a result, more than 20% of the value of the Fund's total assets would be committed to such transactions. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.


PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates for each Fund are shown under "Financial Highlights" in this Prospectus. The Advisor and the sub-advisors will not consider a Funds portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Fund's investment objectives and policies.

                          WAYS TO SET UP YOUR ACCOUNT

- Individual or Joint Account
  Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

  1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

  2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.

- Retirement
  Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.


   - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS("IRAs") If you are of legal age and under 70 1/2 years old, you and your spouse may each invest up to $2,000 of earned income in a Traditional IRA. Depending upon your income level and other factors, all or some of your contribution may be tax deductible. Contributions for the prior year must be received by April 15 of the current year. For further information, read IRS publication 590 or consult your tax or investment advisor.



   - ROTH IRAs If you are of legal age with AGI not exceeding $110,000 (or $160,000 if married and filing jointly) you and your spouse may each protect up to $2,000 of earned income on a non-deductible basis (subject to certain limitations for single persons with AGI equal to or greater than $95,000 and married persons who file jointly with AGI equal to or greater than $150,000) per tax year from certain tax effects. Contributions for the prior year must be received by April 15 of the current year. For further information, read IRS publication 590 or consult your tax or investment advisor.


   - ROLLOVER IRAs You may transfer money from certain employer-sponsored retirement plans and keep your tax benefits (often happens when you change employers).

   - SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAs") If you own a small business or are self-employed, you and your eligible employees could get many of the same advantages as a Keogh, but with fewer administrative requirements.

- Gifts or Transfers to a Minor Child
  ("UGMA" or "UTMA")

  You can give money to a child and obtain certain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Each account may only have one custodian and one minor.


- Trust
  You can use a Trust for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.

- Corporation or Other Organization
  Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.

                         HOW CAN I INVEST IN THE FUNDS
                                AND PORTFOLIOS?


                                           TO OPEN AN ACCOUNT:                 TO ADD TO AN ACCOUNT:
                                       (MINIMUM $1,000 PER FUND*)            (MINIMUM $50 PER FUND**)
---------------------------------------------------------------------------------------------------------
- By Phone -- 800-222-5852           Exchange from another Fund or        Exchange from another Fund or
                                     Portfolio account with the same      Portfolio account with the same
                                     registration, including name,        registration, including name,
                                     address, and taxpayer ID number      address, and taxpayer ID
                                     (social security number for an       number. If you have previously
                                     individual).                         established bank information
                                                                          for electronic funds transfer,
                                     Call WM Shareholder Services at      you may purchase additional
                                     800-222-5852. (5:00 a.m. to          shares by phone.
                                     6:00 p.m., Pacific Time/8:00
                                     a.m. to 9:00 p.m., Eastern           Call WM Shareholder Services at
                                     Time, Monday through Friday and      800-222-5852
                                     6:00 a.m. to 3:00 p.m., Pacific
                                     Time/9:00 a.m. to 6:00 p.m.,
                                     Eastern Time, on Saturdays)
---------------------------------------------------------------------------------------------------------
- By Mail                            Complete and sign the                Make your check payable to the
                                     application. Make your check or      WM Group of Funds. Any check
                                     negotiable bank draft payable        (not payable to WM Group of
                                     to the WM Group of Funds. Any        Funds) may be rejected.
                                     check (not payable to WM Group       Indicate your account number on
                                     of Funds) may be rejected.***        your check. Include the "next
                                                                          investment" stub from your
                                     Mail the completed application       previous account statement.
                                     form and check to:                   Mail the check and stub to the
                                                                          address printed on your account
                                     THE WM GROUP OF FUNDS                statement.***
                                     P.O. BOX 9757
                                     PROVIDENCE, RI 02940-9757            Exchange by mail: call
                                                                          800-222-5852 for instructions
---------------------------------------------------------------------------------------------------------
- By Wire                            1) Telephone WM Shareholder          Instruct your bank/financial
                                     Services for an application          institution to wire Federal
                                     form and instructions.               Funds as described at left
                                                                          under paragraph 2.
                                     2) Instruct your bank to wire
                                     Federal Funds exactly as
                                     follows:
                                     BOSTON SAFE DEPOSIT AND TRUST
                                     BOSTON, MA
                                     ABA# 011-001234
                                     FOR CREDIT TO:
                                     THE WM GROUP OF FUNDS
                                     ACCOUNT #167053
                                     (FUND NAME AND CLASS OF SHARES)
                                     (CUSTOMER'S NAME)
                                     (CUSTOMER'S SOCIAL SECURITY
                                     NUMBER)
                                     3) Mail the completed
                                     application form to:
                                     THE WM GROUP OF FUNDS
                                     P.O. BOX 9757
                                     PROVIDENCE, RI 02940-9757

                         HOW CAN I INVEST IN THE FUNDS
                            AND PORTFOLIOS? (CONT.)


                                           TO OPEN AN ACCOUNT:
                                       (MINIMUM $50 FOR AUTOMATIC              TO ADD TO AN ACCOUNT:
                                            INVESTMENT PLANS)                (MINIMUM $50 per fund**)
---------------------------------------------------------------------------------------------------------
- Automatic Investment Plan          1) Obtain and complete an            Pre-authorized periodic
                                     application form.                    (weekly, bi-monthly, or
  (Minimum New Account amount                                             monthly) investments will be
  $50+)                              2) Attach a voided check or          processed automatically.
                                     deposit slip from the bank
                                     account you would like the
                                     investments transferred from
                                     and indicate either the day of
                                     the week or day(s) of the month
                                     when the purchase would occur.
                                     3) Mail the application and
                                     check to the address listed
                                     above.***
---------------------------------------------------------------------------------------------------------



  * $10,000 for each Portfolio and $2,000 for IRA accounts investing in a Portfolio.


 ** $100 for each Portfolio.


*** Payment of redemption proceeds for shares purchased by check, negotiable bank draft or by Automated Clearing House transfer may be delayed for up to 15 days after purchase. See page 57 for additional information.

  + $1,000 for the Portfolios.

                     WHICH CLASS OF SHARES IS BEST FOR ME?


This prospectus offers you a choice of two classes of fund shares: Class A and Class B. The next several pages will expand upon the "Fees and Expenses" section (pages 31 - 34) to help you determine which class of shares is best for you. This will depend upon a number of factors, including the amount you plan to invest and how long you plan to hold your shares.


CLASS A SHARES

The offering price for Class A shares of the Non-Money Funds is the NAV next calculated after receipt of a properly completed purchase order, plus an initial sales charge as shown in the table below. Sales charges may be reduced or waived as discussed following the table. The final column in each table indicates what dealers receive for selling Class A shares.

---------------------------------------------------------------------------------------------
                                                              -Fixed-Income Funds
                                                      (other than Short Term Income Fund)
                                                               -Municipal Funds
                                                          -Income and Flexible Income
                                                                  Portfolios
         ------------------------------------------------------------------------------------
                                                                                   REALLOWED
                                                          SALES CHARGE            TO DEALERS
         ------------------------------------------------------------------------------------
                                                  Percentage     Percentage of    Percentage
                                                  of Offering     Net Amount      of Offering
             Purchase of Class A Shares              Price         Invested          Price
         ------------------------------------------------------------------------------------
         Less than $50,000                           4.50%            4.71%          4.00%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000              4.00             4.17           3.50
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000             3.50             3.63           3.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000             2.50             2.56           2.00
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000           2.00             2.04           1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                          .00              .00            .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

-------------------------------------------  -----------------------------------------------------

                                                            -Equity Funds
                                                         -Strategic Growth,
                                                       Conservative Growth and
                                                         Balanced Portfolios
         ----------------------------------  -------------------------------------------------
                                                                              REALLOWED
                                                     SALES CHARGE            TO DEALERS
         ----------------------------------  -------------------------------------------------
                                             Percentage     Percentage of    Percentage
                                             of Offering     Net Amount      of Offering
             Purchase of Class A Shares         Price         Invested          Price
         ----------------------------------  -------------------------------------------------
         Less than $50,000                      5.50%           5.82%           4.75%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000         4.75            4.99            4.00
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000        3.75            3.90            3.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000        3.00            3.09            2.50
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000      2.00            2.04            1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                     .00             .00             .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                            -Short Term Income Fund
         ------------------------------------------------------------------------------------
                                                                                   REALLOWED
                                                          SALES CHARGE            TO DEALERS
         ------------------------------------------------------------------------------------
                                                  Percentage     Percentage of    Percentage
                                                  of Offering     Net Amount      of Offering
             Purchase of Class A Shares              Price         Invested          Price
         ------------------------------------------------------------------------------------
         Less than $50,000                           3.50%            3.63%          3.00%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000              3.00             3.09           2.50
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000             2.50             2.56           2.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000             2.25             2.30           2.00
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000           2.00             2.04           1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                          .00              .00            .00
         ------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------



* See "net asset value purchases" below.

Example: An investor considers putting $1,000 into an Equity Fund's Class A shares. Based on the first column in the above table, 5.50% of the $1,000 would pay for a sales charge. The charge would be $55.00, which is 5.82% of the net investment of $945.00, as the next column shows. The dealer selling the shares would be paid $47.50 of the $55.00, which is 4.75% of $1,000, as the last column shows.

CUMULATIVE DISCOUNT. This allows your current purchases to qualify for the foregoing discounts by including the value of shares of the Funds and Portfolios that were purchased subject to an initial or contingent deferred sales charge. The discount will be based on current market value. An individual, his or her spouse and/or minor children and trustees purchasing for single fiduciary accounts are eligible for this discount. It is the responsibility of the shareholder at the time of purchase to inform WM Group of Funds that the cumulative discount applies.


LETTER OF INTENT. This discount is for purchases made over an extended period. It provides you with a cumulative discount on the same basis as explained in the previous paragraph if the following conditions are met: Purchases of Class A shares must be made within a 13-month period that begins no earlier than 90 days before the submission of a letter of intent from the investor to the Funds. For more information about this discount, please contact Shareholder Services or your Investment Representative.


REINVESTMENT. You can reinvest redemption proceeds of Class A shares that were subject to a sales charge when first purchased in other Class A shares within 120 days without incurring another initial sales charge. You can also reinvest any redemption proceeds of Class B shares that were subject to a contingent deferred sales charge in Class A shares within 120 days without incurring an initial sales charge. It is the responsibility of the shareholder at the time of purchase to inform WM Group of Funds that the 120-day reinvestment option applies.


NET ASSET VALUE PURCHASES. There is no initial sales charge on Class A purchases of $1 million or more, but such purchases are generally subject to a contingent deferred sales charge of 1.00% if you redeem them during the first year after purchase or .50% if you redeem them during the second year after purchase.


Qualified employee benefit plans that have more than 100 participants investing in the plan or that have more than $500,000 invested in the Funds and Portfolios may purchase shares without an initial sales charge. However, a contingent deferred sales charge of 1% may be imposed on the amount that was invested through such a plan in Class A shares and that is redeemed (1) if, within the first two years after the plan's initial investment in the Funds or Portfolios, the named fiduciary of the plan withdraws the plan from investing in the Funds and Portfolios in a manner that causes all shares held by the plan's participants to be redeemed; or (2) by a plan participant within two years of the plan participant's purchase of such Class A shares. The contingent deferred sales charge will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or post-purchase disability of a shareholder (including one who owns the shares as joint tenant).



Class A shares may be purchased at net asset value, by officers, directors and employees of the Advisor or its affiliates, or companies which have entered into selling agreements with the Distributor, and to children, step-children, and parents of such individuals. The purchase must be for investment purposes only and may not be resold other than through redemption by the Fund or Portfolio. The Funds and Portfolios may also offer their shares at net asset value to certain retirement plans; to investors who purchase shares with the proceeds of redemptions of shares of other mutual funds advised by WM Advisors or its affiliates within five business days of such redemptions; and to brokers, dealers or registered investment advisors who have entered into arrangements with the Distributor providing specifically for the shares to be used in particular investment products made available to their clients for which they may charge a separate fee. No sales charge will be assessed on a purchase by any other investment company in connection with the combination of such company with the Trust by merger, acquisition of assets or otherwise. The Distributor will pay authorized dealers commissions on certain net asset value purchases as described in the SAI.


EACH FUND AND PORTFOLIO RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES OF ANY CLASS OF ANY FUND OR PORTFOLIO AT ANY TIME. Each Fund and Portfolio also reserves the right to reject any specific purchase order, including purchases by exchange.

CONSULT AN INVESTMENT REPRESENTATIVE OR SEE THE SAI IF YOU THINK YOU MAY QUALIFY FOR ANY OF THESE PURCHASE PLANS. YOU MUST NOTIFY THE FUND OR PORTFOLIO AT THE TIME OF PURCHASE WHENEVER A REDUCED SALES CHARGE OR NET ASSET VALUE PURCHASE APPLIES.

CLASS B SHARES

Class B shares are offered at the NAV next calculated after receipt of a properly completed purchase order, without an initial sales charge. The entire amount of the purchase price is invested in the Fund selected. However, Class B shares have higher distribution and service fees than Class A shares for eight years. Also, if you redeem Class B shares within five years of purchase (four years in the case of Class B shares of the Short Term Income Fund), you generally must pay a contingent deferred sales charge.

The proceeds from any contingent deferred sales charges are paid to the Distributor to defray expenses for providing distribution services for Class B shares. Examples of such expenses include compensation to salespeople and selected dealers. The Distributor currently pays authorized dealers commissions of 4.00% of the price of Class B shares sold by them (3.00% for Class B shares of the Short Term Income Fund).


CONTINGENT DEFERRED SALES CHARGE (CDSC). Class B shares redeemed within five years of purchase are subject to a contingent deferred sales charge according to the following schedule. Class B shares purchased by exchange will be subject to a contingent deferred sales charge using the schedule of the Fund originally purchased. Shares purchased through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.


Class B shares of all Funds (except for the Short Term Income Fund) and Class B shares of all Portfolios:

                  YEAR OF
                 REDEMPTION                        Contingent
               AFTER PURCHASE                 Deferred Sales Charge
-------------------------------------------------------------------
First.......................................          5.00%
Second......................................          4.00%
Third.......................................          3.00%
Fourth......................................          2.00%
Fifth.......................................          1.00%
Sixth and following.........................          0.00%

Class B shares of the Short Term Income Fund:

                 YEAR OF
                REDEMPTION                         Contingent
              AFTER PURCHASE                  Deferred Sales Charge
-------------------------------------------------------------------
First.....................................            4.00%
Second....................................            3.00%
Third.....................................            2.00%
Fourth....................................            1.00%
Fifth and following.......................            0.00%

Class B shares of certain Funds purchased prior to March 20, 1998, may be subject to a different contingent deferred sales charge schedule, as described in the SAI.

The contingent deferred sales charge is calculated by applying the above percentages to the lesser of (1) the NAV of the redeemed shares at the time they were purchased or (2) the NAV of the redeemed shares at the time of redemption. This means that no contingent deferred sales charge will be charged on any NAV increases above the initial purchase price. Shares are redeemed in the order that results in the lowest possible rate being charged. Accordingly, they will be redeemed first from shares purchased through reinvested dividends or capital gain distributions and then in the order of purchase.

Here is an example:

An investor purchases 100 Class B shares at $10 per share -- for a total cost of $1,000. In the second year after the purchase, the NAV has risen to $12 per share, and the investor has acquired 10 more shares through dividend reinvestment.

At that time, the investor decides to make the first redemption. The transaction includes 50 shares at $12 per share -- for a total of $600.

The first 10 shares to be redeemed will not be subject to any charge because of the 10 shares received from dividend reinvestment.

As for the other 40 shares, the charge will be applied only to the original cost of $10 per share. The NAV increase of $2 per share will not be considered. As a result, $400 of the redemption proceeds (40 X $10) will be charged a rate of 4%, which is the second-year rate shown in the table above. The resulting sales charge will be 4% X $400, which will be $16.

The contingent deferred sales charge may be waived for redemptions of Class B shares under these circumstances:

- Following the death or post-purchase disability of a shareholder, as defined in Section 72(m)(7) of the Code;


- In connection with distributions (other than transfers of assets) from an IRA or other retirement plan made to shareholders over age 59 1/2 (70 1/2 in the case of Class B shares of certain Funds purchased prior to March 20, 1998 as described in the SAI);


- According to a systematic withdrawal plan -- but limited to 12% annually of the value of the Fund at the time the systematic withdrawal plan is established; and

- In connection with the involuntary liquidation by the Fund or Portfolio of a shareholder's account such as described under "How to Sell Shares."


YOU MUST NOTIFY THE FUND OR PORTFOLIO WHENEVER YOU ARE ENTITLED TO A WAIVER OR REIMBURSEMENT OF CDSC.

CONVERSION FEATURE. Class B shares that remain outstanding for eight years will generally convert to Class A shares of the same Fund or Portfolio based on the relative NAVs at the time of conversion.

DISTRIBUTION PLANS


Each of the Funds has adopted distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B and shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. The Tax-Exempt Money Market and California Money Funds currently offer only Class A shares. Under the applicable Rule 12b-1 Plans, WM Funds Distributor, Inc., referred to as the Distributor in this Prospectus, receives a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares.


The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund or Portfolio, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Fund or Portfolio shares may receive different compensation with respect to one particular class of shares over another, and may receive additional compensation or other incentives for selling Fund or Portfolio shares.

DISTRIBUTION OF INCOME AND CAPITAL GAINS


The Funds and Portfolios distribute dividends from net investment income (which is essentially interest and dividends earned from owning securities, minus expenses). They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund or Portfolio. Dividends from the net investment income of the Money, Fixed-Income and Municipal Funds and the Balanced, Flexible Income and Income Portfolios will normally be declared daily and paid monthly. Dividends from the net investment income of the Bond & Stock and Growth & Income Funds and the Conservative Growth Portfolio will normally be declared and paid quarterly. Dividends from the net investment income of the Growth Fund and the Strategic Growth Portfolio will normally be declared and paid semiannually. Dividends from the net investment income of the Growth Fund of the Northwest and the Mid Cap Stock, Small Cap Stock and International Growth Funds will normally be declared and paid annually. Except as otherwise specified, the Funds and Portfolios distribute capital gains, if any, at least annually, normally in December.


You have three choices regarding what you do with dividends and capital gain distributions. You can make your choice at the time of your initial purchase or by contacting the Funds' offices or your investment representative. The options include:

AUTOMATIC REINVESTMENT. This procedure is automatically effective unless you choose another option. All dividends and capital gain distributions are reinvested into additional shares of the Fund or Portfolio.


REINVESTMENT OF DIVIDENDS IN ANOTHER FUND OR PORTFOLIO. Income dividends may be automatically invested in the same class of shares of another Fund or Portfolio, provided that Fund or Portfolio is available for sale in your state of residence.


CASH PAYMENT OF ALL DISTRIBUTIONS. All dividends and capital gain distributions are deposited to your pre-authorized bank account or paid by check.

Reinvestments of income dividends and capital gain distributions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets.

If you've chosen to receive dividends or capital gain distributions in cash and your check is returned as undeliverable, the Funds and Portfolios reserve the right (but are not obligated) to reinvest your check at the then-current NAV and to automatically reinvest subsequent dividends and capital gain distributions in your account. The Funds and Portfolios may also automatically reinvest dividends or distributions of $10 or less.

HOW CAN I SELL SHARES?

You may redeem shares at any time in the following ways. The price paid per share will be the NAV next calculated after receipt of a properly completed redemption request (less any applicable CDSC).


TELEPHONE. You may authorize telephone transactions on your account application. Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 800-222-5852. Telephone transaction privileges may be restricted and generally, redemptions will not be allowed for amounts totalling more than $50,000 per fund in a given day. You may also request these transactions through your investment representative. Proceeds may be directed to a pre-authorized bank or broker account or to the address of record for the account.


It may be difficult to reach the Trusts' offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. The Funds' and Portfolios' transfer agent is committed to extending its 5:00 a.m. to 6:00 p.m. Pacific time business hours during such periods.


WRITTEN REQUEST. You may also redeem shares by writing the Trusts' offices. Written requests, including requests for redemptions exceeding $50,000, may require a signature guarantee, as described below, and the return of any outstanding share certificates. Changes in pre-authorized redemption instructions or your account registration may also require signature guarantees of all registered owners. For your protection, the signature(s) must be guaranteed by an eligible guarantor institutions which includes banks, credit unions, broker dealers, national securities exchanges, savings institutions as well as medallion signature guarantee.



PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless you recently purchased Fund shares by check or Automated Clearing House transfer. In that case, redemption proceeds may be delayed for up to 15 days after the purchase transaction, to allow for the collection of funds. Under unusual circumstance, the Fund may suspend redemptions or postpone payment for seven days as permitted by federal securities laws. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank may also charge a fee.



SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals of at least $50 on a periodic basis. A $5,000 minimum balance in the applicable Fund or $10,000 in the applicable Portfolio is required to establish a systematic withdrawal plan (the minimum balance requirement is waived for IRA accounts). Shares of the Fund or Portfolio will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income and capital gains will eventually exhaust the account. Class B shareholders may use a systematic withdrawal plan to redeem up to 12% of the Fund beginning balance annually, without incurring a contingent deferred sales charge. The beginning balance is the Fund balance at the time the systematic withdrawal plan is established.



OTHER CONSIDERATIONS. It is costly to maintain small accounts. Accordingly, an account may be closed after 60 days' written notice if the value in an individual Fund or Portfolio falls below a minimum (currently $10,000 for the Portfolios and $1,000 for the Funds or, in the case of an IRA account, $2,000 for the Portfolios and $1,000 for the Funds). Accounts will not be closed if they fall below the minimum solely because of declines in market value. Shares will be redeemed at the next calculated NAV, less any applicable CDSC, on the day the account is closed. To prevent an account closure, you may purchase shares to bring your account balance above the minimum or initiate an automatic investment plan during the 60-day grace period.


IRAs AND OTHER TAX-SHELTERED RETIREMENT PLANS

Shares of the Funds or Portfolios may be appropriate for many retirement plans, including IRAs. Retirement plan contributions are tax deductible in some cases, and earnings compound on a tax-deferred and, in some cases, on a tax-free basis until withdrawn.

Information about IRAs and other qualified retirement plans is available from the Trusts' offices or your Investment Representative.

HOW CAN I EXCHANGE MY SHARES?

You may exchange shares of any of the Funds or Portfolios for shares of the same class of any other of the Funds or Portfolios. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund from which the shares were initially purchased. Shares exchanged from a Money Fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a Fund that imposes an initial or contingent deferred sales charge.

All exchanges are subject to the minimum investment requirements of the Fund or Portfolio being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Funds and Portfolios reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund or Portfolio and, consequently, may be disallowed.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund and Portfolio will distribute substantially all of its net investment income and net realized capital gain on a current basis.

You are responsible for federal income tax (and state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.

Generally, dividends paid by the Funds and Portfolios from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Fund or Portfolio as deriving from net gains on securities held for more than one year are taxable as such (generally at a 20% tax rate), regardless of how long you have held your shares.

A dividend or distribution made shortly after the purchase of shares of a Fund or Portfolio by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.

Because of tax law requirements, you must provide the Trusts an accurate and certified taxpayer identification number (for individuals, a Social Security number) to avoid the 31% "back-up" withholding tax.

Early in each calendar year each Fund and Portfolio will notify you of the amount and tax status of distributions paid to you for the preceding year.

A Portfolio's use of a fund-of-funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxes" in the Statement of Additional Information.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE MUNICIPAL FUNDS, TAX-EXEMPT MONEY MARKET FUND, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND AND CALIFORNIA MONEY FUNDS. Distributions designated as "exempt-interest dividends" by any of the Municipal Funds, the Tax-Exempt Money Market Fund or the California Money Fund are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.



ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE FLORIDA INSURED MUNICIPAL, CALIFORNIA MONEY, CALIFORNIA MUNICIPAL, AND CALIFORNIA INSURED INTERMEDIATE FUNDS. It is expected that shares of the Florida Insured Municipal Fund held by a Florida resident will be exempt from the Florida intangible personal property tax and that a portion of the dividends paid by the California Money Fund, California Municipal Fund and the California Insured Intermediate Municipal Fund will be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the Florida and California state tax treatment of investments in these funds.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH
FUND. The International Growth Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE FUNDS OR PORTFOLIOS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS OR PORTFOLIOS.

                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.

ADVISOR AND SUB-ADVISORS

The Funds and Portfolios are managed by WM Advisors, Inc., which is referred to as the Advisor in this Prospectus. The Advisor's address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth, International Growth, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and Tax-Exempt Bond Funds, to a sub-advisor. Each Fund and Portfolio may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information see the SAI.

The Advisor has been in the business of investment management since 1944. Its responsibilities include formulating each Fund's and Portfolio's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Fund's or Portfolio's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Funds and Portfolios. In connection with its service as investment advisor to each Fund and Portfolio, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Funds or Portfolios and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Fund or Portfolio and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's or Portfolio's assets. The Advisor is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:

JANUS, 100 Fillmore Street, Denver, Colorado 80206, acts as sub-advisor to the Growth Fund. Janus is an indirectly majority owned subsidiary of Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of December 31, 1999, Janus' assets under management were in excess of $248 billion.



VAN KAMPEN, One Parkview Plaza, Oakbrook, Illinois 60181, acts as sub-advisor to the California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal Funds and Tax-Exempt Bond Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of December 31, 1999, of more than $64 billion.



CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, CA 90071, acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. ("CGI"), which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $123 billion as of December 31, 1999.


INDIVIDUAL FUND MANAGERS


Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the High Yield and Income Funds. He has managed these Funds since March 1998 and 1992, respectively, and has been employed by the Advisor since 1992. Craig V. Sosey, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by the Advisor since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years. Randall L. Yoakum, CFA, First Vice President and Chief Investment Officer of the Advisor and Stephen Spencer, CFA, Vice President and Portfolio Manager are primarily responsible for the day-to-day management of the Growth & Income and Mid Cap Stock Funds. Mr. Yoakum has been Portfolio Manager of the Growth & Income Fund since February 1999 and co-manager of the Mid Cap Stock Fund since March 2000. Mr. Yoakum also leads a team of investment professionals in managing each of the Portfolios and has done so since January 2000. Prior to assuming these duties, Mr. Yoakum was Chief Investment Officer for D.A. Davison & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Mr. Spencer has been employed by the Advisor since September 1999 and has been co-manager of the Growth & Income Fund since January 2000 and of the Mid Cap Stock Fund since March 2000. Prior to that, Mr. Spencer was a portfolio manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985. Jeffrey D. Huffman, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had primary responsibility for the day-to-day management of the Bond & Stock Fund since 1995. Prior to 1995, Mr. Huffman was Vice President of Trust Investments for First Interstate Bank since 1994 and a portfolio manager at Safeco since 1992. David W. Simpson, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had primary responsibility for the day-to-day management of the Growth Fund of the Northwest since 1993. Mr. Simpson has been employed by the Advisor since 1993. Linda C. Walk, CFA, is Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the Small Cap Stock Fund since January 2000. She shared that responsibility with Mr. Simpson from March 1998 to January 2000. Prior to 1997, Ms. Walk was a Portfolio Manager at Laird Norton Trust Company since 1996, a Valuation Consultant for Ernst & Young LLP since 1994, and a Valuation Consultant for Management Advising Services since 1990. Audrey S. Quaye, CFA, CPA, Vice President and Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the Money Market, Tax-Exempt Money Market and California Money Funds. She has managed such Funds since 1997, 1997, and March 1998, respectively, and has been employed by the Advisor since 1996. Prior to 1996, Ms. Quaye worked at the Benham

Group as a municipal credit analyst and the California Health Facilities Financing Authority as a Program Officer.


Warren B. Lammert has had primary responsibility for the day-to-day management of the Growth Fund since its inception. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987, and his duties at Janus include the management of separate equity accounts.


Since May 1992, Joseph A. Piraro, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the California Municipal Fund. Mr. Piraro has been employed by Van Kampen since 1992. Mr. Piraro has also had primary responsibility for the day-to-day management of the California Insured Intermediate Municipal Fund since the Fund's inception. Thomas M. Byron, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Florida Insured Municipal Fund since January 1997 and the Tax-Exempt Bond Fund since January 1, 1999. Mr. Byron has been at Van Kampen for over 15 years and prior to taking over responsibility for managing the Fund, Mr. Byron was Head Buyer and Manager of Van Kampen's Unit Investment Trust desk.



Capital Guardian has been sub-advisor since June 23, 1999 for the International Growth Fund. Capital Guardian employs a team of portfolio managers each of whom can be considered to have primary responsibility for the day-to-day management of the portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Richard N. Havas, Nancy J. Kyle, John McIlwraith, Robert Ronus, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization for 29 years. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization for 26 years, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Havas, who has been with the Capital Group organization for 13 years, is a Senior Vice President and portfolio manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization for 8 years, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. McIlwraith is a Senior Vice President and a Director of Capital Guardian as well as a Director and Senior Vice President of Capital International Limited. Mr. McIlwraith is also an international equity portfolio manager and has been with the Capital Group organization for 15 years. Mr. Ronus is President and a Director of Capital Guardian, as well as Chairman of the Board of Directors of Capital Guardian (Canada), Inc., a Director of the Capital Group and Capital Group International, Inc., and a Senior Vice President of Capital International S.A. and Capital International Limited. Mr. Ronus has been employed by the Capital Group organization for 26 years. Mr. Sauvage is a Senior Vice President and portfolio manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization for 12 years. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director-Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization for 36 years. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization for 17 years.

MANAGEMENT FEES

During their most recent fiscal years, each of the Funds paid management fees to the Advisor at the following rates:


                                           Fees Paid as a Percentage
FUNDS                                            of Net Assets
-----------------------------------------------------------------------
Money Market Fund.....................               0.45%
Tax-Exempt Money Market Fund..........               0.45%
California Money Fund.................               0.45%
Short Term Income Fund................               0.50%
U.S. Government Securities Fund.......               0.51%
Income Fund...........................               0.52%
High Yield Fund.......................               0.63%
Tax-Exempt Bond Fund..................               0.48%
California Municipal Fund.............               0.53%
California Insured Intermediate
  Municipal Fund......................               0.53%
Florida Insured Municipal Fund........               0.53%
Bond & Stock Fund.....................               0.59%
Growth & Income Fund..................               0.53%
Growth Fund of the Northwest..........               0.63%
Growth Fund...........................               0.87%
Small Cap Stock.......................               0.89%
International Growth Fund.............               0.99%
Strategic Growth Portfolio............               0.15%
Conservative Growth Portfolio.........               0.15%
Balanced Portfolio....................               0.15%
Flexible Income Portfolio.............               0.15%
Income Portfolio......................               0.15%


  *Effective January 1, 1999, management fees were reduced to 0.50% for the U.S.
   Government Securities, Income, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds. Also effective January 1, 1999, management fees were reduced to 0.85% for the Growth and Small Cap Stock Funds.

The Advisor has undertaken to waive its management fees and reimburse expenses to the extent necessary to limit the total Fund operating expenses for Class A shares of the following funds to the indicated annual rates through October 31, 2000.

                                                    Total Fund
FUNDS                                           Operating Expenses
------------------------------------------------------------------
Money Market Fund.............................         0.73%
Tax-Exempt Money Market Fund..................         0.72%
Short Term Income Fund........................         1.00%
U.S. Government Securities Fund...............         0.96%
Tax-Exempt Bond Fund..........................         0.88%
California Municipal Fund.....................         0.88%
Income Fund...................................         1.04%
Growth & Income Fund..........................         1.00%
Growth Fund...................................         1.30%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUNDS' AND PORTFOLIOS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' AND PORTFOLIOS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR PORTFOLIOS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The financial highlights table is intended to help you understand the Funds' and the Portfolios' financial performance for the past 5 years (or, if shorter, the period of the Fund's or Portfolio's operations). Certain information reflects financial results for a single Fund or Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or the Portfolio (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended October 31, 1999 and 1998 has been audited by Deloitte & Touche LLP. The information provided below for periods prior to October 31, 1998 has been audited by other auditors. The Reports of Independent Accountants, along with the Funds' and Portfolios' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

  MONEY MARKET FUND   CLASS A SHARES(15)


                                                                                     FISCAL
                                                                  YEAR ENDED      PERIOD ENDED     YEAR ENDED DECEMBER 31,
                                                                 OCTOBER 31,      OCTOBER 31,    ---------------------------
                                                                     1999           1998(1)       1997      1996      1995
                                                               -------------------------------------------------------------
Net Asset Value, Beginning of Period........................        $1.0000         $1.0000      $1.0000   $1.0000   $1.0000
                                                                   --------         -------      -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................          0.044           0.041       0.0493    0.0476    0.0519
  Net Realized & Unrealized Gain on Investments.............              -               -            -         -         -
                                                                   --------         -------      -------   -------   -------
    Total From Investment Operations........................          0.044           0.041       0.0493    0.0476    0.0519
                                                                   --------         -------      -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................         (0.044)         (0.041)     (0.0493)  (0.0476)  (0.0519)
  Distributions from Net Realized Gains.....................              -               -            -         -         -
                                                                   --------         -------      -------   -------   -------
    Total Distributions.....................................         (0.044)         (0.041)     (0.0493)  (0.0476)  (0.0519)
                                                                   --------         -------      -------   -------   -------
Net Asset Value, End of Period..............................        $1.0000         $1.0000      $1.0000   $1.0000   $1.0000
                                                                   ========         =======      =======   =======   =======
Total Return(2).............................................          4.52%           4.19%        5.04%     4.88%     5.33%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................       $460,444        $403,443      $260,877  $229,355  $171,225
  Ratio of Operating Expenses to Average Net Assets(3)......          0.72%           0.66%(5)     0.75%     0.79%     0.92%
  Ratio of Net Investment Income to Average Net Assets......          4.43%           4.94%(5)     4.93%     4.77%     5.19%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................          0.73%           0.67%(5)     0.83%     0.89%     1.04%


  MONEY MARKET FUND   CLASS B SHARES(15)


                                                                                     FISCAL
                                                                  YEAR ENDED      PERIOD ENDED       YEAR ENDED DECEMBER 31,
                                                                 OCTOBER 31,      OCTOBER 31,     -----------------------------
                                                                     1999           1998(1)        1997       1996       1995
                                                               ----------------------------------------------------------------
Net Asset Value, Beginning of Period........................       $1.0000          $1.0000       $1.0000    $1.0000    $1.0000
                                                                   -------          -------       -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................         0.034            0.035        0.0407     0.0384     0.0421
  Net Realized & Unrealized Gain on Investments.............             -                -             -          -          -
                                                                   -------          -------       -------    -------    -------
    Total From Investment Operations........................         0.034            0.035        0.0407     0.0384     0.0421
                                                                   -------          -------       -------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................        (0.034)          (0.035)      (0.0407)   (0.0384)   (0.0421)
  Distributions from Net Realized Gains.....................             -                -             -          -          -
                                                                   -------          -------       -------    -------    -------
    Total Distributions.....................................        (0.034)          (0.035)      (0.0407)   (0.0384)   (0.0421)
                                                                   -------          -------       -------    -------    -------
Net Asset Value, End of Period..............................         $1.00          $1.0000       $1.0000    $1.0000    $1.0000
                                                                   =======          =======       =======    =======    =======
Total Return(2).............................................         3.44%            3.52%         4.15%      3.91%      4.30%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................       $20,452           $6,619          $471       $117        $74
  Ratio of Operating Expenses to Average Net Assets(3)......         1.77%            1.64%(5)      1.59%      1.69%      1.94%
  Ratio of Net Investment Income to Average Net Assets......         3.38%            3.96%(5)      4.15%      3.87%      4.19%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................         1.78%            1.65%(5)      1.80%      1.90%      2.10%



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  TAX-EXEMPT MONEY MARKET FUND   CLASS A SHARES(16)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED       YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,    OCTOBER 31,    -----------------------------
                                                                 1999          1998(1)       1997       1996       1995
                                                              -----------------------------------------------------------
Net Asset Value, Beginning of Period........................    $1.0000        $1.0000      $1.0000    $1.0000    $1.0000
                                                                -------        -------      -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.026          0.026       0.0314     0.0301      0.034
  Net Realized & Unrealized Gain on Investments.............          -              -            -          -      0.000(8)
                                                                -------        -------      -------    -------    -------
    Total From Investment Operations........................      0.026          0.026       0.0314     0.0301      0.034
                                                                -------        -------      -------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.026)        (0.026)     (0.0314)   (0.0301)    (0.034)
  Distributions from Net Realized Gains.....................          -              -            -          -      0.000(8)
                                                                -------        -------      -------    -------    -------
    Total Distributions.....................................     (0.026)        (0.026)      0.0314    (0.0301)    (0.034)
                                                                -------        -------      -------    -------    -------
Net Asset Value, End of Period..............................    $1.0000        $1.0000      $1.0000    $1.0000    $1.0000
                                                                =======        =======      =======    =======    =======
Total Return(2).............................................      2.65%          2.60%        3.18%      3.05%      4.01%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $31,353        $25,441      $32,134    $31,974    $30,988
  Ratio of Operating Expenses to Average Net Assets(3)......      0.57%          0.55%(5)     0.57%      0.57%      0.61%
  Ratio of Net Investment Income to Average Net Assets......      2.63%          3.09%(5)     3.14%      3.01%      3.39%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................      0.89%          0.72%(5)     0.71%      0.72%      0.81%


  CALIFORNIA MONEY FUND   CLASS A SHARES


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED         YEAR ENDED JUNE 30,
                                                              OCTOBER 31,    OCTOBER 31,    -----------------------------
                                                                 1999          1998(1)      1998(6)     1997       1996
                                                              -----------------------------------------------------------
Net Asset Value, Beginning of Period........................      $1.00          $1.00        $1.00      $1.00      $1.00
                                                                -------        -------      -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.022          0.008        0.027      0.028      0.029
  Net Realized & Unrealized Gain on Investments.............         --              -            -          -          -
                                                                -------        -------      -------    -------    -------
    Total From Investment Operations........................      0.022          0.008        0.027      0.028      0.029
                                                                -------        -------      -------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.022)        (0.008)      (0.027)    (0.028)    (0.029)
  Distributions in Excess of Net Investment Income..........          -              -            -          -          -
  Distributions from Net Realized Gains.....................          -              -            -          -          -
  Distributions in Excess of Net Realized Gains.............          -              -            -          -          -
  Distributions from Capital................................          -              -            -          -          -
                                                                -------        -------      -------    -------    -------
    Total Distributions.....................................     (0.022)        (0.008)      (0.027)    (0.028)    (0.029)
                                                                -------        -------      -------    -------    -------
Net Asset Value, End of Period..............................      $1.00          $1.00        $1.00      $1.00      $1.00
                                                                =======        =======      =======    =======    =======
Total Return(2).............................................      2.24%          0.99%        2.73%      2.81%      3.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $34,216        $37,167      $37,403    $42,923    $51,211
  Ratio of Operating Expenses to Average Net Assets(3)......      0.81%          0.73%(5)     0.82%      0.85%      0.85%
  Ratio of Net Investment Income to Average Net Assets......      2.22%          2.31%(5)     2.71%      2.75%      2.94%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................      0.81%          0.87%(5)     0.99%      1.14%      1.14%



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


  SHORT TERM INCOME FUND    CLASS A SHARES(26)


                                                                         FISCAL
                                                   YEAR ENDED         PERIOD ENDED
                                                   OCTOBER 31,         OCTOBER 31,
                                                      1999               1998(1)
                                                   ------------------------------------
Net Asset Value, Beginning of Period.............      $2.35               $2.32
                                                     -------             -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income..........................       0.13(9)             0.04
  Net Realized & Unrealized Gain/(Loss) on
   Investments...................................      (0.06)               0.03
                                                     -------             -------
    Total From Investment Operations.............       0.07                0.07
                                                     -------             -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income...........      (0.13)              (0.04)
  Distributions in Excess of Net Investment
   Income........................................          -                   -
  Distributions from Net Realized Gains..........          -                   -
  Distributions in Excess of Net Realized
   Gains.........................................          -                   -
  Distributions from Capital.....................          -                   -
                                                     -------             -------
    Total Distributions..........................      (0.13)              (0.04)
                                                     -------             -------
Net Asset Value, End of Period...................      $2.29               $2.35
                                                     =======             =======
Total Return(2)..................................      2.84%               3.11%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)...........    $27.059             $32,748
  Ratio of Operating Expenses to Average Net
   Assets(3).....................................      0.82%               0.82%(5)
  Ratio of Net Investment Income to Average Net
   Assets........................................      5.22%               5.44%(5)
  Portfolio Turnover Rate........................        85%                 19%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credit Allowed by the Custodian........      1.16%               1.40%(5)


                                                             YEAR ENDED JUNE 30,
                                                   ---------------------------------------
                                                   1998(6)          1997            1996
                                                   ---------------------------------------
Net Asset Value, Beginning of Period.............    $2.32           $2.32           $2.35
                                                   -------         -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income..........................     0.13            0.14            0.15(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments...................................     0.00(8)         0.00(8)        (0.03)
                                                   -------         -------         -------
    Total From Investment Operations.............     0.13            0.14            0.12
                                                   -------         -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income...........    (0.13)          (0.14)          (0.15)
  Distributions in Excess of Net Investment
   Income........................................        -               -               -
  Distributions from Net Realized Gains..........        -               -               -
  Distributions in Excess of Net Realized
   Gains.........................................        -               -               -
  Distributions from Capital.....................    (0.00)(8)           -           (0.00)(8)
                                                   -------         -------         -------
    Total Distributions..........................    (0.13)          (0.14)          (0.15)
                                                   -------         -------         -------
Net Asset Value, End of Period...................    $2.32           $2.32           $2.32
                                                   =======         =======         =======
Total Return(2)..................................    5.91%           6.15%           5.05%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)...........  $35,551         $13,685         $32,440
  Ratio of Operating Expenses to Average Net
   Assets(3).....................................    0.86%           0.82%           0.75%
  Ratio of Net Investment Income to Average Net
   Assets........................................    5.71%           6.50%           6.22%
  Portfolio Turnover Rate........................     138%             51%            225%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credit Allowed by the Custodian........    1.32%(10)       1.45%(10)       1.42%(10)



  SHORT TERM INCOME FUND    CLASS B SHARES(26)


                                                                           FISCAL
                                                     YEAR ENDED         PERIOD ENDED
                                                     OCTOBER 31,         OCTOBER 31,
                                                        1999               1998(1)
                                                     ------------------------------------
Net Asset Value, Beginning of Period...............     $2.35               $2.32
                                                       ------              ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income............................      0.10(9)             0.04
  Net Realized & Unrealized Gain/(Loss) on
   Investments.....................................     (0.06)               0.03
                                                       ------              ------
    Total From Investment Operations...............      0.04                0.07
                                                       ------              ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income.............     (0.10)              (0.04)
  Distributions in Excess of Net Investment
   Income..........................................         -                   -
  Distributions from Net Realized Gains............         -                   -
  Distributions in Excess of Net Realized Gains....         -                   -
  Distributions from Capital.......................         -                   -
                                                       ------              ------
    Total Distributions............................     (0.10)              (0.04)
                                                       ------              ------
Net Asset Value, End of Period.....................     $2.29               $2.35
                                                       ======              ======
Total Return(2)....................................     1.79%               2.85%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's).............    $4,597              $3,747
  Ratio of Operating Expenses to Average Net
   Assets(3).......................................     1.60%               1.57%(5)
  Ratio of Net Investment Income to Average Net
   Assets..........................................     4.44%               4.69%(5)
  Portfolio Turnover Rate..........................       85%                 19%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or
   Credit Allowed by the Custodian.................     1.94%               2.18%(5)


                                                              YEAR ENDED JUNE 30,
                                                     -------------------------------------
                                                     1998(6)          1997           1996
                                                     -------------------------------------
Net Asset Value, Beginning of Period...............   $2.32           $2.32          $2.35
                                                     ------          ------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income............................    0.12            0.12           0.13(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments.....................................    0.00(8)         0.00(8)       (0.03)
                                                     ------          ------         ------
    Total From Investment Operations...............    0.12            0.12           0.10
                                                     ------          ------         ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income.............   (0.12)          (0.12)         (0.13)
  Distributions in Excess of Net Investment
   Income..........................................       -               -              -
  Distributions from Net Realized Gains............       -               -              -
  Distributions in Excess of Net Realized Gains....       -               -              -
  Distributions from Capital.......................   (0.00)(8)           -          (0.00)(8)
                                                     ------          ------         ------
    Total Distributions............................   (0.12)          (0.12)         (0.13)
                                                     ------          ------         ------
Net Asset Value, End of Period.....................   $2.32           $2.32          $2.32
                                                     ======          ======         ======
Total Return(2)....................................   5.13%           5.37%          4.27%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's).............  $3,459          $2,994         $3,437
  Ratio of Operating Expenses to Average Net
   Assets(3).......................................   1.61%           1.57%          1.50%
  Ratio of Net Investment Income to Average Net
   Assets..........................................   4.96%           5.75%          5.47%
  Portfolio Turnover Rate..........................    138%             51%           225%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or
   Credit Allowed by the Custodian.................   2.07%(10)       2.20%(10)      2.17%(10)



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  U.S. GOVERNMENT SECURITIES FUND   CLASS A SHARES(17)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED      YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ------------------------------
                                                                 1999         1998(1)        1997       1996       1995
                                                              -----------------------------------------------------------
Net Asset Value, Beginning of Period........................     $10.98         $10.84       $10.46     $10.84      $9.64
                                                               --------       --------     --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.62           0.54         0.62       0.63       0.63
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.47)          0.14         0.38      (0.38)      1.20
                                                               --------       --------     --------   --------   --------
    Total From Investment Operations........................       0.15           0.68         1.00       0.25       1.83
                                                               --------       --------     --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.61)         (0.54)       (0.62)     (0.63)     (0.63)
  Distributions in Excess of Net Investment Income..........      (0.01)          0.00         0.00       0.00       0.00
    Total Distributions.....................................      (0.62)         (0.54)       (0.62)     (0.63)     (0.63)
                                                               --------       --------     --------   --------   --------
Net Asset Value, End of Period..............................     $10.51         $10.98       $10.84     $10.46     $10.84
                                                               ========       ========     ========   ========   ========
Total Return(2).............................................      1.38%          6.38%        9.92%      2.48%     19.45%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $221,592       $266,334     $107,054   $138,159   $177,310
  Ratio of Operating Expenses to Average Net Assets(3)......      0.96%          0.92%(5)     1.05%      0.97%      1.01%
  Ratio of Net Investment Income to Average Net Assets......      5.76%          5.99%(5)     5.92%      6.01%      6.08%
  Portfolio Turnover Rate...................................        55%            12%           6%        16%         8%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................      1.04%          1.45%(5)     1.05%      0.97%      1.01%
  Ratio of operating expenses to average net assets
   including interest expense...............................        N/A          1.36%(5)       N/A        N/A        N/A


  U.S. GOVERNMENT SECURITIES FUND   CLASS B SHARES(17)


                                                                                 FISCAL
                                                               YEAR ENDED     PERIOD ENDED      YEAR ENDED DECEMBER 31,
                                                               OCTOBER 31,    OCTOBER 31,     ----------------------------
                                                                  1999          1998(1)        1997       1996       1995
                                                               -----------------------------------------------------------
Net Asset Value, Beginning of Period........................      $10.97         $10.84       $10.46     $10.84      $9.64
                                                                 -------        -------       ------     ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................        0.54           0.47         0.54       0.54       0.54
  Net Realized & Unrealized Gain/(Loss) on Investments......       (0.48)          0.12         0.38      (0.38)      1.20
                                                                 -------        -------       ------     ------     ------
    Total From Investment Operations........................        0.06           0.59         0.92       0.16       1.74
                                                                 -------        -------       ------     ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................       (0.53)         (0.46)       (0.54)     (0.54)     (0.54)
                                                                 -------        -------       ------     ------     ------
Net Asset Value, End of Period..............................      $10.50         $10.97       $10.84     $10.46     $10.84
                                                                 =======        =======       ======     ======     ======
Total Return(2).............................................       0.53%          5.54%        9.03%      1.58%     18.48%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................     $72,751        $28,747       $3,352     $2,963     $2,206
  Ratio of Operating Expenses to Average Net Assets(3)......       1.70%          1.67%(5)     1.84%      1.85%      1.84%
  Ratio of Net Investment Income to Average Net Assets......       5.02%          5.24%(5)     5.08%      5.14%      5.20%
  Portfolio Turnover Rate...................................         55%            12%           6%        16%         8%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................       1.78%          2.22%(5)     1.84%      1.85%      1.84%
  Ratio of operating expenses to average net assets
   including interest expense...............................         N/A          2.12%(5)       N/A        N/A        N/A



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INCOME FUND   CLASS A SHARES(19)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED     YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ---------------------------
                                                                 1999         1998(1)       1997      1996      1995
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period:.......................      $9.44          $9.48       $9.15     $9.44     $8.29
                                                               --------       --------     -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.63           0.53        0.60      0.59      0.59
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.45)         (0.04)(12)    0.33    (0.29)     1.15
                                                               --------       --------     -------   -------   -------
    Total From Investment Operations........................       0.18           0.49        0.93      0.30      1.74
                                                               --------       --------     -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.63)         (0.53)      (0.60)    (0.59)    (0.59)
                                                               --------       --------     -------   -------   -------
Net Asset Value, End of Period..............................      $8.99          $9.44       $9.48     $9.15     $9.44
                                                               ========       ========     =======   =======   =======
Total Return(2).............................................      1.98%          5.21%      10.51%     3.46%    21.58%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $172,217       $213,397     $77,864   $86,657   $97,534
  Ratio of Operating Expenses to Average Net Assets(3)......      1.06%          1.07%(5)    1.08%     1.03%     1.08%
  Ratio of Net Investment Income to Average Net Assets......      6.84%          6.66%(5)    6.47%     6.52%     6.59%
  Portfolio Turnover Rate...................................        19%            37%         27%       42%       43%
  Ratio of Operating Expenses to Average Net Assets without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................      1.10%            N/A         N/A       N/A       N/A


  INCOME FUND   CLASS B SHARES(19)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED     YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ---------------------------
                                                                 1999         1998(1)       1997      1996      1995
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period:.......................      $9.45          $9.49       $9.17     $9.46     $8.30
                                                                -------       --------     -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.56           0.46        0.53      0.52      0.51
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.45)         (0.04)(12)    0.32    (0.29)     1.16
                                                                -------       --------     -------   -------   -------
    Total From Investment Operations........................       0.11           0.42        0.85      0.23      1.67
                                                                -------       --------     -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................       0.56          (0.46)      (0.53)    (0.52)    (0.51)
                                                                -------       --------     -------   -------   -------
Net Asset Value, End of Period..............................      $9.00          $9.45       $9.49     $9.17     $9.46
                                                                =======       ========     =======   =======   =======
Total Return(2).............................................      1.12%          4.51%       9.51%     2.59%    20.70%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $42,715        $34,321      $9,691    $7,122    $4,452
  Ratio of Operating Expenses to Average Net Assets(3)......      1.81%          1.84%(5)    1.86%     1.89%     1.91%
  Ratio of Net Investment Income to Average Net Assets......      6.09%          5.89%(5)    5.65%     5.69%     5.73%
  Portfolio Turnover Rate...................................        19%            37%         27%       42%       43%
  Ratio of Operating Expenses to Average Net Assets without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................      1.85%            N/A         N/A       N/A       N/A



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  HIGH YIELD FUND   CLASS A SHARES


                                                                                       FISCAL PERIOD
                                                                   YEAR ENDED         APRIL 8, 1998 -
                                                                OCTOBER 31, 1999    OCTOBER 31, 1998(4)
                                                                ----------------------------------------
Net Asset Value, Beginning of Period........................          $8.86                $10.00
                                                                    -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................           0.91                  0.47
  Net Realized & Unrealized Loss on Investments.............           0.14                 (1.15)
                                                                    -------               -------
    Total from Investment Operations........................           1.05                 (0.68)
                                                                    -------               -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          (0.94)                (0.45)
  Distributions in Excess of Net Investment Income..........              -                 (0.01)
  Distributions from Net Realized Gains.....................          (0.05)                    -
  Distributions in Excess of Net Realized Gains.............              -                     -
  Distributions from Capital................................              -                     -
                                                                    -------               -------
    Total Distributions.....................................          (0.99)                (0.46)
                                                                    -------               -------
Net Asset Value, End of Period..............................          $8.92                 $8.86
                                                                    =======               =======
Total Return(5).............................................         12.26%               (6.90)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................         $5,827               $10,861
  Ratio of Operating Expenses to Average Net Assets(12).....          0.73%                 0.78%(5)
  Ratio of Net Investment Income to Average Net Assets......         10.17%                 8.80%(5)
  Portfolio Turnover Rate...................................            30%                   54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers or fees reduced by Credits Allowed by the
   Custodian................................................          1.37%                 1.22%(5)


  HIGH YIELD FUND    CLASS B SHARES


                                                                                        FISCAL PERIOD
                                                                   YEAR ENDED           MAY 5, 1998 -
                                                                OCTOBER 31, 1999     OCTOBER 31, 1998(4)
                                                                -----------------------------------------
Net Asset Value, Beginning of Period........................          $8.90                 $10.00
                                                                    -------                -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................           0.86(9)                0.42
  Net Realized & Unrealized Loss on Investments.............           0.15(12)              (1.09)
                                                                    -------                -------
    Total from Investment Operations........................           1.01                  (0.67)
                                                                    -------                -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          (0.89)                 (0.42)
  Distributions in Excess of Net Investment Income..........              -                  (0.01)
  Distributions from Net Realized Gains.....................          (0.05)                     -
  Distributions in Excess of Net Realized Gains.............              -                      -
  Distributions from Capital................................              -                      -
                                                                    -------                -------
    Total Distributions.....................................          (0.94)                 (0.43)
                                                                    -------                -------
Net Asset Value, End of Period..............................          $8.97                  $8.90
                                                                    =======                =======
Total Return(5).............................................         11.44%                (6.33)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................        $21,259                 $2,830
  Ratio of Operating Expenses to Average Net Assets(12).....          1.29%                  1.57%(5)
  Ratio of Net Investment Income to Average Net Assets......          9.61%                  8.01%(5)
  Portfolio Turnover Rate...................................            30%                    54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers or fees reduced by Credits Allowed by the
   Custodian................................................          1.93%                  2.02%(5)



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  TAX-EXEMPT BOND FUND   CLASS A SHARES(21)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED   YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    -----------------------
                                                                 1999         1998(1)      1997     1996     1995
                                                              ----------------------------------------------------
Net Asset Value, Beginning of Period........................     $8.11         $8.09       $7.83    $8.02    $7.13
                                                                 -----         -----       -----   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.41          0.34        0.38     0.38     0.38
  Net Realized & Unrealized Gain/(Loss) on Investments......     (0.70)         0.02        0.27    (0.19)    0.89
                                                                 -----         -----       -----   ------   ------
    Total From Investment Operations........................     (0.29)         0.36        0.65     0.19     1.27
                                                                 -----         -----       -----   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.41)        (0.34)      (0.38)   (0.38)   (0.38)
  Distribution from Capital Gains...........................         -             -       (0.01)       -        -
                                                                 -----         -----       -----   ------   ------
    Total Distributions.....................................     (0.41)        (0.34)      (0.39)   (0.38)   (0.38)
                                                                 -----         -----       -----   ------   ------
Net Asset Value, End of Period..............................     $7.41         $8.11       $8.09    $7.83    $8.02
                                                                 =====         =====       =====   ======   ======
Total Return(2).............................................   (3.77)%         4.58%       8.59%    2.52%   18.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $247,814      $301,162       $188,021 $203,606 $230,055
  Ratio of Operating Expenses to Average Net Assets(3)......     0.89%         0.84%(5)    0.80%    0.75%    0.81%
  Ratio of Net Investment Income to Average Net Assets......     5.16%         5.14%(5)    4.84%    4.90%    5.03%
  Portfolio Turnover Rate...................................       57%            6%         21%      22%       8%


  TAX-EXEMPT BOND FUND   CLASS B SHARES(21)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------
                                                                 1999         1998(1)       1997     1996     1995
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................     $8.11         $8.09       $7.83    $8.02     $7.13
                                                                 -----         -----       -----    -----    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.35          0.28        0.32     0.31      0.32
  Net Realized & Unrealized Gain/(Loss) on Investments......     (0.70)         0.03        0.27    (0.19)     0.89
                                                                 -----         -----       -----    -----    ------
    Total From Investment Operations........................     (0.35)         0.31        0.59     0.12      1.21
                                                                 -----         -----       -----    -----    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.35)        (0.29)      (0.32)   (0.31)    (0.32)
  Distribution from Capital Gains...........................         -             -       (0.01)       -         -
                                                                 -----         -----       -----    -----    ------
    Total Distributions.....................................     (0.35)        (0.29)      (0.33)   (0.31)    (0.32)
                                                                 -----         -----       -----    -----    ------
Net Asset Value, End of Period..............................     $7.41         $8.11       $8.09    $7.83     $8.02
                                                                 =====         =====       =====    =====    ======
Total Return(2).............................................   (4.52)%         3.88%       7.71%    1.61%    17.30%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $25,059       $17,344       $8,110   $5,266   $2,682
  Ratio of Operating Expenses to Average Net Assets(3)......     1.64%         1.62%(5)    1.62%    1.65%     1.62%
  Ratio of Net Investment Income to Average Net Assets......     4.41%         4.36%(5)    4.00%    4.01%     4.18%
  Portfolio Turnover Rate...................................       57%            6%         21%      22%        8%



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CALIFORNIA MUNICIPAL FUND   CLASS A SHARES


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED            YEAR ENDED JUNE 30,
                                                              OCTOBER 31,  OCTOBER 31,    -----------------------------------------
                                                                 1999       1998(1)     1998(6)     1997      1996         1995
                                                              ---------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.46      $11.33      $10.92     $10.60    $10.53       $10.38
                                                                ------      ------      ------     ------    ------       ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................      0.54        0.19(9)     0.58(9)    0.59      0.60(9)      0.61
  Net Realized & Unrealized Gain/(Loss) on Investments......     (0.94)       0.13        0.41       0.32      0.07         0.15
                                                                ------      ------      ------     ------    ------       ------
    Total From Investment Operations........................     (0.40)       0.32        0.99       0.91      0.67         0.76
                                                                ------      ------      ------     ------    ------       ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.57)      (0.19)      (0.58)     (0.59)    (0.60)       (0.61)
  Distributions in Excess of Net Investment Income..........         -           -           -          -         -            -
  Distributions from Net Realized Gains.....................     (0.06)          -           -          -         -        (0.00)(8)
  Distributions in Excess of Net Realized Gains.............         -           -           -          -         -            -
  Distributions from Capital................................         -           -           -          -         -            -
                                                                ------      ------      ------     ------    ------       ------
    Total Distributions.....................................     (0.63)      (0.19)      (0.58)     (0.59)    (0.60)       (0.61)
                                                                ------      ------      ------     ------    ------       ------
Net Asset Value, End of Period..............................    $10.43      $11.46      $11.33     $10.92    $10.60       $10.53
                                                                ======      ======      ======     ======    ======       ======
Total Return(2).............................................   (3.87)%       2.82%       9.26%      8.83%     6.40%        7.57%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $283,929    $287,590      $290,328   $318,251  $372,177     $405,967
  Ratio of Operating Expenses to Average Net Assets(3)......     0.88%       0.97%(5)    1.00%      0.97%     0.94%        0.85%
  Ratio of Net Investment Income to Average Net Assets......     4.94%       4.87%(5)    5.18%      5.51%     5.56%        5.89%
  Portfolio Turnover Rate...................................       92%         28%         87%        36%       17%          22%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     0.91%       1.05%(5)    1.19%(10)  1.26%(10)  1.29%(10)   1.29%


  CALIFORNIA MUNICIPAL FUND   CLASS B SHARES


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED           YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------------------
                                                                 1999         1998(1)      1998(6)    1997     1996      1995(7)
                                                              ------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.46        $11.33      $10.92    $10.60     $10.53     $10.38
                                                                ------        ------      ------    ------     ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................      0.48          0.16(9)     0.50(9)   0.51       0.51(9)    0.53
  Net Realized & Unrealized Gain on Investments.............     (0.97)         0.13        0.41      0.32       0.07       0.15
                                                                ------        ------      ------    ------     ------     ------
    Total From Investment Operations........................     (0.49)         0.29        0.91      0.83       0.58       0.68
                                                                ------        ------      ------    ------     ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.48)        (0.16)      (0.50)    (0.51)     (0.51)     (0.53)
  Distributions in Excess of Net Investment Income..........         -             -           -         -          -          -
  Distributions from Net Realized Gains.....................     (0.06)            -           -         -          -      (0.00)(8)
  Distributions in Excess of Net Realized Gains.............         -             -           -         -          -          -
  Distributions from Capital................................         -             -           -         -          -          -
                                                                ------        ------      ------    ------     ------     ------
    Total Distributions.....................................     (0.54)        (0.16)      (0.50)    (0.51)     (0.51)     (0.53)
                                                                ------        ------      ------    ------     ------     ------
Net Asset Value, End of Period..............................    $10.43        $11.46      $11.33    $10.92     $10.60     $10.53
                                                                ======        ======      ======    ======     ======     ======
Total Return(2).............................................   (4.62)%         2.56%       8.45%     8.02%      5.61%      6.78%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $133,842       $49,683      $34,537   $25,219    $20,543    $7,230
  Ratio of Operating Expenses to Average Net Assets(3)......     1.63%         1.72%(5)    1.75%     1.72%      1.69%      1.60%
  Ratio of Net Investment Income to Average Net Assets......     4.19%         4.12%(5)    4.42%     4.76%      4.81%      5.14%
  Portfolio Turnover Rate...................................       92%           28%         87%       36%        17%        22%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     1.66%         1.81%(5)    1.95%(10)  2.01%(10)  2.04%(10) 2.04%



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND   CLASS A SHARES


                                                                              FISCAL
                                                              YEAR ENDED   PERIOD ENDED            YEAR ENDED JUNE 30,
                                                              OCTOBER 31,  OCTOBER 31,    --------------------------------------
                                                                 1999        1998(1)      1998(6)     1997      1996         1995
                                                              -------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.02       $10.81      $10.74     $10.56     $10.45      $10.10
                                                                ------       ------      ------     ------    -------      ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................      0.44(9)      0.16        0.49       0.49(9)    0.49        0.50
  Net Realized & Unrealized Gain on Investments.............     (0.55)        0.21        0.17       0.23       0.15        0.35
                                                                ------       ------      ------     ------    -------      ------
    Total From Investment Operations........................     (0.11)        0.37        0.66       0.72       0.64        0.85
                                                                ------       ------      ------     ------    -------      ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.45)       (0.16)      (0.49)     (0.49)     (0.49)      (0.50)
  Distributions in Excess of Net Investment Income..........         -            -       (0.00)(8)      -          -           -
  Distributions from Net Realized Gains.....................     (0.16)           -       (0.10)     (0.05)     (0.04)          -
  Distributions in Excess of Net Realized Gains.............         -            -           -          -          -           -
  Distributions from Capital................................         -            -           -          -          -           -
                                                                ------       ------      ------     ------    -------      ------
    Total Distributions.....................................     (0.61)       (0.16)      (0.59)     (0.54)     (0.53)      (0.50)
                                                                ------       ------      ------     ------    -------      ------
Net Asset Value, End of Period..............................    $10.30       $11.02      $10.81     $10.74     $10.56      $10.45
                                                                ======       ======      ======     ======    =======      ======
Total Return(2).............................................   (1.11)%        3.46%       6.26%      6.97%      6.25%       8.71%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $31,253      $37,529      $38,724    $45,157   $54,518(10) $54,507
  Ratio of Operating Expenses to Average Net Assets(3)......     0.89%        0.82%(5)    0.86%      0.82%      0.73%       0.42%
  Ratio of Net Investment Income to Average Net Assets......     4.13%        4.39%(5)    4.49%      4.61%      4.62%       4.95%
  Portfolio Turnover Rate...................................       93%           7%         25%        29%        27%         13%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     0.97%        1.15%(5)    1.25%(10)  1.31%(10)  1.39%(10)   1.41%


  CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND   CLASS B SHARES


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED            YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,    --------------------------------------
                                                                 1999       1998(1)      1998(6)     1997      1996       1995(7)
                                                              -------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.02       $10.81      $10.74     $10.56    $10.45      $10.10
                                                                ------       ------      ------     ------    ------      ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................      0.36(9)      0.13        0.41       0.41(9)   0.41        0.43
  Net Realized & Unrealized Gain on Investments.............     (0.56)        0.21        0.17       0.23      0.15        0.35
                                                                ------       ------      ------     ------    ------      ------
    Total From Investment Operations........................     (0.20)        0.34        0.58       0.64      0.56        0.78
                                                                ------       ------      ------     ------    ------      ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.36)       (0.13)      (0.41)     (0.41)    (0.41)      (0.43)
  Distributions in Excess of Net Investment Income..........         -            -       (0.00)(8)      -         -           -
  Distributions from Net Realized Gains.....................     (0.16)           -       (0.10)     (0.05)    (0.04)          -
  Distributions in Excess of Net Realized Gains.............         -            -           -          -         -           -
  Distributions from Capital................................         -            -           -          -         -           -
                                                                ------       ------      ------     ------    ------      ------
    Total Distributions.....................................     (0.52)       (0.13)      (0.51)     (0.46)    (0.45)      (0.43)
                                                                ------       ------      ------     ------    ------      ------
Net Asset Value, End of Period..............................    $10.30       $11.02      $10.81     $10.74    $10.56      $10.45
                                                                ======       ======      ======     ======    ======      ======
Total Return(2).............................................   (1.89)%        3.20%       5.47%      6.17%     5.46%       7.90%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $35,501      $23,960      $21,688    $20,992   $20,948     $12,391
  Ratio of Operating Expenses to Average Net Assets(3)......     1.64%        1.57%(5)    1.61%      1.57%     1.48%       1.17%
  Ratio of Net Investment Income to Average Net Assets......     3.38%        3.64%(5)    3.74%      3.86%     3.87%       4.20%
  Portfolio Turnover Rate...................................       93%           7%         25%        29%       27%         13%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     1.72%        1.90%(5)    2.01%(10)  2.06%(10)  2.14%(10)  2.16%



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  FLORIDA INSURED MUNICIPAL FUND   CLASS A SHARES


                                                                               FISCAL
                                                                               PERIOD
                                                              YEAR ENDED       ENDED                YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------------------
                                                                 1999         1998(1)      1998(6)     1997      1996      1995
                                                              ------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $10.50        $10.35       $9.93      $9.64     $9.43     $9.40
                                                                -------        ------      ------      -----     -----     -----
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.48          0.17        0.49       0.49(9)   0.50      0.52
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.90)         0.15        0.42       0.30      0.21      0.03(12)
                                                                -------        ------      ------      -----     -----     -----
    Total From Investment Operations........................      (0.42)         0.32        0.91       0.79      0.71      0.55
                                                                -------        ------      ------      -----     -----     -----
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.48)        (0.17)      (0.49)     (0.50)    (0.50)    (0.52)
  Distributions in Excess of Net Investment Income..........          -             -           -      (0.00)(8)     -         -
  Distributions from Net Realized Gains.....................          -             -           -          -         -         -
  Distributions in Excess of Net Realized Gains.............          -             -           -          -         -         -
  Distributions from Capital................................          -             -           -          -         -         -
                                                                -------        ------      ------      -----     -----     -----
    Total Distributions.....................................      (0.48)        (0.17)      (0.49)     (0.50)    (0.50)    (0.52)
                                                                -------        ------      ------      -----     -----     -----
Net Asset Value, End of Period..............................      $9.60        $10.50      $10.35      $9.93     $9.64     $9.43
                                                                =======        ======      ======      =====     =====     =====
Total Return(2).............................................      (4.14)%       3.08%       9.34%      8.43%     7.56%     6.01%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $12,015       $15,813      $16,538     $22,761   $29,821   $33,714
  Ratio of Operating Expenses to Average Net Assets(3)......      0.97%         0.82%(5)    0.88%      0.82%     0.63%     0.39%
  Ratio of Net Investment Income to Average Net Assets......      4.68%         4.76%(5)    4.79%      5.01%     5.08%     5.53%
  Portfolio Turnover Rate...................................       104%           40%         51%        53%       52%       44%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................      1.14%         1.40%(5)    1.45%(10)  1.46%(10) 1.46%(10) 1.51%


  FLORIDA INSURED MUNICIPAL FUND   CLASS B SHARES


                                                                             FISCAL
                                                                             PERIOD
                                                            YEAR ENDED       ENDED                  YEAR ENDED JUNE 30,
                                                            OCTOBER 31,   OCTOBER 31,      --------------------------------------
                                                               1999         1998(1)        1998(6)     1997      1996     1995(7)
                                                            ---------------------------------------------------------------------
Net Asset Value, Beginning of Period......................    $10.50         $10.35         $9.93      $9.64     $9.43     $9.40
                                                              ------         ------        ------      -----     -----     -----
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income...................................      0.40           0.14          0.41       0.42(9)   0.42      0.45
  Net Realized & Unrealized Gain on Investments...........     (0.90)          0.15          0.43       0.30      0.21      0.03(12)
                                                              ------         ------        ------      -----     -----     -----
    Total From Investment Operations......................     (0.50)          0.29          0.84       0.72      0.63      0.48
                                                              ------         ------        ------      -----     -----     -----
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....................     (0.40)         (0.14)        (0.42)     (0.43)    (0.42)    (0.45)
  Distributions in Excess of Net Investment Income........         -              -             -      (0.00)(8)     -         -
  Distributions from Net Realized Gains...................         -              -             -          -         -         -
  Distributions in Excess of Net Realized Gains...........         -              -             -          -         -         -
  Distributions from Capital..............................         -              -             -          -         -         -
                                                              ------         ------        ------      -----     -----     -----
    Total Distributions...................................     (0.40)         (0.14)        (0.42)     (0.43)    (0.42)    (0.45)
                                                              ------         ------        ------      -----     -----     -----
Net Asset Value, End of Period............................     $9.60         $10.50        $10.35      $9.93     $9.64     $9.43
                                                              ======         ======        ======      =====     =====     =====
Total Return(2)...........................................   (4.91)%          2.82%         8.53%      7.63%     6.76%     5.23%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)....................    $7,273         $6,054        $5,075      $5,067    $5,428   $3,330
  Ratio of Operating Expenses to Average Net Assets(3)....     1.71%          1.57%(5)      1.63%      1.57%     1.38%     1.14%
  Ratio of Net Investment Income to Average Net Assets....     3.94%          4.01%(5)      4.04%      4.26%     4.33%     4.78%
  Portfolio Turnover Rate.................................      104%            40%           51%        53%       52%       44%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or Credit
   Allowed by the Custodian...............................     1.88%          2.15%(5)      2.21%(10)  2.21%(10) 2.21%(10)  2.26%



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  BOND & STOCK FUND    CLASS A SHARES(22)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ------------------------
                                                                 1999           1998        1997     1996     1995
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................     $14.02        $16.13      $14.71   $13.48   $11.53
                                                               --------        ------      ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.41          0.45(9)     0.50     0.52     0.50
  Net Realized & Unrealized Gain/(Loss) on Investments......       0.61          0.21(12)    2.37     1.53     2.02
                                                               --------        ------      ------   ------   ------
    Total From Investment Operations........................       1.02          0.66        2.87     2.05     2.52
                                                               --------        ------      ------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.40)        (0.45)      (0.51)   (0.50)   (0.49)
  Distributions from Capital Gains..........................       (.04)        (2.32)      (0.94)   (0.32)   (0.08)
                                                               --------        ------      ------   ------   ------
    Total Distributions.....................................      (0.44)        (2.77)      (1.45)   (0.82)   (0.57)
                                                               --------        ------      ------   ------   ------
Net Asset Value, End of Period..............................     $14.60        $14.02      $16.13   $14.71   $13.48
                                                               ========        ======      ======   ======   ======
Total Return(2).............................................      7.36%         4.03%      20.81%   15.66%   22.55%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $241,746      $298,651      $307,018 $255,414 $208,592
  Ratio of Operating Expenses to Average Net Assets(3)......      1.05%         0.97%       0.99%    0.98%    1.02%
  Ratio of Net Investment Income to Average Net Assets......      2.61%         3.09%       3.31%    3.68%    3.98%
  Portfolio Turnover Rate...................................        45%           80%         54%      46%      32%


  BOND & STOCK FUND    CLASS B SHARES(22)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ------------------------
                                                                 1999           1998        1997     1996     1995
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................     $13.96        $16.10      $14.69   $13.47   $11.51
                                                                -------        ------      ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.27          0.33(9)     0.39     0.41     0.39
  Net Realized & Unrealized Gain on Investments.............       0.63          0.19(12)    2.36     1.53     2.03
                                                                -------        ------      ------   ------   ------
    Total From Investment Operations........................       0.90          0.52        2.75     1.94     2.42
                                                                -------        ------      ------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.29)        (0.34)      (0.40)   (0.40)   (0.38)
  Distributions from Capital Gains..........................      (0.04)        (2.32)      (0.94)   (0.32)   (0.08)
                                                                -------        ------      ------   ------   ------
    Total Distributions.....................................      (0.33)        (2.66)      (1.34)   (0.72)   (0.46)
                                                                -------        ------      ------   ------   ------
Net Asset Value, End of Period..............................     $14.53        $13.96      $16.10   $14.69   $13.47
                                                                =======        ======      ======   ======   ======
Total Return(2).............................................      6.46%         3.12%      19.86%   14.73%   21.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $75,485       $74,542      $46,556  $22,243  $7,372
  Ratio of Operating Expenses to Average Net Assets(3)......      1.84%         1.76%       1.79%    1.86%    1.84%
  Ratio of Net Investment Income to Average Net Assets......      1.82%         2.30%       2.48%    2.80%    3.10%
  Portfolio Turnover Rate...................................        45%           80%         54%      46%      32%



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH & INCOME FUND   CLASS A SHARES(23)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ------------------------
                                                                 1999           1998        1997     1996     1995
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................    $19.99         $21.01      $17.26   $14.65   $12.71
                                                                ------         ------      ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.09(9)        0.11(9)     0.12     0.20     0.22
  Net Realized & Unrealized Gain/(Loss) on Investments......      4.62           1.43        4.98     3.16     2.31
                                                                ------         ------      ------   ------   ------
    Total From Investment Operations........................      4.71           1.54        5.10     3.36     2.53
                                                                ------         ------      ------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.09)         (0.09)      (0.14)   (0.21)   (0.19)
  Distributions from Capital Gains..........................     (0.00)(8)      (2.47)      (1.21)   (0.54)   (0.40)
                                                                ------         ------      ------   ------   ------
    Total Distributions.....................................     (0.09)         (2.56)      (1.35)   (0.75)   (0.59)
                                                                ------         ------      ------   ------   ------
Net Asset Value, End of Period..............................    $24.61         $19.99      $21.01   $17.26   $14.65
                                                                ======         ======      ======   ======   ======
Total Return(2).............................................    23.57%          7.38%      31.24%   23.61%   20.87%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $705,835       $502,115      $299,928 $178,331 $130,630
  Ratio of Operating Expenses to Average Net Assets(3)......     1.00%          0.94%       1.05%    1.03%    1.07%
  Ratio of Net Investment Income to Average Net Assets......     0.37%          0.52%       0.66%    1.26%    1.62%
  Portfolio Turnover Rate...................................       47%            79%         71%      52%      39%


  GROWTH & INCOME FUND   CLASS B SHARES(23)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------
                                                                 1999           1998        1997      1996     1995
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................     $19.77         $20.85      $17.17   $14.59   $12.68
                                                                -------       --------     -------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................      (0.09)(9)      (0.07)(9)   (0.02)    0.06     0.11
  Net Realized & Unrealized Gain on Investments.............       4.56           1.46        4.93     3.14     2.31
                                                                -------       --------     -------   ------   ------
    Total From Investment Operations........................       4.47           1.39        4.91     3.20     2.42
                                                                -------       --------     -------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          -          (0.00)(8)   (0.02)   (0.08)   (0.11)
  Distributions from Capital Gains..........................          -          (2.47)      (1.21)   (0.54)   (0.40)
                                                                -------       --------     -------   ------   ------
    Total Distributions.....................................          -          (2.47)      (1.23)   (0.62)   (0.51)
                                                                -------       --------     -------   ------   ------
Net Asset Value, End of Period..............................     $24.24         $19.77      $20.85   $17.17   $14.59
                                                                =======       ========     =======   ======   ======
Total Return(2).............................................     22.61%          6.60%      30.20%   22.55%   19.95%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $233,216       $117,063     $49,994   $22,851  $8,871
  Ratio of Operating Expenses to Average Net Assets(3)......      1.76%          1.79%       1.88%    1.94%    1.91%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................    (0.39)%        (0.33)%     (0.19)%    0.34%    0.69%
  Portfolio Turnover Rate...................................        47%            79%         71%      52%      39%
  Ratio of Operating Expenses to Average Net Assets without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................      1.84%            N/A         N/A      N/A      N/A



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH FUND OF THE NORTHWEST   CLASS A SHARES(24)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------
                                                                 1999           1998        1997      1996     1995
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................    $20.37         $25.92       $19.69   $17.40   $14.30
                                                                ------         ------      -------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................     (0.05)         (0.02)(9)    (0.02)    0.03     0.07
  Net Realized & Unrealized Gain/(Loss) on Investments......     11.72          (0.76)        8.13     2.47     3.10
                                                                ------         ------      -------   ------   ------
    Total From Investment Operations........................     11.67          (0.78)        8.11     2.50     3.17
                                                                ------         ------      -------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................         -              -            -    (0.03)   (0.07)
  Distributions from Capital Gains..........................         -          (4.74)       (1.88)   (0.18)       -
  Distributions from Capital................................         -          (0.03)           -        -        -
                                                                ------         ------      -------   ------   ------
    Total Distributions.....................................         -          (4.77)       (1.88)   (0.21)   (0.07)
                                                                ------         ------      -------   ------   ------
Net Asset Value, End of Period..............................    $32.04         $20.37       $25.92   $19.69   $17.40
                                                                ======         ======      =======   ======   ======
Total Return(2).............................................    57.29%          (4.81)%     44.47%   14.54%   22.24%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $338,980       $243,126      $256,908  $176,706 $157,953
  Ratio of Operating Expenses to Average Net Assets(3)......     1.15%          1.10%        1.05%    1.08%    1.10%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................     (0.21)%        (0.09)%    (0.08)%    0.16%    0.44%
  Portfolio Turnover Rate...................................       41%            39%          37%      42%       9%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................     1.15%          1.10%        1.11%    1.08%    1.10%


  GROWTH FUND OF THE NORTHWEST   CLASS B SHARES(24)


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED     YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ---------------------------
                                                                 1999           1998        1997      1996      1995
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period........................     $19.64        $25.34       $19.45    $17.31    $14.28
                                                                -------       -------      -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................................      (0.25)        (0.20)(9)    (0.08)    (0.08)    (0.05)
  Net Realized & Unrealized Gain/(Loss) on Investments......      11.24         (0.73)        7.85      2.40      3.08
                                                                -------       -------      -------   -------   -------
    Total From Investment Operations........................      10.99         (0.93)        7.77      2.32      3.03
                                                                -------       -------      -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          -             -            -         -         -
  Distributions from Capital Gains..........................          -         (4.74)       (1.88)    (0.18)        -
  Distributions from Capital................................          -         (0.03)           -         -         -
                                                                -------       -------      -------   -------   -------
    Total Distributions.....................................          -         (4.77)       (1.88)    (0.18)        -
                                                                -------       -------      -------   -------   -------
Net Asset Value, End of Period..............................     $30.63        $19.64       $25.34    $19.45    $17.31
                                                                =======       =======      =======   =======   =======
Total Return(2).............................................     55.96%       (5.63)%       43.17%    13.54%    21.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $77,658       $47,106      $39,627   $14,653    $7,083
  Ratio of Operating Expenses to Average Net Assets(3)......      1.99%         1.95%        1.91%     1.98%     1.95%
  Ratio of Net Investment Loss to Average Net Assets........    (1.05)%       (0.94)%      (0.96)%   (0.76)%   (0.45)%
  Portfolio Turnover Rate...................................        41%           39%          37%       42%        9%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................      1.99%         1.95%        1.97%     1.98%     1.95%



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH FUND   CLASS A SHARES


                                                                     FISCAL
                                                    YEAR ENDED    PERIOD ENDED          YEAR ENDED JUNE 30,
                                                    OCTOBER 31,   OCTOBER 31,      -----------------------------
                                                       1999         1998(1)        1998(6)      1997       1996
                                                    ------------------------------------------------------------
Net Asset Value, Beginning of Period..............    $17.64         $18.46        $14.90      $15.69     $14.18
                                                      ------         ------        ------      ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)....................     (0.21)(9)      (0.07)(9)     (0.15)(9)   (0.03)(9)  (0.07)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments....................................     14.11          (0.75)         4.99        1.58       3.47
                                                      ------         ------        ------      ------     ------
    Total From Investment Operations..............     13.90          (0.82)         4.84        1.55       3.40
                                                      ------         ------        ------      ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income............         -              -             -           -          -
  Distributions in Excess of Net Investment
   Income.........................................         -              -             -           -          -
  Distributions from Net Realized Gains...........     (1.83)             -         (1.28)      (2.34)     (1.89)
  Distributions in Excess of Net Realized Gains...         -              -             -           -          -
  Distributions from Capital......................         -              -             -           -          -
                                                      ------         ------        ------      ------     ------
    Total Distributions...........................     (1.83)             -         (1.28)      (2.34)     (1.89)
                                                      ------         ------        ------      ------     ------
Net Asset Value, End of Period....................    $29.71         $17.64        $18.46      $14.90     $15.69
                                                      ======         ======        ======      ======     ======
Total Return(2)...................................    84.96%          (4.44)%      35.43%      10.88%     25.44%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)............  $240,363       $104,775        $112,153    $111,187   $179,720
  Ratio of Operating Expenses to Average Net
   Assets(3)......................................     1.27%          1.69%(5)      1.66%       1.70%      1.70%
  Ratio of Net Investment Income to Average Net
   Assets.........................................     (0.84)%        (1.21)%(5)    (0.91)%     (0.22)%    (0.49)%
  Portfolio Turnover Rate.........................      119%            24%          153%        156%       205%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian........     1.46%              -             -           -          -


  GROWTH FUND   CLASS B SHARES


                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED          YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,      -----------------------------
                                                                 1999         1998(1)        1998(6)      1997       1996
                                                              ------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $16.99         $17.82        $14.53      $15.47     $14.10
                                                                ------         ------        ------      ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................................     (0.38)(9)      (0.12)(9)     (0.25)(9)   (0.14)(9)  (0.19)(9)
  Net Realized & Unrealized Gain on Investments.............     13.51          (0.71)         4.82        1.54       3.45
                                                                ------         ------        ------      ------     ------
    Total From Investment Operations........................     13.13          (0.83)         4.57        1.40       3.26
                                                                ------         ------        ------      ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................         -              -             -           -          -
  Distributions in Excess of Net Investment Income..........         -              -             -           -          -
  Distributions from Net Realized Gains.....................     (1.83)             -         (1.28)      (2.34)     (1.89)
  Distributions in Excess of Net Realized Gains.............         -              -             -           -          -
  Distributions from Capital................................         -              -             -           -          -
                                                                ------         ------        ------      ------     ------
    Total Distributions.....................................     (1.83)             -         (1.28)      (2.34)     (1.89)
                                                                ------         ------        ------      ------     ------
Net Asset Value, End of Period..............................    $28.29         $16.99        $17.82      $14.53     $15.47
                                                                ======         ======        ======      ======     ======
Total Return(2).............................................    83.57%          (4.66)%      34.43%       9.99%     24.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $226,507        $39,379        $38,390     $30,397    $25,067
  Ratio of Operating Expenses to Average Net Assets(3)......     2.03%          2.54%(5)      2.46%       2.45%      2.45%
  Ratio of Net Investment Loss to Average Net Assets........     (1.60)%        (2.06)%(5)    (1.70)%     (0.97)%    (1.24)%
  Portfolio Turnover Rate...................................      119%            24%          153%        156%       205%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     2.25%              -             -           -          -



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


  SMALL CAP STOCK FUND    CLASS A SHARES(27)


                                                 YEAR               FISCAL
                                                 ENDED           PERIOD ENDED
                                              OCTOBER 31,        OCTOBER 31,
                                                 1999              1998(1)
                                              -------------------------------
Net Asset Value, Beginning of Period........       $16.25            $19.49
                                                ---------          --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................        (0.20)(9)         (0.08)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..............................         6.36             (3.16)
                                                ---------          --------
    Total From Investment Operations........         6.16             (3.24)
                                                ---------          --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......                              -
  Distributions in Excess of Net Investment
   Income...................................                              -
  Distributions from Net Realized Gains.....        (2.80)                -
  Distributions in Excess of Net Realized
   Gains....................................                              -
  Distributions from Capital................                              -
                                                ---------          --------
    Total Distributions.....................        (2.80)                -
                                                ---------          --------
Net Asset Value, End of Period..............       $19.61            $16.25
                                                =========          ========
Total Return(2).............................       42.60%          (16.62)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......      $92,130           $88,502
  Ratio of Operating Expenses to Average Net
   Assets(3)................................        1.78%             1.88%(5)
  Ratio of Net Investment Loss to Average
   Net Assets...............................      (1.16)%           (1.43)%(5)
  Portfolio Turnover Rate...................          45%               20%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Absorbed and/or Credits Allowed by the
   Custodian................................        1.94%             1.89%(5)


                                                            YEAR ENDED JUNE 30,
                                              -----------------------------------------------
                                              1998(6)        1997         1996         1995
                                              -----------------------------------------------
Net Asset Value, Beginning of Period........    $18.28       $20.17       $15.47       $13.02
                                              --------     --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................     (0.22)(9)    (0.21)(9)    (0.19)(9)    (0.00)(8)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..............................      2.50        (0.18)        5.65         2.77
                                              --------     --------     --------     --------
    Total From Investment Operations........      2.28        (0.39)        5.46         2.77
                                              --------     --------     --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......         -            -            -            -
  Distributions in Excess of Net Investment
   Income...................................         -            -            -            -
  Distributions from Net Realized Gains.....     (1.07)       (1.50)       (0.76)       (0.32)
  Distributions in Excess of Net Realized
   Gains....................................         -            -            -            -
  Distributions from Capital................         -            -            -            -
                                              --------     --------     --------     --------
    Total Distributions.....................     (1.07)       (1.50)       (0.76)       (0.32)
                                              --------     --------     --------     --------
Net Asset Value, End of Period..............    $19.49       $18.28       $20.17       $15.47
                                              ========     ========     ========     ========
Total Return(2).............................    12.95%      (1.50)%       35.93%       21.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......  $118,473     $165,719     $283,747     $185,722
  Ratio of Operating Expenses to Average Net
   Assets(3)................................     1.66%        1.64%        1.64%        1.68%
  Ratio of Net Investment Loss to Average
   Net Assets...............................   (1.10)%      (1.17)%      (1.02)%      (0.31)%
  Portfolio Turnover Rate...................      112%          81%         131%         181%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Absorbed and/or Credits Allowed by the
   Custodian................................     1.66%(10)    1.64%(10)    1.65%(10)      N/A



  SMALL CAP STOCK FUND    CLASS B SHARES(27)


                                        YEAR
                                        ENDED
                                     OCTOBER 31,
                                        1999
                                     ------------------
Net Asset Value, Beginning of
Period.............................       $15.67
                                       ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss).....        (0.34)(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments......         6.08
                                       ---------
    Total From Investment
    Operations.....................         5.74
                                       ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income..........................            -
  Distributions in Excess of Net
   Investment Income...............            -
  Distributions from Net Realized
   Gains...........................        (2.80)
  Distributions in Excess of Net
   Realized Gains..................            -
  Distributions from Capital.......            -
                                       ---------
    Total Distributions............        (2.80)
                                       ---------
Net Asset Value, End of Period.....       $18.61
                                       =========
Total Return(2)....................       41.32%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)......................      $28,969
  Ratio of Operating Expenses to
   Average Net Assets(3)...........        2.70%
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets..........................        2.08%
  Portfolio Turnover Rate..........          45%
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers,
   Expenses Absorbed and/or Credits
   Allowed by the Custodian........        2.86%

                                        FISCAL
                                     PERIOD ENDED                                YEAR ENDED JUNE 30,
                                     OCTOBER 31,            -------------------------------------------------------------
                                       1998(1)              1998(6)            1997              1996             1995(7)
                                     ------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period.............................       $18.86             $17.85            $19.88            $15.37            $13.02
                                       ---------            -------           -------           -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss).....        (0.13)(9)          (0.36)(9)         (0.34)(9)         (0.32)(9)         (0.10)(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments......        (3.06)              2.44             (0.19)             5.59              2.77
                                       ---------            -------           -------           -------           -------
    Total From Investment
    Operations.....................        (3.19)              2.08             (0.53)             5.27              2.67
                                       ---------            -------           -------           -------           -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income..........................            -                  -                 -                 -                 -
  Distributions in Excess of Net
   Investment Income...............            -                  -                 -                 -                 -
  Distributions from Net Realized
   Gains...........................            -              (1.07)            (1.50)            (0.76)            (0.32)
  Distributions in Excess of Net
   Realized Gains..................            -                  -                 -                 -                 -
  Distributions from Capital.......            -                  -                 -                 -                 -
                                       ---------            -------           -------           -------           -------
    Total Distributions............            -              (1.07)            (1.50)            (0.76)            (0.32)
                                       ---------            -------           -------           -------           -------
Net Asset Value, End of Period.....       $15.67             $18.86            $17.85            $19.88            $15.37
                                       =========            =======           =======           =======           =======
Total Return(2)....................     (16.87)%             12.05%           (2.26)%            34.93%            20.69%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)......................      $22,172            $28,540           $29,123           $28,920           $10,208
  Ratio of Operating Expenses to
   Average Net Assets(3)...........        2.84%(5)           2.47%             2.39%             2.39%             2.43%
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets..........................      (2.39)%(5)         (1.92)%           (1.92)%           (1.77)%           (1.06)%
  Portfolio Turnover Rate..........          20%               112%               81%              131%              181%
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers,
   Expenses Absorbed and/or Credits
   Allowed by the Custodian........        2.85%(5)           2.47%(10)         2.39%(10)         2.40%(10)           N/A



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INTERNATIONAL GROWTH FUND   CLASS A SHARES

                                                                       FISCAL
                                                     YEAR              PERIOD
                                                     ENDED              ENDED
                                                  OCTOBER 31,        OCTOBER 31,
                                                     1999              1998(1)
                                                  ----------------------------------
Net Asset Value, Beginning of Period............      $8.86              $10.20
                                                    -------           ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..................       0.01(9)            (0.02)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..................................       2.65               (1.32)
                                                    -------           ---------
    Total From Investment Operations............       2.66               (1.34)
                                                    -------           ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........      (0.27)                  -
  Distributions in Excess of Net Investment
   Income.......................................          -                   -
  Distributions from Net Realized Gains.........      (0.11)                  -
  Distributions in Excess of Net Realized
   Gains........................................          -                   -
                                                    -------           ---------
    Total Distributions.........................      (0.38)                  -
                                                    -------           ---------
Net Asset Value, End of Period..................     $11.14               $8.86
                                                    =======           =========
Total Return(2).................................     31.15%            (13.14)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........    $28,618             $30,117
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................      1.88%               1.86%(5)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets...........................      0.13%             (0.50)%(5)
  Portfolio Turnover Rate.......................       164%                 41%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......      1.89%               1.86%(5)


                                                             YEAR ENDED JUNE 30,
                                                  -----------------------------------------
                                                  1998(6)      1997       1996       1995
                                                  -----------------------------------------
Net Asset Value, Beginning of Period............   $11.85      $10.49      $9.78     $10.74
                                                  -------    --------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..................     0.05(9)     0.04(9)    0.05(9)   (0.11)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..................................    (0.67)       1.55       1.21      (0.31)
                                                  -------    --------    -------    -------
    Total From Investment Operations............    (0.62)       1.59       1.26      (0.42)
                                                  -------    --------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........    (0.50)      (0.13)     (0.05)     (0.04)
  Distributions in Excess of Net Investment
   Income.......................................    (0.03)          -      (0.04)         -
  Distributions from Net Realized Gains.........    (0.50)      (0.10)     (0.46)     (0.44)
  Distributions in Excess of Net Realized
   Gains........................................        -           -          -      (0.06)
                                                  -------    --------    -------    -------
    Total Distributions.........................    (1.03)      (0.23)     (0.55)     (0.54)
                                                  -------    --------    -------    -------
Net Asset Value, End of Period..................   $10.20      $11.85     $10.49      $9.78
                                                  =======    ========    =======    =======
Total Return(2).................................  (4.19)%      15.50%     13.16%    (4.01)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........  $38,281     $57,776    $116,254   $91,763
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................    1.67%       1.65%      1.77%      1.69%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets...........................    0.50%       0.35%      0.46%      0.62%
  Portfolio Turnover Rate.......................     118%         67%       125%        81%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......    1.67%(10)    1.65%(10)   1.77%(10)     N/A


  INTERNATIONAL GROWTH FUND   CLASS B SHARES

                                                                    FISCAL
                                                       YEAR         PERIOD
                                                       ENDED         ENDED
                                                    OCTOBER 31,   OCTOBER 31,
                                                       1999         1998(1)
                                                    -----------------------------
Net Asset Value, Beginning of Period............        $8.72         $10.07
                                                      -------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss...........................        (0.08)(9)      (0.05)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..................................         2.60          (1.30)
                                                      -------      ---------
    Total From Investment Operations............         2.52          (1.35)
                                                      -------      ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........        (0.26)             -
  Distributions in Excess of Net Investment
   Income.......................................            -              -
  Distributions from Net Realized Gains.........        (0.11)             -
  Distributions in Excess of Net Realized
   Gains........................................            -              -
                                                      -------      ---------
    Total Distributions.........................        (0.37)             -
                                                      -------      ---------
Net Asset Value, End of Period..................       $10.87          $8.72
                                                      =======      =========
Total Return(2).................................       29.87%       (13.41)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........      $11,101         $3,552
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................        2.80%          2.97%(5)
  Ratio of Net Investment Loss to Average Net
   Assets.......................................      (0.79)%        (1.61)%(5)
  Portfolio Turnover Rate.......................         164%            41%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......        2.81%          2.97%


                                                              YEAR ENDED JUNE 30,
                                                  --------------------------------------------
                                                  1998(6)       1997        1996      1995(7)
                                                  --------------------------------------------
Net Asset Value, Beginning of Period............    $11.70      $10.39       $9.73      $10.74
                                                  --------    --------    --------    --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss...........................     (0.04)(9)    (0.04)(9)    (0.03)(9)    (0.17)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..................................     (0.64)       1.53        1.21       (0.31)
                                                  --------    --------    --------    --------
    Total From Investment Operations............     (0.68)       1.49        1.18       (0.48)
                                                  --------    --------    --------    --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........     (0.42)      (0.08)      (0.02)      (0.03)
  Distributions in Excess of Net Investment
   Income.......................................     (0.03)          -       (0.04)          -
  Distributions from Net Realized Gains.........     (0.50)      (0.10)      (0.46)      (0.44)
  Distributions in Excess of Net Realized
   Gains........................................         -           -           -       (0.06)
                                                  --------    --------    --------    --------
    Total Distributions.........................     (0.95)      (0.18)      (0.52)      (0.53)
                                                  --------    --------    --------    --------
Net Asset Value, End of Period..................    $10.07      $11.70      $10.39       $9.73
                                                  ========    ========    ========    ========
Total Return(2).................................   (4.95)%      14.66%      12.34%     (4.61)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........    $4,294      $4,876      $4,447      $2,268
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................     2.94%       2.40%       2.52%       2.44%
  Ratio of Net Investment Loss to Average Net
   Assets.......................................   (0.35)%     (0.40)%     (0.29)%     (0.13)%
  Portfolio Turnover Rate.......................      118%         67%        125%         81%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......     2.94%       2.40%(10)    2.52%(10)    2.44%



Footnotes appear on page 84

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  STRATEGIC GROWTH PORTFOLIO(25)

                                                                  CLASS A
                                             -------------------------------------------------
                                                             FISCAL
                                                YEAR         PERIOD         YEAR      JULY 25,
                                                ENDED         ENDED        ENDED      1996 TO
                                             OCTOBER 31,   OCTOBER 31,    JUNE 30,    JUNE 30,
                                                1999         1998(1)      1998(6)     1997(4)
                                             -----------------------------------------------------
Net Asset Value, Beginning of Period......      $11.67        $12.66       $11.26      $10.00
                                               -------       -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)............       (0.03)(9)     (0.02)(9)     0.00(8)(9)   (0.02)(9)
  Net Realized & Unrealized Gain on
   Investments............................        4.36         (0.97)        2.12        1.90
                                               -------       -------      -------     -------
    Total From Investment Operations......        4.33         (0.99)        2.12        1.88
                                               -------       -------      -------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....       (0.22)            -            -           -
  Distributions in Excess of Net
   Investment Income......................       (0.19)            -        (0.68)      (0.62)
  Distributions from Net Realized Gains...       (0.98)            -        (0.04)      (0.00)(8)
                                               -------       -------      -------     -------
    Total Distributions...................        1.39             -        (0.72)      (0.62)
                                               -------       -------      -------     -------
Net Asset Value, End of Period............      $14.61        $11.67       $12.66      $11.26
                                               =======       =======      =======     =======
Total Return(2)...........................      39.55%       (7.82)%       20.11%      19.33%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)....     $74,678       $19,690      $18,330     $14,253
  Ratio of Operating Expenses to Average
   Net Assets(3)..........................       1.07%         0.95%(5)     0.94%       0.90%(5)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets.....................     (0.21)%       (0.53)%(5)     0.01%     (0.19)%(5)
  Portfolio Turnover Rate.................         20%           10%          23%         33%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers,
   Expenses Absorbed and/or Credits
   Allowed by the Custodian...............       1.09%         1.13%(5)     1.08%       1.45%(5)

                                                                 CLASS B
                                            -------------------------------------------------
                                                            FISCAL
                                               YEAR         PERIOD         YEAR      JULY 25,
                                               ENDED         ENDED        ENDED      1996 TO
                                            OCTOBER 31,   OCTOBER 31,    JUNE 30,    JUNE 30,
                                               1999         1998(1)      1998(6)     1997(4)
                                            -------------------------------------------------
Net Asset Value, Beginning of Period......     $11.52        $12.53       $11.19      $10.00
                                              -------       -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)............      (0.13)(4)     (0.05)(4)    (0.09)(9)   (0.10)(9)
  Net Realized & Unrealized Gain on
   Investments............................       4.31         (0.96)        2.11        1.90
                                              -------       -------      -------     -------
    Total From Investment Operations......       4.81         (1.01)        2.02        1.80
                                              -------       -------      -------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....      (0.13)            -            -           -
  Distributions in Excess of Net
   Investment Income......................      (0.19)            -        (0.64)      (0.61)
  Distributions from Net Realized Gains...      (0.98)            -        (0.04)      (0.00)(8)
                                              -------       -------      -------     -------
    Total Distributions...................      (1.30)            -        (0.68)      (0.61)
                                              -------       -------      -------     -------
Net Asset Value, End of Period............     $14.40        $11.52       $12.53      $11.19
                                              =======       =======      =======     =======
Total Return(2)...........................     38.60%       (8.06)%       19.24%      18.48%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)....   $130,522       $51,752      $51,173     $35,802
  Ratio of Operating Expenses to Average
   Net Assets(3)..........................      1.83%         1.70%(5)     1.68%       1.65%(5)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets.....................    (0.97)%     (1.28)%(5)     (0.74)%     (0.94)%(5)
  Portfolio Turnover Rate.................        20%           10%          23%         33%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers,
   Expenses Absorbed and/or Credits
   Allowed by the Custodian...............      1.85%         1.88%(5)     1.83%       2.20%(5)



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CONSERVATIVE GROWTH PORTFOLIO(25)

                                                       CLASS A                                             CLASS B
                              ----------------------------------------------------------   ---------------------------------------
                                               FISCAL                                                       FISCAL
                                 YEAR          PERIOD         YEAR          JULY 25,          YEAR          PERIOD         YEAR
                                 ENDED         ENDED         ENDED          1996 TO           ENDED         ENDED         ENDED
                              OCTOBER 31,   OCTOBER 31,     JUNE 30,        JUNE 30,       OCTOBER 31,   OCTOBER 31,     JUNE 30,
                                 1999         1998(1)       1998(6)         1997(4)           1999         1998(1)       1998(6)
                              ----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
of Period...................     $10.97         $11.84       $10.86          $10.00           $10.85         $11.74       $10.80
                               --------       --------      -------          ------         --------       --------      -------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment
   Income/(Loss)............       0.06(9)        0.01         0.13(9)         0.08(9)         (0.03)(9)      (0.03)        0.04(9)
  Net Realized & Unrealized
   Gain on Investments......       3.70          (0.88)        1.42            1.32             3.61          (0.86)        1.43
                               --------       --------      -------          ------         --------       --------      -------
    Total From Investment
    Operations..............       3.76          (0.87)        1.55            1.40             3.58          (0.89)        1.47
                               --------       --------      -------          ------         --------       --------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net
   Investment Income........      (0.20)             -        (0.09)          (0.08)           (0.13)             -        (0.08)
  Distributions in Excess of
   Net Investment Income....      (0.22)             -        (0.42)          (0.46)           (0.21)             -        (0.39)
  Distributions from Net
   Realized Gains...........      (0.88)             -        (0.06)              -            (0.88)             -        (0.06)
                               --------       --------      -------          ------         --------       --------      -------
    Total Distributions.....      (1.30)             -        (0.57)          (0.54)           (1.22)             -        (0.53)
                               --------       --------      -------          ------         --------       --------      -------
Net Asset Value, End of
Period......................     $13.43         $10.97       $11.84          $10.86           $13.21         $10.85       $11.74
                               ========       ========      =======          ======         ========       ========      =======
Total Return(2).............     36.54%        (7.35)%       15.18%          14.39%           34.98%        (7.58)%       14.44%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...............   $249,650       $100,024     $114,946        $136,141         $263,911       $155,064     $169,269
  Ratio of Operating
   Expenses to Average Net
   Assets(13)(3)............      1.02%          0.95%(5)     0.95%           0.92%(5)         1.77%          1.70%(5)     1.70%
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets...............      0.48%          0.05%(5)     1.17%           0.81%(5)       (0.27)%         (.70)%(5)     0.40%
  Portfolio Turnover Rate...        16%             9%          28%             20%              16%             9%          28%
  Ratio of Operating
   Expenses to Average Net
   Assets Without Fee
   Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the
   Custodian................      1.03%          1.03%(5)     1.00%           1.17%(5)         1.78%          1.78%(5)     1.74%

                                  CLASS B
                              ----------------

                                  JULY 25,
                                  1996 TO
                                  JUNE 30,
                                  1997(4)
                              ----------------
Net Asset Value, Beginning
of Period...................       $10.00
                                   ------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment
   Income/(Loss)............         0.01(9)
  Net Realized & Unrealized
   Gain on Investments......         1.31
                                   ------
    Total From Investment
    Operations..............         1.32
                                   ------
 LESS DISTRIBUTIONS:
  Dividends from Net
   Investment Income........        (0.01)
  Distributions in Excess of
   Net Investment Income....        (0.51)
  Distributions from Net
   Realized Gains...........            -
                                   ------
    Total Distributions.....        (0.52)
                                   ------
Net Asset Value, End of
Period......................       $10.80
                                   ======
Total Return(2).............       13.59%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...............     $158,697
  Ratio of Operating
   Expenses to Average Net
   Assets(13)(3)............        1.67%(5)
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets...............        0.06%(5)
  Portfolio Turnover Rate...          20%
  Ratio of Operating
   Expenses to Average Net
   Assets Without Fee
   Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the
   Custodian................        1.92%(5)



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  BALANCED PORTFOLIO(25)

                                                              CLASS A                                           CLASS B
                                  ---------------------------------------------------------------   -------------------------------
                                                        FISCAL                                                            FISCAL
                                        YEAR            PERIOD         YEAR          JULY 25,             YEAR            PERIOD
                                       ENDED            ENDED         ENDED          1996 TO             ENDED            ENDED
                                    OCTOBER 31,      OCTOBER 31,     JUNE 30,        JUNE 30,         OCTOBER 31,      OCTOBER 31,
                                        1999           1998(1)       1998(6)         1997(4)              1999           1998(1)
                                  -------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..........................       $11.02           $11.63        $10.95          $10.00              $11.02           $11.63
                                       ------          -------       -------         -------            --------         --------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........         0.19(9)          0.05          0.22            0.20(9)             0.11(9)          0.02
  Net Realized & Unrealized
   Gain/(Loss) on Investments...         2.39           (0.61)          1.25            1.27                2.38           (0.61)
                                       ------          -------       -------         -------            --------         --------
    Total From Investment
    Operations..................         2.58           (0.56)          1.47            1.47                2.49           (0.59)
                                       ------          -------       -------         -------            --------         --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................        (0.35)          (0.05)         (0.23)          (0.20)              (0.27)          (0.02)
  Distributions in Excess of Net
   Investment Income............        (0.09)               -         (0.45)          (0.32)              (0.09)               -
  Distributions from Net
   Realized Gains...............        (0.94)               -         (0.11)          (0.00)(8)           (0.94)               -
                                       ------          -------       -------         -------            --------         --------
    Total Distributions.........        (1.38)          (0.05)         (0.79)          (0.52)              (1.30)          (0.02)
                                       ------          -------       -------         -------            --------         --------
Net Asset Value, End of
Period..........................       $12.22           $11.02        $11.63          $10.95              $12.21           $11.02
                                       ======          =======       =======         =======            ========         ========
Total Return(2).................       25.16%          (4.85)%        14.32%          15.02%              24.22%          (5.09)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................     $333,639          $93,491      $101,726        $109,421            $237,438         $110,626
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....        1.03%            0.95%(5)      0.95%           0.92%(5)            1.77%            1.70%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets.......................        1.66%            1.22%(5)      2.14%           2.48%(5)            0.92%            0.47%(5)
  Portfolio Turnover Rate.......          39%               3%           29%             46%                 39%               3%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....        1.04%            1.02%(5)      1.00%           1.17%(5)            1.78%            1.77%(5)

                                             CLASS B
                                  -----------------------------

                                     YEAR          JULY 25,
                                    ENDED          1996 TO
                                   JUNE 30,        JUNE 30,
                                   1998(6)         1997(4)
                                  -----------------------------
Net Asset Value, Beginning of
Period..........................    $10.95          $10.00
                                   -------         -------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........      0.17            0.14(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments...      1.22            1.25
                                   -------         -------
    Total From Investment
    Operations..................      1.39            1.39
                                   -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................     (0.20)          (0.14)
  Distributions in Excess of Net
   Investment Income............     (0.40)          (0.30)
  Distributions from Net
   Realized Gains...............     (0.11)          (0.00)(8)
                                   -------         -------
    Total Distributions.........     (0.71)          (0.44)
                                   -------         -------
Net Asset Value, End of
Period..........................    $11.63          $10.95
                                   =======         =======
Total Return(2).................    13.47%          14.23%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................  $114,944         $99,821
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....     1.70%           1.67%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets.......................     1.39%           1.73%(5)
  Portfolio Turnover Rate.......       29%             46%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....     1.75%           1.92%(5)



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  FLEXIBLE INCOME PORTFOLIO(25)

                                                              CLASS A                                           CLASS B
                                  ---------------------------------------------------------------   -------------------------------
                                                        FISCAL                                                            FISCAL
                                        YEAR            PERIOD         YEAR          JULY 25,             YEAR            PERIOD
                                       ENDED            ENDED         ENDED          1996 TO             ENDED            ENDED
                                    OCTOBER 31,      OCTOBER 31,     JUNE 30,        JUNE 30,         OCTOBER 31,      OCTOBER 31,
                                        1999           1998(1)       1998(6)         1997(4)*             1999           1998(1)
                                  -------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..........................       $10.63           $10.79        $10.57          $10.00             $10.63           $10.79
                                       ------          -------        ------          ------            -------          -------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........         0.40(9)          0.12          0.45            0.43(9)            0.33(9)          0.10
  Net Realized & Unrealized
   Gain/(Loss) on Investments...         0.57            (0.15)         0.67            0.70               0.56(12)       (0.16)
                                       ------          -------        ------          ------            -------          -------
    Total From Investment
    Operations..................         0.97            (0.03)         1.12            1.13               0.89           (0.06)
                                       ------          -------        ------          ------            -------          -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................        (0.48)           (0.13)        (0.45)          (0.43)             (0.40)          (0.10)
  Distributions in Excess of Net
   Investment Income............        (0.00)(8)            -         (0.21)          (0.13)             (0.00)(8)            -
  Distributions from Net
   Realized Gains...............        (0.37)               -         (0.24)          (0.00)(8)          (0.37)               -
                                       ------          -------        ------          ------            -------          -------
    Total Distributions.........        (0.85)           (0.13)        (0.90)          (0.56)             (0.77)          (0.10)
                                       ------          -------        ------          ------            -------          -------
Net Asset Value, End of
Period..........................       $10.75           $10.63        $10.79          $10.57             $10.75           $10.63
                                       ======          =======        ======          ======            =======          =======
Total Return(2).................        9.39%          (0.26)%        11.07%          11.58%              8.60%          (0.51)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period
   ($1,000's)...................     $194,404           $9,766        $8,808         $12,613            $46,821          $11,142
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....        1.00%            0.95%(5)      0.95%           0.92%(5)           1.75%            1.70%(5)
  Ratio of Net Investment Income
   to Average Net Assets........        3.86%            3.62%(5)      4.07%           4.95%(5)           3.11%            2.87%(5)
  Portfolio Turnover Rate.......          31%              15%           24%             54%                31%              15%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....        1.06%            1.37%(5)      1.23%           1.67%(5)           1.81%            2.12%(5)

                                             CLASS B
                                  -----------------------------

                                     YEAR          JULY 25,
                                    ENDED          1996 TO
                                   JUNE 30,        JUNE 30,
                                   1998(6)         1997(4)
                                  -----------------------------
Net Asset Value, Beginning of
Period..........................    $10.57          $10.00
                                    ------          ------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........      0.31            0.38(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments...      0.73            0.68
                                    ------          ------
    Total From Investment
    Operations..................      1.04            1.06
                                    ------          ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................     (0.37)          (0.38)
  Distributions in Excess of Net
   Investment Income............     (0.21)          (0.11)
  Distributions from Net
   Realized Gains...............     (0.24)          (0.00)(8)
                                    ------          ------
    Total Distributions.........     (0.82)          (0.49)
                                    ------          ------
Net Asset Value, End of
Period..........................    $10.79          $10.57
                                    ======          ======
Total Return(2).................    10.24%          10.80%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period
   ($1,000's)...................    $7,684          $7,385
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....     1.70%           1.67%(5)
  Ratio of Net Investment Income
   to Average Net Assets........     3.32%           4.20%(5)
  Portfolio Turnover Rate.......       24%             54%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....     1.98%           2.42%(5)



Footnotes appear on page 84

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INCOME PORTFOLIO(25)

                                                              CLASS A                                           CLASS B
                                  ---------------------------------------------------------------   -------------------------------
                                                        FISCAL                                                            FISCAL
                                        YEAR            PERIOD         YEAR          JULY 25,             YEAR            PERIOD
                                       ENDED            ENDED         ENDED          1996 TO             ENDED            ENDED
                                    OCTOBER 31,      OCTOBER 31,     JUNE 30,        JUNE 30,         OCTOBER 31,      OCTOBER 31,
                                        1999           1998(1)       1998(6)         1997(4)              1999           1998(1)
                                  -------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..........................       $10.25           $10.34        $10.13          $10.00             $10.25           $10.34
                                       ------           ------        ------          ------             ------           ------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........         0.56             0.19          0.64            0.58(9)            0.50             0.16
  Net Realized & Unrealized
   Gain/(Loss) on Investments...        (0.27)           (0.09)         0.22            0.14(12)          (0.29)           (0.09)
                                       ------           ------        ------          ------             ------           ------
    Total From Investment
    Operations..................         0.29             0.10          0.86            0.72               0.21             0.07
                                       ------           ------        ------          ------             ------           ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................        (0.57)           (0.19)        (0.65)          (0.58)             (0.49)           (0.16)
  Distributions in Excess of Net
   Investment Income............        (0.01)               -         (0.00)(8)       (0.01)             (0.01)               -
  Distributions from Net
   Realized Gains...............        (0.02)               -             -           (0.00)(8)          (0.02)               -
                                       ------           ------        ------          ------             ------           ------
    Total Distributions.........        (0.60)           (0.19)        (0.65)          (0.59)             (0.52)           (0.16)
                                       ------           ------        ------          ------             ------           ------
Net Asset Value, End of
Period..........................        $9.94           $10.25        $10.34          $10.13              $9.94           $10.25
                                       ======           ======        ======          ======             ======           ======
Total Return(2).................        2.89%            0.96%         8.71%           7.38%              2.05%            0.70%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................       $7,297           $7,611        $7,793         $13,410            $13,443           $5,698
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....        1.00%            0.95%(5)      0.95%           0.93%(5)           1.74%            1.70%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets.......................        5.57%            5.40%(5)      6.23%           6.09%(5)           4.83%            4.65%(5)
  Portfolio Turnover Rate.......          51%              22%           14%             56%                51%              22%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....        1.24%            1.53%(5)      1.25%           1.65%(5)           1.98%            2.28%(5)

                                             CLASS B
                                  -----------------------------

                                     YEAR          JULY 25,
                                    ENDED          1996 TO
                                   JUNE 30,        JUNE 30,
                                   1998(6)         1997(4)
                                  -----------------------------
Net Asset Value, Beginning of
Period..........................    $10.13          $10.00
                                    ------          ------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........      0.56            0.51(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments...      0.22            0.14(12)
                                    ------          ------
    Total From Investment
    Operations..................      0.78            0.65
                                    ------          ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................     (0.57)          (0.51)
  Distributions in Excess of Net
   Investment Income............     (0.00)(8)       (0.01)
  Distributions from Net
   Realized Gains...............         -           (0.00)(8)
                                    ------          ------
    Total Distributions.........     (0.57)          (0.52)
                                    ------          ------
Net Asset Value, End of
Period..........................    $10.34          $10.13
                                    ======          ======
Total Return(2).................     7.90%           6.63%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................    $4,084          $4,537
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....     1.70%           1.68%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets.......................     5.48%           5.34%(5)
  Portfolio Turnover Rate.......       14%             56%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....     2.01%           2.40%(5)



Footnotes appear on page 84

--------------------------------------------------------------------------------


FOOTNOTES TO FINANCIAL HIGHLIGHTS

  (1)  Fiscal year end changed to October 31.
  (2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  (3) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995.
  (4)  From the commencement of offering shares.
  (5)  Annualized.
  (6)  On March 23, 1998, WM Advisors, Inc. replaced Sierra
       Investment Advisers Corporation as investment advisor to the Funds. In the case of the Portfolios, on March 23, 1998, WM
       Advisors, Inc. replaced Sierra Investment Services
       Corporation as investment advisor to the Portfolio.
  (7) On July 1, 1994, the Funds commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  (8)  Amount represents less than $0.01 per share.
  (9) Per share numbers have been calculated using the average shares method.
 (10) The ratio and per share numbers include custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective
       September 1, 1995.
 (11) Total returns do not reflect a sales charge and are not annualized.
 (12) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (13) The Portfolios will indirectly incur their pro rata share of the expenses of the Funds when they purchase. Such underlying Fund expenses are not included in the table.
 (14)  On May 2, 1994, the Fund commenced selling Class B shares.
       Those shares in existence prior to May 2, 1994 were designated as Class A shares.
 (15)  Formerly, Composite Cash Management Company Money Market
       Portfolio.
 (16)  Formerly, Composite Cash Management Company Tax-Exempt
       Portfolio.
 (17)  Formerly, Composite U.S. Government Securities, Inc.
 (18)  On March 30, 1994 the Fund commenced selling Class B shares.
       Those shares in existence prior to March 30, 1994 were designated as Class A shares.
 (19)  Formerly, Composite Income Fund, Inc.
 (20) Amounts distributed in excess of accumulated net investment income as determined for financial statement purposes have been reported as distributions from paid-in capital at the fiscal year end in which the distribution was made. Certain of these distributions which are reported as being from paid-in capital for financial statement purposes may be reported to shareholders as taxable distributions due to differing tax and accounting rules.
 (21)  Formerly, Composite Tax-Exempt Bond Fund, Inc.
 (22)  Formerly, Composite Bond & Stock Fund, Inc.
 (23)  Formerly, Composite Growth & Income Fund.
 (24)  Formerly, Composite Northwest Fund, Inc. and WM Northwest
       Fund.
 (25) The financial information shown for each Portfolio is that of the corresponding series of WM Strategic Asset Management
       Portfolios, the Portfolio's predecessor.
 (26)  Formerly, Short Term High Quality Bond Fund.
 (27)  Formerly, Emerging Growth Fund.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

- Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

- Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

- Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

- B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

- Caa -- Bonds which are rated Caa are poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

- Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

- C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

- Description of Standard & Poor's bond ratings: AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

- BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.


- BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economic and financial conditions.


- CI -- The rating CI is reserved for income bonds on which no income is being paid.

- D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS


The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds and Portfolios. The SAI and the Reports of Independent Accountants, along with the financial statements, included in the Funds' and Portfolios' most recent Annual Reports are incorporated by reference into this prospectus, which means that they are part of this prospectus for legal purposes. The Funds' and Portfolio's Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries, by contacting your financial advisor or by calling toll-free 1-800-222-5852.



You may review and copy information about the Funds and Portfolios, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Funds and Portfolios on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@secgov.org by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the following file number:


 FILE NO. 811-00123

 Money Market Fund
 Tax-Exempt Money Market Fund
 U.S. Government Securities Fund
 Income Fund
 High Yield Fund
 Tax-Exempt Bond Fund
 Bond & Stock Fund
 Growth & Income Fund
 Growth Fund of the Northwest

 FILE NO. 811-05775

 California Money Fund
 Short Term Income Fund
 California Municipal Fund
 California Insured Intermediate Municipal Fund
 Florida Insured Municipal Fund
 Growth Fund
 Mid Cap Stock Fund
 Small Cap Stock Fund
 International Growth Fund

 FILE NO. 811-07577

 Strategic Growth Portfolio
 Conservative Growth Portfolio
 Balanced Portfolio
 Flexible Income Portfolio
 Income Portfolio

                      (This Page Intentionally Left Blank)

                         THE   WM   GROUP   OF   FUNDS
                                    I Share
                                   Prospectus
                                 MARCH 1, 2000
--------------------------------------------------------------------------------

Money Funds


+ Money Market Fund

----------------------------------------------------------------
Fixed-Income Funds

+ Short Term Income Fund
----------------------------------------------------------------
+ U.S. Government Securities Fund
----------------------------------------------------------------
+ Income Fund
----------------------------------------------------------------

+ High Yield Fund

----------------------------------------------------------------
Equity Funds

+ Bond & Stock Fund
----------------------------------------------------------------
+ Growth & Income Fund
----------------------------------------------------------------
+ Growth Fund of the Northwest
----------------------------------------------------------------
+ Growth Fund
----------------------------------------------------------------
+ Mid Cap Stock Fund
----------------------------------------------------------------
+ Small Cap Stock Fund
----------------------------------------------------------------
+ International Growth Fund
----------------------------------------------------------------

--------------------------------------------------------------------------------

                The WM Group of Funds provides a broad selection
                    of investment alternatives to investors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a crime.

                         THE   WM   GROUP   OF   FUNDS

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                  PAGE
Risk/Return Summary                                 2
  Money Funds                                       3
  Fixed-Income Funds                                4
  Equity Funds                                      8
  Summary of Principal Risks                       15
Fees and Expenses of the Funds                     19
Description of the Funds                           21
  Money Funds                                      21
  Fixed-Income Funds                               21
  Equity Funds                                     23
  Common Investment Practices                      24
Ways to Set Up Your Account                        32
How Can I Invest in the Funds?                     33
Which Class of Shares is Best For Me?
  Class I Shares                                   35
  Distribution Plans
Distribution of Income and Capital Gains           35
How Can I Sell My Shares?                          35
How Can I Exchange My Shares?                      36
Dividends, Capital Gains and Taxes                 36
Organization                                       38
Financial Highlights                               41

                              RISK/RETURN SUMMARY

The WM Group of Funds provides a broad range of investment choices. This summary identifies the investment objective, principal investment strategies and principal risks of each Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Funds, and any number of principal investment strategies may not be in use at any given time. For a discussion of all of the investment strategies available to the Funds, please see the Statement of Additional Information (the "SAI").

The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles WM Advisors and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Fund's principal investment strategies includes a short discussion of some of the principal risks of investing in such Fund. You can find additional information about each Fund, including a more detailed description of these and other principal risks of an investment in each Fund, after this summary. Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds, and the related risks, before you invest.


Below the description of each Fund is a bar chart showing how the investment returns of its Class I shares have varied in the past ten years, or in the years since the Fund began if that is less than ten years. The bar chart is intended to provide some indication of the volatility of the Fund's returns. The table following each bar chart shows how, for Class I shares, average total annual returns of the Fund (other than the Money Funds) compare to returns of a broad-based securities market index for the last one, five and ten years (or, for a newer Fund, for the life of the Fund). PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.



There can be no assurance that any Fund will achieve its objective. It is possible to lose money "by investing" in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Funds.

--------------------------------------------------------------------------------
                               MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN ISSUED AND DELAYED-DELIVERY SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk,                     - Liquidity Risk,
- Credit Risk,                     - Management Risk, and
- Foreign Investment               - Money Market Risk.
  Risk,


YEARLY performance (Class I Shares)*


[Bar Graph]

Calendar Year
                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                            4.68%



During the periods shown above, the highest quarterly return was 1.25% (for the quarter ended 12/31/99), and the lowest was 1.05% (for the quarter ended 3/31/99).



PERFORMANCE TABLE*



Average Annual Total Returns                                    Past         Past          Since Class I
(for periods ended December 31, 1999)                         One Year    Five Years    Inception (3/23/98)
CLASS I SHARES                                                  4.68%        N/A                4.91%
MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX**                4.85%        N/A                5.00%



 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This is an unmanaged index, that measures the performance of 3-month U.S.
   Treasury Bills currently available in the marketplace.

--------------------------------------------------------------------------------
                             SHORT TERM INCOME fund

OBJECTIVE This Fund (formerly known as Short Term High Quality Bond) seeks as high a level of current income as is consistent with prudent investment management and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, bonds and other FIXED-INCOME SECURITIES, which are rated in the top four categories by a nationally recognized statistical ratings organization ("investment grade") or are of comparable quality. Under normal circumstances, the Fund maintains a dollar-weighted average portfolio duration of three years or less. The Fund's investments may include corporate securities, U.S. GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS AND MORTGAGE- AND ASSET-BACKED SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk, and
- Foreign Investment     - Management Risk.
  Risk,

YEARLY performance (Class I Shares)*

[Bar Graph]


Calendar Year
                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                             5.21%
1998                                                                             4.80
1999                                                                             3.08




During the periods shown above, the highest quarterly return was 1.47% (for the quarter ended 9/30/99), and the lowest was 0.07% (for the quarter ended 6/30/99).


PERFORMANCE TABLE*


Average Annual Total Returns                                    Past         Past          Since Class I
(for periods ended December 31, 1999)                         One Year    Five Years    Inception (7/25/96)
CLASS I SHARES                                                  3.08%        N/A               5.49%
LEHMAN BROTHERS MUTUAL FUND SHORT (1-5 [YEAR]) INVESTMENT
GRADE DEBT INDEX**                                              2.49%        N/A               6.18%


 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This index includes all investment-grade, corporate debt securities with maturities of one to five years.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES fund

OBJECTIVE This Fund seeks a high level of current income, consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which involve leverage.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk, and
- Leveraging Risk,       - Management Risk.


YEARLY performance (Class I Shares)*


[Bar Graph]

Calendar Year
                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             0.31%



During the periods shown above, the highest quarterly return was 0.80% (for the quarter ended 9/30/99), and the lowest was -0.85% (for the quarter ended 6/30/99).



PERFORMANCE TABLE*



Average Annual Total Returns                                    Past         Past          Since Class I
(for periods ended December 31, 1999)                         One Year    Five Years    Inception (3/23/98)
CLASS I SHARES                                                  0.31%        N/A               3.44%
LEHMAN BROTHERS GOVERNMENT BOND INDEX**                        -2.23%        N/A               3.28%



 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This index includes all investment-grade, corporate debt securities with maturities of one to five years.

--------------------------------------------------------------------------------
                                  INCOME fund

OBJECTIVE This Fund seeks a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in LOWER-RATED SECURITIES (which are sometimes called "junk bonds"). The Fund may also invest in convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk, and
- Foreign Investment     - Management Risk.
  Risk,


YEARLY performance (Class I Shares)*


[Bar Graph]

Calendar Year
                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             0.48%



During the periods shown above, the highest quarterly return was 0.96% (for the quarter ended 9/30/99), and the lowest was -0.76% (for the quarter ended 3/31/99).



PERFORMANCE TABLE*



Average Annual Total Returns                                    Past         Past          Since Class I
(for periods ended December 31, 1999)                         One Year    Five Years    Inception (3/23/98)
CLASS I SHARES                                                  0.48%        N/A               2.95%
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX**              -2.15%        N/A               3.12%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This index is generally considered representative of the U.S. government and corporate bond markets.

--------------------------------------------------------------------------------
                                HIGH YIELD fund

OBJECTIVE  This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding LOWER-RATED SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk, and
- Foreign Investment     - Management Risk.
  Risk,


YEARLY performance (Class I Shares)*


[Bar Graph]

Calendar Year
                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             12.27%


During the periods shown above, the highest quarterly return was 4.78% (for the quarter ended 6/30/99), and the lowest was 0.84% (for the quarter ended 9/30/99).



PERFORMANCE TABLE*



Average Annual Total Returns                                    Past         Past          Since Class I
(for periods ended December 31, 1999)                         One Year    Five Years    Inception (7/27/98)
CLASS I SHARES                                                 12.27%        N/A                4.25%
LEHMAN BROTHERS HIGH YIELD INDEX**                              2.39%        N/A               -0.53%



 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This index includes all below investment-grade, corporate debt securities.

--------------------------------------------------------------------------------
                               BOND & STOCK fund

OBJECTIVE This Fund seeks to provide continuity of income, conservation of principal and long-term growth of income and principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, preferred stocks, bonds and convertible securities. At least 25% of the Fund's assets are generally invested in FIXED-INCOME SECURITIES. The Fund's investments may include U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITORY RECEIPTS
(ADRS) and EUROPEAN DEPOSITORY RECEIPTS (EDRS), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITS).

In selecting equity investments for the Fund, WM Advisors looks for long-term potential for growth in "value" stocks currently selling for less than WM Advisors believes they are worth. In selecting debt investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Currency Risk,         - Management Risk, and
- Foreign Investment     - Smaller Company Risk.
  Risk,

NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE BOND & STOCK FUND BECAUSE IT HAS YET TO OFFER CLASS I SHARES FOR A FULL YEAR.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk,        - Derivatives Risk,
- Credit Risk,        - Liquidity Risk,
- Currency Risk,      - Management Risk, and
- Foreign Investment  - Smaller Company Risk.
  Risk,
- Leveraging Risk,


YEARLY performance (Class I Shares)*


[Bar Graph]

Calendar Year
                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             18.56%




During the periods shown above, the highest quarterly return was 12.04% (for the quarter ended 12/31/99), and the lowest was -8.55% (for the quarter ended 9/30/99).



PERFORMANCE TABLE*



Average Annual Total Returns                                    Past         Past          Since Class I
(for periods ended December 31, 1999)                         One Year    Five Years    Inception (3/23/98)
CLASS I SHARES                                                 18.56%         N/A              12.95%
STANDARD & POOR'S 500 INDEX**                                  21.04%         N/A              19.51%



 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                          GROWTH FUND OF THE NORTHWEST

OBJECTIVE This Fund (formerly known as Northwest) seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, Idaho, Montana, Oregon and Washington. The Fund's investments may include REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITS).

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.
- Geographic Concentra-
  tion Risk,

NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE NORTHWEST FUND BECAUSE IT HAS YET TO OFFER CLASS I SHARES FOR A FULL YEAR.

--------------------------------------------------------------------------------
                                  GROWTH fund

OBJECTIVE  This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or the sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's sub-advisor looks for individual companies that it believes have exceptional potential for growth, regardless of economic conditions. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.

YEARLY performance (Class I Shares)
[Yearly Performance Chart]

                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                             50.01
1998                                                                             75.08
1999                                                                             94.67

                                 Calendar Year


During the periods shown above, the highest quarterly return was 42.86% (for the quarter ended 12/31/99), and the lowest was 3.45% (for the quarter ended 9/30/99).


PERFORMANCE TABLE


Average Annual Total Returns                                    Past           Since Class I
(for periods ended December 31, 1999)                         One Year      Inception (7/25/96)
CLASS I SHARES                                                 94.67%             48.82%
STANDARD & POOR'S 500 INDEX*                                   28.58%             29.57%


* This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund

OBJECTIVE  The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily (at least 65% of its assets) in common stocks and other equity securities of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

In determining whether securities should be sold, the Advisor considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the Mid Cap range.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Liquidity Risk,
- Currency Risk,         - Management Risk, and
- Foreign Investment     - Smaller Company Risk.
  Risk,


NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE MID CAP STOCK FUND BECAUSE IT HAD NOT BEEN IN OPERATION FOR A FULL YEAR AS OF THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                              SMALL CAP STOCK fund

OBJECTIVE This Fund (formerly known as Emerging Growth) seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities, including FOREIGN INVESTMENTS, of companies with market capitalizations of less than $1.4 billion. The Fund may also invest in REPURCHASE AGREEMENTS and utilize STRATEGIC TRANSACTIONS (derivatives) such as futures and options on futures.

In selecting investments for the Fund, WM Advisors looks for small cap companies that it expects to achieve growth in earnings and revenues, or that it believes are currently undervalued relative to their true worth.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.

YEARLY performance (Class I Shares)*
[Bar Graph]

Calendar Year
                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                             16.36%
1998                                                                              5.24
1999                                                                             71.61



During the periods shown above, the highest quarterly return was 54.03% (for the quarter ended 12/31/99), and the lowest was -10.63% (for the quarter ended 3/31/99).



PERFORMANCE TABLE*



Average Annual Total Returns                                    Past         Since Class I
(for periods ended December 31, 1999)                         One Year    Inception (7/25/96)
CLASS A SHARES*                                                71.61%           25.95%
STANDARD & POOR'S 500 COMPOSITE INDEX**                        21.04%           29.57%
RUSSELL 2000 INDEX***                                          21.26%           16.23%



  * There were no Class I shares outstanding from April 13, 1999 to the date of this prospectus. Yearly performance for 1999 and Average Annual Returns are presented for Class A shares which have higher expenses and, therefore, lower performance.


 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.


*** This index represents the smallest 2000 companies followed by Russell and is used to measure the small-cap market.

--------------------------------------------------------------------------------
                           INTERNATIONAL GROWTH fund

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also utilize STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS and REPURCHASE AGREEMENTS.

In selecting investments for the Fund, Capital Guardian Trust Company seeks to identify foreign stocks that it believes have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong owner management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies and markets.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Currency Risk,         - Management Risk, and
- Foreign Investment     - Smaller Company Risk.
  Risk,
- Leveraging Risk,

YEARLY performance (Class I Shares)
[International Growth Fund Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                             15.45
1998                                                                             25.44
1999                                                                             50.84

                                 Calendar Year


During the periods shown above, the highest quarterly return was 29.31% (for the quarter ended 12/31/99), and the lowest was 1.86% (for the quarter ended 3/31/99).


PERFORMANCE TABLE


Average Annual Total Returns                                    Past         Since Class I
(for periods ended December 31, 1999)                         One Year    Inception (7/25/96)
CLASS I SHARES                                                 50.84%           16.05%
MORGAN STANLEY CAPITAL
INTERNATIONAL EAFE INDEX*                                      26.96%           15.16%


* This index includes stock markets of Europe, Australia and the Far East weighted by capitalization and represents the equity markets of 18 countries.

                           SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors can affect that value, and it is possible that you may lose money on investments in the Funds. Factors that may affect a particular Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Funds can change over time. Investments mentioned in this summary and described in greater detail under "Common Investment Practices" appear in BOLD TYPE. That section also includes more information about the Funds, their investments and the related risks.


+ MARKET RISK. Each of the Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.

   One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Fund is likely to be worth less because its income-producing equity or debt investments are likely to be worth less.

   Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.


   Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be compounded for Funds such as the Income and U.S. Government Securities Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Income and Short Term Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON, PRINCIPAL-ONLY and INTEREST-ONLY SECURITIES.


   The Equity Funds, by investing in equity securities, such as common stock and preferred stock, and convertible securities, are exposed to a separate set of market risks. Those risks include the risks of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.


+ CREDIT RISK. Each of the Funds may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to any of a Fund's portfolio transactions (including without limitation REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Income, High Yield, Bond & Stock, Growth & Income, Growth, Mid Cap Stock and Small Cap Stock Funds that may invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Short Term Income, Income, High Yield, Bond & Stock, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. The Money Market Fund may also make U.S. Dollar denominated FOREIGN INVESTMENTS.


+ CURRENCY RISK.  Funds such as the Short Term Income, Income, High Yield, Bond
  & Stock, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds that invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

+ FOREIGN INVESTMENT RISK. Each of the Funds with FOREIGN INVESTMENTS such as the Short Term Income Bond, Income, High Yield, Bond & Stock, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The Money Market Fund and Growth Fund of the Northwest may also make U.S. dollar denominated FOREIGN INVESTMENTS.



+ GEOGRAPHIC CONCENTRATION RISK. The Growth Fund of the Northwest invests significant portions of its assets in concentrated geographic areas like the northwestern United States generally have more exposure to regional economic risks than Funds making investments more broadly.



+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The Income, Short Term Income Bond, U.S. Government Securities, Growth, Mid Cap Stock International Growth and Small Cap Stock Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The Fixed-Income Funds, and the Growth & Income Fund may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Funds such as the U.S. Government Securities, Short Term Income, Small Cap Stock, Mid Cap Stock, Growth and International Growth Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests.



+ DERIVATIVES RISK. Each of the Funds, except the Money Funds, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.


+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or that invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.

+ MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors or the sub-advisor, if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or the WM Advisors or sub-advisor may choose not to use them under market conditions when their use would have been beneficial to the Funds.

+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively SMALL MARKET
  CAPITALIZATIONS. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds, and the Small Cap Stock Fund in particular, generally have the greatest exposure to this risk.

+ MONEY MARKET RISK. While the Money Funds are designed to be relatively low risk investments, they are not entirely free of risk. The Money Funds may not be able to maintain a net asset value of $1.00 per share, as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, the Money Funds are still subject to the risk that the value of your investment may be eroded over time by inflation.

                            PRINCIPAL RISKS by fund

The following chart summarizes the Principal Risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                                    Foreign     Geographic                     Non-
                        Market  Credit  Currency   Investment  Concentration  Leveraging  Diversification  Derivatives  Liquidity
           Fund          Risk    Risk     Risk        Risk         Risk          Risk          Risk           Risk        Risk
    MONEY
    MARKET                X       X                    X                                                                    X
    fund
    SHORT TERM
    INCOME                X       X         X          X                          X                             X           X
    fund
    U.S. GOVERNMENT
    SECURITIES            X       X                                               X                             X           X
    fund
    INCOME
    fund                  X       X         X          X                          X                             X           X
    HIGH YIELD
    fund                  X       X         X          X                          X                             X           X
    BOND &
    STOCK                 X       X         X          X                                                        X           X
    fund
    GROWTH &
    INCOME                X       X         X          X                          X                             X           X
    fund
    GROWTH FUND OF
    THE NORTHWEST
    fund                  X       X                    X             X                                          X           X
    GROWTH
    fund                  X       X         X          X                          X                             X           X
    MID CAP STOCK
    fund                  X       X         X          X                          X                             X           X
    SMALL CAP
    STOCK                 X       X         X          X                          X                             X           X
    fund
    INTERNATIONAL
    GROWTH                X       X         X          X                          X                             X           X
    fund

                 Smaller        Money
     Management  Company  Tax   Market
        Risk      Risk    Risk   Risk
         X                        X
         X
         X
         X
         X
         X          X
         X          X
         X          X
         X          X
         X          X
         X          X
         X          X

--------------------------------------------------------------------------------

                         FEES AND EXPENSES OF THE FUNDS


This table describes the fees and expenses that you may pay if you invest in Class I shares of a Fund. Each of the Funds offers other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The Examples on the next two pages are intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The Examples assume that your investment has a 5% return each year, required for illustration purposes by the Securities and Exchange Commission, and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the Examples.


--------------------------------------------------------------------------------------------------------------------
                                           SHAREHOLDER FEES                                       CLASS I
                              (fees paid directly from your investment)                         SHARES(in %)
         ----------------------------------------------------------------------------------------------------
         Maximum sales charge (load) imposed on purchases (as a percentage of offering price)       0.00
         ----------------------------------------------------------------------------------------------------
         Maximum sales charge imposed on reinvested dividends                                       0.00
         ----------------------------------------------------------------------------------------------------
         Maximum deferred sales charge ("load") (as a percentage of original purchase price
         or redemption proceeds, as applicable)(1)                                                  0.00
         ----------------------------------------------------------------------------------------------------
         Exchange Fee                                                                               0.00
         ----------------------------------------------------------------------------------------------------
         (1) A $10 fee may be charged for redemptions made by wire transfer.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

                                                                         ANNUAL FUND
                                                                     OPERATING EXPENSES
                                                                 (Expenses that are deducted
         CLASS I SHARES                                               from Fund assets)
         -----------------------------------------------------------------------------------------------------
                                                                           Total
                                                                        Annual Fund
                                               Management     Other      Operating       Expense        Net
                                                  Fee       Expenses     Expenses     Reimbursement   Expenses
         -----------------------------------------------------------------------------------------------------
         Money Market Fund                        0.45%       0.18%        0.63%            NA          0.63%
         -----------------------------------------------------------------------------------------------------
         Short Term Income Fund                   0.50%       0.21%        0.71%          0.16%         0.55%
         -----------------------------------------------------------------------------------------------------
         U.S. Government Securities Fund(2)       0.50%       0.18%        0.68%          0.08%         0.60%
         -----------------------------------------------------------------------------------------------------
         Income Fund(2)                           0.50%       0.22%        0.72%          0.06%         0.66%
         -----------------------------------------------------------------------------------------------------
         High Yield Fund                          0.63%       0.22%        0.85%            NA          0.85%
         -----------------------------------------------------------------------------------------------------
         Growth & Income Fund                     0.55%       0.12%        0.67%            NA          0.67%
         -----------------------------------------------------------------------------------------------------
         Growth Fund of the Northwest             0.63%       0.18%        0.81%            NA          0.81%
         -----------------------------------------------------------------------------------------------------
         Growth Fund(1,2)                         0.85%       0.21%        1.06%          0.16%         0.90%
         -----------------------------------------------------------------------------------------------------
         Mid Cap Stock Fund                       0.75%       0.79%        1.54%            NA          1.54%
         -----------------------------------------------------------------------------------------------------
         Small Cap Stock Fund(2)                  0.85%       0.69%        1.79%            NA          1.79%
         -----------------------------------------------------------------------------------------------------
         International Growth Fund                1.00%       0.29%        1.29%            NA          1.29%
         -----------------------------------------------------------------------------------------------------

     -----------------------------------------
     EXAMPLES: You would pay
     the following expenses on a
     $10,000 investment assuming a
     5% annual return and
     redemption at the end of each
     period:
     -----------------------------------------

     One     Three    Five      Ten
     Year    Years    Years    Years
     -------------------------------
     $64     $202     $354     $ 786
     ---------------------------------------------------------------------------
      73      227      398       883
     ---------------------------------------------------------------------------
      69      218      382       847
     ---------------------------------------------------------------------------
      74      230      404       894
     ---------------------------------------------------------------------------
      87      271      475      1049
     ---------------------------------------------------------------------------
      68      214      376       835
     ---------------------------------------------------------------------------
      83      259      453      1002
     ---------------------------------------------------------------------------
     108      337      589      1294
     ---------------------------------------------------------------------------
     157      486      845      1834
     ---------------------------------------------------------------------------
     182      563      975      2105
     ---------------------------------------------------------------------------
     131      409      712      1556
     ---------------------------------------------------------------------------



    (1) Reflects the Advisor's obligation to limit Total Annual Fund Operating Expenses through October 31, 2000, as described on page 40.

    (2) Management Fees shown have been restated to reflect current contractual rates.
--------------------------------------------------------------------------------

                            DESCRIPTION OF THE FUNDS

This section provides a more complete description of the investment strategies and risks of each Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Funds that may engage in such practices to a significant extent. You can find additional descriptions of the Funds' strategies and risks in the Statement of Additional Information ("SAI"). Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

MONEY FUNDS

The Money Funds invest only in U.S. dollar-denominated short-term, money market securities. They will only purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") or securities that are, or have issuers that are,

- rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities,

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by a Money Fund (except U.S. Government Securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and each Money Fund's average portfolio maturity will not exceed 90 days. The Money Funds will attempt to maintain a stable net asset value ("NAV") of $1.00, but there can be no assurance that any Money Fund will be able to do so.

MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests solely in money market instruments that are selected from the following six general categories:

- U.S. Government Securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate obligations rated in one of the two highest rating categories by Moody's or S&P; and


- repurchase agreements.


FIXED-INCOME FUNDS


SHORT TERM INCOME FUND. The Short Term Income Fund invests primarily in short-term bonds and other debt securities. Under normal market conditions the Fund maintains a portfolio duration of three years or less and a weighted average maturity of five years or less. The Fund may, however, hold individual securities with remaining maturities of more than three years. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of future cash flows, including coupon payments and principal repayments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.


The Fund will invest substantially all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by the Advisor ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase. Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities, corporate debt obligations or mortgage-related securities rated in one of the two highest categories by an NRSRO or determined by the Advisor to be of comparable quality.

The Fund may invest in obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may also invest in high-quality, short-term obligations (with maturities of 12 months or less). The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.


U.S. GOVERNMENT SECURITIES FUND. To accomplish its objective, the U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in U.S. Government securities, including mortgage-backed securities; and collateralized mortgage obligations and repurchase agreements which are secured by U.S. Government Securities. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.


INCOME FUND.  The Income Fund invests most of its assets in:

- debt and convertible debt securities;

- U.S. Government Securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P or Moody's; and

- deposits in U.S. banks.


The Fund may also invest in securities denominated in foreign currencies and likewise receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund, and may purchase and sell currencies on a spot (i.e., cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may also borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 65% of its assets in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Baa by Moody's or of equivalent quality as determined by the Advisor. The remainder of the Fund's assets may be invested in any other securities the Advisor believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.


EQUITY FUNDS


BOND & STOCK FUND. The Fund invests in a combination of equity and fixed income securities. Under normal market conditions at least 25% of the Bond & Stock Fund's assets will be invested in fixed-income securities, including preferred stocks and that portion of the value of convertible securities which is not attributable to a conversion feature. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government Securities and asset-backed securities, and may also invest up to 35% of its assets, in below investment grade bonds (sometimes called junk bonds). The Fund may purchase or sell U.S. Government Securities or collateralized mortgage obligations on "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in real estate investment trusts, known as "REITs." The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total assets minus total liabilities (except for the obligations created by these commitments). The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar denominated securities of foreign issuers.

GROWTH FUND OF THE NORTHWEST. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the common stocks of companies whose principal executive offices are located in the Northwest states of Alaska, Idaho, Montana, Oregon and Washington.

The Fund is permitted to invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs, and may write (sell) covered call options.

Because the Fund concentrates its investments in companies located or doing business in the Northwest, the Fund is not intended as a complete investment program, and could be adversely impacted by economic trends within the five-state area.

GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 20% of its assets in non-investment-grade debt securities.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 65% of its assets) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P Mid-Cap 400 Index.

The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.



The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total assets minus total liabilities (except for the obligations created by these commitments). The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar denominated securities of foreign issuers.



SMALL CAP STOCK FUND. The Small Cap Stock Fund invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities in developing or emerging countries. The Fund may invest up to 35% of its assets in non-investment-grade debt securities ("junk bonds") if the Advisor believes that doing so will be consistent with the goal of capital appreciation.


INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that the Fund's sub-advisor believes present attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging markets countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, the Fund may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.


The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.


COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds may invest, and strategies which the Advisor or the respective sub-advisor may employ in pursuit of that Fund's investment objective and a summary of risks and restrictions associated with these securities and investment practices. For more information, see the SAI.


BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Short Term Income, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds, such borrowings may not exceed 30% of total assets. The Money Market, U.S. Government Securities, Income, High Yield, Bond & Stock, and Growth & Income Funds and Growth Fund of the Northwest may borrow up to 5% of total assets for emergency purposes. In addition, the Money Market Fund may borrow up to 33 1/3% of total assets to meet redemption requests. The Short Term Income Fund is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions (described below) in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to such borrowings and transactions). If a Fund makes additional investments while borrowings are outstanding, this will have the effect of leveraging the Fund. The Short Term Income, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds may not purchase additional securities when borrowings, including, for each such Fund other than the Short Term Income Fund, reverse repurchase agreements, exceed 5% of total assets. Leveraging will magnify declines as well as increases in the NAV of a Fund's shares and in the yield on a Fund's investments. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Funds.


The Income, Short Term Income and U.S. Government Securities Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date, which, under the Investment Company Act of 1940, as amended (the "1940 Act") may be considered borrowings from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested in bonds, the Fund will be subject to market risk on these bonds as well as similar risk with respect to the securities the Fund is required to repurchase. See "Fixed-Income Obligations" below.


Each of the Short Term Income, Growth, International Growth Mid Cap Stock and Small Cap Stock Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is decline in the securities sold (and required to be repurchased).


FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yield of the Fund will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by a Fund may be subject to the risk of default. Fixed-Income securities, including Municipal Obligations, rated in the lower end of the investment-grade category (Baa or BBB) may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The Fixed-Income Funds and the Growth & Income Fund may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein.


The Money Funds may purchase floating rate and variable rate obligations, including participation interests therein.

The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations.


Each Fund may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Equity Funds and Fixed-Income Funds (with the exception of the U.S. Government Securities, Bond & Stock, and Growth & Income Funds and Growth Fund of the Northwest) may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.


These Funds may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Advisor or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Advisor or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.


Each of the Funds other than the Money Funds (the "Non-Money Funds") (with the exception of the U.S. Government Securities Bond & Stock and Growth & Income Funds and Growth Fund of the Northwest Fund) may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


FOREIGN INVESTMENTS. The Money Market, Bond & Stock and Growth & Income Funds and Growth Fund of the Northwest Fund may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The High Yield, Income, Short Term Income, Small Cap Stock, Mid Cap Stock Growth and International Growth Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:


- fluctuations in currency exchange rates,

- devaluation of currencies,

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions,

- reduced availability of public information concerning issuers, and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Equity Funds, the Short Term Income Fund, the Income Fund and the High Yield Fund may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


GEOGRAPHIC CONCENTRATION. Potential investors in the Growth Fund of the Northwest Fund and Money Market Fund should consider the possibly greater risk arising from the geographic concentration of their investments.



HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Advisor or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the Short Term Income, Small Cap Stock, Mid Cap Stock, Growth and International Growth Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with the Advisor or the Fund's sub-advisor, if any. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus, provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 15% of the net assets of each Non-Money Fund, and up to 10% of the net assets of each Money Fund, may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven calendar days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and


- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).


Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Trusts' Board of Trustees.


Each of the Funds may purchase RESTRICTED SECURITIES, provided such securities are, in the case of the Money Market, Income, U.S. Government Securities, and Growth & Income Funds and Growth Fund of the Northwest, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended. Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could have the effect of increasing the level of illiquidity of the portfolio securities of a Fund. While such conditions are in effect, it could be more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.



LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Short Term Income, Small Cap Stock, Growth and International Growth Funds each may lend portfolio securities up to 20% of total assets. The Money Market, U.S. Government Securities, Income, High Yield, Mid Cap Stock and Growth & Income Funds and Growth Fund of the Northwest may lend portfolio securities up to 33% of total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.



LOWER-RATED SECURITIES. The Income, Bond & Stock, Small Cap Stock, and Mid Cap Stock, Growth & Income Funds may each invest up to 35% of their total assets and Growth Funds may invest up to 20% of its total assets, in non-investment grade debt securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in such securities and will generally invest at least 65% of its assets in such securities.



Non-investment grade securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for the Fund to value or to sell certain of these securities under certain market conditions. Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Short Term Income, Income, Bond & Stock, Growth & Income, High Yield, U.S. Government Securities, Small Cap Stock, Mid Cap Stock and International Growth Funds may invest in GOVERNMENT

MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.



To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-backed securities, will generally fluctuate in response to market interest rates.



The U.S. Government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.



Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only accounts or "PO strips") or interest distributions (interest-only securities "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.



In addition, the Short Term Income, Income, Bond & Stock and Mid Cap Stock and Growth & Income Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.



The Money Market, Short Term Income, Income, Bond & Stock, Mid Cap Stock, Small Cap Stock and High Yield Funds may purchase ASSET-BACKED SECURITIES. These Funds will not invest more than 10% of their total assets in asset-backed securities, except that the Short Term Income Fund may invest up to 25% of its total assets in such securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.


MUNICIPAL OBLIGATIONS, LEASES AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.


The Money Market may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event foreclosure of that property might prove difficult.

"AMT-Subject Bonds" are Municipal Obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Dividends, Capital Gains and Taxes" for a discussion of the tax consequences of investing in AMT-Subject Bonds.


Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.



REAL ESTATE INVESTMENT TRUSTS. The Income, High Yield Bond & Stock, Growth & Income and Mid Cap Stock and Growth Fund of the Northwest may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.


REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro-rata basis.


STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each of the Funds except the Money Funds may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Fund may purchase and sell, to the extent not otherwise limited or restricted for such Fund, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "Strategic Transactions."

Strategic Transactions may be used:

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations,

- to protect the Fund's unrealized gains in the value of its portfolio securities,

- to facilitate the sale of such securities for investment purposes,

- to manage the effective maturity or duration of the Fund's portfolio, or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any Strategic Transaction is a function of numerous variables including market conditions.

The use of Strategic Transactions involves special considerations and risks; for example,

- the ability of the Fund to utilize Strategic Transactions successfully will depend on the ability of the Advisor or the sub-advisor to predict pertinent market movements,

- the risk that the other party to a Strategic Transaction will fail to meet its obligations to the Fund,


- the risk that the Fund will be unable to close out a Strategic Transaction at a time when it would otherwise do so, due to the illiquidity of the Strategic Transaction, and


- the risk of imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions.

Strategic Transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related positions.


U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC bonds).



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds (with the exception of the Money Funds) may purchase or sell securities on a when-issued or a delayed-delivery basis. The Funds will enter into a when-issued transactions only for the purpose of acquiring portfolio securities. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.



PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs, and may increase taxable capital gains. Historical portfolio turnover rates for each Fund are shown under "Financial Highlights" in this Prospectus. The Advisor and the sub-advisors will not consider a Funds portfolio turnover rate a limiting factor in making investment decisions consistent with the Funds' investment objectives and policies.

                          WAYS TO SET UP YOUR ACCOUNT

+ Individual or Joint Account
  Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

  1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

  2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.

+ Retirement
  Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.


   - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") If you are of legal age and under 70 1/2 years old, you and your spouse may each invest up to $2,000 of earned income in a Traditional IRA. Depending upon your income level and other factors, all or some of your contribution may be tax deductible. Contributions for the prior year must be received by April 15 of the current year. For further information, read IRS publication 590 or consult your tax or investment advisor.



   - ROTH IRAS allow persons of legal age with AGI not exceeding $110,000 (or $160,000 if married and filing jointly) to protect up to $2,000 on a non-deductible basis (subject to certain limitations for single persons with AGI equal to or greater than $95,000 and married persons who file jointly with AGI equal to or greater than $150,000) per tax year from certain tax effects. Contributions for the prior year must be received by April 15 of the current year. For further information, read IRS publication 590 or consult your tax or investment advisor.


   - ROLLOVER IRAS allow persons to retain special tax advantages for certain transfers from employer-sponsored retirement plans (often occurring when a person changes employers).

   - SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAS") provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

+ Gifts or Transfers to a Minor Child
  ("UGMA" or "UTMA")

  These gifts or transfers provide a way to give money to a child and obtain certain tax benefits. A parent or grandparent can give up to $10,000 a year to each child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Each account may only have one custodian and one minor.


+ Trust
  Trusts can be used for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.

+ Corporation or Other Organization
  Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.

                         HOW CAN I INVEST IN THE FUNDS?


                                            TO OPEN AN ACCOUNT:                         TO ADD TO AN ACCOUNT:
                                            (MINIMUM $1,000*)                           (MINIMUM $50**)
----------------------------------------------------------------------------------------------------------------------------------
+ By Phone -- 800-222-5852                  Exchange from another Fund account with     Exchange from another Fund account with
                                            the same registration, including name,      the same registration, including name,
                                            address, and taxpayer ID number (social     address, and taxpayer ID number. If you
                                            security number for an individual).         have previously established bank
                                                                                        information for electronic funds transfer,
                                            Call WM Shareholder Services at             you may purchase additional shares by
                                            800-222-5852. (5:00 a.m. to 6:00 p.m.,      phone.
                                            Pacific Time/8:00 a.m. to 9:00 p.m.,
                                            Eastern Time, Monday through Friday and     Call WM Shareholder Services at
                                            6:00 a.m. to 3:00 p.m., Pacific Time/9:00   800-222-5852
                                            a.m. to 6:00 p.m., Eastern Time, on
                                            Saturdays)
----------------------------------------------------------------------------------------------------------------------------------
+ By Mail                                   Complete and sign the application. Make     Make your check payable to the WM Group of
                                            your check or negotiable bank draft         Funds. Any check (not payable to WM Group
                                            payable to the WM Group of Funds. Any       of Funds) may be rejected. Indicate your
                                            check (not payable to WM Group of Funds)    account number on your check. Include the
                                            may be rejected.                            "next investment" stub from your previous
                                                                                        account statement. Mail the check and stub
                                            Mail the completed application form and     to the address printed on your account
                                            check to:                                   statement.
                                            THE WM GROUP OF FUNDS                       Exchange by mail: call 800-222-5852 for
                                            P.O. BOX 9757                               instructions
                                            PROVIDENCE, RI 02940-9757
----------------------------------------------------------------------------------------------------------------------------------
+ By Wire                                   1) Telephone WM Shareholder Services for    Instruct your bank/financial institution
                                            an application form and instructions.       to wire Federal Funds as described at left
                                            2) Instruct your bank to wire Federal       under paragraph 2.
                                            Funds exactly as follows:
                                            BOSTON SAFE ANDDEPOSIT TRUST
                                            BOSTON, MA
                                            ABA# 011-001234
                                            FOR CREDIT TO:
                                            THE WM GROUP OFFUNDS
                                            ACCOUNT #167053
                                            (FUND NAME AND CLASS OF SHARES)
                                            (CUSTOMER'S NAME)
                                            (CUSTOMER'S SOCIAL SECURITY NUMBER)
                                            3) Mail the completed application form to:
                                            THE WM GROUP OFFUNDS
                                            P.O. BOX 9757
                                            PROVIDENCE, RI 02940-9757

                                            TO OPEN AN ACCOUNT:                         TO ADD TO AN ACCOUNT:
                                            (MINIMUM $50 FOR AUTOMATIC                  (MINIMUM $50 PER FUND)
                                            INVESTMENT PLANS)
----------------------------------------------------------------------------------------------------------------------------------
+ Automatic Investment Plan                 1) Obtain and complete an application       Pre-authorized periodic (weekly, bi-
                                            form.                                       monthly, or monthly) investments will be
(Minimum New Account amount $50)                                                        processed automatically.
                                            2) Attach a voided check or deposit slip
                                            from the bank account you would like the
                                            investments transferred from and indicate
                                            either the day of the week or day(s) of
                                            the month when the purchase would occur.
                                            3) Mail the application to the address
                                            listed above.
----------------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Class I shares are not available for purchase directly by investors. They are sold at the net asset value next determined after receipt of a properly completed purchase order, and are not subject to a contingent defined sales charge.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES OF ANY CLASS AT ANY TIME. Each Fund also reserves the right to reject any specific purchase order, including purchases by exchange.

DISTRIBUTION OF INCOME AND CAPITAL GAINS


The Funds distribute dividends from net investment income (which is essentially interest and dividends from securities held), minus expenses. They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of the Money and Fixed-Income Funds will normally be declared daily and paid monthly. Dividends from the net investment income of the Bond & Stock and Growth & Income Funds will normally be declared and paid quarterly. Dividends from the net investment income of the Growth Fund and will normally be declared and paid semiannually. Dividends from the net investment income of the Growth Fund of the Northwest, Small Cap Stock and International Growth Funds will normally be declared and paid annually. Except as otherwise specified, the Funds distribute capital gains, if any, at least annually, normally in December.


You have three choices regarding what you do with dividends and capital gain distributions. You can make your choice at the time of your initial purchase or by contacting the Funds' offices or your investment representative. The options include:

AUTOMATIC REINVESTMENT. This procedure is automatically effective unless you choose another option. All dividends and capital gain distributions are reinvested into additional shares of the Fund.

REINVEST DIVIDENDS IN ANOTHER FUND. Income dividends may be automatically invested in the same class of shares of another Fund, provided that Fund is available for sale in your state of residence.

CASH PAYMENT OF ALL DISTRIBUTIONS. All dividends and capital gain distributions are deposited to your pre-authorized bank account or paid by check.

Reinvestments of income dividends and capital gain distributions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets.

If you've chosen to receive dividends or capital gain distributions in cash and your check is returned as undeliverable, the Funds reserve the right (but are not obligated) to reinvest your check at the then-current NAV and to automatically reinvest subsequent dividends and capital gain distributions in your account. The Funds may also automatically reinvest dividends or distributions of $10 or less.

HOW CAN I SELL MY SHARES?

YOU MAY REDEEM SHARES AT ANY TIME. The price paid per share will be the NAV next calculated after receipt of a properly completed redemption request.

TELEPHONE. You may authorize telephone transactions on your Fund account application. Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 800-222-5852. Telephone transaction privileges may be restricted and generally will not be allowed for amount totalling more than $50,000 in a given day. You may also request these transactions through your investment representative. Proceeds may be directed to a pre-authorized bank or broker account or to the address of record for the account.

It may be difficult to reach the Trusts' offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. The Funds' transfer agent is committed to extending its hours to 5:00 a.m. to 6:00 p.m. Pacific time during such periods.

For your protection, all telephone instructions are verified by requesting personal shareholder information, providing written confirmations of each telephone transaction, and recording telephone instructions. WM Shareholder Services, Inc. ("Shareholder Services" or the "Transfer Agent") may require a Letter of Authorization, other documents, or authorization from your broker to initiate telephone redemptions of $50,000 or more that are not directed to your pre-authorized bank or broker account. If these or other reasonable procedures are used, neither the Transfer Agent nor the

Funds will be liable for following telephone instructions which they reasonably believe to be genuine. Shareholders assume the risk of any losses in such cases. However, the Transfer Agent or the Trusts may be liable for any losses because of unauthorized or fraudulent telephone instructions if they fail to follow reasonable procedures.


WRITTEN REQUEST. Redemptions also may be requested by writing the Trusts' offices. Written requests including requests for redemptions exceeding $50,000, may require a signature guarantee, as described below, and the return of any outstanding share certificates. Changes in pre-authorized redemption instructions or your account registration may also require signature guarantees of all registered owners. For your protection, the signature(s) must be guaranteed by an eligible guarantor institutions which includes banks, credit unions, broker dealers, national securities exchanges, savings institutions as well as medallion signature guarantee.



PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless you recently purchased Fund shares by check or Automated Clearing House transfer. In that case, redemption proceeds may be delayed for up to 15 days after the purchase transaction, until the Transfer Agent verifies collection of funds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for seven days, as permitted by federal securities laws. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank may also charge a fee.



SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals of at least $50 on a periodic basis. A $5,000 minimum balance in the applicable Fund is required to establish a systematic withdrawal plan (the minimum balance requirement is waived for IRA accounts). Shares of the Fund will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income and capital gains will eventually exhaust the account. The beginning balance is the account balance at the time the plan is established.



OTHER CONSIDERATIONS. It is costly to maintain small accounts. Accordingly, an account may be closed after 60 days' written notice if the total account value falls below a minimum (currently $1,000 or, in the case of an IRA account, $1,000) when any transfer or redemption is made. Shares will be redeemed at the next calculated NAV, less any applicable CDSC, on the day the account is closed. To prevent an account closure, investors may purchase shares to bring their account balance above the minimum or initiate an automatic investment plan during the 60-day grace period.


HOW CAN I EXCHANGE MY SHARES?

You may exchange shares of any of the Funds for shares of the same class of any other of the Funds. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund from which the shares were initially purchased. Shares exchanged from a Money Fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a Fund that imposes an initial or contingent deferred sales charge.

All exchanges are subject to the minimum investment requirements of the Fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Funds reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and, consequently, may be disallowed.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund will distribute substantially all of its net investment income and net realized capital gain on a current basis.

You are responsible for federal income tax (and state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.

Generally, dividends paid by the Funds from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 20% tax rate), regardless of how long you have held your shares.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.

Because of tax law requirements, you must provide the Trusts an accurate and certified taxpayer identification number (for individuals, a Social Security number) to avoid the 31% "back-up" withholding tax.

Early in each calendar year each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH
FUND. The International Growth Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS.

                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these instruments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.

ADVISOR AND SUB-ADVISORS


The Funds are managed by WM Advisors, Inc., which is referred to as the Advisor in this Prospectus. The Advisor's address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth, International Growth and Tax-Exempt Bond Funds to sub-advisors. Each Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information, see the SAI.


The Advisor has been in the business of investment management since 1944. Its responsibilities include formulating each Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Funds. In connection with its service as investment advisor to each Fund, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Funds and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Fund and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's assets. The Advisor is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:


JANUS, 100 Fillmore Street, Denver, Colorado 80206, acts as sub-advisor to the Growth Fund. Janus is an indirectly majority owned subsidiary of Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of December 31, 1999, Janus' assets under management were in excess of $248 billion.


INDIVIDUAL FUND MANAGERS


Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the High Yield and Income Funds. He has managed these Funds since March 1998 and 1992, respectively, and has been employed by the Advisor since 1992. Craig V. Sosey, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by the Advisor since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years. Randall L. Yoakum, CFA, First Vice President and Chief Investment Officer of the Advisor and Stephen Spencer, CFA, Vice President and Portfolio Manager are primarily responsible for the day-to-day management of the Growth & Income and Mid Cap Stock Funds. Mr. Yoakum has been Portfolio Manager of the Growth & Income Fund since February 1999 and co-manager of the Mid Cap Stock Fund Mr. Yoakum also leads a team of investment professionals in managing each of the Portfolios and has done so since January 2000 since March 2000. Prior to assuming these duties, Mr. Yoakum was Chief Investment Officer for D.A. Davison & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Mr. Spencer has been employed by the Advisor since September 1999 and has been co-manager of the Growth & Income Fund since January 2000 and of the Mid Cap Stock Fund since March 2000. Prior to that, Mr. Spencer was Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985. Jeffrey D. Huffman, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had primary responsibility for the day-to-day management of the Bond & Stock Fund since 1995. Prior to 1995, Mr. Huffman was Vice President of Trust Investments for First Interstate Bank since 1994 and a Portfolio Manager at Safeco since 1992. David W. Simpson, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had primary responsibility for the day-to-day management of the Growth Fund of the Northwest since 1993. Mr. Simpson has been employed by the Advisor since 1993. Linda C. Walk, CFA, who is Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the Small Cap Stock Fund since January 2000. She shared that responsibility with Mr. Simpson from March 1998 to January 2000. Prior to 1997, Ms. Walk was a Portfolio Manager at Laird Norton Trust Company since 1996, a Valuation Consultant for Ernst & Young LLP since 1994, and a Valuation Consultant for Management Advising Services since 1990. Audrey S. Quaye, CPA, CFA, Vice President and Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the Money Market Fund. She has managed the Fund since 1996 and has been employed by the Advisor since 1996. Prior to 1996, Ms. Quaye worked at the Benham Group as a municipal credit analyst and the California Health Facilities Financing Authority as a program officer.


Management of the SAM Portfolios is shared by a dedicated investment management team headed by Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of the Advisor, and Randall L. Yoakum, CFA, First Vice President and Chairman of the Investment Committee of the Advisor, both of whose prior experience is discussed above.


Warran B. Lammert has had primary responsibility for the day-to-day management of the Growth Fund since its inception. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987, and his duties at Janus include the management of separate equity accounts.


MANAGEMENT FEES

During their most recent fiscal years, each of the Funds paid management fees to the Advisor at the following rates:


                                          Fees Paid as a Percentage
FUNDS                                           of Net Assets
-------------------------------------------------------------------
Money Market Fund.......................  0.45          %
Short Term Income Fund..................  0.50          %
U.S. Government Securities Fund.........  0.51          %
Income Fund.............................  0.52          %
High Yield Fund.........................  0.63          %
Bond & Stock Fund.......................  0.59          %
Growth & Income Fund....................  0.53          %
Growth Fund of the Northwest............  0.62          %
Growth Fund.............................  0.87          %
Small Cap Stock Fund....................  0.89          %
International Growth Fund...............  0.99          %

The Advisor has undertaken to waive its management fees and reimburse expenses to the extent necessary to limit the total Fund operating expenses for Class A shares of the following funds to the indicated annual rates through October 31, 2000.


                                                    Total Fund
FUNDS                                           Operating Expenses
------------------------------------------------------------------
Money Market Fund.............................        0.73%
Short Term Income Fund........................        1.00%
U.S. Government Securities Fund...............        0.96%
Income Fund...................................        1.04%
Growth & Income Fund..........................        1.00%
Growth Fund...................................        1.30%


The waivers are expected to impact Class I indirectly, as any management fees waived for a Fund's Class A shares will also be waived for the Fund's Class I shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below with respect to each of the Funds within WM Trust II (Short Term Income, Growth, International Growth and Small Cap Stock Funds) for periods prior to October 31, 1998 has been audited by PricewaterhouseCoopers LLP. The information provided below for the period ended October 31, 1998 has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period, along with the Funds' financial statements, are included in the Annual Reports to Shareholders for such periods, which are available upon request.

  MONEY MARKET FUND    CLASS I SHARES(9)

                                                                                      FISCAL PERIOD
                                                                 YEAR ENDED         MARCH 23, 1998 -
                                                              OCTOBER 31, 1999    OCTOBER 31, 1998(11)
                                                              -----------------   ---------------------
Net Asset Value, Beginning of Period........................        $1.00                 $1.00
                                                                   ------                ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income/(Loss).............................        0.046                 0.031
  Net Realized & Unrealized Gain/(Loss) on Investments......            -                     -
                                                                   ------                ------
    Total from Investment Operations........................        0.046                 0.031
                                                                   ------                ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................       (0.046)               (0.031)
  Distributions in Excess of Net Investment Income..........            -                     -
  Distributions from Net Realized Gains.....................            -                     -
  Distributions in Excess of Net Realized Gains.............            -                     -
  Distributions from Capital................................            -                     -
                                                                   ------                ------
    Total Distributions.....................................       (0.046)               (0.031)
                                                                   ------                ------
Net Asset Value, End of Period..............................        $1.00                 $1.00
                                                                   ======                ======
Total Return(4).............................................        4.66%                 3.17%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................     $102,760              $108,720
  Ratio of Operating Expenses to Average Net Assets(10).....        0.62%                 0.54%(2)
  Ratio of Net Investment Income to Average Net Assets......        4.53%                 5.06%(2)
  Portfolio Turnover Rate...................................            -                     -
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................        0.63%                 0.55%(2)

Footnotes appear on page 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  SHORT TERM INCOME FUND    CLASS I SHARES


                                                                                 FISCAL PERIOD
                                                                 YEAR ENDED          ENDED       YEAR ENDED    YEAR ENDED
                                                                OCTOBER 31,       OCTOBER 31,     JUNE 30,      JUNE 30,
                                                                    1999            1998(3)       1998(1)        1997+
                                                              ------------------------------------------------------------
Net Asset Value, Beginning of Period........................        $2.35             $2.32         $2.32         $2.32
                                                                  -------           -------       -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................         0.13(6)           0.04          0.14          0.14
  Net Realized & Unrealized Gain/(Loss) on Investments......        (0.06)             0.03          0.00(6)       0.00(6)
                                                                  -------           -------       -------       -------
    Total From Investment Operations........................         0.07              0.07          0.14         $0.14
                                                                  -------           -------       -------       -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................        (0.13)            (0.04)        (0.14)        (0.14)
  Distributions in Excess of Net Investment Income..........            -                 -             -             -
  Distributions from Net Realized Gains.....................            -                 -             -             -
  Distributions in Excess of Net Realized Gains.............            -                 -             -             -
  Distributions from Capital................................            -                 -         (0.00)(6)         -
                                                                  -------           -------       -------       -------
    Total Distributions.....................................        (0.13)            (0.04)        (0.14)        (0.14)
                                                                  -------           -------       -------       -------
Net Asset Value, End Of Period..............................        $2.29             $2.35         $2.32         $2.32
                                                                  =======           =======       =======       =======
Total Return(4).............................................        2.93%             3.20%         6.17%         5.94%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................     $138,955            $1,631        $3,103        $2,752
  Ratio of Operating Expenses to Average Net Assets(10).....        0.37%             0.57%(2)      0.53%         0.57%(2)
  Ratio of Net Investment Income to Average Net Assets......        5.67%             5.69%(2)      6.03%         6.75%(2)
  Portfolio Turnover Rate...................................          85%               19%          138%           51%
  Ratio of Operating Expenses to Average Net Assets Without
   Credit Allowed by the Custodian..........................            -                 -         0.53%(7)      0.57%(7)
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................        0.71%             0.96%(2)      1.00%(7)      1.20%(7)


Footnotes appear on page 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  U.S. GOVERNMENT SECURITIES FUND   CLASS I SHARES(12)


                                                                                      FISCAL PERIOD
                                                                  YEAR ENDED         MARCH 23, 1998 -
                                                               OCTOBER 31, 1999    OCTOBER 31, 1998(11)
                                                              ------------------   --------------------
Net Asset Value, Beginning of Period........................         $10.99                $10.86
                                                                   --------               -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................           0.66                  0.42
  Net Realized & Unrealized Gain on Investments.............          (0.51)                 0.12
                                                                   --------               -------
    Total from Investment Operations........................           0.15                  0.54
                                                                   --------               -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          (0.62)                (0.41)
  Distributions in Excess of Net Investment Income..........          (0.01)                    -
  Distributions from Net Realized Gains.....................              -                     -
  Distributions in Excess of Net Realized Gains.............              -                     -
  Distributions from Capital................................              -                     -
                                                                   --------               -------
    Total Distributions.....................................          (0.63)                (0.41)
                                                                   --------               -------
Net Asset Value, End of Period..............................         $10.51                $10.99
                                                                   ========               =======
Total Return(4).............................................          1.43%                 5.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................       $184,708               $39,939
  Ratio of Operating Expenses to Average Net Assets(10).....          0.60%                 0.66%(2)
  Ratio of Net Investment Income to Average Net Assets......          6.12%                 6.25%(2)
  Portfolio Turnover Rate...................................            55%                   12%
  Ratio of Operating Expenses to Average Net Assets Without
   fee waivers or fees reduced by Credits Allowed by the
   Custodian................................................          0.68%                 1.11%(2)
  Ratio of Operating Expenses to Average Net Assets
   including interest expense...............................              -                 1.10%(2)


Footnotes appear on page 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INCOME FUND   CLASS I SHARES(13)


                                                                  YEAR ENDED             YEAR ENDED
                                                               OCTOBER 31, 1999     OCTOBER 31, 1998(11)
                                                              ------------------    --------------------
Net Asset Value, Beginning of Period........................         $9.44                  $9.57
                                                                   -------                 ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income/(Loss).............................          0.65                   0.41
  Net Realized & Unrealized Gain/(Loss) on Investments......         (0.45)                 (0.13)(8)
                                                                   -------                 ------
    Total from Investment Operations........................          0.20                   0.28
                                                                   -------                 ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................         (0.65)                 (0.41)
  Distributions in Excess of Net Investment Income..........             -                      -
  Distributions from Net Realized Gains.....................             -                      -
  Distributions in Excess of Net Realized Gains.............             -                      -
  Distributions from Capital................................             -                      -
                                                                   -------                 ------
    Total Distributions.....................................         (0.65)                 (0.41)
                                                                   -------                 ------
Net Asset Value, End of Period..............................         $8.99                  $9.44
                                                                   =======                 ======
Total Return(4).............................................         2.24%                  2.84%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................       $76,145                 $7,342
  Ratio of Operating Expenses to Average Net Assets(10).....         0.68%                  0.71%(2)
  Ratio of Net Investment Income to Average Net Assets......         7.22%                  7.02%(2)
  Portfolio Turnover Rate...................................           19%                    37%
  Ratio of Operating Expenses to Average Net Assets without
   Fee Waivers and Fees Reduced by Credits Allowed by the
   Custodian................................................         0.72%                      -


Footnotes appear on page 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  HIGH YIELD FUND   CLASS I SHARES


                                                                 YEAR ENDED             YEAR ENDED
                                                              OCTOBER 31, 1999     OCTOBER 31, 1998(11)
                                                              ----------------    ----------------------
Net Asset Value, Beginning of Period........................        $8.85                 $10.00
                                                                  -------                -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................         0.98(6)                0.22
  Net Realized & Unrealized Loss on Investments.............         0.11(8)               (1.13)
                                                                  -------                -------
    Total from Investment Operations........................         1.09                  (0.91)
                                                                  -------                -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................        (0.98)                 (0.23)
  Distributions in Excess of Net Investment Income..........            -                  (0.01)
  Distributions from Net Realized Gains.....................        (0.05)                     -
  Distributions in Excess of Net Realized Gains.............            -                      -
  Distributions from Capital................................            -                      -
                                                                  -------                -------
    Total Distributions.....................................        (1.03)                 (0.24)
                                                                  -------                -------
Net Asset Value, End of Period..............................        $8.91                  $8.85
                                                                  =======                =======
Total Return(4).............................................       12.75%                (9.13)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................      $44,662                 $1,309
  Ratio of Operating Expenses to Average Net Assets(10).....        0.21%                  0.48%(2)
  Ratio of Net Investment Income to Average Net Assets......       10.69%                  9.10%(2)
  Portfolio Turnover Rate...................................          30%                    54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers or fees reduced by Credits Allowed by the
   Custodian................................................        0.85%                  0.97%(2)


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                                       45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH & INCOME FUND   CLASS I SHARES(15)


                                                                 YEAR ENDED           YEAR ENDED
                                                              OCTOBER 31, 1999   OCTOBER 31, 1998(11)
                                                              ----------------   --------------------
Net Asset Value, Beginning of Period........................        $20.03               $21.42
                                                                  --------             --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income/(Loss).............................          0.16(6)              0.11(6)
  Net Realized & Unrealized Gain/(Loss) on Investments......          4.61                (1.43)(8)
                                                                  --------             --------
    Total from Investment Operations........................          4.77                (1.32)
                                                                  --------             --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................         (0.15)               (0.07)
  Distributions in Excess of Net Investment Income..........             -                    -
  Distributions from Net Realized Gains.....................         (0.00)(5)                -
  Distributions in Excess of Net Realized Gains.............             -                    -
  Distributions from Capital................................             -                    -
                                                                  --------             --------
    Total Distributions.....................................         (0.15)               (0.07)
                                                                  --------             --------
Net Asset Value, End of Period..............................        $24.65               $20.03
                                                                  ========             ========
Total Return(4).............................................        23.87%              (6.18)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................      $461,629             $185,528
  Ratio of Operating Expenses to Average Net Assets(10).....         0.67%                0.62%(2)
  Ratio of Net Investment Income to Average Net Assets......         0.70%                0.84%(2)
  Portfolio Turnover Rate...................................           47%                  79%


Footnotes appear on page 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH FUND   CLASS I SHARES


                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                              OCTOBER 31,    OCTOBER 31,     JUNE 30,       JUNE 30,
                                                                 1999          1998(3)       1998(1)         1997+
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period........................     $17.76         $18.56         $14.94        $14.21
                                                               --------       --------       --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................      (0.11)(6)      (0.05)(6)      (0.10)(6)      0.00(5)(6)
  Net Realized & Unrealized Gain/(Loss) on Investments......      14.14          (0.75)          5.00          3.07
                                                               --------       --------       --------       -------
    Total From Investment Operations........................      14.03          (0.80)          4.90          3.07
                                                               --------       --------       --------       -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          -              -              -             -
  Distributions in Excess of Net Investment Income..........          -              -              -             -
  Distributions from Net Realized Gains.....................      (1.83)             -          (1.28)        (2.34)
  Distributions in Excess of Net Realized Gains.............          -              -              -             -
  Distributions from Capital................................          -              -              -             -
                                                               --------       --------       --------       -------
    Total Distributions.....................................      (1.83)             -          (1.28)        (2.34)
                                                               --------       --------       --------       -------
Net Asset Value, End of Period..............................     $29.96         $17.76         $18.56        $14.94
                                                               ========       ========       ========       =======
Total Return(4).............................................     85.13%          (4.31)%       35.75%        22.73%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $386,367       $119,351       $115,729      $126,986
  Ratio of Operating Expenses to Average Net Assets(10).....      0.87%          1.26%(2)       1.36%         1.45%(2)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................      (0.44)%        (0.78)%(2)     (0.61)%       0.03%(2)
  Portfolio Turnover Rate...................................       119%            24%           153%          156%
  Ratio of Operating Expenses to Average Net Assets Without
   Credits Allowed by the Custodian.........................      1.06%              -          1.36%(7)      1.45%(2)(7)


Footnotes appear on page 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INTERNATIONAL GROWTH FUND   CLASS I SHARES


                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                              OCTOBER 31,   OCTOBER 31,    JUNE 30,       JUNE 30,
                                                                 1999         1998(3)       1998(1)        1997+
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................      $8.83        $10.16        $11.82          $9.88
                                                               --------      --------      --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................       0.07(6)       0.00(6)(7)      0.09(7)       0.06(7)
  Net Realized & Unrealized Gain/(Loss) on Investments......       2.65         (1.33)        (0.69)          2.15
                                                               --------      --------      --------       --------
    Total From Investment Operations........................       2.72         (1.33)        (0.60)          2.21
                                                               --------      --------      --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.28)            -         (0.53)         (0.17)
  Distributions in Excess of Net Investment Income..........          -             -         (0.03)             -
  Distributions from Net Realized Gains.....................      (0.11)            -         (0.50)         (0.10)
  Distributions in Excess of Net Realized Gains.............          -             -             -              -
  Distributions from Capital................................          -             -             -              -
                                                               --------      --------      --------       --------
    Total Distributions.....................................      (0.39)            -         (1.06)         (0.27)
                                                               --------      --------      --------       --------
Net Asset Value, End of Period..............................     $11.16         $8.83        $10.16         $11.82
                                                               ========      ========      ========       ========
Total Return(4).............................................     31.98%        (13.09)%       (3.98)%       22.76%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $163,610       $98,554      $108,521        $95,512
  Ratio of Operating Expenses to Average Net Assets(10).....      1.28%         1.32%(2)      1.36%          1.40%(2)
  Ratio of Net Investment Income to Average Net Assets......      0.73%         0.04%(2)      0.81%          0.60%(2)
  Portfolio Turnover Rate...................................       164%           41%          118%            67%
  Ratio of Operating Expenses to Average Net Assets Without
   Credits Allowed by the Custodian.........................      1.29%         1.32%(2)      1.36%(7)       1.40%(2)(7)


Footnotes appear on page 49

--------------------------------------------------------------------------------

FOOTNOTES TO FINANCIAL HIGHLIGHTS

  (1)  On March 23, 1998, WM Advisors, Inc. replaced Sierra
       Investment Advisers Corporation as investment advisor to the Funds.
  (2)  Annualized.
  (3)  Fiscal year end changed to October 31.
  (4) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  (5)  Amount represents less than $0.01 per share.
  (6) Per share numbers have been calculated using the average shares method.
  (7) The ratio and per share numbers include custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective
       September 1, 1995.
  (8) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
  (9)  Formerly, Composite Cash Management Company Money Market
       Portfolio.
 (10) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
 (11)  From the commencement of offering shares.
 (12)  Formerly, Composite U.S. Government Securities, Inc.
 (13)  Formerly, Composite Income Fund, Inc.
 (14)  Formerly, Tax-Exempt Bond Fund, Inc.
 (15)  Formerly, Composite Growth & Income Fund.
    + On July 25, 1996, the Funds commenced selling Class I shares.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

   DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

+ CI -- The rating CI is reserved for income bonds on which no income is being paid.

+ D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS

The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds. The SAI and the Reports of Independent Accountants, along with the financial statements, included in the Funds' two most recent Annual Reports are incorporated by reference into this prospectus, which means that they are part of this prospectus for legal purposes. The Funds' Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries, by contacting your financial advisor or by calling toll-free at 1-800-222-5852.


You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Funds on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.org, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the following file number:


 FILE NO. 333-36941

 Money Market Fund


 U.S. Government Securities Fund


 Income Fund

 High Yield Fund


 Bond & Stock Fund


 Growth & Income Fund

 Growth Fund of the Northwest Fund
 FILE NO. 33-27489


 Short Term Income Fund



 Growth Fund


 Small Cap Stock Fund

 International Growth Fund

                               WM GROUP OF FUNDS
                         1201 THIRD AVENUE, 22ND FLOOR
                           SEATTLE, WASHINGTON 98101
                                  800-222-5852

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                   March 1, 2000

MONEY FUNDS
  MONEY MARKET FUND
  TAX-EXEMPT MONEY MARKET FUND
  CALIFORNIA MONEY FUND

FIXED-INCOME FUNDS
  SHORT TERM INCOME FUND
  U.S. GOVERNMENT SECURITIES FUND
  INCOME FUND
  HIGH YIELD FUND

MUNICIPAL FUNDS
  TAX-EXEMPT BOND FUND
  CALIFORNIA MUNICIPAL FUND
  CALIFORNIA INSURED INTERMEDIATE
     MUNICIPAL FUND
  FLORIDA INSURED MUNICIPAL FUND
EQUITY FUNDS
  BOND & STOCK FUND
  GROWTH & INCOME FUND
  GROWTH FUND OF THE NORTHWEST
  GROWTH FUND
  MID CAP STOCK FUND
  SMALL CAP STOCK FUND
  INTERNATIONAL GROWTH FUND

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC
  STRATEGIC GROWTH PORTFOLIO
  CONSERVATIVE GROWTH PORTFOLIO
  BALANCED PORTFOLIO
  FLEXIBLE INCOME PORTFOLIO
  INCOME PORTFOLIO

     This Statement of Additional Information (the "SAI") supplements the information contained in the current Prospectus of the WM Group of Funds listed above dated March 1, 2000, (collectively, the "Prospectus"), and should be read in conjunction with such Prospectus. The Annual Reports of the Funds and the Portfolios for the fiscal years ended June 30, 1998, October 31, 1998 and October 31, 1999, respectively are incorporated by reference in this SAI. The Prospectus may be obtained without charge by writing to WM Shareholder Services, Inc. ("Shareholder Services") or by calling Shareholder Services at 800-222-5852.


     The Money Market, Tax-Exempt Money Market, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, Bond & Stock, Growth & Income, Growth Fund of the Northwest and Mid Cap Stock Funds are series of WM Trust I (the "WM Trust I Funds"), a Massachusetts business trust organized on September 19, 1997. The California Money, Short Term Income, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth and Small Cap Stock Funds are series of WM Trust II (the "WM Trust II Funds"), a Massachusetts business trust organized on February 22, 1989. The WM Trust I Funds and WM Trust II Funds are collectively referred to in this SAI as the "Funds." The Strategic Growth, Conservative Growth, Balanced, Flexible Income and Income Portfolios, collectively referred to in this SAI as the "Portfolios," are series of WM Strategic Asset Management Portfolios, LLC, a Massachusetts limited liability company organized on March 12, 1999. WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios are referred to in this SAI as the "Trusts."

                                    CONTENTS


MANAGEMENT..................................................    3
INVESTMENT RESTRICTIONS.....................................   42
PORTFOLIO TURNOVER..........................................   49
SECURITIES TRANSACTIONS.....................................   49
NET ASSET VALUE.............................................   52
HOW TO BUY AND REDEEM SHARES................................   53
PERFORMANCE INFORMATION.....................................   57
DETERMINATION OF PERFORMANCE................................   58
TAXES.......................................................   64
DISTRIBUTOR.................................................   69
NOTICE......................................................   70
APPENDIX....................................................   71

                                   MANAGEMENT

TRUSTEES AND OFFICERS

     The Trusts are governed by a common Board of Trustees which oversees the Trusts' activities and is responsible for protecting the interests of shareholders. The names, addresses and birthdates of the Trustees and executive officers of the Trusts, together with information as to their principal business occupations, are set forth below. The executive officers of the Trusts are employees of organizations that provide services to the Funds and Portfolios offered by the Trusts. Each Trustee who is an "interested person" of the Trusts, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

TRUSTEES:

DAVID E. ANDERSON, AGE: 73
Trustee
17960 Seabreeze Drive
Pacific Palisades, California 90272

     Retired in 1988 from GTE California, Inc. after 40 years of service. President and CEO from 1979 to 1988. Director of Barclay's Bank of California until 1988. Currently involved in the following charitable organizations as a director on the following boards: Board chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past campaign chairman of United Way; Former chairman, Los Angeles Area Chamber of Commerce.

WAYNE L. ATTWOOD, MD, AGE: 71
Trustee
3 East 40th Avenue
Spokane, Washington 99203

     Retired doctor of internal medicine and gastroenterology. Former president, Medical Staff -- Sacred Heart Medical Center; former president of Spokane Society of Internal Medicine; and former president of Spokane Physicians for Social Responsibility.

ARTHUR H. BERNSTEIN, ESQ., AGE: 74
Trustee
11661 San Vicente Blvd., Suite 701
Los Angeles, California 90049

     President of Bancorp Capital Group, Inc. and Bancorp Venture Capital, Inc. Previously served on the board of directors of Great Western Leasing Corporation, subsidiary of Great Western Financial Corporation ("GWFC"), until the subsidiary was sold in 1987. Director of Ryder System, Inc.; chairman of the board of trustees of the California Family Studies Center and Phillips Graduate Institute since 1984.

KRISTIANNE BLAKE, AGE: 46
Trustee
705 W. 7th, Suite D
Spokane, Washington 99204

     CPA specializing in personal financial and tax planning since 1975. Served as a partner with the accounting firm of Deloitte, Haskins & Sells prior to starting own firm in 1987. Community activities include: United Way of Spokane County -- board chair; YMCA of the Inland Northwest -- treasurer; Junior League of Spokane -- past president; Spokane Intercollegiate Research & Technology Institute Foundation -- board member; Spokane Joint Center for Higher Education board member; Spokane Area Chamber of Commerce -- board member; and St. George's School board member.

EDMOND R. DAVIS, ESQ., AGE: 71
Trustee
553 South Marengo Avenue
Pasadena, California 91101

     Joined the law firm of Brobeck, Phleger & Harrison as a partner in 1987, responsible for estate planning, and trusts and estate matters in the Los Angeles office. Prior to joining the firm, had a similar position for 20 years with the law firm of Overton, Lyman & Prince in Los Angeles. His expertise has been recognized in Who's Who in California, the Best Lawyers of America and Who's Who in American Law.

JOHN W. ENGLISH, AGE: 67
Trustee
50 H New England Avenue
P.O. Box 640
Summit, New Jersey 07902-0640

     Retired vice president and chief investment officer of the Ford Foundation (a non-profit charitable organization). Chairman of the board and director, the China Fund, Inc., (closed-end mutual fund). Director, Paribas Trust for Institutions (an open-end mutual fund). Trustee, Retail Property Trust (a company providing management services for a shopping center).

*ANNE V. FARRELL, AGE: 64
Trustee
425 Pike Street, Suite 510
Seattle, Washington 98101

     Joined the Seattle Foundation (a charitable foundation) in 1980 as executive vice president. Became president in 1984. Also serves on the board of Washington Mutual, Inc. ("Washington Mutual") and Blue Cross of Washington and Alaska. Listed in Who's Who in America. Past President of the Nature Conservancy of Washington, Lakeside School and Seattle Rotary Club. Currently a Regent at Seattle University and president of the Rainier Club in Seattle.

CARROL R. MCGINNIS, AGE: 55
Trustee
9225 Katy Freeway, Suite 205
Houston, Texas 77024

     Founder, McGinnis Investments, since 1994. Prior thereto, served in various positions with Transamerica Fund Management Company and its predecessor companies from 1969 - 1993, including as president and chief operating officer.

*MICHAEL K. MURPHY, AGE: 63
Trustee
PO Box 3366
Spokane, Washington 99220-3366

     President and CEO of CPM Development Corporation (a holding company which includes Central Pre-mix Concrete Company Inland Asphalt Co., Central Pre-Mix Prestress Co., and Interstate Concrete & Asphalt Co.). Member of the board of directors for Washington Mutual. Former president and director of Inland Empire Chapter -- Associated General Contractors. Former director of National Aggregates Associates.

ALFRED E. OSBORNE, JR., PH.D., AGE: 55

Trustee
110 Westwood Plaza, Suite C305
Los Angeles, California 90095-1481

     University professor, researcher and administrator at University of California Los Angeles since 1972. Director, Times Mirror Company (newspaper publisher), United States Filter Corporation, Nordstrom Inc. (clothing retailer) and Greyhound Lines, Inc. (bus company). Independent general partner, Technology Funding Venture Partners V, and former Governor of the National Association of Securities Dealers, Inc.

*WILLIAM G. PAPESH, AGE: 57
President and Trustee
1201 Third Avenue
22nd Floor
Seattle, WA 98101

     President and director of WM Advisors, Inc. (the "Advisor"), WM Shareholder Services, Inc. ("Shareholder Services"), WM Funds Distributor, Inc. (the "Distributor") and WM Fund Services, Inc. (a registered investment adviser and broker/dealer).

DANIEL L. PAVELICH, AGE: 55
Trustee
4311 South Madison Road
Spokane, Washington 99206


     Retired chairman and CEO of BDO Seidman, a leading national accounting and consulting firm. Worked in Seidman's Spokane office for 27 years and is a former presiding member of the firm's board of directors. A member of the American Institute of CPAs and served as a vice president of the Washington Society of CPAs' board of directors.


JAY ROCKEY, AGE: 72
Trustee
2121 Fifth Avenue
Seattle, Washington 98121

     Founder and chairman of The Rockey Company, a public relations and marketing communications consulting firm with headquarters in Seattle and offices in Portland and Spokane. Founder and director of RXL Pulitzer, an international multimedia company that is a joint venture with Pulitzer Publishing Co. of St. Louis. History includes managing New York City public relations for Aluminum Company of America, director of public relations for the Seattle World's Fair and the presidency of the Public Relations Society of America. He is vice president of the Rainier Club and trustee of the Downtown Seattle Association.

MORTON O. SCHAPIRO, AGE: 46
Trustee
4535 Lenox Avenue
Sherman Oaks, California 91423

     Dean of the College of Letters, Arts and Sciences and Professor of Economics, University of Southern California, since 1991. Prior thereto, Professor of Economics, Williams College, 1980-1991.

RICHARD C. YANCEY, AGE: 73
Lead Trustee
444 Madison Avenue, 19th Floor
New York, New York 10022

     Investment Banker -- Warburg Dillon Read LLC, New York City, 1952 through 1992. Served as vice president, managing director and director and senior advisor at Warburg Dillon Read LLC, Member of the boards of directors of AdMedia Partners, Inc., CapMAC Holdings Inc., Fiberite, Inc., The Scoreboard, Inc., and Czech and Slovak American Enterprise Fund.

OFFICERS:

MONTE D. CALVIN, CPA, AGE: 56
First Vice President and Chief Financial Officer
1201 Third Avenue
22nd Floor
Seattle, Washington 98101


     First vice president and director of Shareholder Services; First Vice President and Director of the Advisor and the Distributor.


SANDY CAVANAUGH, AGE: 45
First Vice President
1631 Broadway
Sacramento, California 95818


     First vice president and director of the Distributor since September 1997. First Vice President and Director of Advisor and Shareholder Services. Prior to joining the Distributor, Ms. Cavanaugh held senior level positions with AIM Funds Distributor, First Interstate Investments and ASB Financial Services.



SHARON L. HOWELLS, AGE: 49


First Vice President


1201 Third Avenue


22nd Floor


Seattle, Washington 98101



     First Vice President and Director of Advisor, Distributor and Shareholder Services.



GARY POKRZYWINSKI, AGE: 38


Vice President


1201 Third Avenue


22nd Floor


Seattle, WA 98101



     Vice President of the Advisor.


JOHN T. WEST, CPA, AGE: 45
Vice President, Secretary and Compliance Officer
1201 Third Avenue
22nd Floor
Seattle, Washington 98101

     Vice president of Shareholder Services.

RANDALL L. YOAKUM, AGE: 40


First Vice President


1201 Third Avenue


22nd Floor


Seattle, Washington 98101



     First Vice President and Chief Investment Officer of the Advisor since January 1, 2000. Vice President of the Advisor since February 11, 1999. Prior to joining the Advisor, Mr. Yoakum was Chief Investment Officer at DA Davidson from 1997 to 1999 and Senior Vice President at Boatmen's Trust Co. from 1994 - 1997.


     Each of the Trustees and officers of the Trusts listed above holds the same position(s) with all three Trusts and is also a trustee or officer of WM Variable Trust (the "Variable Trust"). The Variable Trust is an investment company advised by the Advisor.

     REMUNERATION. No Trustee who is a director, officer or employee of the Advisor or its affiliates receives any compensation from the Trusts for serving as Trustee of the Trusts. The Trusts, together with the Variable Trust, pay each Trustee who is not a director, officer or employee of the Advisor or its affiliates a fee of $18,000 per annum plus $3,000 per Board meeting attended in person and $1,000 per Board meeting attended by telephone, and reimburses each such Trustee for travel and out-of-pocket expenses. The Lead Trustee receives an additional fee of $500 per month. The Chairman of each committee receives a fee of $500 per committee meeting. Officers of the Trusts receive no direct remuneration in such capacity from the Trusts. Officers and Trustees of the Trusts who are employees of the Advisor or its affiliates may be considered to have received remuneration indirectly.

     Wayne L. Attwood, M.D., Kristianne Blake, Anne V. Farrell, Michael K. Murphy, William G. Papesh, Daniel L. Pavelich, Jay Rockey and Richard C. Yancey became Trustees of WM Trust II and WM Strategic Asset Management Portfolios on December 23, 1997. Arthur H. Bernstein, Esq., David E. Anderson, Edmond R. Davis, Esq., John W. English and Alfred E. Osborne, Jr. Ph.D. became trustees of WM Trust I on December 23, 1997. The terms of Carrol R. McGinnis and Morton O. Schapiro as trustees commenced on March 5, 1999. The WM Trust I Funds other than the High Yield Fund are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated, which made up the group of mutual funds known as the "Composite Funds."

     Composite U.S. Government Securities, Inc. (1982)
     Composite Income Fund, Inc. (1975)
     Composite Growth & Income Fund, a series of Composite Equity Series, Inc.
     (1949)
     Composite Money Market Portfolio, a series of Composite Cash Management Company
     (predecessor of the Money Market Fund) (1979)
     Composite Tax-Exempt Portfolio, a series of Composite Cash Management
     Company
     (predecessor of the Tax-Exempt Money Market Fund) (1979)
     Composite Tax-Exempt Bond Fund, Inc. (1976)
     Composite Northwest Fund, Inc.

     (predecessor to the Growth Fund of the Northwest (1986)

     Composite Bond & Stock Fund, Inc. (1939)


     Each of the Composite Funds was reorganized as a series of WM Trust I on March 20, 1998. In connection with this reorganization, the Trust, which was previously named "The Composite Funds" and which conducted no operations prior to that date, changed its name to its current name. The High Yield fund was organized on March 23, 1998 and the Mid Cap Stock Fund was organized on March 1, 2000.



     Prior to March 20, 1998, the name of WM Trust II was "Sierra Trust Funds" and the name of the Portfolios was "Sierra Asset Management Portfolios." (On July 16, 1999, each Portfolio succeeded to a corresponding fund ("Portfolio") of the same name that was a series of WM Strategic Asset Management Portfolios, a Massachusetts business trust, which commenced operations on July 26, 1996. Where appropriate, the term "Portfolio" shall mean or include the Predecessor Portfolio). These Trusts were part of a family of mutual funds known as the "Sierra Funds."



     The reorganizations and name changes described in the foregoing paragraphs were part of an overall restructuring of the Composite Funds and the Sierra Funds into a combined mutual fund family known as the WM Group of Funds. This restructuring also consisted of the replacement of Sierra Investment Advisors Corporation as investment advisor to the Sierra Funds with WM Advisors, Inc. (formerly known as Composite Research & Management Co.), the advisor to the Composite Funds, the election of the Directors of the Composite Funds as Trustees of WM Trust I, WM Trust II and the Predecessor Portfolios and the election of the independent Trustees of WM Trust II and the Predecessor Portfolios as Trustees of WM Trust I.

     The following table shows the aggregate compensation paid to each of the Trusts' Trustees by each Fund or Portfolio for the most recent fiscal year and by the "Fund Complex" for calendar 1999. The Fund Complex consists of the Funds and Portfolios, together with the Funds within the Variable Trust and Composite Deferred Series, Inc., an investment company for which WM Advisors, Inc. serves as advisor. None of the Trusts has any plan which would pay pension or retirement benefits to any Trustee.


                               WM GROUP OF FUNDS
                               COMPENSATION TABLE

                                               TAX-
                                              EXEMPT                SHORT-    TARGET        US                 TAX-
                                     MONEY    MONEY    CALIFORNIA    TERM    MATURITY   GOVERNMENT            EXEMPT   CALIFORNIA
                                     MARKET   MARKET     MONEY      INCOME     2002     SECURITIES   INCOME    BOND    MUNICIPAL
                                      FUND     FUND       FUND       FUND      FUND        FUND       FUND     FUND       FUND
                                     ------   ------   ----------   ------   --------   ----------   ------   ------   ----------
David E. Anderson..................  $2,688    $146       $159       $785      $ 9        $2,207     $1,340   $1,259     $1,930
Wayne L. Attwood, M.D. ............  $2,723    $148       $161       $795      $ 9        $2,236     $1,358   $1,275     $1,955
Arthur H. Bernstein, Esq. .........  $2,723    $148       $161       $795      $ 9        $2,236     $1,358   $1,275     $1,955
Kristianne Blake-Comp..............  $2,793    $152       $166       $816      $ 9        $2,293     $1,393   $1,308     $2,005
Edmond R. Davis, Esq. .............  $2,549    $139       $151       $744      $ 8        $2,093     $1,271   $1,193     $1,829
John W. English....................  $2,339    $127       $139       $683      $ 8        $1,921     $1,166   $1,095     $1,679
Anne V. Farrell....................  $2,339    $127       $139       $683      $ 8        $1,921     $1,166   $1,095     $1,679
Carrol R. McGinnis.................  $1,431    $ 78       $ 85       $418      $ 5        $1,175     $  714   $ 670      $1,207
Michael K. Murphy..................  $2,339    $127       $139       $683      $ 8        $1,921     $1,166   $1,095     $1,679
Alfred E. Osborne, Jr., Ph.D. .....  $2,618    $142       $155       $765      $ 9        $2,150     $1,306   $1,226     $1,880
William G. Papesh..................  $   0     $  0       $  0       $  0      $ 0        $    0     $    0   $   0      $    0
Daniel L. Pavelich.................  $2,618    $142       $155       $765      $ 9        $2,150     $1,306   $1,226     $1,880
Jay Rockey.........................  $2,339    $127       $139       $683      $ 8        $1,921     $1,166   $1,095     $1,679
Morton O. Schapiro.................  $1,431    $ 78       $ 85       $418      $ 5        $1,175     $  714   $ 670      $1,027
Richard C. Yancey..................  $3,177    $173       $188       $928      $11        $2,609     $1,584   $1,488     $2,281

                                      CALIFORNIA
                                       INSURED       FLORIDA
                                     INTERMEDIATE    INSURED    BOND &   GROWTH &
                                      MUNICIPAL     MUNICIPAL   STOCK     INCOME
                                         FUND         FUND       FUND      FUND
                                     ------------   ---------   ------   --------
David E. Anderson..................      $307         $ 89      $1,467    $6,478
Wayne L. Attwood, M.D. ............      $311         $ 90      $1,486    $6,562
Arthur H. Bernstein, Esq. .........      $311         $ 90      $1,486    $6,562
Kristianne Blake-Comp..............      $319         $ 93      $1,524    $6,731
Edmond R. Davis, Esq. .............      $291         $ 84      $1,391    $6,142
John W. English....................      $267         $ 78      $1,277    $5,637
Anne V. Farrell....................      $267         $ 78      $1,277    $5,637
Carrol R. McGinnis.................      $163         $ 47      $ 781     $3,449
Michael K. Murphy..................      $267         $ 78      $1,277    $5,637
Alfred E. Osborne, Jr., Ph.D. .....      $299         $ 87      $1,429    $6,310
William G. Papesh..................      $  0         $  0      $   0     $    0
Daniel L. Pavelich.................      $299         $ 87      $1,429    $6,310
Jay Rockey.........................      $267         $ 78      $1,277    $5,637
Morton O. Schapiro.................      $163         $ 47      $ 781     $3,449
Richard C. Yancey..................      $362         $105      $1,734    $7,656


                                                          GROWTH
                                         INTERNATIONAL     FUND                SMALL     STRATEGIC   CONSERVATIVE
                                GROWTH      GROWTH        OF THE     HIGH       CAP       GROWTH        GROWTH      BALANCED
                                 FUND        FUND        NORTHWEST   YIELD     FUND      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                ------   -------------   ---------   -----   ---------   ---------   ------------   ---------
David E. Anderson.............  $33,933     $  940        $1,954     $328      $555       $  948        $2,374       $2,629
Wayne L. Attwood, M.D. .......  $3,984      $  953        $1,979     $332      $562       $  960        $2,404       $2,663
Arthur H. Bernstein, Esq......  $3,984      $  953        $1,979     $332      $562       $  960        $2,404       $2,663
Kristianne Blake-Comp.........  $4,087      $  977        $2,030     $341      $577       $  985        $2,466       $2,731
Edmond R. Davis, Esq. ........  $3,729      $  892        $1,853     $311      $526       $  898        $2,250       $2,492
John W. English...............  $3,422      $  818        $1,700     $285      $483       $  825        $2,065       $2,288
Anne V. Farrell...............  $3,422      $  818        $1,700     $285      $483       $  825        $2,065       $2,288
Carrol R. McGinnis............  $2,904      $  501        $1,040     $175      $296       $  505        $1,264       $1,400
Michael K. Murphy.............  $3,422      $  818        $1,700     $285      $483       $  825        $2,065       $2,288
Alfred E. Osborne, Jr.,
  Ph.D. ......................  $3,831      $  916        $1,903     $319      $541       $  923        $2,312       $2,561
William G. Papesh.............  $   0       $    0        $    0     $  0      $  0       $    0        $    0       $    0
Daniel L. Pavelich............  $3,831      $  916        $1,903     $319      $541       $  923        $2,312       $2,561
Jay Rockey....................  $3,422      $  818        $1,700     $285      $483       $  825        $2,065       $2,288
Morton O. Schapiro............  $2,094      $  501        $1,040     $175      $296       $  505        $1,264       $1,400
Richard C. Yancey.............  $4,648      $1,111        $2,309     $388      $656       $1,120        $2,805       $3,107

                                                             TOTAL             TOTAL
                                                          COMPENSATION     COMPENSATION
                                FLEXIBLE                   FOR FISCAL      FROM THE FUND
                                 INCOME      INCOME        YEAR ENDED      COMPLEX* FOR
                                PORTFOLIO   PORTFOLIO   OCTOBER 31, 1999   CALENDAR 1999
                                ---------   ---------   ----------------   -------------
David E. Anderson.............   $1,112       $ 95          $33,734            41,500
Wayne L. Attwood, M.D. .......   $1,127       $ 96          $34,172            41,000
Arthur H. Bernstein, Esq......   $1,127       $ 96          $34,172            42,500
Kristianne Blake-Comp.........   $1,156       $ 99          $35,048            43,500
Edmond R. Davis, Esq. ........   $1,055       $ 90          $31,981            40,000
John W. English...............   $  968       $ 83          $29,353            41,000
Anne V. Farrell...............   $  968       $ 83          $29,353            41,000
Carrol R. McGinnis............   $  592       $ 51          $17,962            31,000
Michael K. Murphy.............   $  968       $ 83          $29,353            31,000
Alfred E. Osborne, Jr.,
  Ph.D. ......................   $1,083       $ 93          $32,858            41,000
William G. Papesh.............   $    0       $  0          $     0
Daniel L. Pavelich............   $1,083       $ 93          $32,858            30,500
Jay Rockey....................   $  968       $ 83          $29,353            41,000
Morton O. Schapiro............   $  592       $ 51          $17,962            31,000
Richard C. Yancey.............   $1,315       $113          $39,867            50,000

     As of December 31, 1999, except as noted below, to the knowledge of the Trusts, no shareholders owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds or Portfolios:


                          TOP SHAREHOLDER INFORMATION



CALIFORNIA MONEY FUND CLASS A:



Edward B. Baker, Ttee. Baker Family Trust U/A DTD 7/10/94, 1650 16th Ave. San Francisco, CA 94122, 15.37%



BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th Fl. Philadelphia, PA 19103-7042, 8.12%



Joe Sherman, P.O. Box 1416, San Gabriel, CA 91778-1416, 5.48%



CALIFORNIA MONEY FUND CLASS B:



Oscar L. Roehl, TTEE The Oscar L. Roehl Trust, UTA DTD 12/15/89, 1826 Harding Ave., Redwood City, CA 94062, 98.27%



FLORIDA INSURED MUNICIPAL FUND CLASS B:



Fiserv Securities, Inc., FAO 84264168, Attn: Mutual Funds, One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103, 5.68%



Fiserv Securities, Inc., FAO 84814707, Attn: Mutual Funds Dept., One Commerce Square, 2005 Market Street, Suite 1200, Philadelphia, PA 19103, 5.19%



VARIABLE MONEY MARKET FUND:



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 38.32%



American General Life Insurance, Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 33.75%



American General Life Insurance, Co., Variable Products Department, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 12.12%



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 8.11%



SVT SAM Capital Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 5.13%



VARIABLE U.S. GOVERNMENT SECURITIES FUND:



SVT SAM Balanced Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 37.49%



American General Life Insurance Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 35.74%



American General Life Insurance Co., Variable Products Department, Attn: Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 9.03%



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324-2406, 8.32%



SVT SAM Value Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 6.24%

VARIABLE INCOME FUND:



American General Life Insurance Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 66.93%



SVT SAM Value Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 8.94%



SVT SAM Balanced Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 8.08%



American General Life Insurance Co., Variable Products Department, Attn: Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 6.99%



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 5.32%



VARIABLE INTERNATIONAL GROWTH FUND:



American General Life Insurance Co., Variable Products Department, Attn: Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 40.17%



SVT SAM Balanced Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 27.91%



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 25.62%



VARIABLE GROWTH FUND:



American General Life Insurance, Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 55.02%



American General Life Insurance, Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 15.99%



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 13.58%



SVT SAM Balanced Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 11.28%



VARIABLE GROWTH AND INCOME FUND:



American General Life Insurance, Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 32.30%



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324-2406, 23.78%



SVT SAM Balanced Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 21.41%



American General Life Insurance, Co., Variable Products Department, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 15.42%



VARIABLE SMALL CAP STOCK FUND:



American General Life Insurance, Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 91.81%



American General Life Insurance, Co., Variable Products Department, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 5.28%

VARIABLE SHORT TERM INCOME FUND:



SVT SAM Balanced Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 42.53%



American General Life Insurance, Co., Variable Products Department, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 40.78%



SVT SAM Value Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 9.45%



VARIABLE GROWTH FUND OF THE NORTHWEST FUND:



American General Life Insurance, Co., Variable Products Department, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 39.99%



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324-2406, 32.89%



SVT SAM Capital Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste. 333, Northridge, CA 91324, 18.58%



WM Shareholder Services, Attn: Jennifer Tsao, 1201 3rd Ave., Suite 780, Seattle, WA 98101, 7.52%



VARIABLE BOND & STOCK FUND:



American General Life Insurance, Co., Variable Products Department, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 99.39%



INTERNATIONAL GROWTH PORTFOLIO CLASS I:



SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd. St., 2nd Fl., Long Beach, CA 90803, 44.65%



SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd. St., 2nd Fl., Long Beach, CA 90803, 42.92%



SAM Strategic Growth Portfolio, c/o WM Advisors, 5200 E. 2nd. St., 2nd Fl., Long Beach, CA 90803, 12.43%



GROWTH PORTFOLIO CLASS I:



SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd. St., 2nd Fl., Long Beach, CA 90803, 43.62%



SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd. St., 2nd Fl., Long Beach, CA 90803, 30.21%



SAM Strategic Growth Portfolio, c/o WM Advisors, 5200 E. 2nd. St., 2nd Fl., Long Beach, CA 90803, 22.95%



SHORT TERM INCOME PORTFOLIO CLASS I:



SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd. St., 2nd Fl., Long Beach, CA 90803, 61.50%



SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd. St., 2nd Fl., Long Beach, CA 90803, 32.68%



GROWTH & INCOME FUND CLASS A:



Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101-3026, 36.30%

BOND & STOCK FUND CLASS A:



Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101-3026, 19.40%



INCOME FUND CLASS A:



Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101-3026, 9.99%



MONEY MARKET FUND CLASS A:



BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th Fl., Philadelphia, PA 19103-7042, 30.83%



Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101-3026, 24.33%



GROWTH FUND OF THE NORTHWEST CLASS A:



Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101-3026, 20.81%



TAX-EXEMPT MONEY MARKET CLASS A:



BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th Fl., Philadelphia, PA 19103-7042, 25.83%



TAX-EXEMPT MONEY MARKET CLASS B:



Fiserv Securities, Inc., FAO 84797393, Attn: Mutual Funds, One Commerce Square, 2005 Market Street., Suite 1200, Philadelphia, PA 19103, 34.21%



Fiserv Securities, Inc., FAO 88876499, Attn: Mutual Funds, One Commerce Square, 2005 Market Street., Suite 1200, Philadelphia, PA 19103, 24.44%



Fiserv Securities, Inc., FAO 84166158, Attn: Mutual Funds, One Commerce Square, 2005 Market Street., Suite 1200, Philadelphia, PA 19103, 13.31%



Fiserv Securities, Inc., FAO 86826661, Attn: Mutual Funds, One Commerce Square, 2005 Market Street., Suite 1200, Philadelphia, PA 19103, 11.47%



Fiserv Securities, Inc., FAO 83107344, Attn: Mutual Funds, One Commerce Square, 2005 Market Street., Suite 1200, Philadelphia, PA 19103, 10.92%



Fiserv Securities, Inc., FAO 83129237, Attn: Mutual Funds, One Commerce Square, 2005 Market Street., Suite 1200, Philadelphia, PA 19103, 5.25%



GROWTH & INCOME FUND CLASS I:



SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 39.81%



SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 33.41%



SAM Strategic Growth Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 17.55%



SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 9.23%

INCOME FUND CLASS I:



SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 61.87%



SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 23.21%



SAM Income Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 7.93%



SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 6.99%



MONEY MARKET FUND CLASS I:



SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 40.75%



SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 22.66%



SAM Strategic Growth Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 17.09%



WM Shareholder Service, Inc., Attn: Jennifer Tsao, 1201 3rd Avenue, Suite 780, Seattle, WA 98101, 6.02%



U.S. GOVERNMENT SECURITIES CLASS I:



SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 60.88%



SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 24.54%



SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 10.92%



HIGH YIELD FUND CLASS I:



SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 30.10%



SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 22.73%



SAM Flexible Income Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd Fl., Long Beach, CA 90803, 22.28%



SVT SAM Growth Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste., 333, Northridge, CA 91324, 8.67%



SVT SAM Balanced Portfolio, c/o Sierra Advisors, 9301 Corbin Ave., Ste., 333, Northridge, CA 91324, 5.88%



GROWTH FUND OF THE NORTHWEST CLASS I:



SAM Strategic Growth Portfolio, c/o WM Advisors, 5200 E. 2nd Fl., Long Beach, CA 90803, 100%



VARIABLE INCOME PORTFOLIO:



American General Life Insurance Co., Variable Products Department, Attn: Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 79.71%



American General Life Insurance Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 20.29%



VARIABLE FLEXIBLE INCOME PORTFOLIO:



American General Life Insurance Co., Variable Products Department, Attn: Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 79.94%

American General Life Insurance Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 20.06%



VARIABLE BALANCED PORTFOLIO:



American General Life Insurance Co., Variable Products Department, Attn: Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 53.30%



American General Life Insurance Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 46.70%



VARIABLE CONSERVATIVE GROWTH PORTFOLIO:



American General Life Insurance Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 53.81%



American General Life Insurance Co., Variable Products Department, 5-36, Attn:
Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 46.20%



VARIABLE STRATEGIC GROWTH PORTFOLIO:



American General Life Insurance Co., Variable Products Department, Attn: Deborah Kerai, P.O. Box 1591, Houston, TX 77251-1591, 97.30%


THE FUNDS' SERVICE PROVIDERS

     ADVISOR

     The Funds and Portfolios are managed by the Advisor. The Advisor has delegated portfolio management responsibilities in respect of the Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth and International Growth Funds to sub-advisors.

     MANAGEMENT FEES. Each Fund and each Portfolio pays a management fee to the Advisor. The management fee is calculated and paid to the Advisor every month. The management fee for each Fund and Portfolio is based upon a percentage of the average net assets of such Fund or Portfolio. Absent fee waivers, the total management fee for each Fund and Portfolio as provided in the investment advisory agreement of the Fund or Portfolio is as follows:


                           FUNDS                                            FEES
                           -----                                            ----
Money Market and Tax-Exempt Money Market Funds..............  0.45% of the first $1 billion,
                                                              0.40% thereafter
California Money Fund.......................................  0.45% of the first $500 million,
                                                              0.40% thereafter
Short Term Income Fund......................................  0.50% of the first $200 million,
                                                              0.45% of the next $300 million,
                                                              0.40% thereafter
U.S. Government Securities and Income Funds.................  0.50% of all assets
High Yield, Bond & Stock and Growth & Income Funds..........  0.625% of the first $250 million,
                                                              0.50% thereafter
Tax-Exempt Bond Fund........................................  0.50% of the first $250 million,
                                                              0.40% thereafter
California Municipal, California Insured Intermediate
  Municipal and Florida Insured Municipal Funds.............  0.50% of all assets
Growth Fund of the Northwest................................  0.625% of the first $500 million,
                                                              0.50% of the next $500 million,
                                                              0.375% thereafter
Growth Fund.................................................  0.85% of all assets
Small Cap Stock Fund........................................  0.85% of all assets
Mid Cap Stock Fund..........................................  0.75% of all assets
International Growth Fund...................................  1.10% of the first $50 million,
                                                              1.00% of the next $75 million,
                                                              0.80% thereafter
Each of the Portfolios......................................  0.15% of all assets


     Each of the Portfolios, unlike the Funds, also pays an administrative fee at the annual rate of 0.50% of the average net assets to the Transfer Agent.

     For the three most recent fiscal years the Funds and Portfolios paid the Advisor or its affiliates the following management fees:


                                                             FISCAL YEAR ENDED OCTOBER 31, 1999
                                                          ----------------------------------------
                                                          FEES BEFORE                    EXPENSES
                                                            WAIVER       FEES WAIVED    REIMBURSED
                                                          -----------    -----------    ----------
Money Market Fund                                         $2,611,321     $        0      $     0
Tax-Exempt Money Market Fund............................  $  149,140     $  104,700      $     0
California Money Fund...................................  $  163,095     $        0      $     0
Short Term Income Fund..................................  $  661,858     $  449,313      $     0
U.S. Government Securities Fund.........................  $2,110,308     $  327,909      $     0
Income Fund.............................................  $1,514,494     $  115,406      $     0
High Yield Fund.........................................  $  277,534     $  277,534      $     0
Tax-Exempt Bond Fund....................................  $1,475,712     $        0      $     0
California Municipal Fund...............................  $2,098,572     $  111,899      $     0
California Insured Intermediate Municipal Fund F........  $  355,545     $   41,952      $     0
Short Term Income Fund..................................  $  661,858     $  449,313      $     0
Florida Insured Municipal Fund..........................  $  115,533     $   31,428      $     0
Bond & Stock Fund.......................................  $2,114,106     $        0      $     0
Growth & Income Fund....................................  $6,133,736     $  156,041      $     0
Growth Fund of the Northwest............................  $2,331,602     $        0      $     0
Growth Fund.............................................  $4,855,072     $1,050,546      $     0
Small Cap Stock Fund....................................  $1,144,150     $  198,910      $     0
International Growth Fund...............................  $1,577,276     $        0      $     0
Strategic Growth Portfolio..............................  $  193,472     $   25,530      $     0
Conservative Growth Portfolio...........................  $  538,570     $   49,644      $     0
Balanced Portfolio......................................  $  500,484     $   34,597      $     0
Flexible Income Portfolio...............................  $  144,701     $   54,603      $     0
Income Portfolio........................................  $   27,945     $   27,945      $18,050

                                                             FISCAL YEAR ENDED OCTOBER 31, 1998
                                                          ----------------------------------------
                                                          FEES BEFORE                    EXPENSES
                                                            WAIVER       FEES WAIVED    REIMBURSED
                                                          -----------    -----------    ----------
Money Market Fund.......................................  $        0      $      0       $     0
Tax-Exempt Money Market Fund............................  $  104,751      $ 37,019       $     0
California Money Fund*..................................  $   64,254      $ 18,193       $     0
Short Term Income Fund*.................................  $   67,678      $ 67,678       $ 9,467
U.S. Government Securities Fund.........................  $1,467,714      $202,160       $     0
Income Fund.............................................  $  124,138      $      0       $     0
High Yield Fund**.......................................  $   42,864      $ 29,768       $     0
Tax-Exempt Bond Fund....................................  $1,213,255      $      0       $     0
California Municipal Fund*..............................  $  778,933      $ 76,222       $     0
California Insured Intermediate Municipal Fund*.........  $  142,361      $ 66,654       $     0
Short Term Income Fund*.................................  $   67,678      $ 67,678       $ 9,467
Florida Insured Municipal Fund*.........................  $   50,825      $ 41,923       $     0
Bond & Stock Fund.......................................  $2,190,790      $      0       $     0
Growth & Income Fund....................................  $3,575,552      $      0       $     0
Growth Fund of the Northwest............................  $1,920,011      $      0       $     0
Growth Fund*............................................  $  955,950      $      0       $     0
Small Cap Stock Fund*...................................  $  493,746      $      0       $     0
International Growth Fund*..............................  $  497,321      $      0       $     0
Strategic Growth Portfolio*.............................  $   34,290      $ 34,290       $ 6,085
Conservative Growth Portfolio*..........................  $  130,854      $ 66,873       $     0
Balanced Portfolio*.....................................  $  102,838      $ 46,178       $     0
Flexible Income Portfolio*..............................  $    8,801      $ 24,570       $     0
Income Portfolio*.......................................  $    6,074      $  6,074       $17,261


---------------
 * Fiscal period from June 30, 1998 through October 31, 1998.

** Commenced operations on April 8, 1998.

                                                              FISCAL YEAR ENDED JUNE 30, 1998
                                                          ----------------------------------------
                                                          FEES BEFORE                    EXPENSES
                                                            WAIVER       FEES WAIVED    REIMBURSED
                                                          -----------    -----------    ----------
California Money Fund...................................  $  188,184      $ 70,002       $     0
Short Term Income Fund..................................  $  145,180      $133,982       $     0
California Municipal Fund...............................  $2,010,319      $656,426       $     0
California Insured Intermediate Municipal Fund..........  $  380,528      $246,808       $     0
Florida Insured Municipal Fund..........................  $  146,555      $140,651       $   396
Growth Fund.............................................  $2,739,222      $      0       $     0
International Growth Fund...............................  $1,354,934      $      0       $29,113
Small Cap Stock Fund....................................  $2,214,151      $  3,472       $     0
Strategic Growth Portfolio..............................  $   91,196      $ 86,276       $ 1,754
Conservative Growth Portfolio...........................  $  438,904      $116,516       $19,099
Balanced Portfolio......................................  $  323,735      $107,755       $11,970
Flexible Income Portfolio...............................  $   26,686      $ 35,116       $13,939
Income Portfolio........................................  $   22,941      $ 34,864       $11,403

                                                                  FISCAL YEAR ENDED 1997
                                                          ---------------------------------------
                                                                                        EXPENSES
                                                          FEES PAID     FEES WAIVED    REIMBURSED
                                                          ----------    -----------    ----------
Money Market Fund*......................................  $1,148,906    $        0      $98,432
Tax-Exempt Money Market Fund*...........................  $  143,965    $        0      $45,307
California Money Fund**.................................  $  187,084    $  135,495      $     0
Short Term Income Fund**................................  $  153,348    $  153,348      $40,836
U.S. Government Securities Fund*........................  $  769,591    $        0      $     0
Income Fund*............................................  $  553,562    $        0      $     0
Tax-Exempt Bond Fund*...................................  $  987,356    $        0      $     0
California Municipal Fund**.............................  $2,063,242    $1,080,813      $     0
California Insured Intermediate Municipal Fund**........  $  398,681    $  350,384      $     0
Florida Insured Municipal Fund**........................  $  173,618    $  173,618      $22,193
Bond & Stock Fund***....................................  $1,912,341    $        0      $     0
Growth & Income Fund***.................................  $1,630,777    $        0      $     0
Growth Fund**...........................................  $2,418,645    $        0      $     0
International Growth Fund**.............................  $1,444,004    $        0      $     0
Growth Fund of the Northwest***.........................  $1,538,183    $  137,944      $     0
Small Cap Stock Fund**..................................  $2,600,399    $        0      $     0
Strategic Growth Portfolio**............................  $   36,642    $    6,241      $41,371
Conservative Growth Portfolio**.........................  $  260,044    $   54,435      $98,600
Balanced Portfolio**....................................  $  188,577    $   40,744      $82,121
Flexible Income Portfolio**.............................  $   19,886    $    4,470      $34,312
Income Portfolio**......................................  $   18,539    $    4,476      $33,580

---------------
  * Fiscal year ended 12/31

 ** Fiscal year ended 6/30

*** Fiscal year ended 10/31

SUB-ADVISORY FEES


     The Advisor retains only the net amount of the management fees paid to it after the sub-advisory fees described below are paid to the sub-advisors. The Advisor pays to the sub-advisors for the Funds listed below a monthly fee at an annual rate of the following percentages of the average net assets of each such Fund.


                      SUBADVISOR/FUNDS                                      FEES
                      ----------------                                      ----
VAN KAMPEN
  California Municipal Fund.................................  0.20% of the first $150 million
                                                              0.15% thereafter
  Florida Insured Municipal Fund............................  0.20% of the first $75 million
                                                              0.125% thereafter
  California Insured Intermediate Municipal Fund............  0.20% of the first $75 million
                                                              0.125% thereafter
  Tax-Exempt Bond Fund......................................  0.10% of average daily net assets
JANUS
  Growth Fund...............................................  0.55% of the first $25 million
                                                              0.50% of the next $475 million
                                                              0.45% thereafter*
CAPITAL GUARDIAN
  International Growth Fund.................................  0.79% of the first $25 million
                                                              0.60% of the next $25 million
                                                              0.425% of the next $200 million
                                                              0.375% thereafter**

---------------
 * Assets of WM Variable Trust Growth Fund are included with the assets of the Growth Fund for purposes of determining fees.

** Subject to fee aggregation policies described below.


     The sub-advisory agreement for the International Growth Fund with Capital Guardian took effect on June 23, 1999. The sub-advisory agreements for the Growth Fund with Janus and for California Municipal Fund, the Florida Insured Municipal Fund and the California Insured Intermediate Fund with Van Kampen each took effect on March 20, 1998. The sub-advisory agreement for the Tax-Exempt Bond Fund with Van Kampen took effect on January 1, 1999.


FEE AGGREGATION POLICIES

     Fee aggregation will apply to all accounts managed by Capital Group companies, except for emerging markets equity investments and investments in funds with internally charged fees ("Eligible Accounts"). In order to achieve the benefit of fee aggregation, the combined actual fees must exceed the combined total of the minimum fee applicable to each of the client's Eligible Accounts.

     For additional Eligible Accounts with the same investment objectives and guidelines, all assets for these Eligible Accounts will be aggregated for fee calculation purposes.

     For additional Eligible Accounts with different investment objectives and guidelines:

          1. Each account will be charged on the first $10 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $10 million will be aggregated and charged at the incremental rate for the appropriate mandate.

          2. Assets invested in commingled funds will be aggregated and charged at the incremental rate for the appropriate mandate.

          3. The first additional account within a new country will be charged on the first $15 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $15 million will be aggregated and charged at the incremental rate for the appropriate mandate.

     For fee aggregation purposes, Eligible Accounts will be aggregated in the following order: balanced, equity-developed markets, convertible, fixed-income -- high yield, fixed-income -- emerging markets, and fixed-income -- developed markets.

     Unless otherwise requested, the benefit from fee aggregation for clients with multiple accounts will be calculated by comparing total aggregated fees to total unaggregated fees for all Eligible Accounts. The resulting percentage discount will be applied to each Eligible Account's unaggregated fees.

     If all Eligible Accounts are not denominated in the same currency, the local currency assets of each Eligible Account and the related fees calculated on any unaggregated basis will be converted to a designated base currency using the applicable foreign exchange rate. The total of such fees will be compared to the Eligible Accounts' total aggregated fees. The resulting percentage discount will then be applied to each Eligible Account's unaggregated fee as determined in the applicable currency.

FEE DISCOUNTS AND ELIMINATION OF FEE BREAKPOINTS

     The following Fee discount will be applied based upon the total aggregated fees:

Clients between $1.25 million to $4 million.................     5% discount
Clients between $4 million to $8 million....................   7.5% discount
Clients between $8 million to $12 million...................    10% discount
Clients over $12 million....................................  12.5% discount

     For this purpose, aggregated fees will include all fees from separate accounts, commingled funds, and funds internally charged fees managed by Capital Group companies, except for investments in American-Funds' mutual funds. The resulting fee discount percentage will be applied to each account's fees (excluding fees related to investments in funds with internally charged fees).

     For clients whose total aggregated fees (before discounts) exceed $3 million, fee breakpoints will be eliminated and each account will be charged at the lowest marginal fee rate applicable to the account's fee schedule.

     To determine the applicable fee discount level and breakpoint elimination threshold, the total aggregated fees for the quarter will be annualized. For this purpose, all local currency fees will be converted to a designated base currency.

     Fees related to investments in funds with internally charged fees will be estimated by multiplying the quarter end value of the Investment (adjusted on a prorated basis for any contributions or withdrawals during the quarter) by the fund's effective fee. For this purpose, the effective fee will be based on the value of the fund's quarter end assets and the fund's current fee schedule.

     Applicable discount levels and the elimination of fee breakpoints will be effective beginning the first quarter a discount threshold is exceeded and will remain in effect unless the total fees fall below the discount threshold due to a significant withdrawal of assets. A decline in the market alone will not cause the reinstatement of a lower discount level or fee breakpoints.

     For the three most recent fiscal years, the Advisor or its affiliates paid the sub-advisors the following sub-advisory fees:


                                                            FEES PAID     FEES PAID
                                                           FISCAL YEAR   FISCAL YEAR     FEES PAID
                                                              ENDED         ENDED       FISCAL YEAR
                                                           OCTOBER 31,   OCTOBER 31,   ENDED JUNE 30,
                                                              1999          1998*           1998
                                                           -----------   -----------   --------------
Tax-Exempt Bond Fund.....................................  $  253,777            0                0
California Money Fund....................................           0            0           36,881
California Municipal Fund................................  $  670,165     $192,188       $  580,166
California Insured Intermediate Municipal Fund...........  $  133,756     $ 40,648       $  126,152
Florida Insured Municipal Fund...........................  $   43,300     $ 14,521       $   49,884
Growth Fund..............................................  $2,703,042     $466,728       $1,473,318
International Growth Fund**..............................  $  754,517     $247,641       $  753,964
Small Cap Stock Fund.....................................  $        0     $      0       $  921,864


---------------
 * Fiscal period from June 30, 1998 through October 31, 1998.


** Fees shown include those paid to Warburg Pincus, which provided sub-advisory services to the fund until June 23, 1999.



     Until March 20, 1998, Sierra Fund Administration Corporation ("Sierra Administration") served as the administrator, and PFPC (Formerly First Data Investor Services Group) served as the sub-administrator to each of the WM Trust II Funds and each of the Portfolios. Shareholder Services had provided transfer agency and other shareholder services to each of the WM Trust I Funds prior to that date, and has provided transfer agency and other shareholder services to each of the Funds and Portfolios since March 20, 1998.


     For the three most recent fiscal years the Trusts paid Shareholder Services and its affiliates the following administration and/or Transfer Agent fees:


                                                                    FISCAL YEAR ENDED:
                                                   -----------------------------------------------------
                                                   OCTOBER 31, 1999    OCTOBER 31, 1998    JUNE 30, 1998
                                                   ----------------    ----------------    -------------
                                                      FEES PAID           FEES PAID          FEES PAID
                                                   ----------------    ----------------    -------------
Money Market Fund*...............................      $541,844           $  586,106               n/a
Tax-Exempt Money Market Fund*....................      $ 34,898           $   16,010               n/a
California Money Fund**..........................      $ 35,836           $   13,361        $   73,762
Short Term Income Fund**.........................      $133,452           $   24,407        $   33,910
U.S. Government Securities Fund*.................      $363,404           $1,290,295               n/a
Income Fund*.....................................      $334,494           $  195,913               n/a
High Yield Fund..................................      $ 32,915           $    2,519               n/a
Tax-Exempt Bond Fund*............................      $142,745           $   98,013               n/a
California Municipal Fund**......................      $159,864           $   41,000        $  860,498
California Insured Intermediate Municipal
  Fund**.........................................      $ 27,683           $    8,369        $  161,117
Florida Insured Municipal Fund**.................      $ 10,498           $    3,487        $   65,423
Bond & Stock Fund................................      $243,305           $  248,201               n/a
Growth & Income Fund.............................      $857,489           $  482,655               n/a
Growth Fund**....................................      $563,060           $  106,901        $  723,887
International Growth Fund**......................      $152,297           $   46,783        $  370,136
Growth Fund of the Northwest***..................      $384,555           $  394,356               n/a
Small Cap Stock Fund**...........................      $370,377           $  132,833        $  620,085
Strategic Growth Portfolio+**....................      $ 79,921           $  129,401        $  303,985
Conservative Growth Portfolio+**.................      $159,931           $   87,805        $1,463,013
Balanced Portfolio+**............................      $164,646           $  374,761        $1,079,118
Flexible Income Portfolio+**.....................      $ 50,193           $   32,391        $   88,955
Income Portfolio+**..............................      $  9,614           $   22,302        $   76,470


---------------

 + The Portfolios commenced operations on July 25, 1996.


 * Fiscal year end changed from 12/31 to 10/31 as of 10/31/98.



** Fiscal year end changed from 6/30 to 10/31 as of 10/31/98.



     For the three most recent fiscal years, Shareholder Services and its affiliates paid the following amounts to PFPC for sub-administrative services to the Funds and Portfolios.



                                                              FISCAL YEARS ENDED:
                                       -----------------------------------------------------------------
                                       OCTOBER 31, 1999    OCTOBER 31, 1998    JUNE 31, 1998      1997
                                       ----------------    ----------------    -------------    --------
Money Market Fund*.................        $243,157            $134,737               n/a            n/a
Tax-Exempt Money Market Fund*......        $ 13,857            $  8,464               n/a            n/a
California Money Fund**............        $ 15,235            $  5,818          $ 37,008       $ 37,649
Short Term Income Fund**...........        $ 54,836            $  6,151          $ 31,105       $ 24,633
US Government Securities Fund*.....        $171,764            $ 98,252               n/a            n/a
Income Fund*.......................        $122,549            $ 73,599               n/a            n/a
High Yield Fund....................        $ 18,310            $  7,768               n/a            n/a
Tax-Exempt Bond Fund*..............        $128,995            $ 89,401               n/a            n/a
California Municipal Fund**........        $166,146            $ 50,611          $243,920       $302,048
California Insured Intermediate
  Municipal Fund**.................        $ 28,085            $  3,302          $249,738       $ 58,360
Florida Insured Municipal Fund**...        $  9,110            $ 84,519          $ 23,945       $ 25,408
Bond & Stock Fund..................        $151,764            $212,391               n/a            n/a
Growth & Income Fund...............        $485,890            $ 67,046               n/a            n/a
Growth Fund of the Northwest.......        $156,304            $ 40,745               n/a            n/a
Growth Fund*.......................        $231,789            $ 22,493          $260,697       $213,556
International Growth Fund**........        $ 66,876            $ 21,615          $249,221       $141,808
Small Cap Stock Fund**.............        $ 54,624            $ 10,291          $193,279       $241,257
Strategic Growth Portfolio**.......        $ 53,387            $ 39,627          $ 32,694       $  1,128
Conservative Growth Portfolio**....        $149,238            $ 31,153          $ 52,443       $  1,164
Balanced Portfolio**...............        $137,954            $  2,670          $ 45,182       $  1,257
Flexible Income Portfolio**........        $ 39,162            $  1,842          $ 25,987       $  1,533
Income Portfolio**.................        $  7,760                  --          $ 25,783       $  1,249


---------------

 * Fiscal year end changed from 12/31 to 10/31 as of 10/31/98.



** Fiscal year end changed from 6/30 to 10/31 as of 10/31/98.


TRANSFER AGENT AND CUSTODIAN

     WM Shareholder Services, Inc., provides transfer agency and other services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. WM Shareholder Services, Inc. is an indirect wholly owned subsidiary of Washington Mutual, located at 1201 Third Avenue, 22nd Fl., Seattle, Washington 98101. The Custodian for the Funds and Portfolios is Boston Safe Deposit and Trust Co., which is located at One Boston Place, Boston, Massachusetts 02108. WM Shareholder Services, Inc. may charge a fee for special services, such as providing historical account documents, that are beyond the normal scope of its services.

COUNSEL

     Ropes & Gray, located at One International Place, Boston, Massachusetts 02110, serves as counsel to the Trusts.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


     Deloitte & Touche LLP, 50 Fremont Street, San Francisco, CA 94105, serves as independent accountants to each of the Funds and Portfolios providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various filings with the Securities and Exchange Commission. The information provided for periods prior to October 31, 1998 has been audited by other auditors. The financial statements, financial highlights and Report of Independent Accountants of Deloitte & Touche LLP for each of the Funds and Portfolios contained in the Funds' and the Portfolios' Annual Report for the fiscal period ended October 31, 1999 are hereby incorporated by reference. The financial highlights and Report of Independent Accountants of the prior auditors are incorporated herein by reference. The financial statements incorporated by reference into this SAI and the financial highlights in the Prospectus have been audited by Deloitte & Touche LLP and by other auditors for prior periods and have been so included in reliance on such independent accountants' reports, given on the authority of such firms as experts in accounting and auditing.


ORGANIZATION OF THE TRUST

     WM Trust I is an open-end management investment company, organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated September 19, 1997, as amended from time to time (the "WM Trust I Agreement"). WM Trust II is organized as a Massachusetts business trust pursuant to a Master Trust Agreement dated February 22, 1989, as amended from time to time (the "WM Trust II Agreement"). The WM Trust I Agreement and WM Trust II Agreements are collectively referred to herein as the "Trust Agreements." WM Strategic Asset Management Portfolios, LLC is an open-end management investment company, organized as a Massachusetts limited liability company pursuant to a Limited Liability Company Agreement dated March 12, 1999, as amended from time to time (the "LLC Agreement"). In the interest of economy and convenience, certificates representing shares in the Trusts are not physically issued. Boston Safe Deposit and Trust Co. ("Boston Safe"), the Trusts' Custodian, and Shareholder Services, the Trusts' Transfer Agent, maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, Portfolio or Class, except with respect to the election of Trustees and the selection of independent accountants, for which shareholders of each Trust as a whole vote together.

     Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreements and LLC Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of any of a Trust's outstanding shares.


     Massachusetts law provides that shareholders, under certain circumstances, could be held personally liable for the obligations of a business trust, such as WM Trust I or WM Trust II. However, each Trust Agreement disclaims shareholder liability for acts or obligations of the Trusts and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. Each Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trusts' management believes is remote. The Trustees intend to conduct the operations of each Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for the liabilities of the Trust. Massachusetts law provides that shareholders of limited liability companies, such as WM Strategic Asset Management Portfolios, LLC, may not be held personally liable for the obligations of the Portfolios.

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INVESTMENT OBJECTIVES AND POLICIES

     The Prospectus discusses the investment objective or objectives of each of the Funds and Portfolios and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds and Portfolios may invest, the investment policies and portfolio strategies that the Funds and Portfolios may utilize and certain risks attendant to such investments, policies and strategies.


     RATINGS AS INVESTMENT CRITERIA. In general, the ratings of nationally recognized statistical rating organization ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), Duff and Phelps, and Fitch IBCA, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds will also rely upon the independent advice of the Advisor or their respective sub-advisors. The Appendix to this SAI contains further information concerning the ratings of these services and their significance.


     To the extent that the rating given by Moody's or S&P for securities may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     U.S. GOVERNMENT SECURITIES. U.S. Government Securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government Securities include, but are not necessarily limited to, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Advisor or the Fund's sub-advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     ILLIQUID INVESTMENTS. These securities generally cannot be sold or disposed of in the ordinary course of business at approximately the value at which the Fund has valued the investments within seven days. This may have an adverse effect upon the Fund's ability to dispose of the particular securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid, that investment will be treated as an illiquid security.


     BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

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

     Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. The deposits of branches licensed by certain states may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, the Advisor or the Funds' respective sub-advisors will carefully evaluate such investments on a case-by-case basis.

     A Fund may purchase a CD, TD or bankers' acceptances issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.

     Savings and loan associations whose CDs, TDs and bankers' acceptances may be purchased by the Funds are supervised by the OTS and insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the United States Government. As a result, such savings and loan associations are subject to regulation and examination.

     MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Funds may invest include these classified as governmental or government-related. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

     Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Funds will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.

     The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled

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

payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 7- to 9-year average life for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.


     REPURCHASE AGREEMENTS. The California Money, Short Term Income, High Yield, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds may invest in repurchase agreements. The California Municipal Fund may invest no more than 20%, in the aggregate, of its assets in repurchase agreements and certain other securities or instruments, but this 20% limit does not apply to investments for temporary defensive purposes. The Money Market, Tax-Exempt Money Market, U.S. Government Securities, Income, Tax-Exempt Bond, Bond & Stock and Growth & Income Funds and Growth Fund of the Northwest may enter into repurchase agreements with brokers, dealers and banks to temporarily invest cash reserves, provided that repurchase agreements maturing in greater than 7 days cannot exceed 10% of each Fund's total assets.



     WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED DELIVERY TRANSACTIONS. A segregated account in the name of the Fund consisting of cash or other liquid assets equal to the amount of when-issued or delayed-delivery commitments will be established at the Trusts' Custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).



     STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions for each of the Funds stated elsewhere in this SAI and in the Prospectus, each of the Funds and Portfolios, except for the Money Funds, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. No Fund or Portfolio currently intends to enter into Strategic Transactions, excluding Strategic Transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets.


     The Funds and Portfolios may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (each separately, a "component" transaction), instead of a single transaction, as part of a single strategy when, in the opinion of the Advisor or the sub-advisor, it is in the best interest of the Fund or Portfolio to do so. A combined transaction may contain elements of risk that are present in each of its component transactions.

     The use of Strategic Transactions for asset management purposes involves special considerations and risks. Additional risks pertaining to particular strategies that make up Strategic Transactions are described below. Successful use of most Strategic Transactions depends upon the Advisor or the sub-advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which Strategic Transactions are traded. In addition, a Fund or Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Strategic Transactions involving obligations to third parties (i.e., Strategic Transactions other than purchased options). These requirements might impair the Fund's ability to

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

sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time.

     - SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which a Fund engaging in Strategic Transactions may enter, consistent with the Fund's investment policies and restrictions, are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.

     A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Advisor and the Trusts believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars are relatively recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they may be less liquid.

     - FUTURES ACTIVITIES. Each of the Funds permitted to engage in Strategic Transactions within WM Trust II, and the High Yield and Mid Cap Stock Funds and each of the Portfolios may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the Fund involved for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted Strategic Transactions. In the case of the California Municipal, the California Insured Intermediate Municipal and the Florida Insured Municipal Funds, such investments will be made only in unusual circumstances, such as when that Funds' sub-advisor anticipates an extreme change in interest rates or market conditions. The ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirement of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes" below.

     - FUTURES CONTRACTS. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

     The purpose of entering into a futures contract by a Fund or Portfolio is to protect the Fund or Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, if the California Municipal Fund, the California Insured Intermediate Municipal Fund or the Florida Insured Municipal Fund owns long-term bonds and tax-exempt rates are expected to increase, these Funds might enter into futures contracts to sell a municipal bond index. Such a transaction would have much the same effect as a Fund's selling some of the long-term bonds in its portfolio. If tax-exempt rates increase as anticipated, the value of certain long-term municipal obligations in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Because the value of portfolio securities will far exceed the value of the futures contracts entered into by a Fund, an increase in the value of the futures contract would only mitigate -- but not totally offset -- the decline in the value of the portfolio.

     No consideration is paid or received by a Fund upon entering into a futures contract. Initially, a Fund or Portfolio would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in its nature the equivalent of a performance bond or good faith deposit on the contract, which is returned to a Fund or Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund or Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Fund's or Portfolio's existing position in the contract.

     There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Advisor or the sub-advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

     Although the Funds and the Portfolios intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund or Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Funds or Portfolios will be required to either (i) segregate sufficient cash or liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in the Funds' or Portfolio's assets, the Funds and Portfolios will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Funds and Portfolios will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those positions, adjusted for the historical volatility relationship between the portfolio and the index contracts.

     - OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The value of the option can change daily and that change would be reflected in the net asset value of the Fund or Portfolio holding the option.

     When engaging in Strategic Transactions, the Funds and the Portfolios may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

     There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by the Advisor or the sub-advisors, which could prove to be inaccurate. Even if the expectations of the Advisor or the sub-advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.


     - OPTIONS ON SECURITIES. The Short Term Income, Bond & Stock, Growth & Income, Growth, International Growth, Mid Cap Stock, Small Cap Stock Funds and the Growth Fund of the Northwest may buy and sell covered put (except for the Bond & Stock, Growth & Income and Growth Fund of the Northwest Funds) and call options on securities.


     Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (1) in-the-money call options when the Advisor or its sub-advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when the Advisor or its sub-advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when the Advisor or its sub-advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

     So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.

     An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Fund expects to purchase or write call or put options issued by the OCC, except that options on U.S. Government Securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. Any over-the-counter option written by a Fund will be with a qualified dealer pursuant to an Agreement under which the Fund may repurchase the option at a formula price at which the Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will generally be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Fund may not be able to liquidate its position in over-the-counter options, and the inability of the Fund to enter into closing purchase transactions on options written by the Fund may result in a material loss to the Fund.

     A Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, the Fund will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

     To facilitate closing transactions, a Fund will generally purchase or write only those options for which the Advisor or its sub-advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of the Advisor and its sub-advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

     In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock.

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

The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

     Additional risks exist with respect to mortgage-backed U.S. Government Securities for which the Fund may write covered call options. If a Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. In such an instance, the Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.

     - OPTIONS ON SECURITIES INDEXES. The Short Term Income, California Insured Intermediate Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

     Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if the Advisor or its sub-advisor believes the option can be closed out.

     Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor or its sub-advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

     Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.


     - FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Short Term Income, Income, High Yield Growth, Mid Cap Stock, Small Cap Stock, and International Growth Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position a hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.


     If a Fund enters into a position hedging transaction, the Trusts' Custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash or other liquid assets in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of the Advisor or the sub-advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with the Custodian a segregated account of cash or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount
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

of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to a Fund of engaging in currency transactions with factors such as, the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

     If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     The Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a Fund's underlying currency. For instance, a Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

     There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although the Advisor and each sub-advisor will attempt to hold such mismatching to a minimum, there can be no assurance that the Advisor or the Fund's sub-advisor will be able to do so.

     There is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The Commodity Futures Trading Commission has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.


     - OPTIONS ON FOREIGN CURRENCIES. The Short Term Income, High Yield California Insured Intermediate Municipal, Growth, Mid Cap Stock and International Growth Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and may thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse

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

movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction, or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

     The Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when the Advisor or Fund's sub-advisor anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

     A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by Boston Safe, the Fund's Custodian, upon conversion or exchange of other foreign currency held by the Fund). A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid debt securities in a segregated account with Boston Safe.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the projections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting the Fund to liquidate open positions at a profit prior to their exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


     SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the Income, High Yield, Bond & Stock, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds are made in securities of companies in (or governments of) developed countries, the Funds set forth above may also invest in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. "Developing or Emerging Markets," for the WM Group of Funds, include all countries in Latin America and the Caribbean, all countries in Asia (except Australia, Hong Kong, Japan,

New Zealand, and Singapore), all countries in Africa and the Middle East (except Israel), all former Eastern bloc countries, Russia and the Commonwealth of Independent States, Greece, Portugal and Turkey. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries.


     Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.


     LENDING OF PORTFOLIO SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Short Term Income, Growth, Small Cap Stock, and International Growth Funds each may lend portfolio securities up to 20% of total assets. The Money Market, U.S. Government Securities, Income, High Yield, Bond & Stock, Growth & Income, Mid Cap Stock Funds and the Growth Fund of the Northwest may lend portfolio securities up to 33% of total assets. These Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trusts' Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder." The Funds will not lend more than 20% of their respective total assets.


     MUNICIPAL OBLIGATIONS. Municipal Obligations are securities, the interest on which qualifies for exclusion from gross income for federal income tax purposes in the opinion of bond counsel to the issuer. The three principal classifications of Municipal Obligations are Municipal Bonds, Municipal Commercial Paper and Municipal Notes.

     Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications: General Obligation Bonds and Revenue Bonds. An AMT-Subject Bond is a particular kind of Revenue Bond. The classifications of Municipal Bonds and AMT-Subject Bonds are discussed below.

     1. GENERAL OBLIGATION BONDS. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

     2. REVENUE BONDS. Revenue Bonds are issued to finance a wide variety of capital projects, including; electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     3. AMT-SUBJECT BONDS. AMT-Subject Bonds are considered Municipal Bonds if the interest paid on them is excluded from gross income for federal income tax purposes and if they are issued by or on

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

        behalf of public authorities to raise money to finance, for example, privately operated manufacturing or housing facilities, publicly operated airport, dock, wharf, or mass-commuting facilities. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     MUNICIPAL COMMERCIAL PAPER issues typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing, and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

     MUNICIPAL NOTES generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

     1. TAX ANTICIPATION NOTES. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes and are payable from these specific future taxes.

     2. REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

     3. BOND ANTICIPATION NOTES. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for the repayment of the notes.

     4. CONSTRUCTION LOAN NOTES. Construction Loan Notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by GNMA to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Money Market, California Money, Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds (the "Municipal Funds") will only purchase Construction Loan Notes that are subject to GNMA or bank purchase commitments.

     From time to time, proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Obligations have been introduced before Congress. Similar proposals may be introduced in the future. If a proposal to restrict or eliminate the federal tax exemption for interest on Municipal Obligations were enacted, the availability of Municipal Obligations for investment by the Municipal Funds would be adversely affected. In such event, the Municipal Funds would reevaluate their respective investment objectives and policies and submit possible changes in the structure of the Funds for the consideration of shareholders.

     PARTICIPATION INTERESTS. The Municipal Funds may invest in participation interests purchased from banks in floating rate or variable rate municipal obligations (such as AMT-Subject Bonds) owned by banks. A participation interest gives the purchaser an undivided interest in the municipal security in the proportion that the relevant Fund's participation interest bears to the total principal amount of the municipal security and provides a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. A Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests in the form to be purchased by the Fund are new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. The Funds intend

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

to purchase participation interests based upon opinions of counsel to the issuer to the effect that income from them is tax-exempt to the Fund.

     STAND-BY COMMITMENTS. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a "put" option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.

     The amount payable to a Fund upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

     A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 1/2 of 1% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Funds intend to enter into stand-by commitments only with broker-dealers, dealers or banks that the Advisor or their sub-advisor believes present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Advisor or its sub-advisor in accordance with procedures established by the Board of Trustees.

     A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL OBLIGATIONS

     The ability of issuers to pay interest on, and repay principal of, California municipal obligations ("California Municipal Obligations") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities,
(2) voter initiatives, (3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property and (4) the general financial condition of the State of California. The following information constitutes only a brief summary, and is not intended as a complete description. The information has been drawn, in some cases by excerpt, from official statements relating to securities offerings of the State of California available as of the date of this Statement of Additional Information. While the information has not been independently verified by the California Money, California Municipal Fund, or California Insured Intermediate Municipal Fund (the "California Fund"), the California Fund has no reason to believe that such information is not correct in all material respects.

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

     AMENDMENTS TO THE CALIFORNIA CONSTITUTION AND RELATED STATUTES. Since 1978 the California voters have voted to amend the California Constitution in a number of ways which could affect a governmental entity's ability to budget or raise sufficient funds to meet debt service on bonds and other obligations.

     These amendments, among other things, provide maximum limits on ad valorem taxes on real property, appropriation limits for state and local governmental entities, require new local taxes to be submitted to the electorate and make it generally more difficult for local agencies to levy and maintain fees, charges and assessments for municipal services and programs. These amendments may adversely affect the ability of issuers of California Municipal Obligations to make timely payments of principal and interest, and may adversely affect the supply of California Municipal Obligations.

     OTHER RELEVANT CALIFORNIA LAWS. A wide variety of California laws and regulations may affect, directly or indirectly, the payment of interest on, or the repayment of the principal of, California Municipal Obligations in which the California Money, California Municipal and California Insured Intermediate Municipal Funds may invest. The impact of such laws and regulations on particular California Municipal Obligations may vary depending upon numerous factors including, among others, the particular type of Municipal Security involved, the public purpose funded by the Municipal Security and the nature and extent of insurance or other security for payment of principal and interest on the Municipal Security. For example, California Municipal Obligations which are payable only from the revenues derived from a particular facility may be adversely affected by California laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. California Municipal Obligations, the payment of interest and principal on which is insured in whole or in part by a California governmentally created fund, may be adversely affected by California laws or regulations which restrict the aggregate insurance proceeds available for payment of principal and interest in the event of a default on such Municipal Obligations.

     Certain California Municipal Obligations in which the California Money, California Municipal and California Insured Intermediate Funds may invest may be obligations that are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect such revenues and, consequently, payment on those California Municipal Obligations.

     Certain California Municipal Obligations in which the California Money, California Municipal and California Insured Intermediate Municipal Funds may invest may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust, two of which limit the creditor's right to obtain a deficiency judgment. One of the limitations is based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires the creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

     Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. Therefore, the effective minimum period for foreclosing on a home mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

     In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

     Certain California Municipal Obligations in which the California Money, California Municipal and California Insured Intermediate Municipal Funds may invest may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to the California statutory limitations described above applicable to obligations secured by real property. Under California anti-deficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

     Under California law, mortgage loans secured by single family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in any twelve month period in excess of 20% of the original amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

     Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific California Municipal Obligations the California Money, California Municipal and California Insured Intermediate Municipal Funds will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the Municipal Obligations in which the California Money, California Municipal and California Insured Intermediate Municipal Funds may invest and, therefore, on the units of the California Money, California Municipal or California Insured Intermediate Municipal Funds.

     ADDITIONAL CONSIDERATIONS. With respect to Municipal Obligations issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trusts cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Obligations for investment by the California Money, California Municipal and California Insured Intermediate Municipal Funds and the value of the Fund's investments. In such event, the Trustees would reevaluate the investment objective and policies of the California Money, California Municipal and California Insured Intermediate Municipal Funds and consider changes in its investments structure or possible dissolution.

SPECIAL CONSIDERATIONS RELATING TO FLORIDA MUNICIPAL OBLIGATIONS

     The following information constitutes only a brief summary, and does not purport to be a complete description. The information in this section is updated periodically. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects. The source of the 1994-95, 1995-96 and 1996-97 figures set forth below is the Revenue and

Economic Analysis Unit of the Executive Office of the Governor of the State of Florida. Such figures are preliminary and subject to change without notice.

     An amendment to the State Constitution was approved by statewide ballot in the November 8, 1994 general election which is commonly referred to as the "Limitation on State Revenues Amendment." This amendment provides that State revenues collected for any fiscal year shall be limited to State revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in State personal income over the most recent twenty quarters times the State revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to the budget stabilization fund until the fund reaches the maximum balance specified in Section 19(g) of Article III of the State Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on State revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote of each house.

     The term "State revenues," as used in the amendment, means taxes, fees, licenses, and charges for services imposed by the Legislature on individuals, businesses, or agencies outside State government. However, the term "State revenues" does not include: (i) revenues that are necessary to meet the requirements set forth in documents authorizing the issuance of bonds by the State; (ii) revenues that are used to provide matching funds for the federal Medicaid program with the exception of the revenues used to support the Public Medical Assistance Trust Fund or its successor program and with the exception of State matching funds used to fund elective expansions made after July 1, 1994;
(iii) proceeds from the State lottery returned as prizes; (iv) receipts of the Florida Hurricane Catastrophe Fund; (v) balances carried forward from prior fiscal years; (vi) the proceeds from the sale of goods (e.g. land, buildings); or (vii) revenue from taxes, licenses, fees and charges for services required to be imposed by any amendment or revision to the State Constitution after July 1, 1994. The amendment took effect on January 1, 1995 and is applicable to State fiscal year 1995-96.

     It should be noted that many of the provisions of the amendment are ambiguous, and likely will not be clarified until State courts have ruled on their meanings. Further, it is unclear how the Legislature will implement the language of the amendment and whether such implementing legislation itself will be the subject of further court interpretation.

     The Fund cannot predict the impact of the amendment on State finances. To the extent local governments traditionally receive revenues from the State which are subject to, and limited by, the amendment, the future distribution of such State revenues may be adversely affected by the amendment.

     Hurricanes continue to threaten Florida resulting in significant property damages. The 1995 hurricane season was especially active. The Fund cannot predict the impact on state finances resulting from repeated hurricane damage.


     LOWER-RATED SECURITIES. The Income, Tax-Exempt Bond, Bond & Stock, Growth & Income, Mid Cap Stock, and Small Cap Stock Funds may each invest up to 35%, and Growth Fund up to 20%, of their total assets, respectively, in non-investment grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities determined to be of comparable quality by the Advisor. The High Yield Fund may invest entirely in such securities and will generally invest at least 65% of its assets in such securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix to this SAI for a more detailed description of the ratings assigned by ratings organizations and their respective characteristics.


     Historically, economic downturns have disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by any of the Funds set forth above. Prices and yields of high yield securities will fluctuate over time and may affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

     Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Advisor and the sub-advisor of each of the Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Fund's investment objectives by investment in such securities may be more dependent on the Advisor or its sub-advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded the Advisor or the Fund's sub-advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security.

     Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

                            INVESTMENT RESTRICTIONS

     Certain of the Funds' and Portfolios' investment restrictions set forth below are fundamental policies. A fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the 1940 Act. Such a majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a meeting of shareholders of the Fund or Portfolio, if the holders of more than 50% of the outstanding shares of the Fund or Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund or Portfolio. A fundamental policy affecting a particular Fund or Portfolio may not be changed without the vote of a majority of the outstanding shares of the affected Fund or Portfolio.

     RESTRICTIONS APPLICABLE TO THE CALIFORNIA MONEY, SHORT TERM INCOME, CALIFORNIA MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, FLORIDA INSURED MUNICIPAL, GROWTH, INTERNATIONAL GROWTH AND SMALL CAP STOCK FUNDS:

     Restrictions 1 through 16 are fundamental policies of the Funds. Investment restrictions 17 through 26 may be changed by the WM Trust II's Board of Trustees at any time, without shareholder approval.

     The above listed Funds are prohibited from:

      1. Purchasing the securities of any issuer (other than U.S. Government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that this restriction shall not apply to the California Money, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds.

      2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities; provided further that this restriction shall not apply to the California Money, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal and Growth Funds; and provided further that the Growth Fund may not own more than 10% of the outstanding voting securities of a single issuer.

      3. Purchasing securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

      4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Growth and International Growth Funds.

      5. Borrowing money, except that (a) the Funds may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of a Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) the Short Term Income, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth and Small Cap Stock Fund may enter into futures contracts, and (c) the Short Term Income Fund may engage in dollar roll transactions; provided that whenever borrowings pursuant to
         (a) above (except that whenever borrowings pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities; and provided further that the Short Term Income Fund is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such borrowing).

      6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and
         (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

      7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      8. Purchasing or selling real estate or interests in real estate, except that a Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.

      9. Investing in commodities, except that the Short Term Income, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth, International Growth and Small Cap Stock Funds may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

     10. Investing in oil, gas or other mineral exploration or development programs.

     11. Making loans, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the California Municipal and Florida Insured Municipal Funds) and the entry into repurchase agreements.

     12. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a consolidation, reorganization, acquisition of assets or an offer of exchange or as otherwise permitted by law, including the 1940 Act.

     13. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry provided that this limitation shall not apply to the purchase of (a) U.S. Government securities, (b) municipal obligations issued by governments or political subdivisions of governments or (c) with respect to the California Money Fund, U.S. dollar-denominated bank instruments such as certificates of deposit, time deposits, bankers' acceptances and letters of credit that have been issued by U.S. banks.

     14. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof; provided that this restriction shall not apply to the Short Term Income, California Insured Intermediate Municipal and Growth Funds; and provided further that (a) the International Growth and Small Cap Stock Funds may purchase, write and sell covered put and call options on securities, (b) the California Municipal, Florida Insured Municipal, International Growth and Small Cap Stock Funds may purchase, write and sell futures contracts and options on futures contracts, (c) the California Money, California Municipal and Florida Insured Municipal Funds may acquire stand-by commitments, (d) the International Growth and Small Cap Stock Funds may purchase and write put and call options on stock indexes, and (e) the International Growth Fund may purchase put and call options and write covered call options on foreign currency contracts.


     15. With respect to the Growth Fund, investing more than 35% of the Fund's assets in non-investment grade debt securities.


     16. With respect to the Short Term Income Fund, having a dollar-weighted average portfolio maturity in excess of five years.

     17. With respect to the Growth Fund, investing more than 25% of the Fund's assets in foreign securities.


     18. Purchasing securities that are not readily marketable if more than 10% of the net assets of a Money Fund, or more than 15% of the net assets of a Non-Money Fund, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; provided that the Funds may not invest more than 10% of its total assets in such securities, except the Short Term Income and Growth Funds (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.



     19. Purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years; provided that in the case of industrial revenue bonds purchased for the Municipal Funds, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid.



     20. Making investments for the purpose of exercising control or management.



     21. Purchasing or retaining securities of any company if, to the knowledge of the Company, any of the Company's officers or Trustees or any officer or director of the Advisor or a sub-advisor individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.



     22. Investing in warrants, (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.



     23. Purchasing or selling interests in real estate limited partnerships.



     24. Investing in mineral leases.



     25. Entering into Strategic Transactions otherwise prohibited by the Fund's investment restrictions or in the aggregate in excess of 25% of the Fund's net assets, for purposes other than bona fide hedging positions or that are not "covered," subject to such greater percentage limitations as may be imposed by the Advisor from time to time.

     For purposes of the investment restrictions described above, the issuer of a municipal security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of investment restriction Number 13 above, AMT-Subject Bonds and Revenue Bonds, the payment of principal and interest on which is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." The percentage limitations contained in the restrictions listed above apply at the time of purchase of securities, and shall not be considered violated unless an excess or deficiency occurs immediately after and as a result of such purchase.

THE INVESTMENT RESTRICTIONS SET FORTH BELOW HAVE BEEN ADOPTED BY WM TRUST I WITH RESPECT TO THE FUNDS WITHIN WM TRUST I AS FUNDAMENTAL POLICIES.

     EACH OF THE MONEY MARKET AND TAX-EXEMPT MONEY MARKET FUNDS MAY NOT:

      1. invest in common stocks or other equity securities(1)

      2. borrow money for investment purposes, except that each Fund may borrow up to 5% of its total assets in emergencies, and may borrow up to 33 1/3% of such assets to meet redemption requests that would otherwise result in the untimely liquidation of vital parts of its portfolio;

      3. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

      4. buy or sell options;

      5. act as underwriter of securities issued by others;

      6. buy securities restricted as to resale under federal securities laws (other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, and except in connection with repurchase agreements);

      7. buy or sell real estate, real estate investment trust securities, commodities, or oil, gas and mineral interests;

      8. lend money, except in connection with repurchase agreements and for investments made in accordance with Fund policies discussed in the Prospectus;

      9. issue senior securities;

     10. invest more than 5%* of its total assets in the securities of any single issuer (except for the United States Government, its agencies or instrumentalities);

     11. invest more than 25%* of its total assets in securities of issuers in any single industry;

     12. invest more than 10%* of its net assets in illiquid securities;

     13. invest in companies for the purpose of exercising control.

     The Money Market Fund May Not:

     1. invest in other investment companies (except as part of a merger).


     The Tax-Exempt Money Market Fund May Not:


     1. invest more than 20%* of its assets in obligations that pay interest subject to federal alternative minimum tax.

* Percentage at the time the investment is made.

---------------


(1) For purposes of determining compliance with this restriction, the Tax-Exempt Money Market Fund will not consider securities of other money market Funds to be "common stocks or other equities."

     EACH OF THE INCOME, U.S. GOVERNMENT SECURITIES AND TAX-EXEMPT BOND FUNDS MAY NOT:


      1. invest more than 5%* of its total assets in any single issuer other than U.S. Government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation;


      2. acquire more than 10%* of the voting securities of any one company;

      3. invest in any company for the purpose of management or exercising control;

      4. invest in real estate or commodities, although the Income Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and/or securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate interests therein, and the Income and Tax-Exempt Bond Funds may purchase and sell interest rate futures and options;

      5. invest in oil, gas or other mineral leases;

      6. invest in securities restricted under federal securities laws other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended;

      7. invest more than 20%* of its assets in forward commitments;

      8. invest more than 25%* of its assets in any single industry;**

      9. invest more than 15%* of its net assets in illiquid securities;

     10. buy foreign securities not payable in U.S. dollars (not applicable to the Income Fund);

     11. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

     12. invest more than 5%* of its net assets in warrants including not more than 2%* of such net assets in warrants that are not listed on either the New York Stock Exchange or American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction;

     13. act as underwriter of securities issued by others;

     14. borrow money for investment purposes, although it may borrow up to 5% of its total net assets for emergency, non-investment purposes and, except for the Tax-Exempt Bond Fund, may enter into transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date;

     15. lend money (except for the execution of repurchase agreements);

     16. buy or sell put or call options;

     17. issue senior securities.

In addition,

     The U.S. Government Securities Fund May Not:

     1. invest less than 80%* of its assets in obligations guaranteed by the U.S. Government, its agencies and instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations.


     The Tax-Exempt Bond Fund May Not:


     1. buy or hold securities which directors or officers of the Fund or the Advisor hold more than .50% of the outstanding securities.

     The U.S. Government Securities and Income Funds May Not:

     1. invest in other investment companies (except as part of a merger).

     The U.S. Government Securities and Tax-Exempt Bond Funds May Not:

     1. buy common stocks or other equity securities, except that the Tax-Exempt Bond Fund may invest in other investment companies.

*  Percentage at the time the investment is made.

** It is a policy of the Income Fund to consider electric utilities, electric and gas utilities, gas utilities, and telephone utilities to be separate industries. The Fund also considers foreign issues to be a separate industry. It is a policy of the Tax-Exempt Bond Fund to apply this restriction only to its assets in non-municipal bond holdings, pollution control revenue bonds and industrial development revenue bonds. These policies may result in increased risk.

     The High Yield and Mid Cap Stock Funds May Not:

      1. invest more than 5% of its total assets in any single issuer other than U.S. Government Securities, except that up to 25% of the Fund's assets may be invested without regard to this 5% limitation;

      2. acquire more than 10% of the voting securities of any one company;

      3. invest in real estate** or commodities;

      4. invest in oil, gas or other mineral leases;

      5. invest more than 25% or more of its assets in any single industry;*

      6. buy securities on margin, mortgage or pledge its securities;

      7. act as underwriter of securities issued by others;

      8. borrow money for investment purposes (it may borrow up to 5% of its total assets for emergency, non-investment purposes);

      9. lend money (except for the execution of repurchase agreements);

     10. issue senior securities.

*  Percentage at the time the investment is made.

** This restriction will not prevent the Fund from purchasing and selling securities that are secured, directly or indirectly, by real estate or purchasing securities issued by companies that invest or deal in real estate.


     Each of the Bond & Stock, and Growth & Income Fund and the Growth Fund of the Northwest May Not:


      1. invest more than 5%* of its total assets in securities of any single issuer other than U.S. Government Securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation;

      2. acquire more than 10%* of the voting securities of any one company;

      3. invest in any company for the purpose of management or exercising control;

      4. invest in real estate (except publicly traded real estate investment trusts);

      5. invest in commodities;

      6. invest in oil, gas or other mineral leases;

      7. invest in other investment companies (except as part of a merger);

      8. invest more than 20%* of its total assets in forward commitments or repurchase agreements;

      9. invest more than 25%* of its total assets in any single industry;

     10. act as underwriter of securities issued by others;

     11. borrow money for investment purposes (it may borrow up to 5% of its total net assets for emergency, non-investment purposes);

     12. lend money (except for the execution of repurchase agreements);

     13. issue senior securities;

     14. buy or sell options, with the exception of covered call options which must be limited to 20% of total assets;

     15. buy or sell futures-related securities;

     16. invest in securities restricted under federal securities laws (other than securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended);

     17. invest more than 15%* of its net assets in illiquid securities;

     18. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

     19. invest more than 5%* of its net assets in warrants including not more than 2% of such net assets in warrants that are not listed on either New York Stock Exchange or American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction;

     20. invest more than 25%* of its total assets in foreign securities and then only in U.S. dollar-denominated foreign securities.

* Percentage at the time the investment is made.

THE INVESTMENT RESTRICTIONS SET FORTH BELOW HAVE BEEN ADOPTED BY THE WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC WITH RESPECT TO THE PORTFOLIOS AS FUNDAMENTAL POLICIES.


     Each of the Strategic Growth, Conservative Growth, Balanced, Flexible Income and Income Portfolios May Not


     1. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

     2. purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     3. make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     4. (i) purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer.

     5. issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

     6. will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

     7. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

     8. write or acquire options or interests in oil, gas or other mineral exploration or development programs.


                               PORTFOLIO TURNOVER



     The Money Funds attempt to increase yields by trading to take advantage of short-term market variations, which result in high portfolio turnover and high transactions costs. The Short Term Income, U.S. Government Securities, Income and High Yield Funds, the Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds and the Bond & Stock, Growth & Income, Growth, Mid Cap Stock, International Growth, the Small Cap Stock Funds and the Growth Fund of the Northwest do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.



     Under certain market conditions, the Short Term Income, California Insured Intermediate Municipal, Growth, Mid Cap Stock, International Growth or Small Cap Stock Funds may experience increased portfolio turnover as a result of such Fund's options activities. For instance, the exercise of a substantial number of options written by a Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. During fiscal year 1999, each of the Growth and International Growth Funds experienced a significant increase in portfolio turnover rate from fiscal year 1998. The Growth Fund rose to 119% from 24%, and the International Growth Fund rose to 164% from 41%.


     Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Advisor or a Fund's sub-advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.


                            SECURITIES TRANSACTIONS


     Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by the Advisor or the relevant sub-advisor, which also is responsible for placing these transactions, subject to the overall review of the Trusts' Board of Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by the Advisor or the sub-advisor, investments of the type the Fund may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Advisor or the sub-advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor or the sub-advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

     Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Advisor or the Fund's sub-advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor and each sub-advisor will consider the factors that the Advisor or the sub-advisor deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement among the Trusts authorizes the Advisor, and a sub-advisory agreement authorizes the sub-advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trusts, the other Funds and/or other accounts over which the Advisor, the sub-advisor or their affiliates exercise investment discretion. The fees under the advisory agreements between the Trusts, the Advisor and the sub-advisors are not reduced by reason of their receiving such brokerage and research services. The Trusts' Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trusts.

     Consistent with applicable provisions of the 1940 Act, the rules and exemptions adopted by the Commission thereunder, and relevant interpretive and "no-action" positions taken by the Commission's staff, the Trusts' Board of Trustees has adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all portfolio transactions with affiliates will be fair and reasonable. Under the procedures adopted, portfolio transactions for a Fund may be executed through any affiliated broker (other than affiliated persons of the Trust solely because the broker is an affiliated person of a sub-advisor of another Fund) if, subject to other conditions in the Rule 17e-1 procedures, in the judgment of the Advisor or the Fund's sub-advisor, the use of an affiliated broker is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction an affiliated broker charges the Fund a rate consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

     For the years set forth below, the WM Trust I and WM Trust II Funds paid the following brokerage commissions:

                        TOTAL BROKERAGE COMMISSIONS PAID


                                                                    FISCAL YEAR ENDED
                                                    -------------------------------------------------
                                                    OCTOBER 31,   OCTOBER 31,    JUNE 30,
                       FUND                            1999          1998          1998        1997
                       ----                         -----------   -----------   ----------   --------
Money Market Fund*................................  $       --      $    --     $       --   $     --
Tax-Exempt Money Market*..........................          --           --             --         --
California Money Fund***..........................          --           --             --         --
Short Term Income Fund***.........................       2,345           --          3,616      6,064
U.S. Government Securities Fund*..................       2,415           --             --         --
Income Fund*......................................       1,525           --             --         --
High Yield Fund...................................      22,639          757             --         --
Tax-Exempt Bond Fund*.............................       2,712          n/a             --         --
California Municipal Fund***......................       8,628          n/a             --         --
California Insured Intermediate Municipal Fund....       1,095          n/a          4,277      7,102
Florida Insured Municipal Fund***.................         354          n/a          1,905      7,935
Bond & Stock Fund**...............................     390,026      200,832            n/a    307,372
Growth & Income Fund**............................   1,244,070      643,715            n/a    502,372
Growth Fund of the Northwest**....................     215,410       59,090            n/a     98,599
Growth Fund***....................................     886,895       63,900        208,497    616,898
Small Cap Stock***................................      82,407       29,914        387,993    480,975
International Growth Fund***......................   1,092,074       47,507      1,036,609    696,191


---------------
  * Fiscal year changed from 12/31 to 10/31 as of 10/31/98

 ** Fiscal year ended 10/31


*** Fiscal year end changed from 6/30 to 10/31 as of 10/31/98



                                                                                    TOTAL AMOUNT OF
                                                             TOTAL BROKERAGE       TRANSACTIONS WHERE
                                                             COMMISSIONS PAID    BROKERAGE COMMISSIONS
                                                             TO BROKERS THAT      WERE PAID TO BROKERS
                                                            PROVIDED RESEARCH    THAT PROVIDED RESEARCH
                                                            FISCAL YEAR ENDED      FISCAL YEAR ENDED
                           FUND                              OCTOBER 31, 1999       OCTOBER 31, 1999
                           ----                             ------------------   ----------------------
Money Market Fund.........................................      $       --           $5,659,097,449
Tax-Exempt Money Market Fund..............................              --              151,567,804
California Money Fund.....................................              --              132,457,689
Short Term Income Fund....................................           2,345            1,533,723,393
U.S. Government Securities Fund...........................           2,415            2,987,578,590
Income Fund...............................................             775              997,825,560
High Yield Fund...........................................          21,914              418,909,924
Tax-Exempt Bond Fund......................................           2,712              508,459,883
California Municipal Fund.................................           8,628            1,466,430,865
California Insured Intermediate Municipal Fund............           1,095              246,155,623
Florida Insured Municipal Fund............................             354               54,577,653
Bond & Stock Fund.........................................         358,026              435,006,267
Growth & Income Fund......................................       1,105,630            3,677,963,222
Growth Fund of the Northwest..............................         197,045            3,742,488,410
Growth Fund...............................................         886,204            4,392,766,310
Small Cap Stock...........................................          70,401            1,441,372,166
International Growth Fund.................................       1,092,074            2,728,211,137


     As of December 31, 1999, none of the Funds held any securities of any "regular broker or dealer" (as such term is defined in the 1940 Act) of the Trusts or Portfolios.

                                NET ASSET VALUE


     The Trusts will calculate the net asset value of the Funds and Portfolios' Class A, Class B, and Class I shares as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York time), Monday through Friday, exclusive of national business holidays. The Trusts will be closed on the following national holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


     A security that is primarily traded on a U.S. exchange (including securities traded through the NASDAQ National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Over-the-counter securities that are not traded through the NASDAQ National Market System and U.S. Government Securities are valued at the mean of the current day's bid and asked prices. An option is generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. Short term debt securities that mature in 60 days or less are valued at amortized cost; assets of the Money Funds are also valued at amortized cost. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York Time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. If the market makes a limit move with respect to the security or index underlying the futures contract, the futures contract will be valued at a fair market value as determined by or under the direction of the Board of Trustees.

     Debt securities of U.S. issuers (other than U.S. Government Securities and short-term investments), including Municipal Obligations, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees, which may rely on the assistance of one or more Pricing Services. The procedures of each Pricing Service are reviewed periodically by the officers of the Trusts under the general supervision and responsibility of the Board of Trustees.

     VALUATION OF THE MONEY FUNDS. The valuation of the portfolio securities of the Money Funds is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

     The use by the Money Funds of the amortized cost method of valuing their respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Money Funds must maintain dollar-weighted average portfolio maturities of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Trusts to present minimal credit risks. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board of Trustees or its delegate, at such intervals as the Board of Trustees may deem appropriate, to determine whether the Funds' net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

     In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will cause the Trusts to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;

withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                          HOW TO BUY AND REDEEM SHARES


     Class A, Class B and Class I shares of the Funds and Portfolios may be purchased and redeemed in the manner described in the Prospectus and in this SAI. Class I shares are currently offered and sold only to the Portfolios.


     As stated in the prospectus, each Fund and Portfolio may sell class A shares at net asset value to brokers, dealers and registered investment advisers who have entered into arrangements with the Distributor providing specifically for the shares to be used in particular investment products or programs made available to their clients for which they may charge a separate fee. This includes investment products or programs that are available only with respect to the proceeds of redemptions of shares of other mutual funds on which the client had paid an initial or contingent deferred sales charge.

COMPUTATION OF PUBLIC OFFERING PRICES

     The Funds offer their shares to the public on a continuous basis. The public offering price per Class A share of the Funds is equal to the net asset value next computed after receipt of a purchase order, plus the applicable front-end sales charge, if any, as set forth in the Prospectus. The public offering price per Class B, or Class I share of the Funds is equal to the net asset value next computed after receipt of a purchase order.

     An illustration of the computation of the public offering price per share of each Fund and Portfolio is contained in the financial statements incorporated herein by reference.

     COMMISSIONS ON NAV SALES. The Distributor pays authorized dealers commissions of up to 1% on purchases of Class A shares at net asset value that are (i) part of a purchase of $1 million or more or (ii) sold to qualified employee benefit plans (including SEPs and SIMPLEs) that have more than 100 participants or that have more than $500,000 invested in the WM Group of Funds.

PAYMENT IN SECURITIES

     In addition to cash, the Funds and Portfolios may accept securities as payment for Fund or Portfolio shares at the applicable net asset value. Generally, the Funds and Portfolios will only consider accepting securities to increase their holding in a portfolio security or if WM Advisors determines that the offered securities are a suitable investment for the Fund or Portfolio and in a sufficient amount for efficient management.

     While no minimum has been established, the Funds and Portfolios may decide not to accept securities as payment for shares at their discretion. The Funds and Portfolios may reject in whole or in part any or all offers to pay for purchasers of shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for shares at any time without notice. The Funds and Portfolios will value accepted securities in the manner described in the section "Net Asset Value" for valuing shares of the Funds and Portfolios. The Funds and Portfolios will only accept securities which are delivered in proper form. The acceptance of securities by certain of the Funds or Portfolios in exchange for shares is subject to additional requirements. For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of Fund or Portfolio shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact WM Shareholder Services at 1-800-222-5852. Investors should not send securities to the Funds and Portfolios except when authorized to do so and in accordance with specific instructions received from WM Shareholder Services.

REDEMPTIONS


     The procedures for redemption of Class A and Class B shares of each Fund and Portfolio are summarized in the Prospectus under "How Can I Sell Shares." The right of redemption of Class A and Class B shares of a Fund or Portfolio may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of shareholders.


     CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGES. Contingent deferred sales charges (each, a "CDSC") imposed upon redemptions of Class A and Class B shares will be waived in certain instances.

     APPLICATION OF CLASS A SHARES CDSC. The Class A CDSC of 1.0% or 0.5% may be imposed on certain redemptions within one or two years of purchase, respectively, with respect to Class A shares (i) purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more, or (ii) acquired, including Class A shares of a Money Fund acquired, through an exchange for Class A shares of a Non-Money Fund purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more. The CDSCs for Class A shares are calculated on the lower of the shares' cost or current net asset value, and in determining whether the CDSC is payable, the Funds will first redeem shares not subject to any CDSC.

     With respect to certain investors who purchase Class A shares through an authorized dealer and who receive a waiver of the entire initial sales charge on Class A shares because the Class A shares where purchased through a plan qualified under Section 401(k) of the Code ("401(k) Plan") or through a plan qualified under Section 403(b) of the Code ("403(b) Plan") or who hold Class A shares of a Money Fund that were acquired through an exchange for Non-Money Fund Class A shares that were purchased at NAV through one of such plans, a CDSC of 1% may be imposed on the amount that was invested through the plan in such Class A shares and that is redeemed (i) if, within the first two years after the plan's initial investment in the Funds, the named fiduciary of the plan withdraws the plan from investing in the Funds in a manner that causes all shares held by the plan's participants to be redeemed; or (ii) by a plan participant in a 403(b) Plan within two years of the plan participant's purchase of such Class A shares. This CDSC will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder (including one who owns the shares as joint tenant). See "How to Buy and Redeem Shares" in the SAI.

     WAIVERS OF CLASS A SHARES CDSC. The Class A CDSC is waived for redemptions of Class A shares (i) that are part of exchanges for Class A shares of other Funds; (ii) for distributions to pay benefits to participants from a retirement plan qualified under Section 401(a) or 401(k) of the Code, including distributions due to the death or disability of the participant (including one who owns the shares as a joint tenant); (iii) for distributions from a 403(b) Plan or an IRA due to death, disability, or attainment of age 70 1/2, including certain involuntary distributions; (iv) for tax-free returns of excess contributions to an IRA; (v) for distributions by other employee benefit plans to pay benefits; (vi) in connection with certain involuntary distributions;
(vii) for systematic withdrawals in amounts of 1% or less per month; and (viii) by a 401(k) Plan participant so long as the shares were purchased through the 401(k) Plan and the 401(k) Plan continues in effect with investments in Class A shares of the Fund. See "How to Buy and Redeem Shares" in the SAI.

     For purposes of the waivers described in such section of the Prospectus, a person will be deemed "disabled" only if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration.

     DEFERRED SALES CHARGE ALTERNATIVE: CLASS B SHARES. If you choose the deferred sales charge alternative, you will purchase Class B shares at their NAV per share without the imposition of a sales charge at the time of purchase. Class B shares of the Short Term Income Fund that are redeemed within four years of purchase, and Class B shares of the remaining Funds and Portfolios that are redeemed within five years of purchase, however, will be subject to a CDSC as described below. CDSC payments and distribution fees on Class B shares may be used to fund commissions payable to Authorized Dealers.

     No charge will be imposed with respect to shares having a value equal to any net increase in the value of shares purchased during the preceding four or five years and shares acquired by reinvestment of net investment income and capital gain distributions. The amount of the charge is determined as a percentage of the lesser of (1) the NAV of the shares at the time of purchase or
(2) the NAV of the shares at the time of redemption. The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed, according to the following tables:

Class B shares of all Funds     Class B shares of all Funds of  Class B shares of all Funds of
(except for the Short Term      WM Trust II (except for the     WM Trust I purchased before
Income Fund) and Portfolios     Short Term Income Fund) and     March 20, 1998(2) and the
purchased after March 20, 1998  Portfolios purchased before     Short Term Income Fund
(other than shares of the       March 20, 1998, and shares of
Funds received in connection    the Funds received in
with the merger of other        connection with the merger of
mutual funds into certain       other mutual Funds into
Funds).                         certain funds.

      YEAR OF         CONTINGENT           YEAR OF           CONTINGENT          YEAR OF
    REDEMPTION         DEFERRED          REDEMPTION           DEFERRED         REDEMPTION          CONTINGENT
  AFTER PURCHASE     SALES CHARGE      AFTER PURCHASE       SALES CHARGE     AFTER PURCHASE      DEFERRED SALES
-------------------  ------------   ---------------------   ------------   -------------------   --------------
First                    5.00%      First                       5.00%      First                      4.00%
Second                   4.00%      Second                      4.00%      Second                     3.00%
Third                    3.00%      Third                       3.00%      Third                      2.00%
Fourth                   2.00%      Fourth                      3.00%      Fourth                     1.00%
Fifth                    1.00%      Fifth                       2.00%      Fifth and following           0%
Sixth and following      0.00%      Sixth                       1.00%
                                    Seventh and following       0.00%

---------------

(2) Class B shares of the U.S. Government Securities, Income and Tax-Exempt Bond Funds purchased prior to March 15, 1996, and Class B shares of the Growth & Income and Bond & Stock Funds and the Growth Fund of the Northwest purchased prior to January 15, 1996, are subject to a contingent deferred sales charge of 3% if redeemed the first or second year after purchase, 2% in the third or fourth year, 1% in the fifth year, and 0% in year six.


     For these purposes, all purchases are considered made on the last day of the month of purchase. To determine the CDSC payable on a redemption of Class B shares, a Fund will first redeem Class B shares not subject to a CDSC. Thereafter, to determine the applicability and rate of any CDSC, it will be assumed that shares representing the reinvestment of dividends and capital gain distributions are redeemed first and shares held for the longest period of time are redeemed next. Using this method, your sales charge, if any, will be at the lowest possible CDSC rate.

     The Trusts will adopt procedures to convert Class B shares, without payment of any sales charges, into Class A shares, which have lower distribution fees, after the passage of a number of years after purchase. Such conversion may occur in approximately eight years. Those shares of the former Griffin Funds purchased prior to the merger with the WM Group of Funds may convert in approximately six years.

     The conversion of Class B shares to Class A shares is subject to a favorable ruling from the Internal Revenue Service or a determination by the Board of Trustees, after consultation with legal counsel, that such conversion will not be subject to federal income tax. There can not be any assurance that a ruling or determination will be available. If they should not be available, the conversion of Class B shares to Class A shares would not occur and those shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

     WAIVERS OF CLASS B CDSCS. For each of the WM Trust II Funds purchased prior to March 20, 1998, no CDSCs will be assessed on redemptions of Class B shares in the case of systematic withdrawals in amounts of

1% or less per month; death of the shareholder; and redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder or attainment of age 70 1/2, from IRAs. The foregoing waivers may be changed at any time. For waivers with respect to each of the other Funds and Portfolios, or for shares of the WM Trust II Funds purchased on or after March 20, 1998, see the Prospectus.

     DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Trusts may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.

     SYSTEMATIC WITHDRAWAL PLAN. As described in the Prospectus, a Systematic Withdrawal Plan may be established by a shareholder who owns either Class A or Class B shares of a Fund with a value exceeding $5,000 and who wishes to receive specific amounts of cash periodically. Monthly, quarterly, semiannual or annual withdrawals in a minimum amount of $100 may be made under the Systematic Withdrawal Plan by redeeming as many shares of the Fund or Portfolio as may be necessary to cover the stipulated withdrawal payment. The CDSC on Class B shares is waived for withdrawals under a Systematic Withdrawal Plan that meets certain conditions as described in "Buying Class B shares -- Contingent deferred sales charge" in the Prospectus. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund or Portfolio, there will be a reduction in the value of the shareholder's investment in the relevant class of the Fund or Portfolio and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund or Portfolio. For additional information regarding the Systematic Withdrawal Plan, write to the WM Group of Funds at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101 or call the Trust at 800-222-5852.

     CHECK REDEMPTION PRIVILEGE. Checkwriting is available for the Class A shares of the Money Funds only. Checks to redeem shares of any of the Money Funds are drawn on the account of the Fund at Boston Safe and shareholders will be subject to the same rules and regulations that Boston Safe applies to checking accounts and, will have the same rights and duties with respect to stop payment orders, "stale" checks, and unauthorized endorsements as bank checking account customers do under Massachusetts Uniform Commercial Code. All notices with regard to those rights and duties must be given to Boston Safe.

HOW TO EXCHANGE SHARES

     You may exchange shares of any of the Funds or Portfolios for shares of the same class of any other of the Funds or Portfolios. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

     Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund originally purchased. Shares exchanged from Money Fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a Fund that imposes an initial or contingent deferred sales charge.

     All exchanges are subject to the minimum investment requirements of the Fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Funds or Portfolios reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund or Portfolios and, consequently, may be disallowed.

                            PERFORMANCE INFORMATION

YIELD

     MONEY FUNDS. From time to time, advertisements or shareholder reports concerning the Money Funds may describe yield and effective yield. The yield of a Money Fund refers to the income generated by an investment in the Fund over a 7-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. Effective yield will generally be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     FIXED-INCOME AND MUNICIPAL FUNDS. From time to time, the Fixed-Income and Municipal Funds may advertise 30-day yield. The 30-day yield of each of these Funds refers to the income generated by an investment in such Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Fund during the period by the maximum public offering price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum public offering price. In addition, these Funds may advertise a similar 30-day yield computed in the same manner except that the NAV per share is used in place of the public offering price per share.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

     In the Risk/Return Summary of the Prospectus, each of the Portfolio's performance is compared to a capital Mixed Benchmark. Each such benchmark is a blended mix of component indices. Descriptions of each such component index are as follows:

     - THE SALOMON BROTHERS U.S. 90-DAY T-BILL INDEX measures performance of United States Treasury Bills with maturities of three months.

     - THE LEHMAN BROTHERS MUTUAL FUND (I-5) GOVERNMENT/CORPORATE INDEX represents by all U.S. government agency and Treasury securities and all investment-grade corporate debt securities with maturities of one to five years.

     - THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). Balloons are included in the index; graduated payment mortgages (GPMs), buydowns, manufactured home mortgages, and graduated equity mortgages
       (GEMs) are not.

     - THE LEHMAN BROTHERS EAA LONG-TERM CORPORATE BOND INDEX includes all publicly issued, fixed rate, nonconvertible BAA rated, dollar-denominated, SEC-registered corporate debt with maturities greater than ten years.

     - THE LEHMAN BROTHERS AGGREGATE INDEX is an all-inclusive bond index which contains government, corporate, mortgage and asset-backed securities.

     - THE STANDARD & POOR'S 500 COMPOSITE INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy and all economic sectors.

     - THE RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies (approximately 10% of the total market capitalization) of the Russell 3000 Index.

     - THE RUSSELL 2000 GROWTH INDEX measures the performance of the companies with higher price-to-book ratios and higher forecasted growth values within the Russell 2000 Index.

     - THE RUSSELL 3000 INDEX is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     - THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA, AND THE FAR EAST PLUS EMERGING MARKETS FREE INDEX is a market capitalization weighted index composed of companies representative of the market structure of 48 developed and emerging market countries. The index is calculated with gross dividends reinvested and in United States Dollars.

     TAX-EQUIVALENT YIELD. The Municipal Funds, the California Money Fund and the Tax-Exempt Money Market Fund may also quote tax-equivalent yield. Tax-equivalent yield shows the taxable yields an investor would have to earn before taxes to equal the Funds' tax-free yield. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus the sum of a stated federal and applicable state tax rate, based upon the highest marginal tax rate and adjusted for the federal deduction of state taxes paid. To the extent that particular investor is not subject to the highest marginal tax rate, the tax-equivalent yield experienced by the investor will be lower than the tax-equivalent yield quoted by the Fund. If only a portion of a Fund's income is tax-exempt, only that portion is adjusted in the calculation.

TOTAL RETURN

     From time to time, a Fund may advertise its average annual total return over various periods. Such total return figures reflect a deduction or any front end sales charge or contingent deferred sales charge and show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested. Figures will be given for recent one-, five-, and ten-year periods (or from commencement of the Fund's operations) and may be given for other periods.

ADDITIONAL PERFORMANCE QUOTATIONS

     Advertisements of total return may also show total return without giving effect to sales charges. Similarly, a Fund may provide yield quotations in investor communications based on the Fund's NAV (rather than its public offering price) on the last day of the period covered by the yield computation. Because these additional quotations will not reflect the maximum sales charge payable, such performance quotations will be higher than the performance quotations that include the maximum sales charge.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT A PREDICTION OF FUTURE PERFORMANCE

     Performance information is computed separately for each class of shares. Because Class B shares bear the expense of the higher distribution and service fees, it is expected that performance for such shares will be lower than that for a Fund's Class A shares.

OBTAINING PERFORMANCE INFORMATION

     Each Fund's strategies, performance, and holdings are detailed twice a year in Fund reports, which are sent to all shareholders. The SAI describes the methods used to determine a Fund's performance. Shareholders may call 800-222-5852 for performance information.

                          DETERMINATION OF PERFORMANCE

     From time to time, the Trusts may quote the performance of a Fund's or Portfolio's Class A, Class B shares in terms of yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in advertising material. The yield for the Class A, Class B and shares of the Money Funds is computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in each Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (2) subtracting a hypothetical change reflecting deductions from shareholder accounts, (3) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (4) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation or depreciation. In addition, the Money Funds may calculate a compounded effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     The current yield for the Money Funds may be obtained by calling 800-222-5852. For the seven-day period ended December 31, 1999, the yield for the outstanding shares of the California Money Fund that are treated as Class A
shares was      % and the effective yield of such shares of that Fund for the
same period was      %. The California Money and Tax-Exempt Money Market Funds
may also calculate their tax equivalent yields as described below.

     The Municipal Funds and Fixed-Income Funds may quote a 30-day yield figure (the "SEC Yield") which is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

           [(a-b + 1) (6)-1]
YIELD = 2
           ------------------
                   cd

     Where:  a = dividends and interest earned during the period.

               b = expenses accrued for the period (net of reimbursement).

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

               d = the maximum offering price per share on the last day of the period.

     For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by one of the Municipal and Fixed-Income Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Based on the foregoing calculation, the SEC Yields relating to the outstanding shares treated as Class A shares for the 30-day period ended October 31, 1999 are as follows:


                            FUND                              YIELD
                            ----                              -----
Short Term Income Fund......................................  5.52%
U.S. Government Securities Fund.............................  5.79%
Income Fund.................................................  6.73%
High Yield Fund.............................................  8.93%
Tax-Exempt Bond Fund........................................  4.61%
California Municipal Fund...................................  4.69%
California Insured Intermediate Municipal Fund..............  3.76%
Florida Insured Municipal Fund..............................  4.51%
Income Portfolio............................................  5.28%
Flexible Income Portfolio...................................  3.36%
Balanced Portfolio..........................................  1.62%


     In addition, the Fund or Portfolio may quote a 30-day yield based on actual distributions during a 30-day period that is computed by dividing the net investment income per share earned by the Fund or Portfolio during the period by the maximum Public Offering Price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum Public Offering Price. In addition, the Municipal Funds, the Fixed-Income Funds and the Income, Flexible Income and Balanced Portfolios may advertise a similar 30-day yield computed in the same manner except that the NAV per share is used in place of the Public Offering Price per share. These 30-day average yields for the period ended October 31, 1999 for the Class A shares of the Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds and the Income, Flexible Income and Balanced Portfolios were 5.63%, 5.31%, 4.44%, 5.08%, 5.59%, 3.69%, and 1.39%, respectively. Yields for the same period for the Short Term Income, U.S. Government Securities, Income and High Yield funds were 6.99%, 6.03%, 7.29% and 10.43% respectively.



     The tax equivalent yield for the Tax-Exempt Money Market, California Money, Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. The tax-equivalent yields for the outstanding shares of the Tax-Exempt Money Market and California Money Fund Class A shares, for the 7-day period ended October 31, 1999 were 2.79% and 2.39%, respectively. The tax equivalent SEC 30-day yields for the period ended October 31, 1999 for the outstanding shares of the Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, and Florida Insured Municipal Funds were 7.63%, 9.18%, 7.36% and 7.47%, respectively. The tax equivalent yield based on the 30-day average yield for the period ended October 31, 1999 for the outstanding shares of the Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds were 9.32%, 10.39%, 8.69% and 8.41%, respectively. Tax-equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, if applicable, California state income taxes at a rate of 9.30%.


     Capital appreciation for Class A, and Class B shares of the Municipal, Fixed-Income, Equity Funds and the Portfolios shows principal changes for the period shown, and total return combines principal changes and dividend and interest income reinvested for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period. Actual distributions include short-term capital gains derived from option writing or other sources. The period selected for performance data will depend upon the purpose of reporting the performance.

     The total return of the Funds' and the Portfolios' Class A and Class B shares may be calculated on an "average annual total return" basis, and may also be calculated on an "aggregate total return" basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for Class A and Class B shares of the Fixed-Income and Equity Funds and the Portfolios will be computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                             P (1 + T) (n) = E R V

      Where:  P    = a hypothetical initial payment of $1,000
              T    = average annual total return/aggregate total return
              n    = number of years
              ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 years (or other)
                     periods or the life of the Fund

     The formula for calculating aggregate total return can be expressed as follows:

                             (ERV)
Aggregate Total Return   =          -1
                             -----
                               p

     The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts. In addition, with respect to Class A shares, the maximum sales charge is deducted from the initial $1,000 payment (variable "P" in the formula).

     The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

     The average annual rates of return (unless otherwise noted) for the Funds for the one-year, five-year and ten-year periods and for the period since inception in each case ended October 31, 1999 are as follows:


                                                                                           AGGREGATE
                                                                                          TOTAL RETURN
                                                                                          TEN YEAR OR
                                                                                SINCE     FROM DATE OF
                                                            FIVE      TEN      DATE OF     INCEPTION,
           FUND AND INCEPTION DATE              ONE YEAR    YEAR     YEAR     INCEPTION    IF SHORTER
           -----------------------              --------    -----    -----    ---------   ------------
SHORT TERM INCOME FUND
  CLASS A SHARES 11/1/93
     Adjusted for Maximum Sales Charge........   -0.95%      4.58%     N/A       3.83%        25.31%
     Not Adjusted for Sales Charge............    2.84%      5.36%     N/A       4.45%        29.83%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge........   -2.11%      4.53%     N/A       4.32%        25.33%
     Not Adjusted for Sales Charge............    1.79%      4.53%     N/A       4.32%        25.33%
U.S. GOVERNMENT SECURITIES FUND
  CLASS A SHARES
     Adjusted for Maximum Sales Charge........   -3.20%      6.90%    6.78%      8.22%        92.69%
     Not Adjusted for Sales Charge............    1.38%      7.90%    7.27%      8.55%       101.68%
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge........   -4.25%      6.83%     N/A       5.75%        36.64%
     Not Adjusted for Sales Charge............    0.53%      6.98%     N/A       5.75%        36.64%
INCOME FUND
  CLASS A SHARES
     Adjusted for Maximum Sales Charge........   -2.56%      7.48%    7.41%       N/A        104.38%
     Not Adjusted for Sales Charge............    1.98%      8.46%    7.90%       N/A        114.00%
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge........   -3.64%      7.42%     N/A       6.33%        40.93%
     Not Adjusted for Sales Charge............    1.12%      7.57%     N/A       6.33%        40.93%
TAX-EXEMPT BOND FUND
  CLASS A SHARES
     Adjusted for Maximum Sales Charge........   -8.08%      4.98%    5.83%       N/A         76.15%
     Not Adjusted for Sales Charge............   -3.77%      5.96%    6.32%       N/A         84.48%
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge........   -9.09%      4.93%     N/A       4.14%        25.47%
     Not Adjusted for Sales Charge............   -4.52%      5.09%     N/A       4.14%        25.47%
CALIFORNIA MUNICIPAL FUND
  CLASS A SHARES 7/25/89
     Adjusted for Maximum Sales Charge........   -8.19%      5.44%    5.91%       N/A         77.54%
     Not Adjusted for Sales Charge............   -3.87%      6.41%    6.40%       N/A         85.91%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge........   -9.17%      5.45%     N/A       4.92%        29.24%
     Not Adjusted for Sales Charge............   -4.62%      5.61%     N/A       4.92%        29.24%

                                                                                           AGGREGATE
                                                                                          TOTAL RETURN
                                                                                          TEN YEAR OR
                                                                                SINCE     FROM DATE OF
                                                            FIVE      TEN      DATE OF     INCEPTION,
           FUND AND INCEPTION DATE              ONE YEAR    YEAR     YEAR     INCEPTION    IF SHORTER
           -----------------------              --------    -----    -----    ---------   ------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
  CLASS A SHARES 4/4/94
     Adjusted for Maximum Sales Charge........   -5.57%      5.19%     N/A       4.99%        31.20%
     Not Adjusted for Sales Charge............   -1.11%      6.17%     N/A       5.86%        37.36%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge........   -6.57%      5.21%     N/A       4.89%        29.02%
     Not Adjusted for Sales Charge............   -1.89%      5.37%     N/A       4.89%        29.02%
FLORIDA INSURED MUNICIPAL FUND
  CLASS A SHARES 6/7/93
     Adjusted for Maximum Sales Charge........   -8.42%      5.46%     N/A       3.72%        26.30%
     Not Adjusted for Sales Charge............   -4.14%      6.45%     N/A       4.46%        32.24%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge........   -9.48%      5.49%     N/A       4.78%        28.31%
     Not Adjusted for Sales Charge............   -4.91%      5.65%     N/A       4.78%        28.31%
BOND & STOCK FUND
  CLASS A SHARES
     Adjusted for Maximum Sales Charge........    1.43%     12.57%   10.00%       N/A        159.35%
     Not Adjusted for Sales Charge............    7.36%     13.85%   10.63%       N/A        174.54%
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge........    1.46%     12.80%     N/A      11.87%        87.17%
     Not Adjusted for Sales Charge............    6.46%     12.92%     N/A      11.87%        87.17%
GROWTH & INCOME FUND
  CLASS A SHARES
     Adjusted for Maximum Sales Charge........   16.79%     19.72%   13.74%       N/A        262.33%
     Not Adjusted for Sales Charge............   23.57%     21.08%   14.39%       N/A        283.47%
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge........   17.61%     20.03%     N/A      19.08%       165.28%
     Not Adjusted for Sales Charge............   22.61%     20.13%     N/A      19.08%       165.28%
GROWTH FUND
  CLASS A SHARES 4/5/93
     Adjusted for Maximum Sales Charge........   74.29%     29.64%     N/A      25.58%       346.81%
     Not Adjusted for Sales Charge............   84.96%     31.11%     N/A      26.66%       372.72%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge........   78.57%     30.07%     N/A      31.07%       323.70%
     Not Adjusted for Sales Charge............   83.57%     30.14%     N/A      31.07%       323.70%
INTERNATIONAL GROWTH FUND
  CLASS A SHARES 7/18/90
     Adjusted for Maximum Sales Charge........   23.61%      4.56%     N/A       4.00%        43.93%
     Not Adjusted for Sales Charge............   31.15%      5.75%     N/A       4.63%        52.28%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge........   24.87%      4.75%     N/A       5.24%        31.34%
     Not Adjusted for Sales Charge............   29.87%      4.91%     N/A       5.24%        31.34%

                                                                                           AGGREGATE
                                                                                          TOTAL RETURN
                                                                                          TEN YEAR OR
                                                                                SINCE     FROM DATE OF
                                                            FIVE      TEN      DATE OF     INCEPTION,
           FUND AND INCEPTION DATE              ONE YEAR    YEAR     YEAR     INCEPTION    IF SHORTER
           -----------------------              --------    -----    -----    ---------   ------------
GROWTH FUND OF THE NORTHWEST
  CLASS A SHARES
     Adjusted for Maximum Sales Charge........   48.61%     23.41%     N/A      15.78%       332.89%
     Not Adjusted for Maximum Sales Charge....   57.29%     24.81%     N/A      16.44%       357.98%
  CLASS B SHARES
     Adjusted for Sales Charge................   50.96%     23.65%     N/A      20.78%       187.26%
     Not Adjusted for Sales Charge............   55.96%     23.74%     N/A      20.78%       187.26%
SMALL CAP STOCK
  CLASS A SHARES 7/18/90
     Adjusted for Maximum Sales Charge........   34.41%     12.24%     N/A      12.71%       203.90%
     Not Adjusted for Sales Charge............   42.60%     13.52%     N/A      13.40%       221.53%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge........   36.32%     12.50%     N/A      14.87%       109.61%
     Not Adjusted for Sales Charge............   41.32%     12.63%     N/A      14.87%       109.61%


     Each Portfolio is modeled after an investment strategy used by the WM Strategic Asset Management ("SAM") program, an investment management service offered by WM Group of Funds, Inc., an affiliate of the Portfolios' Advisor that allocates investments across a combination of the underlying Funds. Set forth below is certain performance data for the Portfolios and, prior to the Portfolios' inception, those strategies. Performance information for the strategies is deemed relevant because each strategy was managed using virtually the same investment objectives, policies and restrictions as those used by the Portfolios. Nonetheless, the performance data is not necessarily indicative of the future performance of the Portfolios.

     Because of certain differences in the expenses applicable to the SAM program and the Portfolios, the following performance information has been adjusted by applying the current total expense ratios for the Class A shares of the Portfolios. The average annual total return of the following investment strategies for the one-year period, the five-year period and the period from inception of the strategy, in each case ended October 31, 1999, was as follows:


                                                                                         SINCE
                                                                        FIVE    TEN     DATE OF
           PORTFOLIO/STRATEGY AND INCEPTION DATE             ONE YEAR   YEAR    YEAR   INCEPTION
           -------------------------------------             --------   -----   ----   ---------
STRATEGIC GROWTH PORTFOLIO
  CLASS A SHARES 5/31/95
     Adjusted for Maximum Sales Charge.....................    31.55%     N/A   N/A      18.46%
     Not Adjusted for Sales Charge.........................    39.55%     N/A   N/A      19.99%
  CLASS B SHARES 5/31/95
     Adjusted for Maximum Sales Charge.....................    33.60%     N/A   N/A      19.03%
     Not Adjusted for Sales Charge.........................    38.60%     N/A   N/A      19.15%
CONSERVATIVE GROWTH PORTFOLIO
  CLASS A SHARES 9/30/90
     Adjusted for Maximum Sales Charge.....................    29.01%   14.12%  N/A      13.32%
     Not Adjusted for Sales Charge.........................    36.54%   15.41%  N/A      14.01%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge.....................    29.98%   14.30%  N/A      14.58%
     Not Adjusted for Sales Charge.........................    34.98%   14.42%  N/A      14.58%

                                                                                         SINCE
                                                                        FIVE    TEN     DATE OF
           PORTFOLIO/STRATEGY AND INCEPTION DATE             ONE YEAR   YEAR    YEAR   INCEPTION
           -------------------------------------             --------   -----   ----   ---------
BALANCED PORTFOLIO
  CLASS A SHARES 9/30/90
     Adjusted for Maximum Sales Charge.....................    18.29%   12.22%  N/A      10.85%
     Not Adjusted for Sales Charge.........................    25.16%   13.48%  N/A      11.55%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge.....................    19.22%   12.31%  N/A      12.46%
     Not Adjusted for Sales Charge.........................    24.22%   12.44%  N/A      12.46%
FLEXIBLE INCOME PORTFOLIO
  CLASS A SHARES 3/31/93
     Adjusted for Maximum Sales Charge.....................     4.48%    9.22%  N/A       7.11%
     Not Adjusted for Sales Charge.........................     9.39%   10.23%  N/A       7.87%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge.....................     3.60%    8.90%  N/A       8.87%
     Not Adjusted for Sales Charge.........................     8.60%    9.04%  N/A       8.87%
INCOME PORTFOLIO
  CLASS A SHARES 9/30/90
     Adjusted for Maximum Sales Charge.....................    -1.71%    5.84%  N/A       6.42%
     Not Adjusted for Sales Charge.........................     2.89%    6.82%  N/A       6.96%
  CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge.....................    -2.79%    5.50%  N/A       5.24%
     Not Adjusted for Sales Charge.........................     2.05%    5.66%  N/A       5.24%


     The performance of a Fund's and Portfolio's Class A and Class B shares will vary from time to time depending upon market conditions, the composition of the Fund's or Portfolio's portfolio and the Fund's or Portfolio's operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's or Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund or Portfolio with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.


     Investors should recognize that, because the Funds and the Portfolios may have a high component of fixed-income securities, in periods of declining interest rates the yields of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates yields will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Funds and Portfolios from the continuous sale of shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's or Portfolio's securities, thereby reducing the current yields of the Funds. In periods of rising interest rates, the opposite can be expected to occur. Comparative performance information may be used from time to time in advertising the Trusts' Class A and Class B shares, including data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average and other industry publications. The International Growth Fund may compare its performance to other investments or relevant indexes consisting of Morgan Stanley Capital International EAFE Index, the Standard & Poor's 500 Index, the Lipper International Fund Index and The Financial Times World Stock Index.


                                     TAXES

     The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information and all references to the Funds in this discussion includes the Portfolios. New legislation, as well as administrative changes or court decisions, may significantly alter the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Fund and Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the other funds within a Trust. Each of the Funds and Portfolios intends to continue qualifying as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. A Fund that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes on that part of its income distributed to its stockholders.


     In order to qualify as a RIC under the Code, in addition to satisfying the distribution requirement described above, each Fund must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options futures, and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not represent more than 10% of the outstanding voting securities of such issuer or exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will in general be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders.

     Notwithstanding the distribution requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and tax-exempt interest income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make distributions sufficient to avoid imposition of the 4% excise tax.

     The Tax-Exempt Money Market, California Money, Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds will be qualified to pay exempt-interest dividends to their shareholders only if, at the close of each quarter of a Fund's taxable year, at least 50% of the total value of a Fund's assets consist of obligations the interest on which is exempt from federal income tax. Part or all of the interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of these funds will not be deductible for federal income tax purposes or, in the case of the California and Florida Funds, for California and Florida income tax purposes. Any loss on the sale or exchange of shares in these Funds held for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholders with respect to such shares. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Municipal funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or who are related to substantial users) of facilities financed by "private activity bonds" or "industrial development bonds." For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Moreover, as noted in the Prospectus, some or all of these Funds' dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. Similar rules apply for California State personal income tax purposes. Shareholders should consult their own tax advisers as to whether they are (1) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (2) subject to federal alternative minimum tax, the federal "branch profits" tax, or the federal "excess net passive income" tax. Issuers of bonds purchased by the Municipal

Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

     Distributions made by the Fixed-Income Funds generally will not be eligible for the dividends received deduction otherwise available to corporate taxpayers. In addition, the dividends received deduction shall be disallowed with respect to a dividend from any other Fund unless a corporate shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date, without protection from risk of loss.

     As described above and in the Prospectus, certain of the Funds may invest in certain types of futures contracts and options. The Funds anticipate that these investment activities will not prevent the Funds from qualifying as RICs. As a general rule, these investment activities may accelerate, increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to a Fund's shareholders.

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, if a Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles (or other similar transactions), it will be subject to special tax rules (including mark-to-market, straddle, wash sale, short sale and constructive sale rules), the effect of which may be to accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     Distributions of net capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

     While only the Equity Funds expect to realize a significant amount of net long-term capital gains, any such realized gains will be distributed as described in the Prospectus and will be designated as such in a written notice mailed to the shareholder after the close of the Fund's taxable year. Any loss on the sale or exchange of shares in a Fund that have been held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividend received by the shareholder with respect to such shares. In addition, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed, even when a Fund's net asset value also reflects unrealized losses.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE STRATEGIC ASSET MANAGEMENT PORTFOLIOS

     A Portfolio will not be able to offset gains realized by one Fund in which such Portfolio invests against losses realized by another Fund in which such Portfolio invests. The Portfolio's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

     Depending on a Portfolio's percentage ownership in an underlying Fund both before and after a redemption, a Portfolio's redemption of shares of such Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Funds directly.

     Although a Portfolio may itself be entitled to a deduction for foreign taxes paid by the International Growth Fund, the Portfolio will not be able to pass any such credit or deduction through its own shareholders.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH FUND

     If at the end of the International Growth Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund intends to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them. In this case, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes.

     In addition, investment by a Fund in an entity that qualified as a "passive foreign investment company" under the Code could subject the Fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment. This tax or charge may be avoided, however, by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

     A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MONEY FUND, CALIFORNIA MUNICIPAL FUND AND CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

     If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each of the California Money Fund, California Municipal Fund and California Insured Intermediate Municipal Fund (The "California Funds") consist of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax-Exempt Obligations"), and if each of the California Funds continues to qualify as a regulated investment company for federal income tax purposes, then each respective California Fund will be qualified to pay dividends, subject to certain limitations, to its shareholders that are exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax ("California Exempt-Interest Dividends"). However, the total amount of California Exempt-Interest Dividends paid by each of the California Funds to each of the

California Fund's non-corporate shareholders with respect to any taxable year cannot exceed the amount of interest received by such California Fund during such year on California Tax-Exempt Obligations less any expenses and expenditures (including any dividends paid to corporate shareholders) deemed to have been paid from such interest. If the aggregate dividends exceed the amount that may be treated as California Exempt-Interest Dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California Exempt-Interest Dividends to aggregate dividends will be treated as a California Exempt-Interest Dividend. Dividend distributions that do not qualify for treatment as California Exempt-Interest Dividends will be taxable to shareholders at ordinary tax rates for California personal income tax purposes. In addition, shareholders who receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in one of these Funds may have on the taxation of these benefits.

FLORIDA TAXES

     TAXATION OF FUND SHARES. Florida does not impose an income tax on individuals. Thus, dividends and distributions paid by the Florida Insured Municipal Fund to individuals who are residents of Florida are not taxable by Florida. Florida imposes an income tax on corporations and similar entities at a rate of 5.5%. Distributions of investment income and capital gains by the Florida Insured Municipal Fund will be subject to Florida corporate income tax. Accordingly, investors in the Florida Insured Municipal Fund, including, in particular, investors that may be subject to the Florida corporate income tax, should consult their tax advisors with respect to the application of the Florida corporate income tax to the receipt of Fund dividends and distributions and to the investor's Florida tax situation in general.

     Florida imposes a tax on intangible personal property owned by Florida residents. Shares in the Florida Insured Municipal Fund constitute intangible personal property for purposes of the Florida intangible personal property tax. Thus, unless an exemption applies, shares in the Florida Insured Municipal Fund will be subject to the Florida intangible personal property tax. Florida provides an exemption for shares in an investment fund if the fund's portfolio of assets consists solely of assets exempt from the Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include obligations issued by the State of Florida and its political subdivisions, municipalities, and public authorities; obligations of the United States Government or its agencies; and cash.

     The Florida Insured Municipal Fund has received a ruling from the Florida Department of Revenue that if, on the last business day of any calendar year, the Insured Municipal Fund's assets consist solely of assets exempt from the Florida intangible personal property tax, shares of the Florida Insured Municipal Fund will be exempt from the Florida intangible personal property tax in the following year. Based on the ruling, if the Insured Municipal Fund's assets consist, on the last business day of the calendar year, solely of assets exempt from the Florida intangible personal property tax, shares of the Florida Insured Municipal Fund owned by Florida residents will be exempt from the Florida intangible personal property tax. If shares of the Fund are subject to the Florida intangible personal property tax because less than 100% of the Fund's assets on the last business day of the calendar year consists of assets exempt from the Florida intangible personal property tax, only the portion of the net asset value of a share of the Florida Insured Municipal Fund that is attributable to obligations of the United States Government will be exempt from taxation.

     TAXATION OF THE FLORIDA INSURED MUNICIPAL FUND. If the Fund does not have a taxable nexus to Florida, such as through the location of the Florida Fund's activities or those of its advisors within the state, under present Florida law, the Fund is not subject to Florida corporate income taxation. Additionally, if the Fund's assets do not have a taxable situs in Florida as of January 1 of each calendar year, the Fund will not be subject to the Florida intangible personal property tax. If the Fund has a taxable nexus to Florida or the Fund's assets have a taxable situs in Florida, the Fund will be subject to Florida taxation. The Florida Insured Municipal Fund intends to operate so as not to be subject to Florida taxation.

SHAREHOLDER STATEMENTS

     Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income and California State personal income tax status of the shareholder's dividends and distributions received from the Fund for the prior calendar year. These statements will also inform shareholders as to the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes and as to the exempt portion, if any, of the shareholder's shares of the Florida Insured Municipal Fund for purposes of the Florida State intangible personal property tax for the current tax year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded or exempt from federal income taxation or California State personal income taxation and the dollar amount of dividends subject to federal income taxation or California State personal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Tax-Exempt Money Market, California Money, Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal or Florida Insured Municipal Funds earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend (or of each day's taxable net investment income) as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that the taxpayer identification number is correct and that the shareholder is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions and (2) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN TAX CONSIDERATIONS GENERALLY AFFECTING A FUND AND ITS SHAREHOLDERS, AND IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS, INCLUDING THEIR STATE AND LOCAL TAX LIABILITIES.

                                  DISTRIBUTOR


     WM Funds Distributor, Inc., a registered broker-dealer and an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A and Class B shares. For the year ended October 31, 1999, WM Funds Distributor received $5,206,747 representing commissions (front-end sales charges) on Class A shares and $19,810,434 representing CDSC fees from Class B shares. For the year ended October 31, 1999, WM Financial Services, Inc., also a registered broker-dealer for the Funds, received $365,434 representing commissions on Class A shares and $714,461 representing CDSC fees from Class B shares.



     Additionally, WM Funds Distributor, Inc. serves as distributor for Class A and B shares of the Portfolios. For the year ended October 31, 1999, WM Funds Distributor, Inc. and WM Financial Services, Inc. received $1,246,903 and $46,910, respectively, representing commissions on Class A shares. In addition, WM Funds Distributor, Inc. and WM Financial Services, Inc. received $8,599,160 and $134,806, respectively, representing CDSC fees from Class B shares.



     Each of the Funds has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B shares of the Fund. Under the applicable Rule 12b-1 Plans, WM Funds Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of both classes. For the year ended October 31, 1999, this fee amounted to $6,917,433 for Class A shares and $1,992,580 for Class B shares. In addition, WM Funds Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares, amounting to $5,977,739 for fiscal year ended October 31, 1999. These fees may be used to cover the expenses of WM Funds Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. For the year ended October 31, 1999, WM Funds Distributor waived fees of $156,041 and $48,429 for the Growth & Income Fund and the Growth Fund, respectively. Because WM Funds Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to WM Funds Distributor, who in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both the Class A Plan and the Class B Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees.



     Additionally, each of the Portfolios has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, one for the Class A shares and one for the Class B shares. Under the Class A and Class B Plans, the Distributor is to be paid a shareholder service fee at an annual rate of 0.25% of the average daily net assets of each class of shares. For the year ended October 31, 1999, this fee amounted to $1,226,253 for Class A shares and $1,602,134 for Class B shares. Additionally, under the Class B Plan, the Distributor is to be paid an annual distribution fee of up to 0.75% of the average daily net assets of the Class B shares of each Portfolio for activities primarily intended to result in the sale of Class B shares for the Portfolios, amounting to $4,806,404 for fiscal year ended October 31, 1999.


                                     NOTICE

     Copies of the Agreement and Declaration of Trust of both WM Trust I and WM Trust II are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                    APPENDIX

            DESCRIPTION OF BOND, NOTES AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS

     Bonds rated AAA by Duff & Phelps are judged by Duff & Phelps to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff & Phelps are judged by Duff & Phelps to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff & Phelps are judged by Duff & Phelps to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff & Phelps are judged by Duff & Phelps as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.


DESCRIPTION OF FITCH IBCA CORPORATE BOND RATINGS


     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS

     AAA -- PRIME -- These bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     GENERAL OBLIGATION BONDS -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     REVENUE BONDS -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA -- HIGH GRADE -- Bonds in this group have a very strong capacity to pay interest and repay principal and differ from the highest rated debt only in small degree.

     A -- GOOD GRADE -- Bonds in this category have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Regarding municipal bonds, the rating differs from the two higher ratings because:

     GENERAL OBLIGATION BONDS -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

     REVENUE BONDS -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

     BBB -- MEDIUM GRADE -- Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     GENERAL OBLIGATION BONDS -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

     REVENUE BONDS -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

     BB, B, CCC, CC AND C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     D -- Bonds rated D are in default, or the obligor has filed for bankruptcy. The D rating is issued when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing, from superior liquidity support, or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation of MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payments is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

DESCRIPTION OF DUFF'S COMMERCIAL PAPER RATINGS

     Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Ratings of Duff-1 are further refined by the gradations of "1+" and "1-". Issues rated Duff-1+ have the highest certainty of timely payment, outstanding short term liquidity, and safety just below risk-free U.S. Treasury short-term obligations. Issues rated Duff-1- have high certainty of timely payment, strong liquidity factors supported by good fundamental protection factors, and small risk factors. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

     The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch and is assigned to issues regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong Credit Quality) is regarded as having an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 (Good Credit Quality) reflects an assurance of timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                                   WM TRUST I
                                   WM TRUST II
                  WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC
                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

Item 23.    Exhibits

      (a)   Charter

            (1)   WM Trust I

                  (A) Form of Amended and Restated Agreement and Declaration of Trust dated as of September 19, 1997 -- incorporated by reference to Post-Effective Amendment ("PEA") No. 67 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

                  (B) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated March 20, 1998 --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

                  (C) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust dated March 20, 1998 is incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

            (2)   WM Trust II

                  (A) Master Trust Agreement of the Registrant dated February 22, 1989 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                  (B) Amendment No. 1 to Master Trust Agreement, dated May 10, 1989 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (C) Amendment No. 2 to Master Trust Agreement, dated May 22, 1989 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (D) Amendment No. 3 to Master Trust Agreement, dated May 24, 1989 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (E) Amendment No. 4 to Master Trust Agreement, dated May 7, 1990 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (F) Amendment No. 5 to Master Trust Agreement, dated December 4, 1991 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (G) Amendment No. 6 to Master Trust Agreement, dated January 30, 1992 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (H) Amendment No. 7 to Master Trust Agreement, dated September 12, 1992 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (I) Amendment No. 8 to Master Trust Agreement, dated September 22, 1993 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (J) Amendment No. 9 to Master Trust Agreement, dated March 13, 1994 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (K) Amendment No. 10 to Master Trust Agreement, dated January 20, 1995 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

                  (L) Amendment No. 11 to Master Trust Agreement, dated July 19, 1996 -- incorporated by reference to PEA No. 28 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

                  (M) Amendment No. 12 to Master Trust Agreement, dated March 20, 1998 -- incorporated by reference to PEA No. 28 to the Registrant's Registration Statement.

            (3) WM Strategic Asset Management Portfolios, LLC - LLC Operating Agreement, dated March 12, 1999 - incorporated by reference to PEA No. 9 to the Registrant's Registration Statement.

      (b)   Bylaws

            (1) WM Trust I - incorporated by reference to PEA No. 67 to the Registrant's Registration Statement.

            (2) WM Trust II - incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

            (3) WM Strategic Asset Management Portfolios, LLC - incorporated by reference to PEA No. 9 to the Registrant's Registration Statement.

      (c) Instruments defining the Rights of Shareholders - See (a) and (b) above.


      (d)   Investment Advisory Contracts

            (1) WM Trust I - Investment Management Agreement dated March 20, 1998, as amended as of January 1, 1999 - incorporated by reference to PEA No. 76 of the Registrant's Registration Statement.

            (2)   WM Trust II

                  (A) Investment Management Agreement dated January 30, 1998 with respect to the Short Term High Quality Bond, California Money and Target Maturity 2002 Funds -- incorporated by reference to PEA No. 28 to the Registrant's Registration Statement.

                  (B) Investment Management Agreement dated March 20, 1998 with respect to the Growth, Emerging Growth, International Growth, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds, as amended as of January 1, 1999. Incorporated by reference to PEA No. 31 to the Registrant's Registration Statement.

                  (C) Investment Sub-Advisory Agreement dated March 20, 1998 with respect to the California Municipal and California Insured Intermediate Municipal Funds --incorporated by reference to PEA No. 28 to the Registrant's Registration Statement.

                  (D) Investment Sub-Advisory Agreement dated June 23, 1999 with respect to International Growth Fund.


            (3) WM Strategic Asset Management Portfolios, LLC - Investment Management Agreement dated July 16, 1999 -- incorporated by reference to PEA No. 8 of Registrant's Registration Statement.

      (e)   Underwriting Contracts.

            (1)   WM Trust I

                  (A) Distribution Contract dated March 20, 1998 --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

                  (B) Form of Selected Dealer Agreement -- incorporated by reference to PEA No. 67 to the Registrant's Registration Statement.

            (2) WM Trust II - Distribution Agreement dated March 20, 1998 -- incorporated by reference to PEA No. 28 to the Registrant's Registration Statement.

            (3) WM Strategic Asset Management Portfolios, LLC - Distribution Contract dated July 16, 1999 -- incorporated by reference to PEA No. 8 of Registrant's Registration Statement.

      (f)   Bonus or Profit Sharing Plans - Not Applicable.

      (g)   Custodian Agreements

            (1) WM Trust I - Custody Agreement dated March 20, 1998 -- incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

            (2) WM Trust II - Custody Agreement dated March 20, 1998 --incorporated by reference to PEA No. 28 to the Registrant's Registration Statement.

            (3) WM Strategic Asset Management Portfolios, LLC - Delegation, Custody and Information Services Agreement dated July 16, 1999 -- incorporated by reference to PEA No. 8 to the Registrant's Registration Statement.

      (h)   Other Material Contracts

            (1)   WM Trust I -

                  (a) Shareholders Service Contract -- incorporated by reference to PEA No. 67 to the Registrant's Registration Statement.

                  (b) Transfer Agent Contract dated September 14, 1999 -- incorporated by reference to PEA No. 75 to the Registration Statement.

            (2) WM Trust II - Transfer Agency Agreement dated September 14, 1999 -- incorporated by reference to PEA No. 35 to the Registration Statement.

            (3)   WM Strategic Asset Management Portfolios, LLC

                  (a) Administration Agreement dated July 16, 1999 -- incorporated by reference to PEA No. 8 of Registrant's Registration Statement.

                  (b) Transfer Agent Agreement dated September 14, 1999 -- incorporated by reference to PEA No. 10 to the Registration Statement.


      (i)   Legal Opinion

            (1) WM Trust I - Opinion and Consent of Counsel --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

            (2) WM Trust II - Consent and Opinion of Counsel dated June 20, 1998 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement.

            (3) WM Strategic Asset Management Portfolios, LLC - Opinion and Consent of Counsel dated June 25, 1999 - incorporated by reference to PEA No. 9 of the Registrant's Registration Statement.

      (j)   Other Opinions

            (1)   WM Trust I

                  (A)   Consent of Deloitte & Touche LLP.

            (2)   WM Trust II

                  (A)   Consent of Deloitte & Touche LLP.

            (3)   WM Strategic Asset Management Portfolios, LLC

                  (A)   Consent of Deloitte & Touche LLP.


      (k)   Omitted Financial Statements Not Applicable.

      (l)   Initial Capital Agreements - Not Applicable.

      (m)   12b-1 Plan

            (1)   WM Trust I (B)

                  (A) Class A Distribution Plan dated March 20, 1998 --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

                  (B) Class B Distribution Plan dated March 24, 1998 --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement.

            (2)   WM Trust II

                  (A) Class A Distribution Plan, dated July 7, 1989 and amended July 1, 1995 -- incorporated by reference to PEA No. 24 to the Registrant's Registration Statement filed with the SEC on October 30, 1996.

                  (B) Class B Distribution Plan, dated March 24, 1998 --incorporated by reference to PEA No. 28 to the Registrant's Registration Statement.


            (3)   WM Strategic Asset Management Portfolios, LLC

                  (A) Class A Distribution Plan, dated July 16, 1999 -- incorporated by reference to PEA No. 8 of Registrant's Registration Statement.
                  (B) Class B Distribution Plan, dated July 16, 1999 -- incorporated by reference to PEA No. 8 of Registrant's Registration Statement.

      (n)   Rule 18f-3 Plan

            (1) WM Trust I - Rule 18f-3 Multiple Class Plan --incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, filed with the SEC on June 21, 1996.

            (2) WM Trust II - Rule 18f-3 Multiple Class Plan dated June 13, 1995 -- incorporated by reference to PEA No. 27 to the Registrant's Registration Statement, filed with the SEC on October 30, 1997.

            (3) WM Strategic Asset Management Portfolios, LLC - Rule 18f-3 Multiple Class Plan dated July 16, 1999 -- incorporated by reference to PEA No. 8 of Registrant's Registration Statement.

Item 24.    Persons Controlled by or Under Common Control with Registrant.

            Not applicable.

Item 25.    Indemnification.


      (a) WM Trust I - Reference is made to Article VIII, Section 1 of the Amended and Restated Agreement and Declaration of Trust (the "Agreement and Declaration of Trust") of the Registrant.

            Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (b) WM Trust II - Under Section 6.4 of Registrant's Master Trust Agreement, as amended, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that the Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Master Trust Agreement and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Master Trust Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (c)   WM Strategic Asset Management Portfolios, LLC - Under Article 8,
Section 1 of Registrant's Limited Liability Company Agreement (the "LLC Agreement"), any past or present Trustee or officer of Registrant, including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the LLC Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the LLC Agreement, that the Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the LLC Agreement and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the LLC Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Advisor.

      (a)   WM Advisors, Inc.
Directors/Officers                  Past Two Fiscal Years
------------------                  ---------------------


Monte D. Calvin                 WM Shareholder Services, Inc.
First Vice President, Director 1201 Third Ave., 22nd Floor, Seattle, WA 98101 (Treasurer prior to March
1999)
First Vice President,           WM Advisors, Inc.
Director (Treasurer prior to    1201 Third Ave., 22nd Floor, Seattle, WA 98101
March 1999)

First Vice President,           WM Funds Distributor, Inc.
Director (Treasurer prior to    1201 Third Ave., 22nd Floor, Seattle, WA 98101
March 1999)

Sandra A. Cavanaugh             WM Advisors, Inc.
First Vice President, Director  1201 Third Ave., 22nd Floor, Seattle, WA 98101


First Vice President, Director  WM Shareholder Services, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

First Vice President, Director  WM Funds Distributor, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Craig S. Davis                  WM Funds Distributor, Inc.
Director                        1201 Third Ave., 22nd Floor, Seattle, WA 98101


Director                        WM Shareholder Services, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Director                        WM Advisors, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Executive Vice President        Washington Mutual, Inc.
                                1201 Third Ave., Seattle, WA 98101

Chairman                        January 1996 - July 1997
                                ASB Financial Services, Irvine, CA

Sharon L. Howells               WM Advisors, Inc.
First Vice President,           1201 Third Ave., 22nd Floor, Seattle, WA 98101
Corporate Secretary
Director

First Vice President,           WM Funds Distributor, Inc.
Corporate Secretary,            1201 Third Avenue, 22nd Floor, Seattle, WA 98101
Director

First Vice President            WM Shareholder Services, Inc.
Corporate Secretary,            1201 Third Avenue, 22nd Floor, Seattle, WA 98101
Director

Jeffrey D. Huffman              WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Bruce J. King                   March 1998 - present
Vice President                  WM Advisors, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Vice President                  January 1996 - February 1998
                                Bennington Capital Management
                                1420 Fifth Ave., Seattle, WA 98101

Suzanne M. Krahling             March 1999 - present
First Vice President,           WM Advisors, Inc.
Treasurer                       1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,           WM Shareholder Services, Inc.
Treasurer                       1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,           WM Funds Distributor, Inc.
Treasurer                       1201 Third Avenue, 22nd Floor, Seattle, WA 98101

First Vice President,           WM Financial Services,
Secretary, Treasurer            1201 Third Avenue, Suite 780, Seattle, WA 98101

Joel Calvo                      WM Advisors, Inc.
Chairman                        1201 Third Ave., 22nd Floor, Seattle, WA 98101

President and Chairman          WM Shareholder Services, Inc.
                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                                WM Financial Services,
                                1201 Third Avenue, Suite 780, Seattle, WA 98101

William G. Papesh               WM Advisors, Inc.
President, Director             1201 Third Ave., 22nd Floor, Seattle, WA 98101

Director                        Will Shareholder Services, Inc.
                                1201 Third Ave., Seattle, WA 98101

Director                        WM Insurance Services
                                1201 Third Ave., Seattle, WA 98101

President, Director             WM Group of Funds
                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

President, Director             July 1997 - present
                                WM Funds Distributor, Inc.
                                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

Brian L. Placzek                WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Gary J. Pokrzywinski            WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Audrey S. Quaye                 WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Brian Applegate                 November 1998 - present
Assistant Vice President        WM Avisors
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

                                July 1997 - November 1998
                                Freeman Wellwood, Seattle, WA

Jamellah MacLean                May 1999 - present
Assistant Vice President        WM Advisors
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

                                July 1997 - May 1999
                                Piper Jaffray, Seattle, WA

Stephen C. Scott                March 1998 - present
Vice President                  WM Advisors, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

Senior Investment Advisor       Sierra Investment Services Corporation
                                9301 Corbin Ave., Northridge, CA 91324

President                       Sierra Investment Services Corporation
                                9301 Corbin Ave., Northridge, CA 91324

David W. Simpson                WM Advisors, Inc.
Vice President                  1201 Third Ave., 22nd Floor, Seattle, WA 98101

Linda C. Walk                   December 1997 - present
Vice President                  WM Advisors, Inc.
                                1201 Third Ave., 22nd Floor, Seattle, WA 98101

                                November 1996 - November 1997
                                Laid Norton Trust Company
                                Norton Building, Suite 1600, Seattle, WA 98104

                                January 1996 - July 1996
                                Ernst & Young LLP
                                2001 Market Street, 41st Floor, Philadelphia, PA 19103

Randall L. Yoakum               February 1999 - present
Vice President,                 WM Advisors, Inc.
Chairman of Investment          1201 Third Ave., 22nd Floor, Seattle, WA 98101
Committee
                                April 1997 - February 1999
                                D.A. Davidson & Co., Great Falls, MT


      (b)   Van Kampen Management, Inc.

            Van Kampen Management, Inc. ("Van Kampen"), is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients.

            The list required by this Item 26 of officers and directors of Van Kampen, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Van Kampen pursuant to the Advisers Act (SEC File No. 801-40808).

      (c)   Janus Capital Corporation

            Janus Capital Corporation ("Janus") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies, foreign investment companies and for individual, charitable, corporate and retirement accounts. Janus, and its affiliates, provide a variety of trust, investment management and investment advisory services.

Laurence Joseph Althoff      Senior Vice President & Controller
James K. Ambrosio            Vice President
Don J. Andrews               Senior Vice President and Chief Compliance Officer
Timothy R. Armstrong         Vice President
Brian P. Alcara              Vice President
Sara Louise Badler           Senior Vice President, Deputy General Counsel and Assistant Secretary
Shakeel Anwar Barkat         Vice President
Scott F. Becker              Assistant Vice President
Scott C. Bernstiel           Vice President
Patricia A. Bettlach         First Vice President
Brian E. Bidner              Assistant Vice President
Christopher M. Bisaillon     Vice President
Carol S. Blegel              Vice President
William Edwin Bond           Vice President
Michael P. Boos              Vice President
James Joseph Boyne           Senior Vice President, Deputy General Counsel and Assistant Secretary
Billie J. Bronaugh           Assistant Vice President
Robert C. Brooks             Vice President
Elizabeth M. Brown           Vice President
John Browning                Officer
William F. Burke, Jr.        Vice President
Loren Burket                 Vice President
Juanita E. Buss              Vice President
Christine Cleary Byrum       Vice President
Glenn M. Cackovic            First Vice President
Lynn Chadderton              Assistant Vice President
Richard J. Charlino          Vice President
Deanna Margaret Chiaro       Vice President
Scott A. Chriske             Vice President
German Clavlio               Vice President
Dominick Cogliandro          Vice President and Assistant Treasurer
Michael Colston              Vice President
Kevin J. Connors             Vice President
Amy Cooper                   Assistant Vice President
Gina Costello                Assistant Vice President and Assistant Secretary
Suzanne Cummings             Vice President
Gary R. DeMoss               Senior Vice President
John E. Doyle                Senior Vice President
Michael E. Eccleston         Vice President
William J. Fow               Vice President
Nicholas J. Foxhoven         Vice President
Charles Friday               Vice President
Leticia George               Officer
Sarah K. Gieser              Assistant Vice President
Richard G. Golod             Senior Vice President
Walter C. Gray               Assistant Vice President
Timothy D. Griffith          Vice President
Kyle D. Haas                 Vice President
Daniel Hamilton              Vice President
John G. Hansen               Vice President
Eric J. Hargens              First Vice President
Joseph Hays                  Vice President
Gregory Heffington           First Vice President
Michael D. Hibsch            Vice President
Susan Jean Hill              Vice President and Senior Attorney
Thomas R. Hindelang          Vice President
David S. Hogaboorn           First Vice President
Bryn M. Hoggard              Vice President
Michelle Huber               Vice President
Michael B. Hughes            Vice President
Lowell Jackson               Vice President
Kevin G. Jajuga              Vice President
Steven T. Johnson            Senior Vice President
Laurie L. Jones              Assistant Vice President
Robin R. Jordan              Assistant Vice President
Dana R. Klein                Vice President
Anne S. Kochevar             Assistant Vice President
Frederick Kohly              Vice President
David Richard Kowalski       Vice President and Director of Compliance
Patricia D. Lathrop          Vice President
Brian Laux                   Vice President
Tony E. Leal                 Vice President
S. William Lehew II          Vice President
Johnathan Linstra            Vice President
Ivan R. Lowe                 Assistant Vice President
Richard M. Lundgren          Vice President
Walter Lynn                  Vice President
Linda S. MacAyeal            Vice President and Senior Attorney
Kevin Marsh                  Vice President
Dominic C. Martellaro        First Vice President
Carl Mayfield                First Vice President
Brooks D. McCartney          Vice President
Mark R. McClure              First Vice President
Maura A. McGrath             First Vice President
Anne Therese McGrath         Vice President
William D. McLaughlin        Officer
John Mills                   Vice President
Stuart R. Moehlman           Vice President
Ted Morew                    Vice President
Robert F. Muller, Jr.        First Vice President
Rebecca Newman               Officer
Peter Nicolas                Vice President
Cathy Nopoli                 Assistant Secretary
Steven R. Norvid             Vice President
Barbara A. Novak             Assistant Vice President
Allyn Maureen O'Connor       Vice President and Associate General Counsel
Gregory S. Parker            Vice President
Christopher Petrungaro       Vice President
Richard J. Poli              Vice President
Richard F. Powers, III       Director, Chairman, Chief Executive Officer
Ronald E. Pratt              Vice President
Christine K. Putong          Assistant Vice President and Assistant Secretary
Daniel D. Reams              Vice President
Walter E. Rein               Senior Vice President
Theresa M. Renn              Officer
Kevin Wayne Reszel           Vice President
Leah Richardson              Assistant Vice President
David P. Robbins             Assistant Vice President
Michael W. Rohr              Vice President
Jeffrey L. Rose              Vice President
Regina Rosen                 Assistant Vice President
Suzette N. Rothberg          Vice President
Jeffrey L. Rourke            Vice President
Thomas Rowley                First Vice President
James J. Ryan                Senior Vice President
William R. Rybak             Director, Executive Vice President, Chief Financial Officer and Treasurer
Heather R. Sabo              Vice President
Pamela S. Salley             Assistant Vice President
Michael H. Santo             Director, Executive Vice President and Chief Operations and Technology Office                    r
Colette M. Saucedo           Executive Vice President & Chief Administrative Officer
Thomas J. Sauerborn          Assistant Vice President
Diane Saxon                  Vice President and Assistant Treasurer
David T. Saylor              Assistant Vice President
Stephanie Scarlata           Vice President
Andrew J. Scherer            First Vice President
Christina L. Schmieder       Vice President
Timothy M. Scholten          Vice President
Lisa Schultz                 Assistant Vice President
Ronald J. Schuster           Vice President
Gwen L. Shaneyfelt           Vice President
Frederick Shepherd           Senior Vice President
Jefferey C. Shirk            Vice President
Lauren B. Sinai              Assistant Vice President
Thomas A. Smith              Director
Thomas A. Smith              Executive Vice President, General Counsel and Secretary
Traci T. Sorensen            Vice President
Darren D. Stabler            Vice President
Christopher Staniforth       Vice President
Richard Stefanec             Vice President
James D. Stevens             First Vice President
Scott Stevens                Assistant Vice President
William C. Strafford         Vice President
Mark A. Syswerda             Vice President


      (d)   Capital Guardian Trust Company


Directors/Officers                 Past Two Years
--------------------               --------------

Donnalisa Barnum                   Senior Vice President, Capital Guardian Trust
                                   Company; Vice President, Capital
                                   International Limited

Andrew F. Barth                    Director, Capital Guardian Trust Company;
                                   Executive Vice President and Research
                                   Manager, Capital Guardian Research Company

Michael D. Beckman                 Senior Vice President, Treasurer and
                                   Director, Capital Guardian Trust Company;
                                   Director, Capital Guardian Trust Company of
                                   Nevada; Treasurer, Capital Guardian Research
                                   Company

Elizabeth A. Burns                 Senior Vice President, Capital Guardian Trust
                                   Company

Larry P. Clemmensen                Director, Capital Guardian Trust Company and
                                   American Funds Distributors, Inc.; Chairman
                                   of the Board, American Funds Service Company;
                                   Director and President, The Capital Group
                                   Companies, Inc.; Senior Vice President and
                                   Director, Capital Research and Management
                                   Company; President and Director, Capital
                                   Management Services, Inc.; Treasurer, Capital
                                   Strategy Research, Inc.; Senior Vice
                                   President, Capital Income Builder, Inc. and
                                   Capital World Growth & Income Fund, Inc.

Roberta A. Conroy                  Senior Vice President, Director and Counsel,
                                   Capital Guardian Trust Company; Senior Vice
                                   President and Secretary, Capital
                                   International, Inc. and Emerging Markets
                                   Growth Fund, Inc.; Assistant General Counsel,
                                   The Capital Group Companies, Inc.; Secretary,
                                   Capital Management Services, Inc.


John B. Emerson                    Senior Vice President, Capital Guardian Trust
                                   Company; Deputy Assistant to the President
                                   for Intergovernmental Affairs, Deputy
                                   Director of Presidential Personnel, The White
                                   House

Michael E. Erickson                Senior Vice President, Capital Guardian Trust
                                   Company; Senior Vice President, Capital
                                   International, Limited

David I. Fisher                    Chairman and Director, The Capital Group
                                   Companies, Inc. and Capital Guardian Trust
                                   Company; Vice Chairman and Director, Capital
                                   International, Inc., Capital International
                                   K.K., Capital International Limited and
                                   Emerging Markets Growth Fund, Inc.; President
                                   and Director, Capital Group International,
                                   Inc. and Capital International Limited
                                   (Bermuda); Presidente du Conseil, Capital
                                   International S.A., Director, Capital Group
                                   Research, Inc., Capital Research
                                   International, EuroPacific Growth Fund and
                                   New Perspective Fund

William Flumenbaum                 Senior Vice President, Capital Guardian Trust
                                   Company Personal Investment Management
                                   Division; Vice President, Capital Guardian
                                   Trust Company, a Nevada Corporation;
                                   Director, Principal Gifts -- UCLA,
                                   Development; Executive Director, UCLA Jonsson
                                   Cancer Center Foundation; Deputy Director
                                   UCLA Health Science Development

Richard N. Havas                   Senior Vice President, Capital Guardian Trust
                                   Company, Capital International Limited,
                                   Capital Research International and Capital
                                   Guardian Canada, Inc.


Frederick M. Hughes, Jr.           Senior Vice President, Capital Guardian Trust
                                   Company


William H. Hurt                    Senior Vice President and Director, Capital
                                   Guardian Trust Company; Chairman, Capital
                                   Guardian Trust Company of Nevada and Capital
                                   Strategy Research, Inc.

Robert G. Kirby                    Chairman Emeritus, Capital Guardian Trust
                                   Company; Senior Partner, The Capital Group
                                   Partners L.P.

Nancy J. Kyle                      Senior Vice President and Director, Capital
                                   Guardian Trust Company; President, Capital
                                   Guardian Canada, Inc. and Vice President,
                                   Emerging Markets Growth Fund, Inc.

Karin L. Larson                    Director, Capital Guardian Trust Company and
                                   The Capital Group Companies, Inc.; President,
                                   Director and Director of Research, Capital
                                   Guardian Research Company; Chairperson,
                                   President and Director, Capital Group
                                   Research, Inc.; President, Director and
                                   Director of International Research, Capital
                                   Research International

D. James Martin                    Director, Capital Guardian Trust Company;
                                   Senior Vice President and Director, Capital
                                   Guardian Research Company

John R. McIlwraith                 Senior Vice President and Director, Capital
                                   Guardian Trust Company; Senior Vice President
                                   and Director, Capital International Limited

James R. Mulally                   Senior Vice President and Director, Capital
                                   Guardian Trust Company; Senior Vice
                                   President, Capital International Limited;
                                   Director, Capital Guardian Research Company;
                                   Vice President, Capital Research Company

Shelby Notkin                      Senior Vice President, Capital Guardian Trust
                                   Company; Director, Capital Guardian Trust
                                   Company of Nevada

Mary M. O'Hern                     Senior Vice President, Capital Guardian Trust
                                   Company and Capital International Limited;
                                   Vice President, Capital International, Inc.

Jeffrey C. Paster                  Senior Vice President, Capital Guardian Trust
                                   Company

Robert V. Pennington               Senior Vice President, Capital Guardian Trust
                                   Company; President, Capital Guardian Trust
                                   Company of Nevada

Jason M. Pilalas                   Director, Capital Guardian Trust Company;
                                   Senior Vice President and Director, Capital
                                   Guardian Research Company

Robert Ronus                       President and Director, Capital Guardian
                                   Trust Company; Chairman and Director, Capital
                                   Guardian Canada, Inc., Capital Guardian
                                   Research Company and Capital Research
                                   International; Director, The Capital Group
                                   Companies, Inc., Capital Group International,
                                   Inc. and Capital International Fund S.A.;
                                   Directeur, Capital International S.A.; Senior
                                   Vice President, Capital International Limited

Theodore R. Samuels                Senior Vice President and Director, Capital
                                   Guardian Trust Company; Director, Capital
                                   Guardian Research Company

Lionel A. Sauvage                  Senior Vice President, Capital Guardian Trust
                                   Company; Director, Capital Guardian Research
                                   Company; Vice President, Capital
                                   International Research, Inc.

John H. Seiter                     Executive Vice President of Client Relations
                                   & Marketing and Director, Capital Guardian
                                   Trust Company; Senior Vice President, Capital
                                   Group International, Inc.; Vice President,
                                   The Capital Group Companies, Inc.

Robert L. Spare                    Senior Vice President, Capital Guardian Trust
                                   Company

Eugene P. Stein                    Executive Vice President and Director,
                                   Capital Guardian Trust Company; Director,
                                   Capital Guardian Research Company

Bente L. Strong                    Senior Vice President, Capital Guardian Trust
                                   Company Personal Investment Management
                                   Division; Publisher, Capital Publishing's The
                                   American Benefactor Magazine

Philip A. Swan                     Senior Vice President, Capital Guardian Trust
                                   Company

Shaw B. Wagener                    Director, Capital Guardian Trust Company,
                                   Capital International Asia Pacific Management
                                   Company, S.A., Capital International
                                   Management Company, Capital International
                                   Emerging Countries Fund and Capital
                                   International Latin American Fund; President
                                   and Director, Capital International, Inc.;
                                   Senior Vice President, Capital Group
                                   International, Inc. and Emerging Markets
                                   Growth Fund, Inc.

Eugene M. Waldron                  Senior Vice President, Capital Guardian Trust
                                   Company; Vice President, Loomis, Sayles &
                                   Company

N. Dexter Williams                 Senior Vice President, Capital Guardian Trust
                                   Company Personal Investment Management
                                   Division; Senior Vice President, American
                                   Funds Distributors, Inc.



Item 27.    Principal Underwriters.

      (a) The principal underwriter for each Registrant is WM Funds Distributor, Inc.

      (b) The Directors and Officers of WM Funds Distributor, Inc., their positions with WM Funds Distributor, Inc. and the WM Group of Funds are set forth in the table below. The principal business address of WM Funds Distributor, Inc. and each of its directors and officers is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.


      Name and                    Position And               Positions And
 Principal Business               Offices With                Offices With
      Address                      Underwriter                 Registrant
      -------                      -----------                 ----------

William G. Papesh                   President                  President

Sandra A. Cavanaugh           First Vice President        Senior Vice President

Monte D. Calvin               First Vice President,     Chief Financial Officer,
                                    Treasurer             Senior Vice President

Sharon L. Howells                Vice President,          Senior Vice President
                               Corporate Secretary


      (c)   Not applicable.

Item 28.    Location of Accounts and Records.

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrants, at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101, the offices of the Registrants' custodian, Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108 and the offices of the Registrants' sub-advisors, Van Kampen Management, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181, Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206, and Capital Guard Trust
Co., Investment office, 333 South Hope St., Los Angeles, CA 90071.

Item 29.    Management Services.

      None of the Registrants is a party to any management related contract, other than as set forth in the Prospectus.

Item 30.    Undertakings.

      (a) Each Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

      (b) Each of the Registrants has undertaken to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of the Registrant when requested to do so by the holders of at least 10% of the Registrant's outstanding shares. Each Registrant has undertaken further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle in the State of Washington on the 29th day of February, 2000.

                                                   WM TRUST I
                                                   WM TRUST II
                                                   WM STRATEGIC ASSET
                                                   MANAGEMENT PORTFOLIOS, LLC


                                                   WILLIAM G. PAPESH*
                                                   ----------------------------
                                                   William G. Papesh, President


        Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                Signature              Title                       Date
WILLIAM G. PAPESH*                     President and Trustee       February 29, 2000
-------------------------------
William G. Papesh

/s/MONTE D. CALVIN                     Chief Financial             February 29, 2000
-------------------------------        Officer
Monte D. Calvin

DAVID E. ANDERSON*                     Trustee                     February 29, 2000
-------------------------------
David E. Anderson

WAYNE L. ATTWOOD, M.D.*                Trustee                     February 29, 2000
-------------------------------
Wayne L. Attwood, M.D.

ARTHUR H. BERNSTEIN, ESQ.*             Trustee                     February 29, 2000
-------------------------------
Arthur H. Bernstein, Esq.

KRISTIANNE BLAKE*                      Trustee                     February 29, 2000
-------------------------------
Kristianne Blake

EDMOND R. DAVIS, ESQ.*                 Trustee                     February 29, 2000
-------------------------------
Edmond R. Davis, Esq.

JOHN W. ENGLISH*                       Trustee                     February 29, 2000
-------------------------------
John W. English

ANNE V. FARRELL*                       Trustee                     February 29, 2000
-------------------------------
Anne V. Farrell

CARROL R. MCGINNIS*                    Trustee                     February 29, 2000
-------------------------------
Carrol R. McGinnis

MICHAEL K. MURPHY*                     Trustee                     February 29, 2000
-------------------------------
Michael K. Murphy

ALFRED E. OSBORNE, JR., PH.D.*         Trustee                     February 29, 2000
-------------------------------
Alfred E. Osborne, Jr., Ph.D.

DANIEL L. PAVELICH*                    Trustee                     February 29, 2000
-------------------------------
Daniel L. Pavelich

JAY ROCKEY*                            Trustee                     February 29, 2000
-------------------------------
Jay Rockey*

MORTON O. SCHAPIRO*                    Trustee                     February 29, 2000
-------------------------------
Morton O. Schapiro

RICHARD C. YANCEY*                     Trustee                     February 29, 2000
-------------------------------
Richard C. Yancey

*By /s/ William G. Papesh pursuant to Powers of Attorney previously filed.

Exhibit Index


(d)(2)(D)     Sub-advisory Agreement
(j)(1)(2)(3)  Consent of Deloitte & Touche LLP


                                      -16-